UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09253
Wells Fargo Funds Trust
(Exact name of registrant as specified in charter)
525 Market Street, 12th Floor, San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor, San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: June 30, 2010 for all funds in this filing except Wells Fargo Managed Account CoreBuilder Shares — Series G, and Wells Fargo Managed Account CoreBuilder Shares — Series M, which had fiscal year end of December 31, 2010.
Date of reporting period: March 31, 2011

TABLE OF CONTENTS

ITEM 1. SCHEDULE OF INVESTMENTS
ITEM 2. CONTROLS AND PROCEDURES
SIGNATURES
ITEM 1. SCHEDULE OF INVESTMENTS

Wells Fargo Advantage Managed Account CoreBuilder Shares	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
CoreBuilder Shares — Series G

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 104.76%
FHLMC #A77459	7.50%	05/01/2038	$43,833	49,948
FHLMC #A93454	5.00%	08/01/2040	48,322	50,498
FHLMC #F60001	4.50%	01/01/2024	147,266	154,441
FHLMC Discount Note(o)	0.08%	04/13/2011	500,000	499,987
FHLMC Series 3748 Class D	4.00%	11/15/2039	75,000	72,097
FHLMC Series R008 Class FK±	0.66%	07/15/2023	58,660	58,625
FHLMC Series T-42 Class A5	7.50%	02/25/2042	109,087	128,897
FHLMC Structured Pass-Through Securities Series T-57 Class 2A1±	3.97%	07/25/2043	75,750	75,786
FHLMC Structured Pass-Through Securities Series T-59 Class 2A1±	3.77%	10/25/2043	75,754	77,719
FNMA%%	4.00%	01/25/2024	425,000	436,688
FNMA%%	5.00%	03/25/2019	425,000	451,496
FNMA%%	5.00%	05/25/2036	752,000	786,663
FNMA%%	5.50%	09/25/2019	141,000	152,500
FNMA%%	5.50%	02/25/2035	2,135,000	2,283,116
FNMA%%	6.00%	03/25/2020	1,585,000	1,722,202
FNMA #256986	7.00%	11/01/2037	31,217	35,319
FNMA #257307(o)	6.00%	08/01/2038	144,278	157,148
FNMA #460207	5.60%	11/01/2013	95,751	95,667
FNMA #461110	4.62%	07/01/2013	101,470	105,920
FNMA #462846	4.15%	07/01/2014	97,819	103,227
FNMA #464369(o)	3.32%	02/01/2015	167,163	172,509
FNMA #464495	4.68%	02/01/2020	29,770	31,027
FNMA #888707	7.50%	10/01/2037	125,284	144,659
FNMA #934370	5.50%	08/01/2038	71,534	76,985
FNMA #941312(o)	6.50%	07/01/2037	201,857	228,158
FNMA #976190	7.50%	05/01/2038	30,506	35,084
FNMA #987853(o)	5.50%	08/01/2038	155,200	167,026
FNMA #991906(o)	6.00%	11/01/2038	230,000	250,516
FNMA #995591(o)	7.00%	03/01/2024	152,630	167,505
FNMA #AB1469(o)	4.50%	09/01/2040	522,140	532,108
FNMA #AD9194(o)	5.00%	08/01/2040	1,458,374	1,528,424
FNMA #AE0113(o)	4.00%	07/01/2040	689,013	678,583
FNMA #AE0800(o)	3.79%	01/01/2021	189,394	185,383
FNMA #AE2084(o)	4.50%	08/01/2025	219,174	230,297
FNMA #AE2148	3.50%	02/01/2026	139,336	139,942
FNMA #AE3049(o)	4.50%	09/01/2040	1,178,948	1,201,454
FNMA #AE6219	4.00%	12/01/2040	44,729	44,061
FNMA #AH0313(o)	4.00%	12/01/2040	637,222	627,705
FNMA Series 2005-W4 Class 3A±	3.36%	06/25/2035	51,120	52,214
FNMA Series 2010-74 Class FG±	0.48%	03/25/2037	34,320	34,306
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00%	05/25/2044	118,817	135,563
FNMA Whole Loan Series 2004-W15 Class 1A3	7.00%	08/25/2044	83,872	95,692
GNMA%%	4.50%	12/20/2039	765,000	787,711
GNMA #4747	5.00%	07/20/2040	470,724	500,218
GNMA Series 2002-53 Class IO(c)	0.32%	04/16/2042	1,911,028	9,487
GNMA Series 2004-10 Class C	4.67%	07/16/2031	125,000	133,313
GNMA Series 2005-90 Class A	3.76%	09/16/2028	36,940	38,084
GNMA Series 2006-3 Class A(o)	4.21%	01/16/2028	186,811	190,195
GNMA Series 2007-12 Class A	3.96%	06/16/2031	87,810	91,236
GNMA Series 2007-69 Class TA(o)	4.44%	06/16/2031	9,944	9,992
GNMA Series 2007-75 Class B	5.05%	10/16/2014	165,000	178,099
GNMA Series 2008-22 Class XM(c)	1.53%	02/16/2050	3,748,326	158,446
GNMA Series 2008-86 Class D	5.46%	04/16/2040	135,000	141,438
GNMA Series 2010-105 Class QF±	0.60%	04/20/2039	46,719	46,684
GNMA Series 2010-74 Class B	3.81%	08/16/2039	45,000	45,647

Total Agency Securities (Cost $16,597,803)				16,587,695

Asset Backed Securities: 2.10%
Chase Issuance Trust Series 2009-A3 Class A3	2.40%	06/17/2013	165,000	165,665
Discover Card Master Trust Series 2008-A3 Class A3	5.10%	10/15/2013	90,000	90,162
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

Wells Fargo Advantage Managed Account CoreBuilder Shares	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
CoreBuilder Shares — Series G

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset Backed Securities (continued)
Discover Card Master Trust Series 2008-A4 Class A4	5.65%	12/15/2015	$70,000	$76,592

Total Asset Backed Securities (Cost $325,104)				332,419

Non-Agency Mortgage Backed Securities: 9.19%
Bank of America Commercial Mortgage Series 2006- 2 Class A4	5.74%	05/10/2045	35,000	38,013
Bear Stearns Commercial Mortgage Securities Series 2007-T28 Class AAB	5.75%	09/11/2042	130,000	139,867
Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4	4.58%	10/15/2037	100,000	101,097
Commercial Mortgage Pass-Through Certificates Series 2006-C7 Class A4	5.77%	06/10/2046	120,000	131,012
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB18 Class A4	5.44%	06/12/2047	65,000	68,541
Lehman Brothers-UBS Commercial Mortgage Trust Series 2003-C8 Class A3	4.83%	11/15/2027	104,450	107,614
Lehman Brothers-UBS Commercial Mortgage Trust Series 2005-C1 Class A3	4.55%	02/15/2030	100,000	101,537
Lehman Brothers-UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16%	02/15/2031	90,000	96,235
Merrill Lynch Commercial Mortgage Trust Series 2007-8 Class A3	5.96%	08/12/2049	35,000	37,584
Merrill Lynch/Countrywide Commercial Mortgage Pass-Through Certificates Series 2006-4 Class A3	5.17%	12/12/2049	90,000	94,450
Morgan Stanley Capital I Series 2004-T15 Class A4	5.27%	06/13/2041	105,000	112,485
Morgan Stanley Capital I Series 2006-HQ8 Class A4	5.40%	03/12/2044	131,000	141,150
Morgan Stanley Capital I Series 2007-IQ16 Class A4	5.81%	12/12/2049	120,000	129,672
TIAA Real Estate CDO Limited Series 2007-C4 Class A3	5.98%	08/15/2039	145,000	156,774

Total Non-Agency Mortgage Backed Securities (Cost $1,368,365)				1,456,031

Corporate Bonds and Notes: 3.16%

Financials: 3.16%

Diversified Financial Services: 3.16%
IFC Discount Note	0.01%	04/12/2011	500,000	499,968

Total Corporate Bonds and Notes (Cost $499,985)				499,968

Short-Term Investments: 11.62%

	Yield		Shares	Value

Investment Companies: 11.30%
Wells Fargo Advantage Government Money Market Fund(o)(l)(u)	0.01%		1,790,065	1,790,065

	Interest Rate	Maturity Date	Principal

US Treasury Securities: 0.32%
US Treasury Bill^#	0.10%	06/23/2011	$50,000	49,990

Total Short-Term Investments (Cost $1,840,056)				1,840,055

Total Investments in Securities (Cost $20,631,313)*	130.83%			20,716,168
Other Assets and Liabilities, Net	(30.83)			(4,881,553)

Total Net Assets	100.00%			$15,834,615

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

^	Zero coupon security. Rate represents yield to maturity.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

Wells Fargo Advantage Managed Account CoreBuilder Shares	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
CoreBuilder Shares — Series G

#	Security pledged as collateral for futures transactions.

(o)	Security pledged as collateral for when-issued (TBA) and/or delayed delivery securities.

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

±	Variable rate investments.

*	Cost for federal income tax purposes is $20,631,313 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$265,993
Gross unrealized depreciation	(181,138)

Net unrealized appreciation	$84,855
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE COREBUILDER SHARES SERIES G
NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2011 (unaudited)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
When-issued transactions
The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
The Fund may be subject to interest rate risk, in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
TBA sale commitments
The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for the dollar roll transactions as purchases and sales.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Agency securities	$0	$16,587,695	$0	$16,587,695
Asset-backed securities	0	332,419	0	332,419
Corporate bonds and notes	0	499,968	0	499,968
Non-agency mortgage backed securities	0	1,456,031	0	1,456,031
Short-term investments
Investment companies	1,790,065	0	0	1,790,065
U.S. treasury obligations	49,990	0	0	49,990

	$1,840,055	$18,876,113	$0	$20,716,168

For the three months ended March 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.
As of March 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Futures contracts	$254	$0	$0	$254
DERIVATIVE TRANSACTIONS
During the three months ended March 31, 2011, the Fund entered into futures contracts for speculative purposes.
At March 31, 2011, the Fund had long and short futures contracts outstanding as follows:

					Net
				Value	Unrealized
			Initial	at	Gains
Expiration Date	Contracts	Type	Contract Amount	March 31, 2011	(Losses)

June 2011	8 Short	2-Year U.S. Treasury Notes	$1,742,235	$1,745,000	$(2,765)
June 2011	7 Short	5-Year U.S. Treasury Notes	820,893	817,523	3,370
June 2011	4 Long	10-Year U.S. Treasury Notes	476,476	476,125	(351)
The Fund had an average contract amount of $55,651 and $2,761,129 in long and short futures contracts, respectively, during the three months ended March 31, 2011.

WELLS FARGO ADVANTAGE MANAGED ACCOUNT	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
COREBUILDER SHARES
     COREBUILDER SHARES — SERIES M

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 105.31%

Arizona: 2.21%
Arizona School Facilities Board Revenue State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00%	07/01/2016	$100,000	108,103
Verrado AZ Community Facilities District # 1 (Tax Revenue)	4.85	07/15/2014	85,000	83,893

				191,996

California: 17.02%
Alameda CA Corridor Transportation Authority Sub Lien Series A (Transportation Revenue, AMBAC Insured) ^	6.55	10/01/2018	400,000	251,020
California HFFA Community Development Project (Miscellaneous Revenue, California Mortgages Insured)	6.25	02/01/2026	100,000	102,341
California State Various Purposes (Miscellaneous Revenue)	5.75	04/01/2031	100,000	102,576
California State Various Purposes (Tax Revenue)	6.00	11/01/2039	100,000	102,281
California Statewide Communities Sutter Health Series A (Health Revenue)	6.00	08/15/2042	100,000	99,015
Corona-Norco CA Unified School Convertible Capital Appreciation Election 2006 Series C (Tax Revenue, AGM Insured) ^	6.80	08/01/2039	80,000	52,563
Escondido CA Union High School District Capital Appreciation Election 2008 Series A (Tax Revenue, Assured Guaranty Insured) ^	6.70	08/01/2029	200,000	57,664
Gilroy CA USD Capital Appreciation Election 2008 Series A (Tax Revenue, Assured Guaranty Insured) ^	6.02	08/01/2032	200,000	45,992
Hawthorne CA School District Capital Appreciation Election of 1997 Series C (Tax Revenue, NATL-RE Insured) ^	6.98	11/01/2025	100,000	35,847
Northern CA Gas Authority # 1 LIBOR (Energy Revenue) ±	0.80	07/01/2017	45,000	38,596
Oakland CA USD Alameda County Election 2006 Series A (Tax Revenue)	6.50	08/01/2024	100,000	106,686
Palomar CA Community College Capital Appreciation Election 2006 Series B (Tax Revenue) ^	6.24	08/01/2032	570,000	128,142
Palomar CA Pomerado Health Capital Appreciation Election 2004 Series A (Tax Revenue) ^	6.84	08/01/2034	250,000	44,255
Richmond CA Joint Powers Financing Authority Civic Center Project (Lease Revenue, Assured Guaranty Insured)	5.88	08/01/2037	50,000	50,044
Sacramento County CA Sanitation District Financing Authority Regulation B (Water & Sewer Revenue, NATL-RE & FGIC Insured) ±	0.74	12/01/2035	200,000	132,050
San Diego County CA COP (Tax Revenue, AMBAC Insured) ^	6.62	07/01/2030	250,000	71,360
University of California Regents Medical Center Series C-2 (Health Revenue) ±	1.00	05/15/2047	100,000	57,576

				1,478,008

Colorado: 4.21%
Colorado ECFA Charter School-American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.13	12/01/2033	200,000	218,904
Colorado Educational & Cultural Facilities Charter School Series A (Lease Revenue)	6.25	11/01/2040	150,000	147,215

				366,119

District of Columbia: 1.14%
District of Columbia Cesar Chavez Public Charter School Project (Miscellaneous Revenue)	6.50	11/15/2021	100,000	98,860

Florida: 4.58%
City of Sunrise FL PFFA Capital Appreciation Series B (Tax Revenue, NATL-RE Insured) ^	4.50	10/01/2016	175,000	133,712
Collier County FL IDA Naples Community Hospital Incorporated Project (Health Revenue, Bank of America NA LOC)	4.65	10/01/2034	225,000	215,690
Seminole Tribe Settlement (Miscellaneous Revenue)	5.13	10/01/2017	50,000	48,131

				397,533

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
     COREBUILDER SHARES — SERIES M

Security Name	Interest Rate	Maturity Date	Principal	Value
Georgia: 3.74%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (IDR, AMBAC Insured)	5.00%	01/01/2027	$50,000	43,427
Municipal Gas Authority of Georgia Main Street Natural Gas Incorporated Project Series A (Energy Revenue)	5.00	03/15/2022	75,000	73,647
Municipal Gas Authority of Georgia Main Street Natural Gas Incorporated Project Series B (Energy Revenue)	5.00	03/15/2015	200,000	207,468

				324,542

Guam: 1.93%
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	07/01/2019	75,000	70,169
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00	10/01/2018	100,000	97,080

				167,249

Idaho: 3.72%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	06/01/2040	100,000	107,122
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue)	6.00	06/01/2038	250,000	215,990

				323,112

Illinois: 11.42%
Illinois Finance Authority Medical District Commission Project A (Health Revenue, CIFC Insured)	4.13	09/01/2018	90,000	88,055
Illinois State Series A (Tax Revenue, FSA Insured)	5.00	06/01/2015	125,000	131,779
Illinois State Series A (Tax Revenue, AMBAC Insured)	5.00	11/01/2025	100,000	94,355
Illinois State Series A (Tax Revenue, NATL-RE & FGIC Insured)	5.25	10/01/2015	100,000	103,814
Lake County IL Community High School District # 117 Antioch Capital Appreciation Series B (Tax Revenue, NATL-RE & FGIC Insured) ^	4.60	12/01/2016	150,000	113,610
Lake County IL School District # 38 Big Hollow Capital Appreciation (Tax Revenue, AMBAC Insured) ^	6.26	02/01/2019	75,000	46,182
McHenry & Kane Counties IL Capital Appreciation (Tax Revenue, NATL-RE & FGIC Insured) ^	5.34	01/01/2016	140,000	114,225
Metropolitan Pier & Exposition Authority Illinois State Tax Capital Appreciation Refunding McCormick Project (Tax Revenue, NATL-RE & FGIC Insured) ^	6.61	06/15/2029	100,000	32,672
Metropolitan Pier & Exposition Authority Illinois State Tax Capital Appreciation Refunding McCormick Project B (Tax Revenue, AGM Insured) ^	5.82	06/15/2027	75,000	28,638
Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	5.50	06/01/2023	100,000	96,301
Waukegan IL Capital Appreciation Series A (Tax Revenue, NATL-RE & FGIC Insured) ^	5.03	12/30/2017	200,000	142,058

				991,689

Indiana: 3.11%
Indiana State Ascension Health Services Series B-3 (Health Revenue) §±	2.53	11/15/2031	150,000	150,000
Jasper County IN PCR Northern Series B (IDR, NATL-RE Insured)	5.60	11/01/2016	110,000	119,988

				269,988

Kansas: 1.49%
Wyandotte County KS Capital Appreciation Sales Tax Subordinate Lien (Tax Revenue) ^	6.43	06/01/2021	100,000	53,801
Wyandotte County KS United Government Referendum Sales Tax Second Lien Area B (Tax Revenue)	5.00	12/01/2020	75,000	75,429

				129,230

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MANAGED ACCOUNT	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
COREBUILDER SHARES
     COREBUILDER SHARES — SERIES M

Security Name	Interest Rate	Maturity Date	Principal	Value
Kentucky: 1.40%
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, NATL-RE Insured) ^	6.18%	10/01/2023	$150,000	69,459
Kentucky EDFA Unrefunded Balance Norton C (Health Revenue, NATL-RE Insured) ±	5.95	10/01/2017	50,000	52,450

				121,909

Louisiana: 0.56%
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Port, Airport, & Marina Authority Revenue)	6.50	01/01/2040	50,000	48,912

Massachusetts: 1.23%
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00	04/15/2039	100,000	106,805

Michigan: 11.08%
Comstock MI Public Schools Capital Appreciation (Tax Revenue, AMBAC Insured) ^	4.82	05/01/2014	200,000	184,396
Michigan Finance Authority Limited Obligation Public Academy — Old Redford Series A (Miscellaneous Revenue)	5.25	12/01/2020	100,000	93,229
Michigan Finance Authority State Aid Notes Series A-1 Detroit School Project (Miscellaneous Revenue)	6.45	02/20/2012	200,000	200,964
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2013	100,000	102,214
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ^	5.30	05/01/2016	50,000	40,011
Monroe County MI Economic Development Corporation Detroit Edison Company Series AA (Utilities Revenue, NATL-RE & FGIC Insured)	6.95	09/01/2022	200,000	234,978
Wayne County MI Airport Authority Detroit Metropolitan Airport Project (Port, Airport, & Marina Authority Revenue, AGM-CR Insured)	5.00	12/01/2015	100,000	106,477

				962,269

Missouri: 2.34%
St. Louis MO Lambert-St. Louis International Airport Series B (Port, Airport, & Marina Authority Revenue, NATL-RE & FGIC Insured)	6.00	07/01/2013	190,000	203,612

Nevada: 1.06%
Clark County NV School District Series B (Tax Revenue, AGM Insured)	5.00	06/15/2017	85,000	91,853

New Jersey: 1.16%
New Jersey State Higher Education Assistance Authority Series A (Education Revenue)	5.63	06/01/2030	100,000	101,133

New York: 1.18%
Seneca County NY IDAG Seneca Meadows Incorporated Project (IDR) ††±	6.63	10/01/2035	50,000	49,677
Yonkers NY IDAG Sarah Lawrence College Project Series A (Education Revenue)	5.75	06/01/2024	50,000	52,554

				102,231

Oklahoma: 1.12%
Oklahoma HFA Single Homeownership Loan Program Series A (Housing Revenue, GNMA/FNMA Insured)	4.50	09/01/2024	95,000	97,414

Pennsylvania: 5.96%
Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series A-1 (Health Revenue) ±	1.02	02/01/2037	450,000	319,208
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	07/01/2019	100,000	97,672
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
     COREBUILDER SHARES — SERIES M

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) ±	5.25%	12/01/2033	$100,000	101,182

				518,062

Puerto Rico: 0.59%
Puerto Rico Sales Tax Financing Corporation First Sub-Series A (Tax Revenue)	6.38	08/01/2039	50,000	51,375

South Carolina: 4.14%
Allendale County SC School District Energy Savings Special Obligation (Lease Revenue, State Aid Withholding Insured)	8.50	12/01/2018	100,000	103,524
Town of Newberry SC Newberry County School District Project (Lease Revenue)	5.25	12/01/2017	240,000	255,691

				359,215

Tennessee: 4.81%
Elizabethton TN Health & Educational Facilities Board Prefunded Series B (Health Revenue, NATL-RE-IBC Insured)	7.75	07/01/2029	100,000	109,972
Metropolitan Nashville TN Airport Authority Refunding Aero Nashville LLC Project (Port, Airport, & Marina Authority Revenue)	5.20	07/01/2026	100,000	90,081
Tennessee Energy Acquisition Corporation Gas Series A (Energy Revenue)	5.25	09/01/2018	100,000	98,986
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2013	20,000	21,057
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2019	100,000	98,008

				418,104

Texas: 7.92%
Houston TX Airport Systems AMT Sub Series C (Port, Airport, & Marina Authority Revenue, XLCA Insured) (m)(n)(a)§±	0.49	07/01/2032	100,000	89,692
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue)	6.25	02/15/2017	250,000	263,248
Sabine River TX Authority PCR TXU Electric Company Project Series B (Resource Recovery Revenue) ±	5.75	05/01/2030	35,000	32,944
Texas Municipal Gas Acquisition & Supply Corporation Series A (Energy Revenue) ±	0.91	09/15/2017	205,000	196,087
Texas Private Activity Surface (Transportation Revenue)	7.50	06/30/2032	50,000	53,000
Texas Private Activity Surface (Transportation Revenue)	7.50	06/30/2033	50,000	52,823

				687,794

Utah: 1.14%
Spanish Fork City UT American Leadership Academy (Miscellaneous Revenue) ††	5.55	11/15/2021	115,000	98,918

Virgin Islands: 2.71%
Virgin Islands Public Finance Authority Series B (Tax Revenue)	5.00	10/01/2025	200,000	188,186
Virgin Islands Public Finance Authority Sub Matching Loan Notes Series A (Miscellaneous Revenue)	6.00	10/01/2039	50,000	47,645

				235,831

Wisconsin: 2.34%
Oneida Tribe of Indians Wisconsin (Tax Revenue) ††	5.50	02/01/2021	200,000	203,218

Total Municipal Bonds and Notes (Cost $9,108,233)				9,146,981

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MANAGED ACCOUNT	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
COREBUILDER SHARES
     COREBUILDER SHARES — SERIES M

Security Name		Interest Rate	Maturity Date	Principal	Value
Short-Term Investments: 10.33%

U.S. Treasury Obligations: 0.58%
US Treasury Bill^		0.12%	06/23/2011	50,000	$49,990

		Yield		Shares
Investment Companies: 9.75%
Wells Fargo Advantage National Tax Free Money Market Fund (l)(u)		0.09		846,886	846,886

Total Short-Term Investments (Cost $896,876)					896,876

Total Investments in Securities (Cost $10,005,109)*	115.64%				10,043,857

Other Assets and Liabilities, Net	(15.64)				(1,358,316)

Total Net Assets	100.00%				$8,685,541

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

^	Zero coupon security. Rate represents yield to maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

§	These securities are subject to a demand feature which reduces the effective maturity.

±	Variable rate investments.

*	Cost for federal income tax purposes is $10,005,109 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$236,990
Gross unrealized depreciation	(198,242)

Net unrealized appreciation	$38,748
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE COREBUILDER SERIES M
NOTES TO PORTFOLIO OF INVESTMENT
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Securities valuation
Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust’s Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and are representative of the securities’ fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.
Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.
Investments in open-end mutual funds are valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
When-issued transactions
Each Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of March 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Municipal bonds and notes	$0	$9,057,289	$89,692	$9,146,981
Short-term investments
Investment companies	846,886	0	0	846,886
U.S. Treasury obligations	0	49,990	0	49,990

	$846,886	$9,107,279	$89,692	$10,043,857

For the three months ended March 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Bonds and Notes
Balance as of December 31, 2010	$89,572
Accrued discounts (premiums)	107
Realized gains (losses)	0
Change in unrealized gains (losses)	13
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0
Transfers in from acquisition(s)	0
Balance as of March 31, 2011	$89,692

Change in unrealized gains (losses) included in earnings relating to securities still held at March 31, 2011	$13
Derivative Transactions
During the three months ended March 31, 2011, the Fund entered into futures contracts for speculative purposes.
As of March 31, 2011, the Fund did not have any open futures contracts but had an average contract amount of $61,819 in short futures contracts during the three months ended March 31, 2011.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 97.61%
California: 92.70%
ABAG Financial Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25%	12/01/2016	$305,000	$314,406
Adelanto CA School District Series A (Tax Revenue, NATL-RE Insured)	5.55%	09/01/2011	355,000	362,306
Alameda Contra Costa CA Transit District FHR Computer System Project (Lease Revenue)	4.00%	08/01/2012	610,000	618,430
Alameda Corridor Transportation Authority (Transportation Revenue, NATL-RE Insured)	5.13%	10/01/2014	1,000,000	1,006,960
Alameda Corridor Transportation Authority CA Capital Appreciation Sub Lien Series A (Transportation Revenue, AMBAC Insured)^	6.72%	10/01/2019	3,000,000	1,711,920
Alameda County CA COP (Lease Revenue, AMBAC Insured)	5.63%	12/01/2015	550,000	621,929
Alameda County CA COP Refunding Series A (Lease Revenue, NATL-RE Insured)	5.38%	12/01/2014	2,000,000	2,054,660
Alameda County CA COP Refunding Series A (Lease Revenue, NATL-RE Insured)	5.38%	12/01/2015	1,435,000	1,474,219
Alisal CA USD 2006 Election Series A (Tax Revenue, Assured Guaranty Insured)	5.50%	08/01/2013	700,000	764,897
Anaheim CA PFA Convention Center Project Series A (Lease Revenue, AMBAC Insured)	5.25%	08/01/2013	1,600,000	1,630,848
Anaheim CA PFA Public Improvements Project Series C (Lease Revenue, AGM Insured)	6.00%	09/01/2014	500,000	559,045
Anaheim CA PFA Refunding (Lease Revenue)	4.00%	08/01/2011	200,000	202,230
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20%	01/01/2017	645,000	645,477
Antioch CA Development Agency Tax Allocation Project # 1 (Tax Revenue, AGM Insured)	4.60%	09/01/2011	510,000	511,596
Bakersfield CA COP Convention Center Series A (Lease Revenue, AMBAC Insured)	5.00%	04/01/2017	210,000	221,290
Baldwin Park CA USD BAN (Tax Revenue)^	3.22%	08/01/2014	500,000	449,145
Baldwin Park CA USD Capital Appreciation Election of 2006 (Tax Revenue, AGM Insured)^	1.35%	08/01/2012	50,000	49,100
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, XLCA Insured)	5.00%	08/01/2014	500,000	504,560
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, AMBAC Insured)	5.00%	08/01/2017	1,290,000	1,296,747
Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Transportation Revenue, NATL-RE FGIC Insured)	5.00%	08/01/2017	2,815,000	2,831,693
Bay Area Toll Authority California Bay TRAN (Transportation Revenue, Lloyds TSB Bank LOC)±§	0.20%	04/01/2045	1,000,000	1,000,000
Bay Area Toll Authority California Bay TRAN (Transportation Revenue)	5.50%	04/01/2011	225,000	225,000
Bell Gardens CA Community Development Commission Tax Allocation Project #1 Series A (Tax Revenue)	3.88%	08/01/2011	375,000	375,120
Berkeley CA Pension (Miscellaneous Revenue, AMBAC Insured)	4.70%	06/01/2011	200,000	200,496
Brea CA PFA Tax Allocation Series A (Housing Revenue)	5.00%	09/01/2012	750,000	764,040
Cabrillo CA USD Capital Appreciation Series A (Tax Revenue, AMBAC Insured)^	4.10%	08/01/2015	1,500,000	1,257,135
Calaveras County CA Community Facilities District # 2 (Tax Revenue)	7.00%	09/01/2026	1,220,000	1,273,595
California Community College Financing Authority Miracosta Palomar (Lease Revenue)	3.00%	10/01/2011	785,000	794,404
California Community College Financing Authority Miracosta Palomar (Lease Revenue)	3.00%	10/01/2012	715,000	732,375
California Educational Facilities Authority California Institute of Technology Series A (Education Revenue)	5.00%	10/01/2032	200,000	204,692
California HFA AMT Home Mortgage Series A (Housing Revenue, AGM Insured)	3.50%	02/01/2012	500,000	503,995
California HFA AMT Home Mortgage Series A (Housing Revenue, AGM Insured)	3.60%	08/01/2012	400,000	404,820
California HFA AMT Home Mortgage Series E (Housing Revenue)	4.65%	08/01/2022	1,585,000	1,442,144
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00%	02/01/2042	680,000	691,043
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50%	08/01/2042	$2,340,000	$2,314,564
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75%	08/01/2030	1,155,000	1,171,112
California HFA AMT Home Mortgage Series J (Housing Revenue, FGIC Insured)	4.05%	08/01/2013	1,775,000	1,804,110
California HFA AMT Home Mortgage Series J (Housing Revenue, AGM Insured)	4.13%	08/01/2011	800,000	806,464
California HFA AMT Home Mortgage Series J (Housing Revenue, AGM Insured)	4.38%	08/01/2012	500,000	510,535
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75%	08/01/2047	815,000	776,736
California HFA AMT Home Mortgage Series K (Housing Revenue)	4.55%	08/01/2021	1,655,000	1,441,902
California HFA AMT Home Mortgage Series L (Housing Revenue)	3.95%	08/01/2015	1,300,000	1,299,181
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC-FHA Insured)	4.00%	08/01/2013	500,000	501,060
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC-FHA Insured)	4.05%	02/01/2014	940,000	943,732
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC Insured)	5.00%	02/01/2014	1,435,000	1,454,473
California HFA AMT Home Mortgage Series M (Housing Revenue)	4.55%	08/01/2021	545,000	498,119
California HFA Capital Appreciation Home Mortgage Series A (Housing Revenue, FHA Private Mortgages Insured)^	9.78%	08/01/2016	670,000	400,754
California HFA Capital Appreciation Home Mortgage Series B (Housing Revenue, FHA Private Mortgages Insured)^	9.95%	08/01/2015	365,000	242,123
California HFFA California-Nevada Methodist (Health Revenue, California Mortgages Insured)	4.25%	07/01/2011	55,000	55,101
California HFFA Casa Colina Project (Health Revenue)	5.50%	04/01/2013	850,000	869,389
California HFFA Catholic Healthcare West Series F (Health Revenue)±§	5.00%	07/01/2027	1,000,000	1,072,350
California HFFA Catholic Healthcare West Series I (Health Revenue)±§	4.95%	07/01/2026	1,590,000	1,702,588
California HFFA Catholic Healthcare West Series L (Health Revenue)	5.13%	07/01/2022	500,000	510,215
California HFFA Catholic West Series H Prerefunded (Health Revenue)±§	4.45%	07/01/2026	85,000	85,876
California HFFA Cedars-Sinai Medical Center (Health Revenue)	3.00%	08/15/2011	250,000	251,555
California HFFA Paradise Estate (Health Revenue, California Mortgages Insured)	5.13%	01/01/2022	3,000,000	3,017,940
California HFFA Revenue Home Mortgage Series D (Housing Revenue, FGIC-FHA Insured)	4.10%	02/01/2015	1,750,000	1,749,983
California HFFA Revenue Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.30%	08/01/2015	475,000	487,925
California Industry Public Facilities Authority (Tax Revenue, NATL-RE Insured)	5.00%	05/01/2011	300,000	300,537
California Infrastructure & Economic Development Bank J. Paul Getty Series A (Miscellaneous Revenue)±§	4.00%	10/01/2023	475,000	486,096
California Infrastructure & Economic Development Bank King City Union High School (Lease Revenue)	2.00%	08/15/2011	270,000	271,080
California Municipal Finance Authority COP Community Hospitals Central California (Health Revenue)	5.00%	02/01/2012	1,585,000	1,609,155
California PCFA (Resource Recovery Revenue)±§	5.25%	06/01/2023	3,245,000	3,394,465
California PCFA Pacific Gas & Electric Series A (IDR, NATL-RE Insured)±§	5.35%	12/01/2016	1,000,000	1,022,160
California PCFA Solid Waste Disposal Waste Management Project Series A (IDR)±§	5.13%	07/01/2031	1,000,000	1,047,080
California Special Districts Finance Program COP Series 00 (Lease Revenue, NATL-RE Insured)	5.00%	12/01/2015	350,000	350,599
California State (Tax Revenue)	4.00%	12/01/2011	100,000	101,787
California State (Miscellaneous Revenue, NATL-RE Insured)	4.38%	02/01/2013	200,000	204,984
California State (Miscellaneous Revenue, NATL-RE Insured)	5.00%	06/01/2011	300,000	302,106
California State (Miscellaneous Revenue, NATL-RE Insured)	5.00%	06/01/2012	215,000	216,434
California State (Tax Revenue)	5.00%	05/01/2020	3,000,000	3,111,900
California State (Miscellaneous Revenue)	5.50%	06/01/2011	150,000	151,178
California State (Miscellaneous Revenue, NATL-RE-IBC Insured)	6.25%	09/01/2012	125,000	129,455
California State (Tax Revenue, NATL-RE Insured)	6.30%	09/01/2011	100,000	102,250
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California State (Miscellaneous Revenue)	6.75%	08/01/2011	$135,000	$137,631
California State Department of Transportation COP Series A (Lease Revenue, NATL-RE Insured)	5.25%	03/01/2016	200,000	200,702
California State Department of Veterans Affairs Home Purchase AMT Series A (Housing Revenue)	4.00%	12/01/2013	1,995,000	2,038,132
California State Department of Veterans Affairs Home Purchase AMT Series A (Housing Revenue, AMBAC Insured)	4.90%	12/01/2018	315,000	315,095
California State Economic Recovery Series A (Tax Revenue)	3.50%	07/01/2011	100,000	100,710
California State Economic Recovery Series A (Tax Revenue)	5.00%	07/01/2011	150,000	151,626
California State Economic Recovery Series A (Tax Revenue)	5.00%	07/01/2016	1,000,000	1,009,670
California State FSA (Miscellaneous Revenue, AGM-CR Insured)	5.50%	03/01/2012	155,000	155,595
California State Principal Series 27 (Tax Revenue, NATL-RE Insured)^	1.08%	09/01/2011	535,000	532,539
California State Public Works Board (Lease Revenue, AMBAC Insured)	5.25%	12/01/2017	2,000,000	2,069,140
California State Public Works Board California Community Colleges Series A (Lease Revenue, NATL-RE FGIC Insured)	4.00%	11/01/2011	130,000	131,881
California State Public Works Board California Community Colleges Series A (Lease Revenue, AMBAC Insured)	5.25%	12/01/2012	1,020,000	1,022,703
California State Public Works Board California Community Colleges Series A (Lease Revenue, NATL-RE Insured)	5.50%	09/01/2011	250,000	254,150
California State Public Works Board California Community Colleges Series A (Lease Revenue, AMBAC Insured)	5.50%	04/01/2013	100,000	100,268
California State Public Works Board California Community Colleges Series B (Lease Revenue, NATL-RE Insured)	5.10%	09/01/2013	1,930,000	1,934,285
California State Public Works Board California Community Colleges Series D (Lease Revenue)	5.25%	10/01/2011	525,000	534,797
California State Public Works Board California Community Colleges Series D (Lease Revenue, NATL-RE-IBC Insured)	5.38%	03/01/2012	750,000	752,198
California State Public Works Board California Community Services (Lease Revenue, NATL-RE-IBC Insured)	5.25%	10/01/2011	250,000	254,665
California State Public Works Board California State University Trustees Series B (Lease Revenue)	5.00%	09/01/2013	365,000	365,781
California State Public Works Board Department of Corrections (Lease Revenue, AGM Certificates Insured)	5.25%	06/01/2015	935,000	1,007,173
California State Public Works Board Department of Corrections Series A (Lease Revenue, AMBAC Insured)	4.75%	09/01/2012	200,000	200,458
California State Public Works Board Department of Corrections Series E (Lease Revenue, XLCA Insured)	5.00%	06/01/2015	640,000	674,643
California State Public Works Board Department of Corrections Series E (Lease Revenue, NATL-RE IBC Bank of New York Insured)	5.50%	06/01/2015	845,000	877,769
California State Public Works Board Department of Corrections Series F (Lease Revenue, NATL-RE FGIC Insured)	5.00%	11/01/2016	425,000	453,977
California State Public Works Board Department of Corrections State Prisons Series A (Lease Revenue, AMBAC Insured)	5.25%	12/01/2013	2,000,000	2,084,220
California State Public Works Board Department of Health Services Series A (Lease Revenue, NATL-RE Insured)	5.20%	11/01/2012	500,000	503,810
California State Public Works Board Department of Health Services Series A (Lease Revenue, NATL-RE Insured)	5.50%	11/01/2015	500,000	504,050
California State Public Works Board Department of Mental Health Series A (Lease Revenue)	5.00%	06/01/2011	520,000	522,548
California State Public Works Board Series A (Lease Revenue)	6.50%	09/01/2017	2,500,000	2,760,650
California State Public Works Board Trustees California State University Series A (Lease Revenue)	5.25%	10/01/2013	250,000	250,580
California State Public Works Board Various Project Series G-1 (Lease Revenue)	4.00%	10/01/2011	100,000	101,246
California State University Hayward Foundation Project (Education Revenue, NATL-RE GO of Corporation Insured)	5.25%	08/01/2025	500,000	481,440
California State Veterans Bonds Series CA (Tax Revenue)	4.45%	12/01/2017	1,000,000	1,050,510
California State Veterans AMT Series CB (Tax Revenue)	5.00%	04/01/2011	850,000	850,000
California Statewide CDA American Baptist Homes West (Housing Revenue)	4.25%	10/01/2015	2,760,000	2,755,225
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California Statewide CDA COP Health Facilities Series A (Lease Revenue, NATL-RE-IBC Insured)	5.50%	09/01/2014	$945,000	$1,018,899
California Statewide CDA Disposal Republic Services Series A (Resource Recovery Revenue)	4.95%	12/01/2012	1,000,000	1,052,420
California Statewide CDA Henry Mayo Memorial Hospital Series B (Health Revenue, AMBAC California Mortgages Insured)	4.00%	10/01/2014	1,515,000	1,539,801
California Statewide CDA International School Peninsula Project (Education Revenue)	4.60%	11/01/2013	240,000	239,530
California Statewide CDA John Muir Mt. Diablo Health Systems (Health Revenue, NATL-RE Insured)	5.50%	08/15/2012	430,000	442,788
California Statewide CDA Kaiser Permanente Series B (Health Revenue)±§	3.90%	08/01/2031	750,000	790,005
California Statewide CDA Kaiser Permanente Series I (Health Revenue)±§	3.45%	04/01/2035	200,000	200,518
California Statewide CDA Proposition 1A Receivables Program (Miscellaneous Revenue)	4.00%	06/15/2013	1,500,000	1,565,205
California Statewide CDA Proposition 1A Receivables Program (Miscellaneous Revenue)	5.00%	06/15/2013	4,000,000	4,259,760
California Statewide CDA Quail Ridge Apartments Series E1 (Housing Revenue)	4.25%	07/01/2012	335,000	331,771
California Statewide CDA Redlands Community Hospital Series A (Health Revenue, RADIAN Insured)	5.00%	04/01/2011	100,000	100,000
California Statewide CDA Sherman Oaks Project Series A (Miscellaneous Revenue, AMBAC California Mortgages Insured)	5.50%	08/01/2011	1,390,000	1,405,540
California Statewide CDA Sherman Oaks Project Series A (Miscellaneous Revenue, AMBAC California Mortgages Insured)	5.50%	08/01/2014	700,000	749,525
California Statewide CDA St. Joseph (Health Revenue, FSA Insured)	4.50%	07/01/2018	1,335,000	1,386,758
California Statewide Communities (Municipal Bonds and Notes, ACA Radian Insured)±§(a)	0.73%	05/15/2029	200,000	190,779
Capistrano CA USD School Facilities Improvement District #1 Series B (Tax Revenue, AGM Insured)	4.00%	08/01/2011	150,000	151,667
Carlsbad CA USD Series A (Lease Revenue)	2.00%	10/01/2011	305,000	306,766
Castaic Lake Water Agency Water System Improvement Project Series A (Lease Revenue, NATL-RE Insured)	7.00%	08/01/2011	250,000	255,398
Centinela Valley CA Union High School District Capital Appreciation Series A (Tax Revenue, AGM Insured)^	4.02%	08/01/2015	375,000	314,790
Central Basin Municipal Water Department COP (Water & Sewer Revenue, AMBAC Insured)	4.00%	08/01/2011	100,000	101,179
Chula Vista CA COP (Lease Revenue, NATL-RE Insured)	4.50%	08/01/2016	430,000	437,581
Coalinga CA PFA Senior Lien Notes Series A (Miscellaneous Revenue, AMBAC Insured)	5.85%	09/15/2013	500,000	524,405
Community Development Authority COP Childrens Hospital of Los Angeles Project (Lease Revenue, NATL-RE Insured)	6.00%	06/01/2012	500,000	520,780
Community Development Authority COP John Muir & Mount Diablo Hospital Project (Miscellaneous Revenue, NATL-RE Insured)	3.50%	05/01/2011	500,000	500,805
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.00%	08/01/2011	705,000	705,423
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.00%	08/01/2012	830,000	826,232
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.00%	08/01/2013	855,000	834,873
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.50%	08/01/2014	1,130,000	1,097,038
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80%	08/01/2020	215,000	205,018
Contra Costa County CA PFA Pleasant Hill BART Project (Tax Revenue)	5.13%	08/01/2011	350,000	352,366
Contra Costa County CA PFA Series B (Lease Revenue, NATL-RE Insured)	4.00%	06/01/2013	450,000	459,878
Corona CA PFA City Hall Project Series B (Lease Revenue, NATL-RE Insured)	5.38%	09/01/2018	1,205,000	1,213,278
Corona CA Redevelopment Agency Merged Downtown Amended Series A (Tax Revenue, NATL-RE FGIC Insured)	3.50%	09/01/2011	170,000	170,231
Corona Norco CA HEFAR (Lease Revenue, AGM Insured)	2.00%	04/15/2011	300,000	300,162
Culver City CA RDFA (Tax Revenue, AMBAC Insured)	5.50%	11/01/2014	1,275,000	1,303,445
Culver City CA Redevelopment Agency Capital Appreciation Tax Allocation A (Tax Revenue)^	6.73%	11/01/2019	2,575,000	1,459,278
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Delano County CA Financing Authority Police Station Project Series A (Lease Revenue)	2.00%	12/01/2011	$355,000	$352,110
Delano County CA Financing Authority Police Station Project Series A (Lease Revenue)	2.00%	12/01/2012	920,000	900,717
Delano County CA Financing Authority Police Station Project Series A (Lease Revenue)	4.00%	12/01/2016	1,040,000	997,890
Dinuba CA Merged City Redevelopment # 2 Sub Notes (Tax Revenue)	4.40%	10/01/2011	1,000,000	1,001,060
Duarte CA COP Series A (Health Revenue)	5.25%	04/01/2019	1,500,000	1,503,510
El Cajon CA PFA Sales Tax Supported Series A (Lease Revenue)	4.00%	08/01/2015	2,000,000	2,112,560
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00%	03/01/2017	500,000	521,430
Emeryville CA Public Financing Authority Emeryville Redevelopment Project Series A (Lease Revenue, NATL-RE Insured)	5.25%	09/01/2015	1,265,000	1,280,382
Emeryville CA Public Financing Authority Emeryville Redevelopment Project Series A (Lease Revenue, NATL-RE Insured)	5.25%	09/01/2017	1,400,000	1,381,226
Encinitas CA Public Financing Authority Park Project Series A (Lease Revenue)	2.00%	04/01/2011	250,000	250,000
Folsom CA Redevelopment Agency Central Folsom Redevelopment Project (Tax Revenue)	3.00%	08/01/2011	200,000	200,624
Folsom Cordova CA USD School Facilities Improvement District # 1 Series A (Tax Revenue, NATL-RE Insured)	5.50%	10/01/2015	370,000	380,353
Fontana CA PFA (Lease Revenue, AMBAC Insured)	5.00%	09/01/2012	400,000	412,876
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50%	10/01/2017	50,000	50,098
Fontana CA RDA Sierra Corridor Commercial Redevelopment Project (Tax Revenue, NATL-RE FGIC Insured)	4.50%	09/01/2015	825,000	821,477
Foothill-Eastern Transportation Corridor Agency (Transportation Revenue, NATL-RE Insured)^	7.47%	01/15/2017	580,000	379,778
Fowler CA USD School Facilities Improvement District #1 (Tax Revenue, NATL-RE Insured)	5.20%	07/01/2020	1,730,000	1,830,824
Fresno CA Joint Powers Financing Authority (Tax Revenue, AMBAC Insured)	4.10%	08/01/2011	100,000	100,422
Fresno CA Joint Powers Financing Authority (Lease Revenue, AGM Insured)	5.00%	06/01/2017	650,000	654,199
Fresno CA USD Series A (Tax Revenue, NATL-RE Insured)	6.55%	08/01/2020	200,000	220,784
Fullerton CA PFA (Tax Revenue, AMBAC Insured)	5.00%	09/01/2011	460,000	464,936
Garden Grove CA Agency for Community Development (Tax Revenue, AMBAC Insured)	5.25%	10/01/2016	600,000	605,334
Golden State Tobacco Securitization Corporation CA Enhanced Asset-Backed Series A (Tobacco Revenue, AMBAC Insured)	5.00%	06/01/2011	375,000	377,078
Golden State Tobacco Securitization Corporation CA Series 2003 A-1 (Tobacco Revenue)	6.25%	06/01/2033	2,555,000	2,770,080
Golden West CA Schools Financing Authority Capital Appreciation Series A (Miscellaneous Revenue, NATL-RE Insured)^	2.13%	08/01/2011	450,000	446,769
Golden West CA Schools Financing Authority Capital Appreciation Series A (Miscellaneous Revenue, NATL-RE Insured)^	3.22%	02/01/2013	360,000	339,286
Golden West CA Schools Financing Authority Capital Appreciation Series A (Miscellaneous Revenue, NATL-RE Insured)^	3.87%	02/01/2014	235,000	210,645
Golden West CA Schools Financing Authority Capital Appreciation Series A (Miscellaneous Revenue, NATL-RE Insured)^	3.87%	02/01/2014	455,000	407,844
Hanford CA Joint Union High School District (Tax Revenue, AGM Insured)	3.00%	08/01/2011	335,000	337,044
Hawthorne CA School District Election 2008 Series A (Tax Revenue, Assured Guaranty Insured)^	3.65%	08/01/2015	100,000	85,394
Hawthorne CA School District Election 2008 Series A (Tax Revenue, Assured Guaranty Insured)^	4.03%	08/01/2016	155,000	125,166
Hawthorne CA School District Election 2008 Series A (Tax Revenue, Assured Guaranty Insured)^	4.40%	08/01/2017	165,000	125,116
Highland CA Community Facilities District 90-1 Series A (Tax Revenue, AMBAC Insured)	4.25%	09/01/2011	100,000	101,172
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Horicon CA Elementary School District (Tax Revenue, AMBAC Insured)	4.00%	08/01/2011	$240,000	$242,340
Horicon CA Elementary School District (Tax Revenue, AMBAC Insured)	4.00%	08/01/2012	265,000	274,227
Horicon CA Elementary School District (Tax Revenue, AMBAC Insured)	4.00%	08/01/2013	280,000	294,773
Horicon CA Elementary School District (Tax Revenue, AMBAC Insured)	4.00%	08/01/2014	295,000	313,054
Industry CA Airport Revenue Refunding Senior Series B (Tax Revenue, NATL-RE Insured)	4.00%	05/01/2018	1,000,000	919,620
Industry CA Refunding Series B (Tax Revenue)	4.00%	07/01/2011	250,000	252,160
Inglewood CA RDA Sub Lien Merged Redevelopment Project (Tax Revenue, ACA Insured)^	4.58%	05/01/2012	395,000	375,957
Inglewood CA RDA Sub Lien Merged Redevelopment Project (Tax Revenue, ACA Insured)^	5.01%	05/01/2013	150,000	135,252
Kern CA Community College District COP (Lease Revenue)	4.00%	04/01/2014	2,500,000	2,566,150
Keyes CA USD Capital Appreciation (Tax Revenue, NATL-RE FGIC Insured)^	3.20%	08/01/2013	145,000	134,567
Keyes CA USD Capital Appreciation (Tax Revenue, NATL-RE FGIC Insured)^	4.17%	08/01/2015	150,000	125,340
Keyes CA USD Capital Appreciation (Tax Revenue, NATL-RE FGIC Insured)^	4.53%	08/01/2016	155,000	121,928
Lake Elsinore CA PFFA (Tax Revenue, AMBAC Insured)	4.00%	09/01/2016	1,830,000	1,790,692
Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.50%	08/01/2014	750,000	725,618
Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.75%	08/01/2015	585,000	559,342
Liberty CA USD Capital Appreciation Series B (Tax Revenue, NATL-RE FGIC Insured)^	4.23%	08/01/2017	300,000	229,896
Lindsay CA USD COP (Lease Revenue, Assured Guaranty Insured)	5.00%	10/01/2014	340,000	364,188
Lodi CA USD COP Aspire Project Series A (Lease Revenue, NATL-RE FGIC Insured)	4.00%	08/01/2011	495,000	498,653
Long Beach CA Bond Finance Authority Aquarium of The Pacific (Lease Revenue, AMBAC Insured)	5.50%	11/01/2012	1,535,000	1,559,621
Long Beach CA Bond Finance Authority Aquarium of The Pacific (Lease Revenue, AMBAC Insured)	5.50%	11/01/2015	1,045,000	1,054,510
Long Beach CA Bond Finance Authority Public Safety Facilities Project (Lease Revenue, AMBAC Insured)	5.25%	11/01/2013	1,080,000	1,113,210
Long Beach CA Harbor AMT Series A (Port Authority Revenue, NATL-RE Insured)	5.00%	05/15/2016	500,000	540,240
Long Beach CA Public Safety Facilities Project (Lease Revenue, AMBAC Insured)	5.25%	11/01/2015	250,000	255,010
Long Beach CA Senior Series B (Port Authority Revenue)	4.00%	06/01/2014	995,000	1,015,228
Los Angeles CA Building Authority Series A (Lease Revenue)	5.20%	10/01/2012	475,000	478,629
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00%	09/01/2014	255,000	259,310
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00%	09/01/2015	375,000	380,816
Los Angeles CA Convention & Exhibit Center Authority Series A (Lease Revenue, NATL-RE Insured)	6.13%	08/15/2011	650,000	660,797
Los Angeles CA COP Hollywood Presbyterian Medical Center (Lease Revenue, INDLC Insured)	9.63%	07/01/2013	230,000	253,642
Los Angeles CA DW&P Prerefunded MBIA (Utilities Revenue, NATL-RE IBC Bank of New York Insured)	4.75%	08/15/2011	230,000	230,828
Los Angeles CA DW&P Unrefunded Power System Series A-1 (Water & Sewer Revenue, NATL-RE Insured)	4.30%	07/01/2012	100,000	100,876
Los Angeles CA DW&P Unrefunded Power System Series A-2 (Water & Sewer Revenue, NATL-RE Insured)	5.38%	07/01/2020	605,000	610,893
Los Angeles CA Municipal Improvement Corporation Series A (Lease Revenue, NATL-RE FGIC Insured)	4.25%	08/01/2011	210,000	211,724
Los Angeles CA Municipal Improvement Corporation Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00%	08/01/2011	100,000	101,069
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Los Angeles CA Series A (Tax Revenue, AGM Insured)	4.40%	09/01/2011	$100,000	$101,670
Los Angeles CA State California Department Series A (Lease Revenue, NATL-RE-IBC Insured)	5.63%	05/01/2011	370,000	371,317
Los Angeles CA USD 1997 Election Series E (Tax Revenue, NATL-RE Insured)	4.25%	07/01/2011	100,000	100,943
Los Angeles CA USD COP Multiple Properties Series A (Lease Revenue)	5.00%	12/01/2015	1,750,000	1,860,250
Los Angeles CA USD Election of 2004 Series F (Tax Revenue, FGIC Insured)	5.00%	07/01/2020	2,500,000	2,641,025
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue, AMBAC Insured)	6.00%	12/01/2014	200,000	212,522
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue, AMBAC Insured)	6.00%	12/01/2015	1,835,000	1,956,716
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue, AMBAC Insured)	6.00%	12/01/2016	3,285,000	3,479,965
Los Angeles County CA Community Facilities District # 5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00%	09/01/2019	1,000,000	1,012,930
Los Angeles County CA COP Capital Appreciation Disney Package Projects (Lease Revenue)^	2.67%	03/01/2014	100,000	92,497
Los Angeles County CA Metropolitan Transportation Authority 1st Tier Senior (Tax Revenue)	5.00%	07/01/2011	100,000	101,171
Los Angeles County CA Public Works Financing Authority Master Project Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00%	09/01/2011	250,000	252,745
Los Angeles County CA Public Works Financing Authority Master Project Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00%	09/01/2014	690,000	724,176
Los Angeles County CA Public Works Financing Authority Master Project Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00%	09/01/2019	2,875,000	2,820,720
Madera CA USD Election of 2006 (Tax Revenue, NATL-RE Insured)	4.00%	08/01/2011	200,000	202,102
Mendota CA USD (Tax Revenue)	5.00%	05/01/2011	650,000	652,178
Merced CA Union High School Capital Appreciation Series A (Tax Revenue, NATL-RE FGIC Insured)^	5.53%	08/01/2019	2,190,000	1,389,358
Metropolitan Water District of Southern California Series B (Water & Sewer Revenue)±§	0.22%	07/01/2028	300,000	300,000
Modesto CA Irrigation District COP Capital Improvements Series A (Lease Revenue, AMBAC Insured)^	1.44%	07/01/2011	175,000	174,360
Modesto CA Irrigation District COP Capital Improvements Series A (Lease Revenue, AMBAC Insured)^	5.09%	07/01/2016	900,000	690,822
Modesto CA Irrigation District COP Capital Improvements Series A (Lease Revenue, AGM Insured)	5.25%	07/01/2016	1,000,000	1,027,760
Mojave CA USD COP (Lease Revenue, AGM Insured)^	1.87%	09/01/2012	500,000	486,805
Monrovia CA Redevelopment Agency Century Redevelopment Project Area # 1 (Tax Revenue)	4.40%	06/01/2012	1,000,000	1,000,920
Moreno Valley CA PFA (Lease Revenue, AMBAC Insured)	5.00%	11/01/2013	480,000	507,422
Moreno Valley CA PSFG (Tax Revenue, AGM Insured)	5.00%	08/15/2014	1,000,000	1,013,340
Mount Pleasant CA Elementary School District Capital Appreciation 1998 Election Series S (Tax Revenue, AMBAC Insured)^	3.46%	09/01/2014	1,070,000	950,802
Mountain View CA Shoreline Regional Park Community Series A (Tax Revenue, NATL-RE Insured)	5.50%	08/01/2013	500,000	500,555
Napa-Vallejo CA Solid Waste Transfer Facility (Resource Recovery Revenue)	5.30%	02/15/2012	990,000	991,980
New Haven CA USD Refunding (Tax Revenue, AGM Insured)	12.00%	08/01/2013	905,000	1,122,164
Norco CA RDA Refunding Redevelopment Project Area #1 (Tax Revenue)	4.00%	03/01/2014	100,000	98,916
Northern California Transmission California-Oregon Transportation Project Series A (Utilities Revenue, NATL-RE Insured)	7.00%	05/01/2013	2,680,000	2,872,665
Norwalk CA Community Facilities Authority Refunding Parking & Improvement Project Series A (Lease Revenue, AMBAC Insured)	3.90%	04/01/2012	180,000	180,360
Oakland CA COP Oakland Museum Series A (Lease Revenue, AMBAC Insured)	5.00%	04/01/2012	225,000	228,688
Oakland CA Financing Authority Housing Set-Aside (Tax Revenue, AMBAC Insured)	5.00%	09/01/2018	2,000,000	2,031,180
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Lease Revenue, AMBAC Insured)	5.50%	10/01/2011	1,125,000	1,137,848
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Lease Revenue, AMBAC Insured)	5.50%	10/01/2013	$1,585,000	$1,650,603
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Lease Revenue, AMBAC Insured)	5.50%	10/01/2014	580,000	605,456
Oakland CA RDA Sub Tax Allocation Centre Distribution (Tax Revenue, NATL-RE FGIC Insured)	5.50%	09/01/2012	105,000	108,014
Oakland CA RDA Sub Tax Allocation Centre Distribution (Tax Revenue, NATL-RE FGIC Insured)	5.50%	09/01/2015	475,000	482,676
Oakland CA USD Alameda County (Tax Revenue, NATL-RE FGIC Insured)	3.75%	08/01/2012	500,000	507,650
Oakland CA USD Alameda County Election 2000 (Tax Revenue, NATL-RE Insured)	5.00%	08/01/2016	530,000	547,352
Oakland CA USD Alameda County Election 2006 Series A (Tax Revenue)	4.00%	08/01/2014	435,000	447,685
Orange County CA PFA (Lease Revenue, NATL-RE Insured)	5.00%	07/01/2011	250,000	252,810
Oxnard CA COP (Lease Revenue, AMBAC Insured)	4.45%	06/01/2012	185,000	185,316
Palm Desert CA Financing Authority Housing Set-Aside (Tax Revenue, NATL-RE Insured)	5.00%	10/01/2013	1,200,000	1,236,924
Palm Desert CA Financing Authority Project Area # 1 Series A (Tax Revenue, NATL-RE Insured)	4.50%	04/01/2011	1,150,000	1,150,000
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Port Authority Revenue)	5.10%	07/01/2012	290,000	293,529
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Port Authority Revenue)	5.20%	07/01/2013	410,000	410,984
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Port Authority Revenue)	5.30%	07/01/2013	130,000	129,500
Palm Springs CA Airport Sub Lien Palm Springs International Airport (Port Authority Revenue)	5.30%	07/01/2014	430,000	422,243
Palo Verde CA USD FlexFund Program (Miscellaneous Revenue)(i)	4.80%	09/01/2027	950,716	902,249
Palomar CA Palomar County Election 2006 Series B (Tax Revenue)	3.00%	08/01/2011	250,000	252,108
Palomar CA Palomar County Election 2006 Series B (Tax Revenue)^	3.38%	08/01/2016	250,000	208,858
Palomar CA Palomar County Election 2006 Series B (Tax Revenue)^	3.90%	08/01/2017	880,000	688,098
Palomar Pomerado Health System (Health Revenue, NATL-RE Insured)	5.38%	11/01/2011	85,000	85,113
Paramount CA USD (Tax Revenue, AGM Insured)	4.00%	09/01/2011	100,000	101,274
Patterson CA Joint USD Capital Appreciation Series A (Tax Revenue, NATL-RE FGIC Insured)^	4.17%	08/01/2015	140,000	116,984
Pomona CA PFA Redevelopment Project Series AD (Tax Revenue, NATL-RE Insured)	4.75%	02/01/2013	1,830,000	1,832,196
Pomona CA USD Series A (Tax Revenue, NATL-RE Insured)	6.15%	08/01/2015	3,810,000	3,983,279
Pomona CA USD Series A (Tax Revenue, NATL-RE Insured)	6.50%	08/01/2019	800,000	836,160
Port of Oakland CA Series K Unrefunded (Port Authority Revenue, NATL-RE FGIC Insured)	5.75%	11/01/2012	2,430,000	2,437,752
Port of Oakland CA Series K Unrefunded (Port Authority Revenue, NATL-RE FGIC Insured)	5.75%	11/01/2013	1,000,000	1,002,760
Port of Oakland CA Series K Unrefunded (Port Authority Revenue, NATL-RE FGIC Insured)	5.75%	11/01/2014	995,000	997,209
Port of Oakland CA Series K Unrefunded (Port Authority Revenue, NATL-RE FGIC Insured)	5.88%	11/01/2017	500,000	500,505
Port of Oakland CA Series N (Port Authority Revenue, NATL-RE Insured)	5.00%	11/01/2014	1,000,000	1,030,570
Poway CA Community Facilities District # 1 (Tax Revenue, AGM Insured)	5.00%	10/01/2011	325,000	332,049
Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.63%	08/15/2014	1,100,000	1,095,677
Poway CA RDA Paguay Redevelopment Project Series A (Tax Revenue, NATL-RE Insured)	4.50%	06/15/2014	580,000	580,760
Rancho Cucamonga CA Redevelopment Agency (Tax Revenue, AMBAC Insured)	5.00%	09/01/2011	410,000	412,587
Rancho Cucamonga CA Redevelopment Agency (Tax Revenue, AGM Insured)	5.00%	09/01/2013	500,000	501,570
Redlands CA PFA Series A (Water & Sewer Revenue, AGM Insured)	5.00%	09/01/2017	1,000,000	1,012,170
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.00%	06/30/2013	$915,000	$894,614
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.38%	06/30/2014	1,060,000	1,026,165
Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.75%	06/30/2015	630,000	609,764
Riverside CA Community College District Election 2004 Series D (Tax Revenue)^	5.28%	08/01/2020	535,000	328,634
Riverside CA Community Facilities District # 88-1 Series A (Tax Revenue)±	3.00%	09/01/2011	1,590,000	1,593,975
Riverside CA Community Facilities District # 88-1 Series A (Tax Revenue)±§	3.00%	09/01/2012	1,470,000	1,473,058
Riverside CA Community Facilities District # 88-1 Series A (Tax Revenue)±§	4.00%	09/01/2014	1,025,000	1,033,549
Riverside CA Community Facilities District # 90-1 Series A (Tax Revenue, NATL-RE Insured)	5.50%	09/01/2013	1,100,000	1,110,428
Riverside CA COP (Lease Revenue, NATL-RE Insured)	5.00%	11/01/2012	200,000	207,998
Riverside County CA Asset Leasing Corporation Hospital Project Series B (Health Revenue, NATL-RE Insured)	5.70%	06/01/2016	500,000	509,605
Riverside County CA Palm Desert Financing Authority Series A (Lease Revenue)	4.50%	05/01/2012	1,200,000	1,233,720
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, NATL-RE Insured)	4.50%	10/01/2015	545,000	540,297
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, NATL-RE Insured)	5.00%	10/01/2014	1,000,000	1,016,190
Riverside County CA Public Safety Communication Series A (Lease Revenue, AMBAC Insured)	4.00%	11/01/2011	250,000	254,810
Robla CA School District Series B (Tax Revenue, NATL-RE Insured)^	5.25%	08/01/2018	1,435,000	980,191
Roseville CA Natural Gas Financing Authority (Energy Revenue)	5.00%	02/15/2015	500,000	518,365
Roseville City CA School District COP Financing Project (Lease Revenue, AGM Insured)	4.75%	09/01/2016	500,000	500,860
Sacramento CA Airport Grant Series D (Port Authority Revenue)	5.00%	07/01/2014	1,000,000	1,081,110
Sacramento CA City Financing Authority Building Series A (Lease Revenue, AMBAC Insured)	5.25%	05/01/2015	535,000	535,000
Sacramento CA City Financing Authority EPA Building Series B (Lease Revenue, AMBAC Insured)	5.00%	05/01/2014	1,250,000	1,250,000
Sacramento CA City Financing Authority Series B (Lease Revenue)	5.00%	11/01/2014	970,000	995,986
Sacramento CA MUD Series G (Utilities Revenue, NATL-RE Insured)	6.50%	09/01/2013	445,000	468,327
Sacramento CA MUD Series O (Utilities Revenue, NATL-RE Insured)	5.25%	08/15/2015	310,000	314,501
Sacramento CA MUD Series O (Utilities Revenue, NATL-RE Insured)	5.25%	08/15/2016	250,000	253,565
Sacramento CA RDA (Tax Revenue, AGM Insured)	4.60%	11/01/2012	200,000	206,948
Sacramento CA Regional Art Facilities Financing Authority COP (Lease Revenue, AMBAC Insured)	4.10%	09/01/2015	150,000	147,216
Salinas Valley CA Solid Waste Authority (Resource Recovery Revenue, AMBAC Insured)	5.00%	08/01/2012	985,000	1,011,368
San Bernardino CA Joint Powers Financing Authority Series A (Tax Revenue, AGM Insured)	5.75%	10/01/2014	1,425,000	1,548,106
San Bernardino County CA COP Arrowhead Project Series A (Lease Revenue)	5.50%	08/01/2020	2,000,000	2,073,400
San Bernardino County CA COP Medical Centre Financing Project (Lease Revenue, NATL-RE-IBC Insured)	5.50%	08/01/2017	720,000	742,183
San Bernardino County CA Financing Authority Facilities Project (Miscellaneous Revenue)	5.10%	06/01/2017	815,000	744,535
San Diego CA PFFA (Water & Sewer Revenue)	4.00%	05/15/2011	230,000	231,007
San Diego CA PFFA (Water & Sewer Revenue, NATL-RE Insured)	5.00%	08/01/2011	320,000	324,685
San Diego CA PFFA Ballpark Series A (Lease Revenue, AMBAC Insured)	5.00%	02/15/2016	1,825,000	1,932,146
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00%	09/01/2011	310,000	310,239
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00%	09/01/2013	165,000	160,910
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00%	09/01/2014	355,000	338,734
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.50%	09/01/2015	365,000	349,009
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00%	09/01/2016	380,000	364,640
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
San Diego CA RDA Naval Training Center Series A (Tax Revenue, AMBAC Insured)	4.50%	09/01/2017	$555,000	$563,325
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50%	09/01/2017	345,000	334,091
San Diego CA RDA Tax Allocation Centre City Series A (Tax Revenue, XLCA Insured)	5.00%	09/01/2014	665,000	705,139
San Diego CA RDA Tax Allocation Centre City Series A (Tax Revenue, AMBAC Insured)	5.13%	09/01/2011	375,000	378,026
San Diego CA USD Series C (Tax Revenue, AGM Insured)	5.00%	07/01/2021	100,000	103,018
San Diego County CA COP (Lease Revenue, AMBAC Insured)	5.63%	09/01/2012	1,800,000	1,861,542
San Francisco CA Airport Improvement United Airlines Incorporated Project (Port Authority Revenue)	8.00%	07/01/2013	390,000	422,436
San Francisco CA Building Authority Department of General Services Series A (Lease Revenue)	5.00%	10/01/2013	535,000	551,772
San Francisco CA City & County Airport Commission Series 37-C (Port Authority Revenue, FSA Insured)±§	1.05%	05/01/2029	1,000,000	1,000,000
San Francisco CA City & County Airports Commission Second Series Issue 30 (Port Authority Revenue, XLCA Insured)	4.00%	05/01/2014	240,000	249,672
San Francisco CA City & County Capital Appreciation George R. Moscone Center (Lease Revenue)^	1.07%	07/01/2011	1,720,000	1,715,322
San Francisco CA City & County RDA Capital Appreciation Redevelopment Project Series C (Tax Revenue, NATL-RE Insured)^	3.11%	08/01/2013	300,000	278,997
San Francisco CA City & County RDFA George R. Moscone Center (Lease Revenue, AGM Insured)	5.00%	07/01/2017	1,000,000	1,018,770
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50%	08/01/2014	125,000	125,185
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50%	08/01/2016	310,000	301,177
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	4.00%	08/01/2012	500,000	513,750
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	5.00%	08/01/2014	500,000	521,300
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series A (Tax Revenue, AMBAC Insured)	3.50%	08/01/2011	180,000	180,405
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, NATL-RE FGIC Insured)	5.25%	08/01/2013	250,000	256,513
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, NATL-RE FGIC Insured)	5.25%	08/01/2018	2,000,000	1,978,900
San Joaquin County CA Administration Building (Lease Revenue, NATL-RE Insured)	5.00%	11/15/2014	760,000	808,769
San Joaquin County CA Transportation Authority Measure K Senior Notes (Tax Revenue)	5.00%	04/01/2011	585,000	585,000
San Joaquin Hills CA Transportation Corridor Agency Capital Appreciation Series A (Transportation Revenue, NATL-RE Insured)^	7.11%	01/15/2015	2,000,000	1,535,420
San Jose CA Airport Revenue Series A (Port Authority Revenue, AGM-CR AMBAC Insured)	5.50%	03/01/2019	5,220,000	5,396,279
San Jose CA Financing Authority 4th & Fernando Parking Facility Project Series D (Transportation Revenue, AMBAC Insured)	4.13%	09/01/2011	200,000	202,742
San Jose CA Financing Authority Convention Center Project Series F (Lease Revenue, NATL-RE Insured)	5.00%	09/01/2015	1,000,000	1,013,900
San Jose CA Libraries & Parks Project (Tax Revenue)	5.00%	09/01/2017	715,000	726,476
San Jose CA Redevelopment Agency Series A (Tax Revenue, NATL-RE Insured)	5.00%	08/01/2017	300,000	293,613
San Jose CA Redevelopment Agency Series A (Tax Revenue)	5.25%	08/01/2011	675,000	680,400
San Jose CA Redevelopment Agency Series A (Tax Revenue)	6.13%	08/01/2015	550,000	582,346
San Luis & Delta Mendota CA Water Authority DHCCP Development Project Series A (Water & Sewer Revenue)	4.50%	03/01/2014	1,000,000	1,051,120
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25%	09/01/2019	1,000,000	981,510
Santa Ana CA USD (Tax Revenue, NATL-RE Insured)	4.00%	08/01/2011	200,000	201,966
Santa Clara CA Sub Series A (Utilities Revenue, NATL-RE Insured)	4.00%	07/01/2011	100,000	100,779
Santa Clara County CA Financing Authority Multiple Facilities Project Series N (Lease Revenue)	4.00%	05/15/2011	200,000	200,830
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Santa Clara Valley CA Transportation Authority Series A (Tax Revenue)±§	0.27%	06/01/2026	$1,090,000	$1,090,000
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Series A (Tax Revenue)	4.20%	09/01/2012	120,000	121,306
Santa Maria CA Water & Wastewater Capital Appreciation Sub Series A (Water & Sewer Revenue, AMBAC Insured)^	3.49%	08/01/2014	1,170,000	1,041,733
Sierra CA Joint Community College District School Facilities Improvement District # 2 Capital Appreciation Western Nevada Series B (Tax Revenue, NATL-RE Insured)^	3.64%	08/01/2015	500,000	427,170
Signal Hill CA Redevelopment Project # 1 (Tax Revenue)	4.13%	10/01/2016	550,000	553,823
South Gate CA PFA Southgate Redevelopment Project # 1 (Tax Revenue, AMBAC Insured)	5.25%	09/01/2019	1,365,000	1,341,290
Southern California Public Power Authority Hydroelectric Power Project Series A (Utilities Revenue, AGM Insured)	5.25%	10/01/2015	500,000	510,260
Southern California Public Power Authority Multiple Projects (Utilities Revenue, AGM-CR Insured)	6.75%	07/01/2011	100,000	101,589
Southern California Public Power Authority National Gas Project # 1 Series A (Energy Revenue)	5.00%	11/01/2012	550,000	582,076
State of California (Tax Revenue)	6.25%	09/01/2012	1,850,000	1,915,934
Susanville CA Public Financing Authority Utility Enterprises Series A (Water & Sewer Revenue, AGM Insured)	0.60%	06/01/2011	180,000	179,982
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, NATL-RE Insured)	5.45%	09/01/2018	1,980,000	1,981,267
Tracy CA Joint USD Election 2006 (Tax Revenue, AGM Insured)	6.00%	08/01/2013	315,000	346,648
Tustin CA Community Redevelopment Project Area (Tax Revenue)	2.00%	09/01/2011	200,000	199,332
Tustin CA Community Redevelopment Project Area (Tax Revenue)	3.00%	09/01/2012	560,000	556,881
Tustin CA USD Community District # 88-1 (Tax Revenue, AGM Insured)	5.00%	09/01/2011	150,000	152,555
Twin Rivers CA USD (Tax Revenue, AGM Insured)	4.50%	08/01/2011	175,000	177,237
Union City CA Community Redevelopment Agency (Tax Revenue, Assured Guaranty Insured)	3.00%	10/01/2013	55,000	53,566
University of California Medical Center Revenue Series D (Health Revenue)	5.00%	05/15/2011	300,000	301,473
University of California Unrefunded Revenue Portion Series A (Education Revenue, AGM Insured)	5.00%	05/15/2011	465,000	467,604
Val Verde CA USD 2008 Election Series B (Tax Revenue, AGM Insured)	3.00%	08/01/2011	500,000	503,845
Vallejo City CA USD Series A (Tax Revenue, NATL-RE Insured)	5.00%	02/01/2013	545,000	556,538
Ventura County CA PFA COP (Lease Revenue)	4.00%	08/15/2011	125,000	126,514
Victor Valley CA Elementary School District School Construction Project (Lease Revenue, NATL-RE Insured)	6.45%	05/01/2018	1,230,000	1,302,324
Victor Valley CA Joint USD Capital Appreciation Bonds (Tax Revenue, Assured Guaranty Insured)^	3.64%	08/01/2015	280,000	239,215
Walnut Valley CA USD Series A (Tax Revenue, NATL-RE Insured)	7.20%	02/01/2016	235,000	246,910
Washington CA USD Yolo County COP New High School Project (Lease Revenue, AMBAC Insured)	4.25%	08/01/2013	465,000	480,229
Washington Township CA Health Care District (Health Revenue)	5.00%	07/01/2011	500,000	502,750
Washington Township CA Health Care District (Health Revenue)	5.00%	07/01/2012	1,000,000	1,004,720
Washington Township CA Health Care District Series A (Health Revenue)	5.00%	07/01/2013	905,000	944,458
Washington Township CA Health Care District Series A (Health Revenue)	5.00%	07/01/2014	975,000	1,025,018
Washington Township CA Health Care District Series A (Health Revenue)	5.00%	07/01/2021	1,040,000	1,005,108
West Contra Costa CA USD 2000 Election Series C (Tax Revenue, NATL-RE FGIC Insured)	5.25%	08/01/2018	2,355,000	2,386,157
West Contra Costa CA USD Capital Appreciation Bonds (Tax Revenue, NATL-RE FGIC Insured)^	2.43%	08/01/2011	520,000	515,752
West Contra Costa CA USD Election of 2002 Series B (Tax Revenue, AGM Insured)	5.00%	08/01/2018	415,000	423,752
West Contra Costa CA USD Election of 2002 Series C (Tax Revenue, NATL-RE FGIC Insured)	4.25%	08/01/2017	785,000	794,059
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	3.25%	09/01/2013	$265,000	$263,593
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	4.00%	09/01/2014	250,000	248,260
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	5.00%	09/01/2015	200,000	199,914
Whittier CA HCFR Presbyterian Intercommunity Hospital Series D (Health Revenue)	4.00%	06/01/2013	1,000,000	1,043,160
Whittier CA PFA Greenleaf Avenue Whittier RDA Series A (Lease Revenue)	5.00%	11/01/2012	245,000	247,869
Winters CA Joint Union School District Yolo Solano County Project (Tax Revenue, AGM Insured)	2.00%	07/01/2011	290,000	290,792
Woodland CA Finance Authority East Main Street Assessment District (Miscellaneous Revenue)	5.20%	09/02/2011	200,000	201,944

				303,341,950

Guam: 0.17%
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00%	12/01/2012	520,000	541,908

Puerto Rico: 4.25%
Commonwealth of Puerto Rico (Tax Revenue, AGM Insured)	5.00%	07/01/2015	1,000,000	1,054,620
Commonwealth of Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, AMBAC Insured)	5.50%	07/01/2013	2,080,000	2,199,725
Commonwealth of Puerto Rico Public Improvement (Miscellaneous Revenue)	5.25%	07/01/2011	100,000	101,034
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, NATL-RE Insured)	5.25%	07/01/2013	2,000,000	2,131,580
Puerto Rico Electric Power Authority Series KK (Utilities Revenue, XLCA Insured)	5.00%	07/01/2011	1,000,000	1,009,770
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50%	12/01/2017	1,015,000	1,106,228
Puerto Rico HFA Vivienda Modernization (Housing Revenue)	4.75%	10/01/2011	2,080,000	2,086,074
Puerto Rico Highway & Transportation Authority (Tax Revenue, NATL-RE Insured)	5.25%	07/01/2014	860,000	864,515
Puerto Rico Municipal Finance Agency Series A (Tax Revenue, AGM Insured)	5.75%	08/01/2011	100,000	100,884
Puerto Rico Municipal Financing Agency Series C (Tax Revenue, AGM Insured)	5.00%	08/01/2013	1,125,000	1,205,348
Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue)±§	5.00%	08/01/2039	2,000,000	2,031,360

				13,891,138

Virgin Islands: 0.49%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, NATL-RE FGIC Insured)	5.00%	10/01/2013	500,000	530,275
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Miscellaneous Revenue, AGM Insured)	5.25%	10/01/2016	1,000,000	1,085,640

				1,615,915

Total Municipal Bonds and Notes (Cost $320,267,418)				319,390,911

	Yield	Shares
Short-Term Investments: 2.06%
Investment Companies: 2.00%
Wells Fargo Advantage California Municipal Money Market Fund(l)(u)	0.05%	6,552,251	6,552,251

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA LIMITED-TERM TAX-FREE FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
US Treasury Bills: 0.06%
US Treasury Bill^#		0.09%	06/23/2011	$200,000	$199,960

Total Short-Term Investments (Cost $6,752,207)					6,752,211

Total Investments in Securities (Cost $327,019,625)*	99.67%				326,143,122

Other Assets and Liabilities, Net	0.33				1,075,750

Total Net Assets	100.00%				$327,218,872

^	Zero coupon security. Rate represents yield to maturity.

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

#	Security pledged as collateral for futures transactions.

*	Cost for federal income tax purposes is $327,053,638 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,139,570
Gross unrealized depreciation	(3,050,086)

Net unrealized depreciation	$(910,516)
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 98.57%
California: 97.36%
ABC USD CA Capital Appreciation Series B (Tax Revenue, NATL-RE FGIC GO of District Insured) ^	5.16%	08/01/2018	$1,500,000	$1,031,190
Alameda CA Corridor Transportation Authority Capital Appreciation Sub Lien Series A (Transportation Revenue, AMBAC Insured) ^	6.31%	10/01/2018	3,660,000	2,296,833
Alameda CA Corridor Transportation Authority Capital Appreciation Sub Lien Series A (Transportation Revenue, AMBAC Insured) ^	6.72%	10/01/2019	3,000,000	1,711,920
Alameda Corridor Transportation Authority CA Capital Appreciation Sub Lien Series A (Transportation Revenue, AMBAC Insured) ^	1.56%	10/01/2021	3,000,000	2,542,440
Alhambra CA Unified School District Election of 2008 Series B (Tax Revenue, AGM Insured)	6.00%	08/01/2029	4,100,000	4,292,536
Alisal CA Union School District Capital Appreciation 2006 Election Series A (Tax Revenue, Assured Guaranty Insured) ^	4.65%	08/01/2017	1,105,000	824,871
Anaheim CA PFA Capital Appreciation Sub Lien Public Improvements Project Series C (Lease Revenue, AGM Insured) ^	4.86%	09/01/2018	5,900,000	4,127,994
Anaheim CA PFA Capital Appreciation Sub Lien Public Improvements Project Series C (Lease Revenue, AGM Insured) ^	6.67%	09/01/2025	15,110,000	5,873,408
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20%	01/01/2017	2,195,000	2,196,624
Bay Area Governments Association CA State Payment Acceleration Notes (Transportation Revenue, XLCA Insured)	5.00%	08/01/2017	1,635,000	1,651,301
Belmont CA Community Facilities Special Tax District # 2000-1 Library Project Series A (Tax Revenue, AMBAC Insured)	5.75%	08/01/2030	3,190,000	3,153,060
Bennett Valley CA Union School Election 2010 (Tax Revenue)	5.25%	08/01/2032	2,600,000	2,528,292
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00%	09/01/2023	2,105,000	2,132,702
Cabrillo CA USD Capital Appreciation Series A (Tax Revenue, AMBAC Insured) ^	6.57%	08/01/2021	1,500,000	769,260
California Health Facilities Financing Adventist Health System West Series A (Health Revenue)	5.75%	09/01/2039	2,000,000	1,865,200
California Health Facilities Financing Prerefunded-Providence Health (Health Revenue)	6.50%	10/01/2038	100,000	126,810
California Health Facilities Financing Unrefunded Balance-Providence (Health Revenue)	6.50%	10/01/2038	5,300,000	5,723,417
California HFA AMT Home Mortgage Series E (Housing Revenue)	4.65%	08/01/2022	7,000,000	6,369,090
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00%	02/01/2042	3,200,000	3,251,968
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50%	08/01/2042	6,220,000	6,152,389
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75%	08/01/2030	1,730,000	1,754,134
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75%	08/01/2047	670,000	638,544
California HFA AMT Home Mortgage Series K (Housing Revenue)	4.55%	08/01/2021	6,440,000	5,610,786
California HFA AMT Home Mortgage Series M (Housing Revenue)	4.55%	08/01/2021	4,500,000	4,112,910
California HFA AMT Home Mortgage Series M (Housing Revenue)	5.00%	08/01/2037	2,370,000	2,406,877
California HFA MFHR Series B (Housing Revenue, AMBAC & FHA Insured)	6.05%	08/01/2016	1,330,000	1,331,889
California HFFA Casa Colina Project (Health Revenue)	6.00%	04/01/2022	3,000,000	3,009,360
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00%	07/01/2029	3,280,000	3,324,313
California HFFA Catholic Healthcare West Series L (Health Revenue)	5.13%	07/01/2022	2,275,000	2,321,478
California HFFA Paradise Estate (Health Revenue, California Mortgages Insured)	5.13%	01/01/2022	3,600,000	3,621,528
California HFFA Stanford Hospital Series B (Health Revenue)	5.75%	11/15/2031	6,000,000	6,123,960
California HFFA Sutter Health Series A (Health Revenue)	6.25%	08/15/2031	6,000,000	6,007,500
California HFFA Sutter Health Series C (Health Revenue, AGM Insured)	5.13%	08/15/2022	2,950,000	2,951,947
California HFFA The Episcopal Home (Health Revenue, California Mortgages Insured)	5.25%	02/01/2021	2,000,000	2,000,680
California Housing Finance Agency Home Mortgage Series K AMT (Housing Revenue)	5.30%	08/01/2023	5,250,000	4,976,265
California Housing Finance Agency Revenue Capital Appreciation Home Mortgage Series N (Miscellaneous Revenue)	6.00%	04/01/2035	2,140,000	2,198,764
California Housing Finance Agency Revenue Capital Appreciation Home Mortgage Series N (Housing Revenue, AMBAC & FHA Insured) ^	6.75%	08/01/2029	7,055,000	2,092,301
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California Infrastructure & Economic Development Bank Independent Systems Operator Series A (Utilities Revenue)	6.25%	02/01/2039	$3,000,000	$3,084,870
California Infrastructure & Economic Development Bank J. David Gladstone Institute Project (Health Revenue)	5.25%	10/01/2034	8,000,000	6,855,040
California Infrastructure & Economic Development Bank Kaiser Hospital LLC Series A (Health Revenue)	5.55%	08/01/2031	3,500,000	3,312,155
California Infrastructure & Economic Development Bank Los Angeles YMCA Metropolitan Project (Miscellaneous Revenue, AMBAC Insured)	5.25%	02/01/2026	2,000,000	1,935,800
California Infrastructure & Economic Development Bank School King City Unified High School (Lease Revenue)	5.75%	08/15/2029	2,150,000	2,095,154
California Municipal Finance Authority Community Hospitals Central California (Health Revenue)	5.00%	02/01/2020	1,000,000	953,870
California Rural Home Mortgage Finance Authority SFMR Mortgage-Backed Securities Series B (Housing Revenue, GNMA/FNMA Insured)	6.25%	12/01/2031	55,000	55,578
California Rural Home Mortgage Finance Authority SFMR Mortgage-Backed Securities Series B5 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	6.35%	12/01/2029	85,000	88,147
California Rural Home Mortgage Finance Authority SFMR Mortgage-Backed Securities Series C (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.40%	02/01/2046	3,550,000	3,461,499
California Special District Association Finance Corporation Program Series MM (Lease Revenue)	5.50%	06/01/2021	1,090,000	1,040,329
California State Department of Transportation COP Series A (Lease Revenue, NATL-RE Insured)	5.25%	03/01/2016	2,520,000	2,528,845
California State Department of Veteran Affairs Home Purchase Series A (Housing Revenue, AMBAC Insured)	5.30%	12/01/2021	1,490,000	1,515,732
California State Department of Veterans Affairs Series A (Housing Revenue)	4.85%	12/01/2022	1,960,000	1,889,303
California State DWR Power Supply Revenue Series C-7 (Utilities Revenue, AGM Insured) ±§	0.30%	05/01/2022	2,100,000	2,100,000
California State GO Unlimited (Miscellaneous Revenue)	5.25%	11/01/2040	3,000,000	2,763,810
California State Public Works Board Department of Health Services Series K (Lease Revenue)	5.00%	11/01/2018	2,825,000	2,937,350
California State Public Works Board University of California Research Project Series L (Education Revenue, NATL-RE Insured)	5.25%	11/01/2028	4,225,000	4,238,436
California State Public Works California State University Project Series B-1 (Lease Revenue)	5.70%	03/01/2035	2,210,000	2,060,007
California State Public Works Department of General Services Butterfield Series A (Lease Revenue)	5.25%	06/01/2024	2,400,000	2,364,432
California State Public Works Department of General Services Series A (Lease Revenue, AMBAC Insured)	5.00%	12/01/2027	5,500,000	5,083,265
California State Public Works Department of Mental Health Coaling Series A-A (Lease Revenue)	5.13%	06/01/2029	2,000,000	1,826,400
California State Refunding GO (Miscellaneous Revenue)	5.00%	08/01/2025	5,000,000	5,009,700
California State Various Purposes (Tax Revenue)	5.00%	10/01/2029	7,000,000	6,810,580
California State Various Purposes (Tax Revenue)	5.50%	03/01/2040	10,000,000	9,635,500
California State Various Purposes (Tax Revenue)	5.60%	03/01/2036	7,300,000	7,136,626
California State Various Purposes (Miscellaneous Revenue)	6.00%	04/01/2038	5,000,000	5,108,150
California State Veterans Series BZ (Miscellaneous Revenue, NATL-RE Insured)	5.35%	12/01/2021	5,000	5,001
California State Veterans-AMT Series CB (Tax Revenue)	4.90%	12/01/2025	4,930,000	4,522,733
California State Veterans-AMT Series CB (Tax Revenue)	5.00%	04/01/2011	900,000	900,000
California Statewide CDA Aspire Public Schools (Miscellaneous Revenue)	5.00%	07/01/2020	1,335,000	1,249,253
California Statewide CDA COP Cedars Sinai Medical Center (Lease Revenue)	6.50%	08/01/2012	990,000	1,019,621
California Statewide CDA COP Childrens Hospital Los Angeles MBIA (Health Revenue, NATL-RE-IBC Insured)	5.25%	08/15/2029	2,000,000	1,737,840
California Statewide CDA COP Childrens Hospital Los Angeles MBIA (Health Revenue, NATL-RE IBC Bank of New York Insured)	5.25%	08/15/2029	2,000,000	1,743,660
California Statewide CDA COP SAVRS (Continuing Care Retirement Community, ACA Radian Insured) ±§	0.73%	05/15/2029	1,900,000	1,812,397
California Statewide CDA COP The Internext Group (Health Revenue)	5.38%	04/01/2017	2,845,000	2,846,792
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMA & FHA Insured)	6.10%	12/20/2035	$2,010,000	$2,020,774
California Statewide CDA Referendum International School Peninsula Project (Education Revenue)	5.00%	11/01/2016	1,190,000	1,160,000
California Statewide CDA Water & Wastewater Pooled Series B (Water & Sewer Revenue, FSA Insured)	5.25%	10/01/2027	4,000,000	4,006,840
California Statewide Community Development Authority Gas Supply (Energy Revenue) ±§	0.24%	11/01/2040	2,000,000	2,000,000
California Statewide Community Development Authority Health Facilities Memorial Health Services Series A (Health Revenue)	5.50%	10/01/2033	2,000,000	2,005,620
California Statewide Community Development Authority School Facilities Aspire Public Schools (Miscellaneous Revenue)	5.20%	07/01/2020	595,000	563,465
California Statewide Community Development Authority Valleycare Health System Series A (Health Revenue)	5.00%	07/15/2022	1,000,000	893,020
Campbell CA Union School District Capital Appreciation Convertible Interest Series A (Tax Revenue) ^	3.26%	08/01/2035	10,000,000	4,523,700
Capistrano CA Unified School District School Facilities Improvement District #1 Series C (Tax Revenue, AGM Insured)	5.50%	08/01/2022	1,215,000	1,241,694
Capitol Area Development Authority CA Series A (Lease Revenue, NATL-RE Insured)	6.50%	04/01/2012	30,000	30,126
Carson CA RDA Tax Allocation Series A (Tax Revenue, NATL-RE Insured)	5.25%	10/01/2020	1,140,000	1,150,944
Cathedral City CA PFA Capital Appreciation Series A (Tax Revenue, NATL-RE Insured) ^	7.17%	08/01/2024	1,075,000	420,884
Cathedral City CA PFA Capital Appreciation Series A (Tax Revenue, NATL-RE Insured) ^	7.39%	08/01/2026	1,085,000	357,659
Center CA USD Capital Appreciation Series C (Tax Revenue, NATL-RE Insured) ^	6.42%	09/01/2021	5,000,000	2,589,600
Center CA USD Election 1991 Series D (Tax Revenue, NATL-RE Insured) ^	7.32%	08/01/2028	3,600,000	1,038,528
Central Valley CA School District Financing Authority GO Program Series A (Miscellaneous Revenue, NATL-RE Insured)	6.45%	02/01/2018	2,645,000	2,960,601
Chico CA PFA Redevelopment Project Area (Tax Revenue, NATL-RE Insured)	5.13%	04/01/2021	3,000,000	2,800,440
College of The Sequoias Tulare Area Improvement District # 3 CA Election 2008 Series A (Tax Revenue, Assured Guaranty Insured) ^	6.44%	08/01/2024	1,000,000	429,610
College of The Sequoias Tulare Area Improvement District # 3 CA Election 2008 Series A (Tax Revenue, Assured Guaranty Insured) ^	6.56%	08/01/2025	1,355,000	537,800
Compton CA Community Redevelopment Agency Redevelopment Project 2nd Lien Series B (Tax Revenue)	5.75%	08/01/2026	6,895,000	6,340,642
Compton CA Community Redevelopment Agency Redevelopment Project-2nd Lien Series A (Tax Revenue)	5.00%	08/01/2020	1,140,000	1,065,832
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80%	08/01/2020	270,000	257,464
Contra Costa County CA Home GNMA Mortgage Backed Securities Program (Housing Revenue, GNMA Insured)	7.75%	05/01/2022	245,000	310,711
Contra Costa County CA PFA Unrefunded 2007 Pleasant Hill (Tax Revenue)	5.25%	08/01/2028	750,000	603,233
Delano CA Union High School Election 2010 Series B (Tax Revenue, AGM Insured)	5.75%	08/01/2035	5,510,000	5,731,392
Duarte CA COP Series A (Health Revenue)	5.25%	04/01/2019	1,500,000	1,503,510
Duarte CA COP Series A (Health Revenue)	5.25%	04/01/2024	6,515,000	6,490,699
Duarte CA RDA Capital Appreciation Sub Merged Redevelopment Project (Tax Revenue) ^	4.20%	12/01/2016	3,315,000	2,616,662
El Monte CA COP Department of Public Services Facilities Project Phase II (Lease Revenue, AMBAC Insured)	5.25%	01/01/2034	2,500,000	2,084,575
Elk Grove CA USD Special Tax Refunding Community Facilities District Project (Tax Revenue, AMBAC Insured)	6.50%	12/01/2024	1,500,000	1,493,115
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.75%	09/02/2014	500,000	500,655
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90%	09/02/2021	1,750,000	1,694,403
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Escondido CA Joint Powers Financing Authority Civic Center Project Series B (Lease Revenue, AMBAC Insured)	6.13%	09/01/2011	$360,000	$367,985
Escondido CA Union High School Capital Appreciation Election 2008 Series A (Tax Revenue, Assured Guaranty Insured) ^	6.78%	08/01/2027	8,385,000	2,826,332
Etiwanda CA School District PFA Loan Agency (Miscellaneous Revenue, Assured Guaranty Insured)	5.00%	09/15/2032	2,000,000	1,906,340
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50%	10/01/2017	2,455,000	2,459,812
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50%	10/01/2027	5,140,000	4,543,760
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60%	10/01/2027	4,785,000	4,277,407
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue)	5.75%	01/15/2040	4,000,000	3,309,480
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, NATL-RE-IBC Insured) ±	5.80%	01/15/2020	3,000,000	2,817,750
Foothill/Eastern Corridor CA Transportation Agency (Transportation Revenue, NATL-RE-IBC Insured) ±	5.85%	01/15/2023	3,000,000	2,753,970
Gilroy CA USD Election 2008 Series A (Tax Revenue, Assured Guaranty Insured)	6.00%	08/01/2027	1,000,000	1,088,710
Golden West Schools Financing Authority CA Capital Appreciation PG-A (Miscellaneous Revenue, NATL-RE Insured) ^	5.51%	08/01/2016	585,000	437,457
Golden West Schools Financing Authority CA Capital Appreciation Series A (Miscellaneous Revenue, NATL-RE Insured) ^	4.48%	08/01/2015	2,000,000	1,648,960
Hawaiian Gardens CA RDA Project # 1 (Tax Revenue)	6.00%	12/01/2013	1,925,000	1,950,141
Imperial CA Irrigation District Electric Refunding System Series A (Utilities Revenue)	5.50%	11/01/2041	2,000,000	1,925,520
Jamul-Dulzura CA Union School District Series C (Tax Revenue)	6.40%	08/01/2016	160,000	160,701
Jefferson CA Union High School Capital Appreciation 2006 Election Series D (Tax Revenue) ^	8.09%	08/01/2034	9,905,000	1,569,249
Jefferson CA Union High School Capital Appreciation 2006 Election Series D (Tax Revenue) ^	8.15%	08/01/2036	11,130,000	1,484,074
Kaweah Delta Health Care District CA Election of 2003 (Tax Revenue, NATL-RE Insured)	5.25%	08/01/2028	5,370,000	5,066,165
La Quinta CA Redevelopment Agency Tax Redevelopment Project Area #1 (Tax Revenue, AMBAC Insured)	5.00%	09/01/2022	1,000,000	921,020
La Quinta CA Redevelopment Agency Tax Redevelopment Project Area #1 (Tax Revenue, AMBAC Insured)	5.00%	09/01/2021	1,000,000	936,340
Lake Elsinore CA School Financing Authority Horsethief Canyon (Tax Revenue)	5.63%	09/01/2016	3,010,000	3,025,201
Lancaster CA Redevelopment Agency Tax Comb Redevelopment Project Areas (Tax Revenue)	6.50%	08/01/2029	2,000,000	1,769,620
Live Oak School District Santa Cruz County CA COP (Lease Revenue, Assured Guaranty Insured)	5.50%	08/01/2029	1,000,000	1,020,680
Lodi CA USD (Tax Revenue, NATL-RE Insured)	5.00%	08/01/2022	4,195,000	4,216,772
Long Beach CA Bond Finance Authority (Miscellaneous Revenue, AMBAC Insured)	6.00%	11/01/2017	1,500,000	1,620,105
Long Beach CA Bond Financing Authority Redevelopment Housing & Gas Utilities Financing Series A-1 (IDR, AMBAC Insured)	5.00%	08/01/2030	5,000,000	3,935,350
Los Angeles CA Certificates Partner (Lease Revenue, AMBAC Insured)	6.00%	11/01/2019	2,000,000	2,019,820
Los Angeles CA Community Redevelopment Agency Manchester Social Services Project (Lease Revenue, AMBAC Insured)	5.00%	09/01/2025	2,310,000	2,154,514
Los Angeles CA Community Redevelopment Agency MFHR The Alexandria (Housing Revenue, Fleet National Bank LOC) ±§	4.90%	08/15/2039	4,740,000	4,922,348
Los Angeles CA DW&P Unrefunded Power System Series A-2 (Water & Sewer Revenue, NATL-RE Insured)	5.38%	07/01/2020	605,000	610,893
Los Angeles CA Harbor Department (Port, Airport, & Marina Authority Revenue)	7.60%	10/01/2018	95,000	113,669
Los Angeles County CA Metropolitan Transportation Authority Proposition A 1st Tier Series A1 (Tax Revenue, Bank of America NA LOC) ±§	0.26%	07/01/2031	995,000	995,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Los Angeles County CA Public Works Financing Authority Master Project Series B (Lease Revenue, NATL-RE FGIC Insured)	5.00%	09/01/2018	$1,000,000	$997,510
Manteca CA RDA Amended Merged Project Area (Tax Revenue, XLCA Insured)	5.00%	10/01/2014	470,000	477,835
Merced CA Union High School District Capital Appreciation Series A (Tax Revenue, NATL-RE FGIC Insured) ^	5.16%	08/01/2018	2,135,000	1,467,727
Monrovia CA RDA Central Redevelopment Project Area 1 (Tax Revenue, AMBAC Insured)	5.00%	05/01/2021	4,105,000	3,789,941
Montebello CA USD Capital Appreciation (Tax Revenue, AGM Insured) ^	5.82%	08/01/2021	1,435,000	792,579
Morongo Band of Mission Indians CA Enterprise Casino Series B (Miscellaneous Revenue) ††	6.50%	03/01/2028	2,000,000	1,850,380
Mountain View Los Altos CA High School District Convertible Capital Appreciation Elect Series 2010-A (Tax Revenue) ^	3.40%	08/01/2030	4,000,000	2,076,240
Murrieta Valley CA USD PFA Capital Appreciation (Tax Revenue, AGM Insured) ^	6.56%	09/01/2025	1,785,000	704,575
Napa-Vallejo CA Waste Management Authority Solid Waste Transfer Facility (Resource Recovery Revenue)	5.50%	02/15/2013	1,080,000	1,081,912
Natomas CA USD Series 1999 (Tax Revenue, NATL-RE Insured)	5.95%	09/01/2021	1,000,000	1,059,310
Northern California Gas Authority # 1 LIBOR (Energy Revenue) ±§	0.83%	07/01/2019	2,000,000	1,560,260
Northern California Gas Authority # 1 LIBOR (Energy Revenue) ±§	0.92%	07/01/2027	5,000,000	3,523,950
Northern California Power Agency Public Power Prerefunded (Utilities Revenue, AMBAC Insured)	7.50%	07/01/2023	50,000	65,679
Northern Inyo County CA Local Hospital District (Tax Revenue, AGC-ICC Insured)	5.60%	08/01/2035	2,000,000	1,989,300
Norwalk-LA Mirada CA USD Election 2002 Series D (Tax Revenue, AGM Insured) ^	6.36%	08/01/2023	1,500,000	693,420
Oak Grove CA Union School District FlexFund Program (Lease Revenue)	4.75%	08/01/2027	1,401,999	1,200,111
Oakland CA Series A-Measure G (Tax Revenue, NATL-RE FGIC Insured)	5.00%	01/15/2027	2,970,000	2,912,590
Ontario CA RDFA Ontario Redevelopment Project # 1 (Tax Revenue, NATL-RE Insured)	5.80%	08/01/2023	1,110,000	1,208,923
Ontario CA RDFA Ontario Redevelopment Project # 1 (Tax Revenue, NATL-RE Insured)	6.00%	08/01/2015	1,130,000	1,201,879
Palm Springs CA Palm Springs International Airport (Port, Airport, & Marina Authority Revenue)	6.00%	07/01/2018	290,000	271,301
Palm Springs CA Palm Springs International Airport (Port, Airport, & Marina Authority Revenue)	6.40%	07/01/2023	500,000	449,880
Palo Verde CA USD FlexFund Program (Lease Revenue)	4.80%	09/01/2027	1,805,669	1,713,616
Palomar CA Community College Capital Appreciation Election 2006 Series B (Tax Revenue) ^	4.16%	08/01/2045	10,000,000	2,416,600
Palomar CA Pomerado Health Care District COP (Health Revenue)	5.50%	11/01/2019	4,950,000	4,940,348
Pasadena CA Old Pasadena Parking Facilities Project (Lease Revenue)	6.25%	01/01/2018	1,160,000	1,326,692
Perris CA PFA Series A (Tax Revenue, NATL-RE Insured)	5.25%	10/01/2020	1,030,000	1,036,602
Perris CA PFA Series A (Tax Revenue)	5.75%	10/01/2031	2,045,000	1,954,222
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, NATL-RE Insured)	5.50%	05/01/2019	2,000,000	2,050,700
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25%	12/01/2032	5,500,000	4,810,960
Pioneer CA Union Elementary School District COP (Lease Revenue, NATL-RE Insured)	5.00%	08/01/2029	2,635,000	2,407,099
Placentia CA RDA Series A (Tax Revenue)	5.85%	08/01/2032	2,515,000	2,104,401
Pomona CA USD Series A (Tax Revenue, NATL-RE Insured)	6.55%	08/01/2029	2,480,000	2,690,949
Port Oakland CA Revenue Unrefunded Balance AMT Series L (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.38%	11/01/2027	2,070,000	1,854,989
Port Oakland CA Revenue Unrefunded Balance Series M (Port, Airport, & Marina Authority Revenue, NATL-RE-IBC FGIC Insured)	5.38%	11/01/2027	4,385,000	3,929,530
Port Oakland CA Series L Unrefunded (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.50%	11/01/2020	1,775,000	1,762,007
Port of Redwood City CA (Port, Airport, & Marina Authority Revenue)	5.13%	06/01/2030	3,600,000	3,224,880
Redlands CA RDA Project Area Series A (Tax Revenue, AMBAC Insured)	4.63%	08/01/2022	785,000	661,449
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Redwood City CA RDA Capital Appreciation Redevelopment Project Area 2-A (Tax Revenue, AMBAC Insured) ^	7.80%	07/15/2030	$3,505,000	$805,589
Rialto CA RDA Merged Project Area Series A (Tax Revenue)	5.00%	09/01/2021	1,000,000	919,460
Rialto CA USD Capital Appreciation Election 2010 Series A (Tax Revenue, AGM Insured) ^	6.68%	08/01/2026	3,320,000	1,213,991
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Lease Revenue)	5.88%	08/01/2037	5,000,000	5,004,400
Richmond CA Joint Powers Financing Authority Lease & Gas Tax Series A (Lease Revenue)	5.25%	05/15/2013	165,000	165,180
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Lease Revenue)	6.25%	07/01/2024	7,500,000	7,877,400
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Health Revenue, NATL-RE Insured) ^	7.55%	06/01/2026	8,745,000	2,854,455
Riverside County CA Palm Desert Financing Authority Series A (Lease Revenue)	6.00%	05/01/2022	4,995,000	5,236,209
Riverside County CA Transportation Various Limited Tax Series B (Tax Revenue) ±§	0.24%	06/01/2029	1,125,000	1,125,000
Sacramento CA City Financing Authority Capital Appreciation (Tax Revenue, NATL-RE FGIC Insured) ^	6.76%	12/01/2021	2,350,000	1,157,305
Sacramento CA City Financing Authority Series A (Lease Revenue, AMBAC Insured)	5.40%	11/01/2020	2,500,000	2,570,725
Sacramento County CA Airport System AMT Senior Series B (Port, Airport, & Marina Authority Revenue, AGM Insured)	5.75%	07/01/2024	2,000,000	2,075,340
Sacramento County CA Animal Care Youth Detention (Lease Revenue, AMBAC Insured)	5.00%	10/01/2025	1,085,000	1,031,271
Sacramento County CA SFMR GNMA Mortgage Series A (Housing Revenue)	8.25%	01/01/2021	1,985,000	2,659,066
San Bernardino County CA Certificates Medical Center Financing Project (Lease Revenue, NATL-RE Insured)	5.00%	08/01/2028	3,610,000	3,267,303
San Bernardino County CA COP Arrowhead Project Series A (Lease Revenue)	5.50%	08/01/2020	8,000,000	8,293,600
San Bernardino County CA COP Arrowhead Project Series B (Lease Revenue)	5.25%	08/01/2019	3,285,000	3,412,064
San Bernardino County CA Financing Authority CTF Housing Facilities Project (Miscellaneous Revenue, NATL-RE Insured)	5.50%	06/01/2037	3,270,000	2,918,377
San Diego CA Public Facilities Financing Refunding Ballpark Series A (Lease Revenue, AMBAC Insured) ††	5.25%	02/15/2026	4,950,000	4,766,702
San Diego CA Public Facilities Financing Refunding Senior Series A (Water & Sewer Revenue)	5.25%	05/15/2029	5,000,000	5,072,100
San Diego CA Public Facility Financing Authority Ball Park Series A (Lease Revenue, AMBAC Insured) ††	5.25%	02/15/2032	4,825,000	4,322,139
San Diego CA RDA Capital Appreciation Tax Allocation Centre (Tax Revenue, AGM Insured) ^	6.47%	09/01/2023	885,000	401,401
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30%	09/01/2020	1,060,000	1,052,432
San Diego CA Redevelopment Agency (Tax Revenue)	5.00%	09/01/2025	575,000	494,075
San Diego CA Redevelopment Agency Tax Naval Training Center Series A (Tax Revenue)	5.50%	09/01/2030	1,000,000	881,500
San Francisco CA City & County COP Multiple Capital Improvement Projects Series A (Lease Revenue)	5.20%	04/01/2026	3,000,000	3,038,370
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.00%	08/01/2014	385,000	383,687
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50%	08/01/2016	250,000	242,885
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	3.00%	08/01/2013	470,000	469,474
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	6.25%	08/01/2027	1,645,000	1,551,761
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	6.63%	08/01/2039	1,000,000	947,350
San Joaquin County CA COP Refunding General Hospital Project (Lease Revenue, NATL-RE Insured)	5.13%	09/01/2011	100,000	100,776
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
San Joaquin Hills CA Transportation Corridor Agency Capital Appreciation Series A (Transportation Revenue, NATL-RE Insured) ^	7.11%	01/15/2015	$4,060,000	$3,116,903
San Jose CA Libraries & Parks Project (Tax Revenue)	5.13%	09/01/2031	2,040,000	2,040,102
San Jose CA Redevelopment Agency Tax Allocation Refunding Merged Area Redevelopment Project Series C (Tax Revenue, NATL-RE Insured)	5.00%	08/01/2025	2,000,000	1,692,940
San Jose CA Redevelopment Agency Tax Allocation Refunding Merged Area Redevelopment Project Series C (Tax Revenue, NATL-RE Insured)	5.00%	08/01/2026	1,650,000	1,371,117
San Jose CA Redevelopment Agency Tax Allocation Refunding Merged Area Redevelopment Project Series D (Tax Revenue, AMBAC Insured)	5.00%	08/01/2023	8,320,000	7,323,181
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Housing Series A-1 (Tax Revenue)	5.50%	08/01/2035	3,500,000	2,915,045
San Jose CA USD (Lease Revenue, AGM Insured) ^	5.46%	01/01/2021	1,205,000	711,998
San Jose CA USD (Lease Revenue, AGM Insured) ^	6.13%	01/01/2026	3,175,000	1,303,052
San Jose CA USD Santa Clara County Series A (Tax Revenue, AGM Insured)	5.00%	08/01/2021	1,745,000	1,783,704
San Jose CA USD Santa Clara County Series A (Tax Revenue, AGM Insured)	5.00%	08/01/2022	2,680,000	2,733,734
San Juan CA USD Captial Appreciation Election 2002 Series A (Tax Revenue, NATL-RE Insured) ^	6.87%	08/01/2028	2,965,000	921,048
San Rafael City CA High School District Capital Appreciation Election of 2002 Series B (Tax Revenue, NATL-RE FGIC Insured) ^	5.88%	08/01/2023	1,260,000	616,165
San Rafael City CA High School Election of 1999 Series B (Tax Revenue, AGM Insured)	5.00%	08/01/2027	1,705,000	1,701,113
Sanger CA USD Refunding Revenue (Tax Revenue, NATL-RE Insured)	5.60%	08/01/2023	2,530,000	2,594,262
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00%	09/01/2022	2,000,000	1,986,360
Santa Ana CA USD Capital Appreciation Election 2008 Series B (Tax Revenue, Assured Guaranty Insured) ^	7.44%	08/01/2038	20,495,000	2,797,568
Santa Clara County CA Financing Authority El Camino Series A (Health Revenue, AMBAC Insured)	5.75%	02/01/2041	5,000,000	4,663,300
Santa Clara County CA Housing Authority Blossom River Apartments Series A (Housing Revenue)	6.50%	09/01/2039	2,985,000	2,366,747
Santa Cruz County CA RDA California Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63%	09/01/2029	2,100,000	2,206,827
School Facilities Financing Authority CA Grant Joint Union High School Series A (Miscellaneous Revenue, AGM Insured) ^	5.64%	08/01/2020	1,505,000	894,903
Simi Valley CA USD Capital Improvement Projects (Lease Revenue, AMBAC Insured)	5.25%	08/01/2022	1,970,000	1,775,935
Sonoma CA Community RDA The Springs Redevelopment Project (Tax Revenue, Assured Guaranty Insured)	6.50%	08/01/2028	3,000,000	3,108,390
Sonoma Valley CA Unified School Capital Appreciation Election 2010 Series A (Tax Revenue) ^	6.49%	08/01/2027	1,020,000	359,938
South Gate CA PFA South Gate Redevelopment Project # 1 (Tax Revenue, XLCA Insured)	5.25%	09/01/2019	2,015,000	1,979,999
South Pasadena CA USD Series A (Tax Revenue, FGIC-TCRS Insured)	5.55%	11/01/2020	875,000	984,874
Southern California Logistics Airport Authority Refunding Southern California Airport Authority Project (Tax Revenue, XLCA Insured)	5.00%	12/01/2036	2,700,000	1,607,094
Southern California Public Power Authority (Utilities Revenue)	6.75%	07/01/2011	1,270,000	1,289,825
Southwest Community California Finance Authority Riverside County (Lease Revenue)	6.38%	05/01/2033	3,515,000	3,639,080
Sulphur Springs CA USD Interest Accrual Series A (Tax Revenue, NATL-RE Insured) ^	2.85%	09/01/2013	5,690,000	5,310,079
Susanville CA PFA Refunding Senior Utility Enterprise Series A (Water & Sewer Revenue, AGM Insured)	4.75%	06/01/2030	2,005,000	1,780,199
Sweetwater CA Union High School District PFA Series A (Tax Revenue, AGM Insured)	5.00%	09/01/2026	2,090,000	1,984,309
Torrance CA COP Refunding and Public Improvement Project Series A (Lease Revenue, AMBAC Insured)	5.00%	06/01/2034	1,310,000	1,169,607
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Torrance CA COP Refunding and Public Improvement Project Series A (Lease Revenue, AMBAC Insured)	5.25%	06/01/2034	$2,690,000	$2,408,088
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Lease Revenue, Assured Guaranty Insured)	6.25%	10/01/2033	1,000,000	1,051,230
Tulare CA PFFA Capital Facilities Project (Lease Revenue, Assured Guaranty Insured)	5.25%	04/01/2027	3,000,000	3,058,020
Union City CA Community RDA Redevelopment Project (Tax Revenue, Assured Guaranty Insured)	5.25%	10/01/2033	13,440,000	12,597,715
Union City CA Community RDA Series A (Tax Revenue, AMBAC Insured)	5.38%	10/01/2034	5,110,000	4,256,426
University of California Revenues Unrefunded Balance UCLA Medical Center Series A (Health Revenue, AMBAC Insured)	5.25%	05/15/2030	465,000	419,253
Vacaville CA USD (Lease Revenue, Assured Guaranty Insured)	6.50%	12/01/2034	1,260,000	1,339,456
Vallejo City CA USD Refunding Series A (Tax Revenue, NATL-RE Insured)	5.90%	02/01/2017	1,000,000	1,051,110
Ventura County CA MFHR Mira Vista Senior Apartments Series A (Housing Revenue, AMBAC Insured)	5.05%	12/01/2026	1,000,000	786,560
Vista CA Community Development Commission Vista Redevelopment Project Area (Tax Revenue)	5.88%	09/01/2037	2,500,000	2,152,625
Walnut Valley CA USD Series C (Tax Revenue, FGIC Insured)	5.75%	08/01/2015	1,135,000	1,154,363
West Contra Costa CA Healthcare District CTFS Part (Tax Revenue, AMBAC Insured)	5.50%	07/01/2029	2,000,000	1,970,400
West Contra Costa CA USD Election 2005 Series B (Tax Revenue)	6.00%	08/01/2027	1,080,000	1,112,886
West Contra Costa CA USD Election 2005 Series C-1 (Tax Revenue, Assured Guaranty Insured) ^	6.10%	08/01/2021	6,000,000	3,225,360
West Fresno CA Elementary School District Election 1997 Series C (Tax Revenue, AGM Insured)	6.60%	05/01/2035	1,000,000	1,094,970
West Hollywood CA Community Development East Side Redevelopment Project Series A (Tax Revenue)	7.00%	09/01/2026	875,000	859,583
West Hollywood CA Community Development East Side Redevelopment Project Series A (Tax Revenue)	7.25%	09/01/2031	1,000,000	982,170
Windsor CA Joint Powers Financing Authority Windsor Civic Center Series A (Lease Revenue, AGM Insured)	5.38%	10/01/2018	2,395,000	2,465,150
Wiseburn CA School District Capital Appreciation (Tax Revenue, Assured Guaranty Insured) ^	6.78%	08/01/2027	1,525,000	514,032
Yorba Linda CA RDA Capital Appreciation Redevelopment Series A (Tax Revenue, NATL-RE Insured) ^	5.32%	09/01/2019	1,810,000	1,162,509

				604,074,796

Guam: 0.15%
Guam GO Section 30 Series A (Miscellaneous Revenue)	5.38%	12/01/2024	1,000,000	962,460

Virgin Islands: 1.06%
Virgin Islands Matching Fund Loan Note Senior Lien-A (Tax Revenue)	5.00%	10/01/2029	5,000,000	4,492,200
Virgin Islands PFA Series A (Miscellaneous Revenue)	6.75%	10/01/2037	2,000,000	2,057,069

				6,549,269

Total Municipal Bonds and Notes (Cost $632,708,158)				611,586,525

Short-Term Investments: 0.56%

	Yield		Shares
Investment Companies 0.42%
Wells Fargo Advantage California Municipal Money Market Fund (l)(u)	0.05%		2,575,240	2,575,240
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     CALIFORNIA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
US Treasury Bills: 0.14%
US Treasury Bill^	0.09	06/23/2011	$900,000	899,819

Total Short-Term Investments (Cost $3,475,044)				$3,475,059

Total Investments in Securities (Cost $636,183,202)*	99.13%			615,061,584

Other Assets and Liabilities, Net	0.87			5,381,758

Total Net Assets	100.00%			$620,443,342

(l)	Investment in an affiliate.

^	Zero coupon security. Rate represents yield to maturity.

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

(u)	Rate shown is the 7-day annualized yield at period end.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

*	Cost for federal income tax purposes is $636,183,202 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,940,028
Gross unrealized depreciation	(29,061,646)

Net unrealized appreciation	$(21,121,618)
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

COLORADO TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 98.60%

California: 1.09%
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00%	03/01/2036	$1,120,000	$999,566

Colorado: 92.02%
Arapahoe County CO Centennial 25 Metropolitan District (Tax Revenue)	6.38%	12/01/2016	365,000	354,269
Arapahoe County CO School District #006 (Tax Revenue, NATL-RE FGIC Insured)	5.25%	12/01/2021	200,000	215,562
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00%	12/01/2033	500,000	482,225
Arapahoe County CO Water & Wastewater Public Improvement District Project Series A (Tax Revenue, NATL-RE Insured)	5.13%	12/01/2032	2,000,000	1,898,300
Arkansas CO River Power Authority (Utilities Revenue)	6.00%	10/01/2040	2,000,000	1,859,600
Aurora CO Children Hospital Association (Health Revenue)	5.00%	12/01/2040	3,000,000	2,612,370
Aurora CO COP Series A (Lease Revenue)	5.00%	12/01/2027	2,000,000	2,015,260
Aurora CO Water Improvement Revenue Authority (Water & Sewer Revenue, AMBAC Insured)	5.00%	08/01/2039	1,000,000	977,700
Canon City CO Finance Authority COP (Lease Revenue, Assured Guaranty Insured)	5.00%	12/01/2032	150,000	145,737
Colorado ECFA (Miscellaneous Revenue)	5.25%	06/01/2021	1,250,000	1,260,125
Colorado ECFA Alexander Dawson School Colorado Project (Miscellaneous Revenue)	5.00%	02/15/2040	2,500,000	2,306,450
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.25%	12/01/2028	1,000,000	1,107,420
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.38%	12/01/2028	1,000,000	1,115,090
Colorado ECFA Charter School Banning Lewis (Miscellaneous Revenue)	6.13%	12/15/2035	480,000	396,024
Colorado ECFA Charter School Collegiate Project (Miscellaneous Revenue, XLCA Insured)	5.00%	06/15/2019	1,040,000	1,053,655
Colorado ECFA Charter School Collegiate Project (Miscellaneous Revenue, XLCA Insured)	5.25%	06/15/2024	1,165,000	1,149,855
Colorado ECFA Charter School Community Leadership (Miscellaneous Revenue)	6.25%	07/01/2028	750,000	657,368
Colorado ECFA Charter School Flagstaff Series A (Miscellaneous Revenue)	6.75%	08/01/2028	1,000,000	945,800
Colorado ECFA Charter School Pinnacle High School Project (Miscellaneous Revenue)	5.13%	12/01/2039	500,000	441,050
Colorado ECFA Charter School Series B (Lease Revenue)	6.13%	11/01/2020	1,230,000	1,199,963
Colorado ECFA Charter School Twin Peaks Charter (Miscellaneous Revenue)	6.75%	11/15/2028	750,000	796,650
Colorado ECFA Charter School University Lab School Project (Education Revenue)	5.75%	06/01/2016	1,000,000	1,008,800
Colorado ECFA Cheyenne Mountain Charter Series A (Miscellaneous Revenue, Morgal Obligation Insured)	5.25%	06/15/2029	590,000	535,868
Colorado ECFA Johnson & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00%	04/01/2023	100,000	94,791
Colorado ECFA Parker Core Charter (Miscellaneous Revenue, XLCA Insured)	5.00%	11/01/2024	1,445,000	1,389,396
Colorado ECFA Pinnacle Charter School Project (Lease Revenue)	6.00%	12/01/2021	1,500,000	1,554,960
Colorado ECFA Refunding University Corporation Atmosphere Project (Education Revenue, GO of Corporation Insured)	5.00%	09/01/2032	1,265,000	1,219,827
Colorado ECFA Student Housing Campus Village Apartment (Lease Revenue)	5.50%	06/01/2033	2,735,000	2,603,665
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue)±§	5.25%	11/15/2027	1,000,000	1,004,770
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue)±§	5.25%	11/15/2035	1,000,000	967,740
Colorado Health Facilities Authority Catholic Health D-2 Project Prerefunded (Health Revenue)±§	5.25%	10/01/2038	15,000	16,732
Colorado Health Facilities Authority Catholic Health D-2 Project Unrefunded Balance (Health Revenue)±§	5.25%	10/01/2038	85,000	92,360
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

COLORADO TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado (continued)
Colorado Health Facilities Authority Catholic Health Initiatives Series D (Health Revenue)	6.25%	10/01/2033	$1,000,000	$1,044,340
Colorado Health Facilities Authority Exempla Incorporated Series A (Health Revenue)	5.50%	01/01/2023	990,000	1,037,253
Colorado Health Facilities Authority Hospital Parkview Medical Center Incorporated (Health Revenue)	5.00%	09/01/2025	900,000	853,587
Colorado Health Facilities Authority Parkview Medical Center Project (Health Revenue)	6.50%	09/01/2020	2,000,000	2,050,220
Colorado Health Facilities Authority Sisters Charity Healthcare Series A (Health Revenue, AMBAC Insured)	6.25%	05/15/2011	1,000,000	1,007,260
Colorado HFA Birchwood Manor Project A (Housing Revenue, GNMA Insured)	5.50%	09/20/2036	2,950,000	2,894,481
Colorado HFA Company Series E2 (Housing Revenue, NATL-RE-IBC Insured)	7.00%	02/01/2030	400,000	412,232
Colorado HFA Multifamily Project Class II Series A2 (Housing Revenue)	5.40%	10/01/2029	1,715,000	1,724,072
Colorado HFA Series E3 (Housing Revenue)	6.60%	08/01/2017	170,000	172,763
Colorado HFA Single Family Mortgage Class I Series A (Housing Revenue, FHA VA Guaranty Housing & Urban Development Loan Insured)	5.50%	11/01/2029	635,000	646,792
Colorado HFA Single Family Mortgage Class III Series A3 (Housing Revenue)	5.25%	05/01/2032	345,000	345,504
Colorado HFA Single Family Mortgage Class III Series A4 (Housing Revenue)	4.75%	05/01/2030	1,605,000	1,589,913
Colorado HFA Single Family Mortgage Class III Series B3 (Housing Revenue, GO of Authority Insured)	5.25%	05/01/2032	1,095,000	1,090,751
Colorado HFA Single Family Program Series A2 (Housing Revenue)(h)	6.45%	04/01/2030	3,835,000	3,931,374
Colorado HFA Single Family Program Series A2 (Housing Revenue)	6.50%	08/01/2031	200,000	209,174
Colorado HFA Single Family Program Series A3 (Housing Revenue)	6.50%	05/01/2016	40,000	41,579
Colorado HFA Single Family Program Series B2 (Housing Revenue)	6.10%	08/01/2023	290,000	299,010
Colorado HFA Single Family Program Series B2 (Housing Revenue, NATL-RE-IBC Insured)	6.80%	02/01/2031	1,465,000	1,493,377
Colorado HFA Single Family Program Series B3 (Housing Revenue)	6.55%	08/01/2033	230,000	240,187
Colorado HFA Single Family Program Series B3 (Housing Revenue)	6.70%	08/01/2017	470,000	500,287
Colorado HFA Single Family Program Series C3 (Housing Revenue, FHA Insured)	6.38%	08/01/2033	230,000	245,422
Colorado Mountain Junior College District Student Housing Facilities (Education Revenue, NATL-RE Insured)	5.00%	06/01/2023	1,320,000	1,324,752
Colorado State COP Fitzsimons Academic Series B (Lease Revenue, NATL-RE Insured)	5.00%	11/01/2030	1,000,000	986,440
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.50%	09/01/2024	1,000,000	1,017,190
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.88%	09/01/2017	1,810,000	1,825,023
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	5.00%	09/01/2019	1,000,000	1,003,200
Colorado Water Reserve Power Development Authority Clean Water Series A Unrefunded Balance (Miscellaneous Revenue)	5.13%	09/01/2018	55,000	55,182
Colorado Water Reserve Power Development Authority Clean Water Series B Unrefunded Balance (Miscellaneous Revenue)	5.00%	09/01/2019	30,000	30,096
Denver CO City & County Series A (Port, Airport, & Marina Authority Revenue, XLCA Insured)	5.00%	11/15/2022	1,250,000	1,279,838
Denver CO City & County Series A (Port, Airport, & Marina Authority Revenue, AMBAC Insured)	6.00%	11/15/2012	820,000	822,804
Denver CO City & County Series A (Tax Revenue, Assured Guaranty Insured)	6.00%	09/01/2021	2,000,000	2,276,800
Denver CO Convention Center (Tax Revenue, XLCA Insured)	5.00%	12/01/2030	1,205,000	981,665
Douglas County CO School District # 1 Douglas & Elbert Counties (Tax Revenue, NATL-RE FGIC State Aid Withholding Insured)	5.75%	12/15/2022	1,000,000	1,169,480
E-470 Public Highway Authority CO Capital Appreciation Senior Series B (Transportation Revenue, NATL-RE Insured)^	6.61%	09/01/2020	2,455,000	1,330,757
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

COLORADO TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado (continued)
E-470 Public Highway Authority CO Capital Appreciation Series A (Miscellaneous Revenue, NATL-RE Insured)^	7.95%	09/01/2034	$6,000,000	$974,820
Fort Collins CO COP Series A (Lease Revenue, AMBAC Insured)	5.38%	06/01/2025	1,000,000	1,051,180
Garfield County CO Public Library District Lease Purchase Financing Program (Lease Revenue)	5.00%	12/01/2026	715,000	721,464
Garfield County CO School District Series RE 2 (Tax Revenue, AGM State Aid Withholding Insured)	5.25%	12/01/2021	1,395,000	1,503,545
Glendale CO COP (Lease Revenue, XLCA Insured)	5.00%	12/01/2025	1,000,000	1,002,380
Highlands Ranch Metropolitan District # 2 CO Prerefunded (Tax Revenue, FSA Insured)	6.50%	06/15/2011	525,000	531,678
Highlands Ranch Metropolitan District # 2 CO Unrefunded Balance (Tax Revenue, FSA Insured)	6.50%	06/15/2011	475,000	480,995
Inverness Water & Sanitation District CO Arapahoe & Douglas Counties Series A (Tax Revenue, Radian Insured)	4.60%	12/01/2019	485,000	473,389
Jefferson County CO School District # R001 (Tax Revenue, NATL-RE State Aid Withholding Insured)	6.50%	12/15/2011	2,000,000	2,085,480
North Range Metropolitan District # 1 CO (Tax Revenue, ACA Insured)	5.00%	12/15/2024	600,000	469,806
Park Meadows Business Improvement District CO Shared Sales Tax Revenue (Tax Revenue)	5.00%	12/01/2017	340,000	332,445
Regional Transportation District CO COP Transit Vehicles-A (Lease Revenue, AMBAC Insured)	5.00%	12/01/2022	1,000,000	1,021,130
Sterling Hills West Metropolitan District CO (Tax Revenue, AGM Insured)	5.00%	12/01/2031	1,000,000	987,250
University of Colorado Hospital Authority Series A (Health Revenue)	6.00%	11/15/2029	2,000,000	2,022,620
Vista Ridge Metropolitan District CO Series A (Tax Revenue, Radian Insured)	5.00%	12/01/2036	1,980,000	1,297,712

				84,368,081

Guam: 0.51%
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75%	12/01/2034	500,000	471,625

Puerto Rico: 1.39%
Puerto Rico Highway & Transportation Authority Series L (Transportation Revenue, NATL-RE Insured)	5.25%	07/01/2023	1,305,000	1,273,811

Virgin Islands: 3.59%
Virgin Islands PFA Revenue (Tax Revenue)	5.00%	10/01/2029	1,000,000	898,440
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00%	10/01/2025	2,500,000	2,391,849

				3,290,289

Total Municipal Bonds and Notes (Cost $93,482,500)				90,403,372

Short-Term Investments: 3.44%

	Yield	Shares
Investment Companies: 3.33%
Wells Fargo Advantage National Tax-Free Money Market Fund(l)(u)	0.09%	3,051,109	3,051,109

	Interest Rate		Principal
US Treasury Bills: 0.11%
US Treasury Bill^#	0.09%	06/23/2011	$100,000	99,980

Total Short-Term Investments (Cost $3,151,087)				3,151,089

Total Investments in Securities (Cost $96,633,587)*	102.04%	$93,554,461

Other Assets and Liabilities, Net	(2.04)	(1,870,086)

Total Net Assets	100.00%	$91,684,375

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

COLORADO TAX-FREE FUND

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

(h)	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.

^	Zero coupon security. Rate represents yield to maturity.

(l)	Investment in an affiliate.

#	Security pledged as collateral for futures transactions.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $96,633,587 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,553,434
Gross unrealized depreciation	(4,632,560)

Net unrealized depreciation	$(3,079,126)
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 98.64%

Alabama: 1.50%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12/01/2017	$2,640,000	$2,999,304
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00%	11/01/2013	6,000,000	6,368,220
Jefferson County AL School Warrants (Lease Revenue, AGM Insured)	5.20%	02/15/2012	1,000,000	996,820
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25%	02/01/2016	3,480,000	3,354,929
Mobile AL Industrial Development Board Alabama Power Company Barry Series C (IDR) §±	5.00%	06/01/2034	3,000,000	3,276,060

				16,995,333

Alaska: 0.04%
Alaska Energy Authority Bradley Lake Fourth Series (Utilities Revenue, AGM GO of Authority Insured)	6.00%	07/01/2015	350,000	394,940
Northern Tobacco Securitization Corporation Alaska Tobacco Settlement Revenue Asset-Backed (Tobacco Revenue)	4.80%	06/01/2011	55,000	55,407

				450,347

Arizona: 2.67%
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) §±	1.25%	02/01/2042	2,750,000	2,409,880
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) §±	1.10%	02/01/2042	4,875,000	4,297,069
Arizona Lottery Series A (Miscellaneous Revenue, AGM Insured)	5.00%	07/01/2027	5,000,000	4,944,800
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.00%	07/01/2015	2,600,000	2,714,010
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00%	07/01/2018	3,050,000	3,249,013
Goodyear AZ McDowell Road Commercial Corridor Improvement District (Miscellaneous Revenue, AMBAC Insured)	5.25%	01/01/2020	2,290,000	2,388,974
Phoenix AZ Civic Improvement Corporation Series A (Port, Airport, & Marina Authority Revenue)	5.00%	07/01/2029	5,000,000	4,946,550
Pinal County AZ Electrical District # 4 (Utilities Revenue)	4.75%	12/01/2015	915,000	951,014
Tempe AZ Series A (Tax Revenue)	4.00%	07/01/2019	2,160,000	2,282,083
University of Arizona COP Projects Series B (Education Revenue, AMBAC Insured)	5.00%	06/01/2021	1,450,000	1,458,497
Verrado AZ Community Facilities District # 1 (Tax Revenue)	4.85%	07/15/2014	430,000	424,401
Verrado AZ Community Facilities District # 1 (Tax Revenue)	6.00%	07/15/2013	205,000	209,852

				30,276,143

Arkansas: 0.08%
Rogers AR Capital Improvement (Tax Revenue, XLCA Insured)	4.25%	03/01/2031	950,000	961,296

California: 13.29%
Alameda CA Corridor Transportation Authority Capital Appreciation Sub Lien Series A (Transportation Revenue, AMBAC Insured) ^	6.15%	10/01/2018	5,590,000	3,508,005
Alhambra CA COP Police Facilities (Lease Revenue, AMBAC Insured)	6.75%	09/01/2023	4,405,000	4,944,877
Bass Lake CA Elementary School District Appreciation Election 2006 Project (Tax Revenue, AGM Insured) ^	6.80%	08/01/2036	700,000	126,147
California Department of Water Restoration Power Supply Project Series L (Utilities Revenue)	5.00%	05/01/2019	10,000,000	11,210,100
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.25%	02/01/2024	1,800,000	1,827,108
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.75%	02/01/2039	1,000,000	997,150
California Public Works Board Department of Corrections Project Seris A (Lease Revenue, AMBAC Insured)	5.00%	12/01/2019	2,020,000	2,046,240
California State DWR Power Supply (Water & Sewer Revenue)	5.00%	05/01/2021	1,500,000	1,614,390
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California State DWR Power Supply Subseries F-5 (Water & Sewer Revenue)	5.00%	05/01/2022	$7,035,000	$7,511,481
California State Public Works Board University CA Institute Project C (Lease Revenue)	5.00%	04/01/2030	1,400,000	1,341,998
California State Public Works Board University of California Research Project Series L (Education Revenue, NATL-RE Insured)	5.25%	11/01/2028	1,890,000	1,896,010
California State Various Purposes (Tax Revenue)	6.00%	03/01/2033	2,260,000	2,348,366
Colton CA USD Election 2208 Project Series B (Tax Revenue, AGM Insured) ^	6.78%	08/01/2027	1,005,000	338,755
Colton CA USD Election 2208 Project Series B (Tax Revenue, AGM Insured) ^	6.91%	08/01/2029	2,005,000	578,082
Colton CA USD Election 2208 Project Series B (Tax Revenue, AGM Insured) ^	6.97%	08/01/2030	1,000,000	266,410
Dinuba CA Redevelopment Agency Merged City Redevelopment Project # 2 (Tax Revenue)	4.45%	10/01/2011	1,500,000	1,501,650
Gilroy CA USD Appreciation Bond Anticipation Notes (Tax Revenue) ^	2.73%	04/01/2013	2,000,000	1,893,300
Glendora CA USD Appreciation 2005 Election Project Series B (Tax Revenue, Assured Guaranty Insured) ^	6.83%	08/01/2031	2,100,000	537,033
Glendora CA USD Appreciation 2005 Election Project Series B (Tax Revenue, Assured Guaranty Insured) ^	7.06%	08/01/2035	5,470,000	1,015,779
Lakeside CA USD Election 2008 Series A (Tax Revenue) ^	3.76%	06/01/2014	2,565,000	2,278,182
Long Beach CA Community College District BAN Series A (Miscellaneous Revenue)	9.85%	01/15/2013	2,000,000	2,294,020
Los Angeles CA Department Airports Series A (Port, Airport, & Marina Authority Revenue)	4.00%	05/15/2019	2,000,000	2,054,560
Los Angeles CA Harbor Department Series C (Port, Airport, & Marina Authority Revenue)	5.00%	08/01/2021	3,000,000	3,262,860
Los Angeles CA Harbor Department Series C (Port, Airport, & Marina Authority Revenue)	5.25%	08/01/2023	7,725,000	8,228,979
Los Angeles CA Municipal Improvement Corporation Series C (Lease Revenue)	4.50%	09/01/2019	1,925,000	1,944,154
Los Angeles CA Municipal Improvement Corporation Series C (Lease Revenue)	5.00%	09/01/2018	2,380,000	2,520,396
Los Angeles CA USD Election 2005 Series E (Tax Revenue, AGM Insured)	5.00%	07/01/2022	1,640,000	1,706,322
Los Angeles CA Wastewater System Refunding (Water & Sewer Revenue, AGM Insured)	5.00%	06/01/2022	5,000,000	5,186,100
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue, AMBAC Insured)	5.00%	07/01/2035	1,750,000	1,735,283
Los Angeles County CA Schools Regionalized Business Services Project Series A (Lease Revenue, AMBAC Insured) ^	5.37%	08/01/2015	1,100,000	873,796
Nevada County CA COP (Lease Revenue, NATL-RE Insured)	5.25%	10/01/2019	1,215,000	1,202,704
New Haven CA USD Capital Appreciation Project (Tax Revenue, Assured Guaranty Insured) ^	6.79%	08/01/2029	790,000	232,671
New Haven CA USD Capital Appreciation Project (Tax Revenue, Assured Guaranty Insured) ^	7.03%	08/01/2033	6,000,000	1,287,900
Northern California Power Agency Series A (Utilities Revenue)	5.25%	08/01/2023	5,150,000	5,352,859
Northern California Gas Authority # 1 LIBOR (Energy Revenue) §±	0.80%	07/01/2017	2,200,000	1,886,896
Northern California Gas Authority # 1 LIBOR (Energy Revenue) §±	0.83%	07/01/2019	18,500,000	14,432,405
Northern Humboldt CA High School District 2010 Election Series A (Tax Revenue)	6.50%	08/01/2034	1,145,000	1,225,837
Oakland CA USD Alameda County Election 2006 Project Series A (Tax Revenue)	6.50%	08/01/2020	1,000,000	1,074,960
Pasadena CA Public Financing Authority Rose Bowl Renovation Series A (Lease Revenue)	5.00%	03/01/2021	1,655,000	1,730,931
Patterson CA USD Capital Appreciation 2008 Election Project Series B (Tax Revenue, FSA Insured) ^	6.78%	08/01/2033	3,000,000	678,180
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Lease Revenue)	6.25%	07/01/2024	2,000,000	2,100,640
Rio Hondo CA Community College District (Tax Revenue) ^	6.54%	08/01/2026	325,000	121,336
Rio Hondo CA Community College District (Tax Revenue) ^	6.86%	08/01/2030	2,860,000	777,748
Roseville CA Natural Gas Financing Authority (Energy Revenue)	5.00%	02/15/2015	1,000,000	1,036,730
Sacramento County CA Airport Systems (Port, Airport, & Marina Authority Revenue)	5.00%	07/01/2025	2,000,000	1,997,820
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
San Diego CA USD Election 1998 Series E-2 (Tax Revenue, AGM Insured)	5.50%	07/01/2027	$5,000,000	$5,420,900
San Joaquin CA Delta Community College District Election 2004 Capital Appreciation Series B (Tax Revenue, AGM Insured) ^	4.74%	08/01/2018	2,750,000	1,948,210
San Jose CA Libraries & Parks Project (Tax Revenue)	5.13%	09/01/2031	6,110,000	6,110,306
San Jose CA Redevelopment Agency Tax Allocation Merged Area Redevelopment Project Series A-1 (Tax Revenue)	5.50%	08/01/2030	1,355,000	1,194,731
Santa Ana CA Financing Authority Police Administration & Holding Facilities Project Series A (Lease Revenue, NATL-RE Insured)	6.25%	07/01/2019	1,000,000	1,066,090
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue) ^	5.14%	08/01/2020	200,000	124,338
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue) ^	5.64%	08/01/2022	2,060,000	1,095,426
Southern California Public Power Authority Milford Wind Corridor Project 1 (Utilities Revenue)	5.00%	07/01/2024	5,000,000	5,138,750
Southern California Public Power Authority Projects (Utilities Revenue)	6.75%	07/01/2013	100,000	111,178
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75%	07/01/2024	2,000,000	2,164,600
State of California (Tax Revenue)	5.25%	03/01/2024	5,000,000	5,162,900
State of California (Tax Revenue)	5.25%	03/01/2030	1,440,000	1,424,621
Sylvan CA USD Capital Appreciation Election 2006 (Tax Revenue, AGM Insured) ^	6.59%	08/01/2031	2,590,000	694,379
Sylvan CA USD Capital Appreciation Election 2006 (Tax Revenue, AGM Insured) ^	6.61%	08/01/2032	2,800,000	700,728
University of California Revenues General Series Q (Education Revenue)	5.25%	05/15/2024	2,155,000	2,305,785
Washington Township CA Health Care District Series A (Health Revenue)	5.00%	07/01/2016	300,000	311,469
Washington Township CA Health Care District Series A (Health Revenue)	5.13%	07/01/2017	260,000	267,821
West Basin CA Municipal Water District COP Refunding Series B (Water & Sewer Revenue, Assured Guaranty Insured)	5.00%	08/01/2022	2,560,000	2,684,826

				150,654,208

Colorado: 0.42%
Colorado ECFA Charter School Monument Academy Project (Miscellaneous Revenue)	5.50%	10/01/2017	1,185,000	1,168,493
Colorado Health Facilities Authority Catholic Health D-2 Project Prerefunded (Health Revenue) §±	5.25%	10/01/2038	125,000	139,435
Colorado Health Facilities Authority Catholic Health D-2 Project Unrefunded Balance (Health Revenue) §±	5.25%	10/01/2038	1,000,000	1,086,590
North Range Metropolitan District # 1 CO (Tax Revenue, ACA Insured)	5.00%	12/15/2015	250,000	233,348
Public Authority for Colorado Energy Natural Gas (Energy Revenue)	5.75%	11/15/2018	2,045,000	2,143,467

				4,771,333

District of Columbia: 0.25%
District of Columbia Federal Highway Guaranteed Anticipation Bonds (Miscellaneous Revenue)	5.25%	12/01/2025	2,630,000	2,817,598

Florida: 7.29%
Boynton Beach FL Utilities Systems (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.50%	11/01/2016	1,500,000	1,613,085
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, AMBAC Insured)	5.00%	09/01/2021	2,200,000	2,188,802
Cape Coral FL Bond Anticipation Notes (Water & Sewer Revenue)	6.00%	10/01/2011	1,000,000	1,018,390
Connerton FL West Community Development District Series B (Miscellaneous Revenue) (i)^^	5.13%	05/01/2016	1,325,000	529,603
Florida State Board of Education Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00%	07/01/2017	1,000,000	1,112,620
Florida State Board of Education Series C (Miscellaneous Revenue)	5.00%	07/01/2017	7,000,000	7,788,340
Florida State Development Finance Corporation Renaissance Charter School (Miscellaneous Revenue)	5.00%	09/15/2020	2,985,000	2,697,753
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00%	10/01/2017	1,665,000	1,808,073
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00%	10/01/2016	$1,000,000	$1,042,210
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00%	10/01/2017	1,000,000	1,028,260
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) §±	4.75%	12/01/2015	560,000	570,192
Gulf Breeze FL Revenue Local Government Puttable (Miscellaneous Revenue, FGIC Insured) §±	5.50%	12/01/2015	850,000	851,598
Gulf Breeze FL Revenue Various Local Government Loan Series E (Miscellaneous Revenue, FGIC Insured)	5.00%	12/01/2020	1,900,000	1,895,687
Gulf Breeze FL Revenue Various Local Government Loan Series J (Water & Sewer Revenue) §±	4.10%	12/01/2020	3,000,000	3,024,330
Gulf Breeze FL Revenue Various Local Government Loan Series J (Water & Sewer Revenue) §±	4.20%	12/01/2020	3,290,000	3,314,609
Hillsborough County FL IDA (Resource Recovery Revenue, AMBAC Insured) §±	5.00%	12/01/2034	5,005,000	5,163,659
JEA FL Electric Systems Subseries B (Utilities Revenue)	5.00%	10/01/2019	2,950,000	3,061,687
Lakeland FL Energy System Revenue (Utilities Revenue) §±	1.35%	10/01/2014	6,000,000	5,997,480
Manatee County FL School District Sales Tax (Tax Revenue, AMBAC Insured)	5.00%	10/01/2014	1,100,000	1,190,849
Miami-Dade County FL Aviation Series A (Port, Airport, & Marina Authority Revenue)	5.50%	10/01/2019	3,000,000	3,283,110
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25%	04/01/2016	1,000,000	1,086,230
Miami-Dade County FL Water & Sewer Refunding Series C (Water & Sewer Revenue, BHAC Insured)	5.00%	10/01/2024	2,950,000	3,053,840
Miami-Dade County FL Water & Sewer Series C (Water & Sewer Revenue)	5.25%	10/01/2022	3,000,000	3,163,950
Miami-Dade County FL IDA Series C (IDR) §±	3.15%	07/01/2032	5,800,000	5,800,000
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	4.75%	10/01/2013	865,000	909,279
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	5.00%	10/01/2015	930,000	992,208
Orange County FL School Board Certificates Partner Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00%	08/01/2016	1,000,000	1,083,230
Orlando FL Housing Authority West Oaks Apartments Projects Puttable (Housing Revenue, FNMA Insured)	5.05%	08/01/2033	3,595,000	3,796,032
Palm Beach County FL (Tax Revenue)	5.00%	07/01/2019	1,620,000	1,847,027
Palm Beach County FL Biomedical Research Park Project Series C (Miscellaneous Revenue, XLCA Insured)	5.00%	11/01/2017	1,250,000	1,385,000
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, AMBAC Insured) §±	5.35%	03/15/2042	3,200,000	3,330,592
Seminole County FL School Board COP (Lease Revenue, AMBAC Insured)	5.50%	07/01/2014	1,180,000	1,299,499
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00%	10/01/2016	1,015,000	1,068,765
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00%	10/01/2017	900,000	939,699
University of North Florida Financing Corporation Housing Project (Lease Revenue, NATL-RE FGIC Insured)	5.00%	11/01/2016	2,515,000	2,695,527
USF Financing Corporation Florida COP Master Lease Series A (Lease Revenue, AMBAC Insured)	5.00%	07/01/2018	1,000,000	1,044,070

				82,675,285

Georgia: 2.21%
Fulton County GA Tuff Atlanta Housing Project Series A (Education Revenue, AMBAC Insured)	5.50%	09/01/2018	2,765,000	2,843,996
Georgia Environmental Loan Local Water Authority Loan Project (Miscellaneous Revenue)	4.00%	03/15/2021	5,000,000	4,924,400
Georgia Municipal Electric Authority Power Revenue Prerefunded (Utilities Revenue, NATL-RE IBC Bank of New York Insured)	6.50%	01/01/2017	10,000	11,524
Georgia Municipal Electric Authority Power Revenue Unrefunded (Utilities Revenue, NATL-RE IBC Bank of New York Insured)	6.50%	01/01/2017	955,000	1,092,854
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Georgia (continued)
Georgia Public Gas Partners Incorporated Series A (Energy Revenue)	5.00%	10/01/2017	$2,500,000	$2,671,350
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Energy Revenue)	5.00%	03/15/2022	1,250,000	1,227,450
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Energy Revenue)	5.50%	09/15/2022	1,000,000	980,430
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Energy Revenue)	5.00%	03/15/2015	3,335,000	3,459,529
Municipal Electric Authority GA Series B (Utilities Revenue)	5.00%	01/01/2020	2,450,000	2,627,356
Public Gas Partners Incorporated GA Series A (Energy Revenue)	5.00%	10/01/2019	5,000,000	5,214,450

				25,053,339

Guam: 0.60%
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Lease Revenue)	5.00%	10/01/2015	1,000,000	998,880
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Lease Revenue)	5.00%	10/01/2017	2,195,000	2,184,793
Guam Government Department of Education John F Kennedy High School Series A (Lease Revenue)	6.00%	12/01/2020	2,000,000	1,898,600
Guam Government Limited Obligation Revenue Section 30 Series A (Miscellaneous Revenue)	5.00%	12/01/2014	1,635,000	1,727,345

				6,809,618

Idaho: 0.28%
University of Idaho General Series 2011 (Education Revenue) §±	5.25%	04/01/2041	3,000,000	3,167,220

Illinois: 12.49%
Aurora IL Series B (Tax Revenue)	4.90%	12/30/2011	100,000	100,112
Champaign Coles IL Et Al Counties Community College District # 505 Series A (Tax Revenue)	4.00%	12/01/2018	1,015,000	1,045,937
Chicago IL Board Education Series A (Tax Revenue, NATL-RE FGIC Insured) ^	5.08%	12/01/2018	13,920,000	9,465,739
Chicago IL Board of Education Benito Juarez Community Academy Series G (Tax Revenue, NATL-RE Insured)	6.00%	12/01/2022	1,630,000	1,712,837
Chicago IL O’ Hare International Airport Third Lien Series C (Port, Airport, & Marina Authority Revenue, Assured Guaranty Insured)	5.25%	01/01/2025	4,075,000	4,169,377
Chicago IL O’ Hare International Airport Third Lien Series F (Port, Airport, & Marina Authority Revenue)	4.25%	01/01/2021	735,000	725,717
Chicago IL Series A (Tax Revenue, AMBAC Insured)	5.00%	01/01/2019	1,500,000	1,539,045
Chicago IL Series A (Tax Revenue)	5.25%	01/01/2023	2,500,000	2,516,725
Chicago IL Series A Prerefunded (Tax Revenue, NATL-RE Insured) §±	5.65%	01/01/2028	555,000	659,179
Chicago IL Series C (Tax Revenue)	5.00%	01/01/2024	3,180,000	3,092,137
Chicago IL Transit Authority Sales Tax Receipts Series A (Tax Revenue)	5.00%	12/01/2018	1,135,000	1,228,399
Du Page County IL Transportation Revenue (Transportation Revenue, AGM Insured)	5.00%	01/01/2017	2,020,000	2,116,617
Eureka IL Eureka College Project 1998 Series B (Education Revenue) §±	7.00%	01/01/2019	560,000	563,158
Huntley IL Special Service Area # 9 (Tax Revenue, Assured Guaranty Insured)	4.60%	03/01/2017	1,565,000	1,668,384
Illinois Development Finance Authority Art Institution Series A (Health Revenue, NATL-RE Insured) §±	2.60%	01/01/2019	3,655,000	3,340,707
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) §±	4.13%	11/01/2036	4,560,000	4,568,983
Illinois Educational Facilities Authority (Miscellaneous Revenue) §±	3.40%	11/01/2036	1,275,000	1,233,945
Illinois Finance Authority Adventist Health Systems Series B (Miscellaneous Revenue)	5.00%	03/01/2015	9,050,000	9,757,710
Illinois Finance Authority DePaul University Series A (Education Revenue, XLCA Insured)	5.00%	10/01/2019	1,550,000	1,614,558
Illinois Finance Authority East St. Louis Project (Miscellaneous Revenue, XLCA Moral Obligation Insured)	5.00%	11/15/2013	1,840,000	1,846,366
Illinois Finance Authority Gas Supply Peoples Gas & Coke Company Series A (Miscellaneous Revenue, AMBAC Insured) §±	4.30%	06/01/2035	5,000,000	5,043,100
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Illinois Finance Authority New Money Community Rehabilitation A (Health Revenue, GO of Participants Insured)	4.90%	07/01/2013	$1,270,000	$1,250,023
Illinois Finance Authority New Money Community Rehabilitation A (Health Revenue, GO of Participants Insured)	4.95%	07/01/2014	2,010,000	1,956,976
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50%	04/01/2021	4,585,000	4,588,485
Illinois Health Facilities Authority Mercy Hospital & Medical Center (Health Revenue)	10.00%	01/01/2015	475,000	566,124
Illinois Health Facilities Authority Michael Reese Hospital Series A (Health Revenue, FSA Insured)	7.60%	02/15/2019	495,000	606,103
Illinois Municipal Electric Agency Power (Utilities Revenue, NATL-RE FGIC Insured)	5.00%	02/01/2023	1,000,000	1,016,920
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, NATL-RE-IBC FGIC Insured)	5.25%	02/01/2023	1,100,000	1,124,068
Illinois Regional Transportation Authority (Tax Revenue, AGM GO of Authority Insured)	5.75%	06/01/2018	6,395,000	7,035,331
Illinois State (Tax Revenue, AGM Insured)	5.00%	09/01/2016	585,000	610,132
Illinois State (Tax Revenue, AMBAC Insured)	5.00%	04/01/2020	3,000,000	2,978,550
Illinois State Series 1 (Tax Revenue, NATL-RE FGIC Insured)	6.00%	06/15/2026	7,500,000	8,207,400
Illinois State Series A (Miscellaneous Revenue, NATL-RE Insured)	5.00%	03/01/2016	2,705,000	2,784,689
Illinois State Series A (Miscellaneous Revenue)	5.00%	10/01/2016	5,000,000	5,119,050
Illinois State Series A (Miscellaneous Revenue, NATL-RE FGIC-TCRS Insured)	5.25%	10/01/2015	5,200,000	5,398,328
Illinois State Series B (Miscellaneous Revenue) §±	3.25%	10/01/2033	5,800,000	5,800,000
Illinois State Series B (Tax Revenue)	5.00%	06/15/2018	1,000,000	1,071,970
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25%	01/01/2026	3,500,000	3,519,215
Lake County IL Community High School District # 117 Antioch Capital Appreciation Series B (Tax Revenue, NATL-RE FGIC Insured) ^	4.95%	12/01/2016	1,000,000	757,400
Northern Cook County IL Solid Waste Agency Series A (Resource Recovery Revenue, NATL-RE Insured)	5.00%	05/01/2013	1,200,000	1,277,496
Railsplitter Tobacco Settlement Raigen (Tobacco Revenue)	5.50%	06/01/2023	7,000,000	6,741,070
Regional Transportation Authority GO of Authority (Tax Revenue, NATL-RE GO of Authority Insured)	6.50%	07/01/2026	7,725,000	8,711,538
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00%	03/01/2025	1,975,000	1,481,487
Tazewell County IL School District # 51 (Tax Revenue, NATL-RE FGIC Insured)	9.00%	12/01/2017	455,000	586,814
Tazewell County IL School District # 51 (Tax Revenue, NATL-RE FGIC Insured)	9.00%	12/01/2018	535,000	697,126
University of Illinois Auxiliary System Facilities Series A (Education Revenue, AMBAC Insured)	5.50%	04/01/2024	1,000,000	1,035,750
University of Illinois Board Trustees Series B (Lease Revenue, AGM Insured)	5.00%	10/01/2020	2,000,000	2,022,340
Will County IL Community Unit School District Capital Appreciation (Tax Revenue, NATL-RE FGIC Insured) ^	4.96%	11/01/2018	9,730,000	6,702,024

				141,655,141

Indiana: 3.42%
Fort Wayne IN Redevelopment Authority Grand Wayne Center Project (Lease Revenue)	5.00%	02/01/2020	1,000,000	1,027,240
Hammond IN Multi-School Building Corporation First Mortgage (Lease Revenue, NATL-RE FGIC State Aid Withholding Insured)	5.00%	07/15/2014	100,000	110,845
Indiana Bond Bank Common School Fund B (Miscellaneous Revenue, NATL-RE Insured)	5.00%	02/01/2018	1,220,000	1,250,061
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue, Moral Obligation Insured)	4.00%	08/01/2017	1,000,000	1,041,420
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue, Moral Obligation Insured)	5.00%	08/01/2016	1,340,000	1,477,377
Indiana Bond Bank Special Program BMA Index Series B2 (Energy Revenue) §±	0.91%	10/15/2022	900,000	742,887
Indiana Bond Bank Special Program Series A (Energy Revenue)	5.00%	10/15/2017	5,410,000	5,652,639
Indiana Bond Bank Special Program Series A (Energy Revenue)	5.25%	10/15/2016	500,000	535,380
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Indiana (continued)
Indiana HEFA Ascension Health Series B3 (Health Revenue) §±	2.53%	11/15/2031	$15,000,000	$15,000,000
Indiana Municipal Power Agency Power Supplies Project Series B (Utilities Revenue, BHAC-CR NATL-RE Insured)	5.50%	01/01/2016	1,150,000	1,264,471
Jasper County IN PCR Northern Series A (IDR, NATL-RE Insured)	5.60%	11/01/2016	5,900,000	6,435,720
Jeffersonville IN Building Corporation First Mortgage Series C (Lease Revenue)	4.25%	08/15/2017	980,000	1,020,788
Mt. Vernon IN School Building Corporation First Mortgage Series 2007 (Lease Revenue, AGM State Aid Withholding Insured)	5.00%	07/15/2019	1,000,000	1,081,910
Portage IN Redevelopment District (Tax Revenue, CIFC Insured)	4.00%	01/15/2015	270,000	280,025
Portage IN Redevelopment District (Tax Revenue, CIFC Insured)	4.00%	01/15/2016	350,000	360,336
Portage IN Redevelopment District (Tax Revenue, CIFC Insured)	4.00%	07/15/2016	360,000	370,166
University of Southern Indiana Student Fee Series J (Education Revenue, Assured Guaranty Insured)	5.00%	10/01/2019	1,000,000	1,071,460

				38,722,725

Iowa: 0.95%
Iowa Finance Authority PCFA Interstate Power (IDR, FGIC Insured)	5.00%	07/01/2014	1,500,000	1,617,810
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25%	12/01/2017	3,000,000	3,213,390
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25%	12/01/2018	5,285,000	5,594,067
Tobacco Settlement Authority Iowa Asset-Backed Series B (Tobacco Revenue)	5.50%	06/01/2012	385,000	392,146

				10,817,413

Kansas: 1.36%
Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured) §±	5.25%	12/01/2023	6,200,000	6,565,490
Kansas Development Finance Authority Health Facilities Hartford Series B-1 (Health Revenue, ACA Insured)	6.13%	04/01/2012	30,000	29,990
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00%	09/01/2013	280,000	245,846
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00%	09/01/2014	305,000	259,332
Wyandotte County & Kansas City KS United Government Special Obligation Sales Tax Second Lien Series A (Tax Revenue) ^	6.19%	06/01/2021	9,000,000	4,842,090
Wyandotte County & Kansas City KS United Government Special Obligation Sales Tax Second Lien Series B (Tax Revenue)	5.00%	12/01/2020	2,455,000	2,469,043
Wyandotte County & Kansas City KS United Government Transportation Development District Legends Village West Project (Tax Revenue)	4.88%	10/01/2028	1,445,000	1,031,600

				15,443,391

Kentucky: 1.66%
Kentucky Asset Liability Commission General Fund Series A (Miscellaneous Revenue, NATL-RE FGIC Insured) §±	0.73%	11/01/2027	4,825,000	3,996,885
Kentucky Asset Liability Commission General Fund Series B (Miscellaneous Revenue, NATL-RE FGIC Insured) §±	0.75%	11/01/2025	6,175,000	4,599,943
Kentucky State Property & Buildings Commission Series A Project # 95 (Miscellaneous Revenue)	5.00%	08/01/2019	1,265,000	1,388,312
University of Kentucky COP Master Street Lease # 4 (Lease Revenue)	4.45%	06/18/2018	8,599,931	8,798,503

				18,783,643

Louisiana: 2.15%
Jefferson Parish LA Hospital Service District # 001 West Jefferson Medical Center Series A (Health Revenue, AGM Insured)	5.25%	01/01/2013	500,000	501,315
Louisiana Local Government Environmental Facilities & Community Development Authority (Housing Revenue, FNMA Insured) §±	4.25%	04/15/2039	1,205,000	1,238,487
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00%	07/01/2014	200,000	212,864
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00%	07/01/2016	100,000	106,391
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFC Insured)	5.00%	07/01/2017	150,000	158,393
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Louisiana (continued)
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	4.00%	07/01/2015	$505,000	$519,398
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	4.13%	07/01/2016	170,000	173,818
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	4.25%	07/01/2017	55,000	55,815
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00%	07/01/2014	100,000	101,263
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00%	07/01/2016	740,000	732,215
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00%	07/01/2019	1,465,000	1,365,204
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00%	07/01/2020	500,000	455,890
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, CIFC Insured)	5.00%	07/01/2022	1,250,000	1,233,513
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00%	07/01/2022	100,000	88,369
Louisiana State Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.25%	06/01/2013	1,945,000	2,053,628
Louisiana State Correctional Facilities Corporation (Lease Revenue, AMBAC Insured)	5.00%	09/01/2019	1,000,000	1,079,960
Louisiana State Series A (Tax Revenue, AMBAC Insured)	5.38%	06/01/2016	800,000	836,712
New Orleans LA Public Improvement Series A (Tax Revenue, Radian Insured)	5.00%	12/01/2016	1,365,000	1,474,009
New Orleans LA Public Improvement Series A (Tax Revenue, Radian Insured)	5.00%	12/01/2017	1,245,000	1,334,167
New Orleans LA Sewer Service (Water & Sewer Revenue, NATL-RE Insured)	5.00%	06/01/2012	925,000	949,300
New Orleans LA Sewer Service (Water & Sewer Revenue, NATL-RE Insured)	5.00%	06/01/2016	100,000	102,899
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	5.50%	06/01/2016	690,000	734,360
New Orleans LA Sewer Service (Tax Revenue, FGIC Insured)	5.50%	12/01/2016	1,350,000	1,471,325
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured)	5.50%	06/01/2020	740,000	748,184
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	5.63%	06/01/2017	590,000	628,267
Parish of DeSoto LA PCR Southwestern Electrical Power (Utilities Revenue) §±	3.25%	01/01/2019	5,000,000	5,017,400
Port of New Orleans LA Board Commerce Special Project CG Railway Incorporated (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.25%	08/15/2013	1,000,000	1,047,050

				24,420,196

Massachusetts: 2.32%
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	6.50%	04/15/2019	1,050,000	1,104,915
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	6.55%	04/15/2020	615,000	640,283
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50%	01/01/2017	2,000,000	2,193,480
Massachusetts Educational Financing Authority Series I (Education Revenue)	5.50%	01/01/2018	2,000,000	2,170,880
Massachusetts State Floating Series A (Miscellaneous Revenue) §±	0.66%	11/01/2018	2,650,000	2,405,432
Massachusetts State HEFA (Health Revenue) §±	1.13%	07/01/2038	14,000,000	13,920,760
Massachusetts State Series C (Miscellaneous Revenue, AGM Insured) §±	2.02%	11/01/2019	4,175,000	3,870,267

				26,306,017

Michigan: 5.45%
Clinton Township Building Authority MI Macomb County (Lease Revenue, AMBAC Insured)	5.50%	11/01/2017	5,240,000	5,644,842
Detroit MI Capital Improvement Limited Tax Series A-1 (Tax Revenue)	5.00%	04/01/2015	4,235,000	4,119,977
Detroit MI City School District Series A (Tax Revenue, AGM Insured)	5.00%	05/01/2019	8,000,000	7,924,720
Detroit MI District Aid (Tax Revenue)	5.00%	11/01/2014	1,000,000	1,078,950
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)
Detroit MI District Aid (Tax Revenue)	5.00%	11/01/2018	$3,000,000	$3,192,450
Detroit MI District Aid (Tax Revenue)	5.00%	11/01/2020	1,700,000	1,761,625
Detroit MI Senior Lien Series A-1 (Water & Sewer Revenue, AGM Insured)	5.50%	07/01/2017	3,130,000	3,465,536
Detroit MI Series A-1 (Tax Revenue, NATL-RE Insured)	5.00%	04/01/2019	100,000	90,178
Detroit MI Water Supply System Series A (Water & Sewer Revenue, AGM Insured)	5.00%	07/01/2015	1,000,000	1,072,180
Flint MI International Academy (Miscellaneous Revenue)	5.00%	10/01/2017	590,000	561,674
Flint MI International Academy (Miscellaneous Revenue)	5.38%	10/01/2022	2,270,000	2,006,498
Flint MI International Academy (Miscellaneous Revenue)	5.50%	10/01/2027	435,000	359,149
Kent County MI (Tax Revenue)	5.00%	01/01/2018	570,000	632,911
Kent County MI (Tax Revenue)	5.00%	01/01/2025	1,000,000	1,032,340
Kent MI Hospital Finance Authority Spectrum Health Series A (Health Revenue) §±	5.50%	01/15/2047	6,250,000	6,951,063
Michigan Finance Authority Limited Obligation Series E (Miscellaneous Revenue)	4.75%	08/22/2011	3,000,000	3,047,820
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00%	12/01/2018	1,025,000	993,276
Michigan Municipal Building Authority Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.50%	05/01/2016	100,000	99,579
Michigan Municipal Building Authority School District City of Detroit (Miscellaneous Revenue, AGM Insured)	5.00%	06/01/2014	600,000	627,702
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60%	11/01/2018	1,415,000	1,393,506
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25%	10/01/2023	1,075,000	907,773
Michigan State Comprehensive Transportation Program (Tax Revenue)	5.25%	05/15/2017	2,750,000	3,053,985
Michigan State Environmental Protection Program (Tax Revenue)	6.25%	11/01/2012	240,000	250,344
Michigan State Hospital Finance Authority Series C (Health Revenue) §±	6.00%	12/01/2034	5,000,000	5,947,250
Michigan State Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75%	09/15/2017	2,235,000	2,375,023
Walled Lake MI School District (Tax Revenue, Q-SBLF Insured)	4.00%	05/01/2018	1,000,000	1,009,010
Western Townships MI Utilities Authority (Tax Revenue)	5.00%	01/01/2017	1,500,000	1,653,960
Wyandotte MI Series A (Utilities Revenue, Assured Guaranty Insured)	4.00%	10/01/2016	500,000	522,465

				61,775,786

Minnesota: 1.08%
Becker MN PCR Northern States Power Series B (IDR) §±	8.50%	09/01/2019	3,800,000	4,193,490
Minneapolis & St. Paul MN Metropolitan Airports Commission Senior Series A (Port, Airport, & Marina Authority Revenue)	4.00%	01/01/2019	1,065,000	1,097,174
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.00%	01/01/2018	4,555,000	4,849,207
Minneapolis MN St. Mary’s Hospital & Rehabilitation (Health Revenue)	10.00%	06/01/2013	120,000	132,202
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00%	01/01/2016	1,365,000	1,499,548
St. Paul MN Housing & Redevelopment Authority Hmong Academy Project Series A (Miscellaneous Revenue)	5.50%	09/01/2018	500,000	474,290

				12,245,911

Mississippi: 0.05%
Mississippi Development Bank Special Obligation Municipal Energy Agency Power Supply Project (Utilities Revenue, XLCA Insured)	5.00%	03/01/2013	505,000	527,215

Missouri: 0.48%
Chesterfield Valley MO Transportation Development District (Tax Revenue, CIFG Insured)	4.00%	04/15/2026	1,500,000	917,445
Fenton MO Gravois Bluffs Redevelopment Project (Tax Revenue)	4.50%	04/01/2021	1,000,000	945,950
Lake of the Ozarks MO Community Bridge Corporation (Transportation Revenue)	5.25%	12/01/2014	340,000	311,352
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00%	11/01/2025	1,000,000	946,080
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50%	09/01/2018	1,245,000	1,163,540
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Missouri (continued)
Ozark MO COP Community Center Project (Lease Revenue)	4.50%	09/01/2011	$100,000	$100,899
Ozark MO COP Community Center Project (Lease Revenue)	4.50%	09/01/2013	145,000	150,704
Ozark MO COP Community Center Project (Lease Revenue)	4.50%	09/01/2014	170,000	177,111
Ozark MO COP Community Center Project (Lease Revenue)	4.55%	09/01/2016	225,000	229,363
St. Louis MO Lambert St. Louis International Airport Series A-1 (Port, Airport, & Marina Authority Revenue)	6.00%	07/01/2019	415,000	447,976

				5,390,420

Nebraska: 0.07%
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00%	04/01/2019	500,000	559,750
O’Neill NE St. Anthony’s Project (Health Revenue)	6.25%	09/01/2012	225,000	232,767

				792,517

Nevada: 2.36%
Clark County NV Airport Revenue Series C (Port, Airport, & Marina Authority Revenue, AGM Insured)	5.00%	07/01/2023	5,000,000	5,075,600
Clark County NV Airport Revenue Series D (Port, Airport, & Marina Authority Revenue)	5.00%	07/01/2024	2,750,000	2,705,340
Clark County NV Las Vegas McCarran International Series A (Port, Airport, & Marina Authority Revenue)	5.00%	07/01/2016	3,000,000	3,228,870
Clark County NV Las Vegas McCarran International Series A-2 (Port, Airport, & Marina Authority Revenue, AMBAC Insured)	5.00%	07/01/2027	3,500,000	3,423,560
Clark County NV School District Series A (Tax Revenue, NATL-RE FGIC Insured)	5.00%	06/15/2019	7,500,000	7,891,650
Clark County NV Special Improvement District # 121A (Miscellaneous Revenue, AMBAC Insured)	4.25%	12/01/2013	900,000	921,852
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.50%	06/01/2016	980,000	1,011,811
Reno-Sparks Indian Colony NV Governmental (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00%	06/01/2021	2,580,000	2,535,469

				26,794,152

New Hampshire: 0.20%
New Hampshire HEFA Exeter Project (Health Revenue)	6.00%	10/01/2016	2,240,000	2,291,901

New Jersey: 4.41%
Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue) §±	2.63%	12/01/2029	2,000,000	2,008,940
New Jersey Economic Development Authority Cigarette Tax (Tobacco Revenue, FGIC Insured)	5.00%	06/15/2012	1,500,000	1,528,395
New Jersey Economic Development Authority Motor Vehicle Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25%	07/01/2016	2,385,000	2,564,447
New Jersey HEFAR Student Loan Series 1A (Education Revenue)	5.00%	12/01/2016	2,000,000	2,155,460
New Jersey HEFAR Student Loan Series 2 (Education Revenue)	4.50%	12/01/2029	14,000,000	13,821,360
New Jersey HEFAR Student Loan Series A (Education Revenue)	5.00%	06/01/2016	500,000	537,810
New Jersey HFFA Atlantic City Medical Center Project (Health Revenue)	6.00%	07/01/2012	1,585,000	1,629,428
New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25%	10/01/2016	765,000	804,275
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, NATL-RE Insured)	5.50%	03/01/2022	1,755,000	1,832,869
New Jersey State HEFAR Series 1A (Education Revenue)	4.75%	12/01/2029	4,000,000	3,933,560
New Jersey State HEFAR Series A (Education Revenue)	5.00%	06/01/2017	2,000,000	2,140,840
New Jersey State HEFAR Series A (Education Revenue)	5.00%	06/01/2019	1,010,000	1,053,531
New Jersey State HEFAR Series A (Education Revenue)	5.00%	06/01/2027	3,400,000	3,480,172
New Jersey Transportation Trust Fund Authority Facilities Center Series A (Transportation Revenue, AGM-CR Insured)	5.50%	12/15/2022	8,010,000	8,552,998
New Jersey Transportation Trust Fund Authority Transportation Systems Project Series C (Transportation Revenue, AGM Insured)	5.50%	12/15/2018	2,590,000	2,881,220
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New Jersey (continued)
Trenton NJ (Tax Revenue, Assured Guaranty State Aid Withholding Insured)	5.00%	07/15/2020	$1,000,000	$1,054,650

				49,979,955

New Mexico: 0.29%
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA FNMA FHLMC Insured)	4.63%	09/01/2025	2,460,000	2,547,822
Otero County NM Jail Project (Miscellaneous Revenue)	5.50%	04/01/2013	705,000	687,269

				3,235,091

New York: 3.81%
Brookhaven NY IDAG Methodist Project (Housing Revenue, North Fork Bank LOC) §±	4.25%	11/01/2037	165,000	165,120
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75%	12/01/2014	510,000	487,478
Metropolitan NY Transportation Authority Series A (Transportation Revenue)	5.00%	11/15/2020	5,000,000	5,207,400
Metropolitan NY Transportation Authority Series B-2 (Miscellaneous Revenue, AGM Insured) (a)§±	0.37%	11/01/2022	5,225,000	4,412,420
New York City NY IDAG 2006 Project Samaritan AIDS Services (Miscellaneous Revenue, CitiBank NA LOC)	4.50%	11/01/2015	275,000	301,950
New York City NY Transitional Finance Authority Future Tax Series A (Tax Revenue)	5.00%	05/01/2023	2,875,000	3,092,983
New York NY Unrefunded Balance Series F (Tax Revenue, NATL-RE-IBC Insured)	5.13%	08/01/2013	5,000	5,018
New York State Dormitory Authority Hospital Series A (Health Revenue, FHA Insured)	6.00%	08/15/2015	240,000	249,029
New York State Dormitory Authority Montefiore Medical Center (Health Revenue, NATL-RE FGIC FHA Insured)	5.00%	02/01/2014	880,000	938,564
New York State Dormitory Authority Mount Sinai School of Medicine (Education Revenue, GO of Institution Insured)	5.50%	07/01/2022	2,000,000	2,109,620
New York State Dormitory Authority North Shore Jewish Series B (Health Revenue) §±	0.93%	05/01/2018	3,650,000	3,153,345
New York State Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50%	08/01/2018	1,500,000	1,554,645
New York Urban Development Corporation ()	5.88%	02/01/2013	8,500,000	8,448,745
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC-ICC Insured)	5.50%	01/01/2019	3,000,000	3,459,000
Newburgh NY Bond Anticipation Notes (Tax Revenue)	5.15%	08/30/2011	2,000,000	2,013,120
Port Authority NY & NJ Special Obligation (Port, Airport, & Marina Authority Revenue)	5.00%	12/01/2020	5,000,000	4,842,850
Tobacco Settlement Financing Corporation NY Series B (Tobacco Revenue, XLCA-ICR Insured)	4.00%	06/01/2012	100,000	103,724
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00%	09/01/2020	1,430,000	1,535,434
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, Assured Guaranty Insured)	5.00%	04/01/2018	1,000,000	1,101,940

				43,182,385

North Carolina: 0.92%
Charlotte NC COP Series E (Lease Revenue)	4.00%	06/01/2017	90,000	95,891
Craven County NC COP (Lease Revenue, NATL-RE Insured)	5.00%	06/01/2023	4,400,000	4,569,620
Nash NC Health Care System (Health Revenue, AGM Insured)	5.00%	11/01/2014	1,600,000	1,732,192
North Carolina Eastern Municipal Power Agency Series B (Utilities Revenue)	5.00%	01/01/2017	1,000,000	1,094,900
North Carolina Eastern Municipal Power Agency Unrefunded Series B (Utilities Revenue, FGIC Insured)	5.50%	01/01/2017	95,000	95,173
Pitt County NC COP School Facilities Project (Lease Revenue, NATL-RE Insured)	5.00%	04/01/2023	2,755,000	2,857,211

				10,444,987

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
North Dakota: 0.29%
Mercer County ND PCR Antelope Valley Station (Utilities Revenue, AMBAC Insured)	7.20%	06/30/2013	$1,320,000	$1,378,001
North Dakota State Housing Finance Agency Series D (Housing Revenue)	4.50%	01/01/2029	1,840,000	1,919,654

				3,297,655

Ohio: 1.38%
Akron Bath Copley OH Joint Township Akron General Health Systems Series A (Health Revenue)	5.00%	01/01/2014	500,000	517,085
American Municipal Power OH Incorporated Hydroelec Project Series C (Utilities Revenue)	5.25%	02/15/2019	2,570,000	2,763,444
American Municipal Power OH Incorporated Series A (Utilities Revenue)	5.00%	02/01/2012	1,500,000	1,547,580
Franklin County OH Children’s Hospital Project (Health Revenue)	10.38%	06/01/2013	675,000	713,873
Hamilton County OH Sewer System Revenue Unrefunded (Water & Sewer Revenue, NATL-RE Insured)	5.00%	12/01/2016	4,180,000	4,527,651
Kent State OH University General Receipts Series B (Education Revenue, Assured Guaranty Insured)	5.00%	05/01/2018	1,165,000	1,285,822
Ohio State Water Development Authority Fresh Water Series B (Water & Sewer Revenue)	5.00%	06/01/2016	3,000,000	3,419,850
RiverSouth OH Authority Lazarus Building Redevelopment Series A (Lease Revenue)	5.75%	12/01/2027	950,000	823,223

				15,598,528

Oklahoma: 0.63%
McClain County OK Economic Development Authority Blanchard Public Schools Project (Lease Revenue)	4.50%	09/01/2016	400,000	420,780
McClain County OK Economic Development Authority Newcastle Public Schools Project (Lease Revenue)	5.00%	09/01/2012	350,000	365,190
McGee Creek Authority OK Water Revenue (Water & Sewer Revenue, NATL-RE Insured)	6.00%	01/01/2023	1,970,000	2,123,857
Oklahoma Housing Finance Agency SFMR Homeownership Loan Program Series A (Housing Revenue, GNMA/FNMA Insured)	4.50%	09/01/2024	3,665,000	3,758,128
Okmulgee OK Municipal Authority Series A (Utilities Revenue)	5.00%	12/01/2024	425,000	445,987

				7,113,942

Pennsylvania: 4.98%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00%	08/15/2024	1,500,000	1,526,310
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00%	08/15/2025	1,500,000	1,514,445
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) §±	0.92%	02/01/2021	10,000,000	8,662,500
Allegheny County PA Series C-59B (Tax Revenue, AGM Insured) §±	0.75%	11/01/2026	3,000,000	2,401,680
Beaver County PA IDA PCR First Energy Series B (IDR) §±	3.00%	10/01/2047	2,600,000	2,627,768
Chester County PA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	5.65%	12/15/2017	790,000	765,194
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63%	10/01/2015	350,000	346,787
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10%	07/01/2013	1,370,000	1,372,617
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) §±	5.25%	12/01/2033	5,000,000	5,059,100
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured) §±	5.00%	12/01/2033	3,975,000	3,982,592
Millcreek Richland Joint Authority PA Series B (Water & Sewer Revenue, Radian Municipal Government Guaranty Insured)	4.70%	08/01/2017	565,000	574,125
Northampton County PA General Purpose Hospital Authority Saint Lukes Hospital Project Series C (Health Revenue) §±	4.50%	08/15/2032	1,170,000	1,177,722
Norwin PA School District Series A (Tax Revenue, NATL-RE State Aid Withholding Insured)	5.00%	04/01/2030	1,310,000	1,266,338
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)
Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue) §±	2.63%	12/01/2033	$1,500,000	$1,506,435
Pennsylvania State Department of General Services (Lease Revenue, AGM Insured)	5.25%	05/01/2016	985,000	1,004,079
Pennsylvania State Turnpike Commission Series C (Transportation Revenue) §±	1.30%	12/01/2014	5,000,000	4,999,150
Philadelphia PA IDA First Philadelphia Charter High Series A (Miscellaneous Revenue)	5.30%	08/15/2017	1,085,000	1,055,803
Philadelphia PA Eighteenth Series AGC (Energy Revenue, Assured Guaranty Insured)	5.25%	08/01/2016	895,000	957,238
Philadelphia PA Gas Works 1998 General Ordinance Series A (Energy Revenue)	5.00%	08/01/2015	1,000,000	1,063,010
Philadelphia PA Gas Works 1998 General Ordinance Series A (Energy Revenue)	5.00%	08/01/2016	1,000,000	1,063,100
Philadelphia PA Gas Works Revenue Refunding 8th-1998 General Ordinance Series A (Energy Revenue)	5.25%	08/01/2017	1,225,000	1,316,373
Philadelphia PA IDR Master Charter School (Miscellaneous Revenue)	5.00%	08/01/2020	915,000	911,596
Philadelphia PA School District Refunding Series 2010C (Tax Revenue, State Aid Withholding Insured)	5.00%	09/01/2018	6,000,000	6,339,360
Philadelphia PA School District Tax & Revenue Anticipation Notes Series A (Tax Revenue)	2.50%	06/30/2011	5,000,000	5,022,450

				56,515,772

Puerto Rico: 1.13%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) §±	0.72%	07/01/2029	4,000,000	2,718,760
Puerto Rico Electric Power Authority Series ZZ (Utilities Revenue)	5.25%	07/01/2019	3,000,000	3,147,090
Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50%	12/01/2017	2,000,000	2,181,980
Puerto Rico Highway & Transportation Authority Series AA-1 (Tax Revenue, AGM Insured)	4.95%	07/01/2026	5,000,000	4,772,800

				12,820,630

Rhode Island: 0.60%
Providence RI Series A (Tax Revenue, AGM Insured)	4.00%	01/15/2018	2,115,000	2,109,057
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00%	05/15/2015	2,060,000	2,255,824
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Project Series A (Miscellaneous Revenue, AGM Insured)	5.00%	05/15/2022	2,425,000	2,492,003

				6,856,884

South Carolina: 1.95%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88%	10/01/2014	1,000,000	1,057,490
Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue) ^^ ^	10.15%	01/01/2032	1,130,000	81,970
Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue) ^^ ^	11.56%	01/01/2038	2,000,000	102,660
Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue) ^^ ^	11.79%	01/01/2037	1,750,000	95,148
Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue) ^^ ^	12.03%	01/01/2036	500,000	28,800
Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue) ^^ ^	12.30%	01/01/2035	2,000,000	122,040
Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue) ^^ ^	12.91%	01/01/2033	100,000	6,848
Kershaw County SC Public Schools Foundation Installment Power Revenue (Lease Revenue, CIFC Insured)	5.00%	12/01/2020	1,000,000	1,019,740
Lee County SC School Facilities Incorporated Series 2006 (Lease Revenue, Radian Insured)	6.00%	12/01/2016	740,000	810,011
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
South Carolina (continued)
McCormick County SC Health Care Center Project Prerefunded (Health Revenue)	8.00%	03/01/2019	$1,255,000	$1,482,833
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25%	01/01/2019	3,500,000	3,762,780
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00%	10/01/2024	3,225,000	3,193,814
South Carolina Jobs EDA Palmetto Health (Health Revenue) §±	1.00%	08/01/2039	1,990,000	1,932,171
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, XLCA Insured)	5.00%	10/01/2022	6,450,000	6,606,219
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, AMBAC Insured)	5.25%	10/01/2022	1,000,000	1,031,380
Tobacco Settlement Revenue Management Authority SC (Tobacco Revenue)	5.00%	06/01/2018	745,000	745,924

				22,079,828

South Dakota: 0.12%
Lower Brule Sioux Tribe SD Series B (Tax Revenue)	5.25%	05/01/2015	500,000	440,845
Rapid City SD Airport Project (Port, Airport, & Marina Authority Revenue)	6.25%	12/01/2026	920,000	937,452

				1,378,297

Tennessee: 2.10%
Lewisburg TN Industrial Development Board Waste Management Incorporated Project (Resource Recovery Revenue) §±	2.50%	07/01/2012	1,250,000	1,255,038
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, NATL-RE Insured)	5.50%	08/15/2019	725,000	834,294
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	09/01/2012	1,875,000	1,956,919
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	09/01/2013	735,000	773,852
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	09/01/2015	4,250,000	4,376,990
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	09/01/2016	2,000,000	2,018,420
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25%	09/01/2017	1,640,000	1,643,460
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00%	02/01/2015	1,115,000	1,162,421
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00%	02/01/2016	1,820,000	1,872,234
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00%	02/01/2019	8,030,000	7,870,042

				23,763,670

Texas: 8.64%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00%	08/15/2034	3,565,000	3,565,856
Austin TX Airport System Prior Lien (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.25%	11/15/2017	1,520,000	1,585,056
Austin TX Electric Utilities Systems (Utilities Revenue)	5.00%	11/15/2024	1,370,000	1,423,499
Central TX Regional Mobility Authority (Transportation Revenue)	5.75%	01/01/2019	1,310,000	1,379,247
Eagle Pass TX International Bridges (Miscellaneous Revenue, AMBAC Insured)	5.25%	02/15/2014	1,640,000	1,699,844
Garza County TX Public Facilities Corporation (Lease Revenue)	5.25%	10/01/2014	1,000,000	1,063,280
Garza County TX Public Facilities Corporation (Lease Revenue)	5.50%	10/01/2016	1,000,000	1,073,400
Harris County TX Toll Road Project Series C (Tax Revenue, AGM Insured)	5.25%	08/15/2027	4,000,000	4,463,160
Houston TX Airport Senior Lien Series A (Port, Airport, & Marina Authority Revenue)	5.00%	07/01/2025	1,000,000	1,019,410
Houston TX Airport Systems Series A (Port, Airport, & Marina Authority Revenue)	5.00%	07/01/2020	2,125,000	2,267,800
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25%	11/15/2031	3,000,000	3,088,890
Midtown TX Redevelopment Authority (Tax Revenue, AMBAC Insured)	5.00%	01/01/2020	1,495,000	1,548,073
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00%	09/01/2016	1,135,000	1,214,268
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) §±	1.20%	07/01/2030	10,395,000	10,007,578
Round Rock TX Transportation Systems Development Corporation (Tax Revenue, NATL-RE Insured)	4.50%	08/15/2020	1,000,000	1,014,580
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)
SA Energy Acquisition Public Facility Corporation TX (Energy Revenue)	5.25%	08/01/2015	$1,115,000	$1,172,110
Sabine River TX TXU Electric Company Project Series A (Utilities Revenue) §±	5.50%	05/01/2022	2,560,000	2,409,600
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Energy Revenue)	5.63%	12/15/2017	14,425,000	15,210,009
Texas Municipal Gas Acquisition & Supply Corporation Series A (Energy Revenue) §±	0.91%	09/15/2017	7,035,000	6,729,118
Texas Municipal Gas Acquisition & Supply Corporation Series B (Energy Revenue) §±	0.72%	09/15/2017	10,930,000	10,489,740
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Energy Revenue) §±	1.66%	12/15/2026	735,000	524,158
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50%	06/30/2032	2,000,000	2,120,000
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50%	06/30/2033	2,000,000	2,112,920
Texas Private Activity Surface Transportation Corporation Senior Lien Note Mobility (Transportation Revenue)	7.50%	12/31/2031	3,500,000	3,725,470
Texas State PFA Charter School Kipp Incorporated Series A (Miscellaneous Revenue, ACA Insured)	4.50%	02/15/2016	855,000	851,999
Texas State PFA Cosmos Foundation Series A (Miscellaneous Revenue)	5.00%	02/15/2018	860,000	841,863
Texas State PFA Uplift Education Series A (Miscellaneous Revenue)	5.00%	12/01/2012	290,000	294,710
Titus Fresh Water Supply District TX Fresh Water Supply District # 1 Power Company (Utilities Revenue)	4.50%	07/01/2011	2,000,000	2,014,260
Tomball TX Independent School District Refunding School Building (Tax Revenue, PSF-GTD Insured) ^	1.99%	02/15/2015	825,000	763,373
University of Houston TX (Education Revenue)	5.00%	02/15/2024	2,600,000	2,710,812
University of Houston TX Series B (Education Revenue)	5.25%	07/01/2026	7,775,000	8,818,794
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, NATL-RE FHA Insured)	5.00%	08/01/2016	670,000	705,544

				97,908,421

Utah: 0.52%
Intermountain Power Agency Utah Series A (Utilities Revenue, AGM Insured)	5.00%	07/01/2018	3,700,000	3,941,721
Utah County UT Lakeview Academy Series A (Miscellaneous Revenue)	5.35%	07/15/2017	900,000	837,936
Utah County UT Lincoln Academy Series A (Miscellaneous Revenue) ††	5.45%	06/15/2017	400,000	374,716
West Valley City UT Charter School Monticello Academy (Miscellaneous Revenue) ††	6.38%	06/01/2037	985,000	782,307

				5,936,680

Virgin Islands: 1.37%
Virgin Islands PFA (Tax Revenue)	5.25%	10/01/2029	1,890,000	1,775,050
Virgin Islands PFA (Miscellaneous Revenue)	6.75%	10/01/2019	3,000,000	3,203,850
Virgin Islands PFA Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	6.00%	10/01/2014	500,000	530,215
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00%	10/01/2017	5,000,000	5,299,850
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00%	10/01/2025	5,000,000	4,783,700

				15,592,665

Virginia: 0.48%
Chesterfield County VA IDA PCR Series A (IDR) §±	5.88%	06/01/2017	2,000,000	2,044,120
Marquis CDA VA (Miscellaneous Revenue)	5.63%	09/01/2018	1,800,000	1,420,650
Reynolds Crossing CDA VA Reynolds Crossing Project (Miscellaneous Revenue)	5.10%	03/01/2021	744,000	675,991
Virginia College Building Authority VA Regent University Project (Education Revenue)	5.00%	06/01/2013	55,000	58,167
Virginia College Building Authority VA Regent University Project (Education Revenue)	5.00%	06/01/2015	210,000	226,412
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

15

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Virginia (continued)
Watkins Centre CDA VA (Miscellaneous Revenue)	5.40%	03/01/2020	$1,070,000	$1,002,922

				5,428,262

Washington: 1.31%
Goat Hill Properties WA Government Office Building Project (Lease Revenue, NATL-RE County Guaranty Insured)	5.00%	12/01/2021	1,410,000	1,464,736
Grant County WA Public Utility District # 2 Priest Rapids Series A (Utilities Revenue, NATL-RE FGIC Insured)	5.00%	01/01/2023	345,000	355,253
Quinault Indian Nation WA Quinault Beach Series A (Miscellaneous Revenue, ACA Insured)	5.80%	12/01/2015	2,225,000	1,878,412
TES Properties WA (Lease Revenue)	5.00%	12/01/2024	1,480,000	1,530,320
TES Properties WA (Lease Revenue)	5.50%	12/01/2029	1,400,000	1,445,416
Tobacco Settlement Authority WA (Tobacco Revenue)	5.50%	06/01/2012	250,000	256,285
Tobacco Settlement Authority WA (Tobacco Revenue)	6.50%	06/01/2026	4,850,000	4,881,186
Washington State HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00%	11/01/2013	800,000	832,992
Washington State HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00%	11/01/2014	1,105,000	1,152,382
Washington State HEFAR Whitworth University Project (Education Revenue)	5.00%	10/01/2015	1,010,000	1,076,468

				14,873,450

West Virginia: 0.29%
West Virginia Economic Development Authority PCR Appalachian Power Company Amos Series C (Utilities Revenue) §±	4.85%	05/01/2019	2,000,000	2,110,420
West Virginia School Building Authority (Miscellaneous Revenue)	5.25%	07/01/2020	1,100,000	1,202,740

				3,313,160

Wisconsin: 0.75%
Kenosha WI USD # 1 Series A (Tax Revenue)	4.50%	04/01/2015	1,620,000	1,745,356
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00%	06/01/2019	3,000,000	3,077,040
Wisconsin Housing & Economic Development Authority Series E (Housing Revenue, GO of Authority Insured)	4.00%	05/01/2013	20,000	20,880
Wisconsin Housing & Economic Development Authority Series E (Housing Revenue, GO of Authority Insured)	4.15%	05/01/2015	210,000	220,954
Wisconsin State HEFA Bell Tower Residence Project (Health Revenue, Allied Irish Bank plc LOC)	4.75%	07/01/2015	890,000	921,782
Wisconsin State HEFA Series M (Health Revenue, NATL-RE Insured) (n)(m)(a)§±	0.70%	06/01/2019	2,650,000	2,504,681

				8,490,693

Total Municipal Bonds and Notes (Cost $1,121,962,355)				1,118,409,103

Short-Term Investments: 0.08%

	Yield		Shares
Investment Companies: 0.05%
Wells Fargo Advantage National Tax-Free Money Market Fund (l)(u)	0.09%		608,309	608,309

	Interest Rate	Maturity Date	Principal
US Treasury Bills: 0.03%
US Treasury Bill	0.09%	06/23/2011	$300,000	299,940

Total Short-Term Investments (Cost $908,244)				908,249

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

16

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     INTERMEDIATE TAX/AMT-FREE FUND

Security Name		Value
Total Investments in Securities (Cost $1,122,870,599)*	98.72%	$1,119,317,352

Other Assets and Liabilities, Net	1.28	14,455,825

Total Net Assets	100.00%	$1,133,773,177

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

§	These securities are subject to a demand feature which reduces the effective maturity.

^^	This security is currently in default with regards to scheduled interest and/or principal payments.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $1,122,870,599 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,398,083
Gross unrealized depreciation	(21,951,330)

Net unrealized depreciation	$(3,553,247)
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

17

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     MINNESOTA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 99.89%
Guam: 0.32%
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00%	12/01/2013	$500,000	$526,095

Michigan: 0.78%
Flint MI International Academy (Miscellaneous Revenue)	5.50%	10/01/2027	1,550,000	1,279,727

Minnesota: 96.40%
Anoka County MN Capital Improvement Series A (Tax Revenue)	5.00%	02/01/2024	500,000	536,625
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00%	01/01/2031	1,500,000	1,503,705
Baytown Township MN St. Croix Preparatory Academy Series A (Miscellaneous Revenue)	7.00%	08/01/2038	2,150,000	1,932,012
Becker MN PCR Northern States Power Series B (IDR) ±§	8.50%	09/01/2019	1,000,000	1,103,550
Buffalo MN Housing & RDA Public Facility Buffalo Wild Marsh Golf Course (Lease Revenue)	4.38%	05/01/2024	185,000	180,279
Cuyuna Range MN Hospital District (Health Revenue)	4.50%	06/01/2011	515,000	514,676
Cuyuna Range MN Hospital District (Health Revenue)	4.75%	06/01/2013	470,000	466,395
Dakota County MN Community Development Agency (Housing Revenue, GNMA, FNMA, FHLMC Insured)	5.30%	12/01/2039	578,182	601,714
Duluth MN Duluth Entertainment Convention Center Improvements Series A (Tax Revenue)	5.00%	02/01/2034	1,000,000	989,190
Duluth MN Housing & RDA (Miscellaneous Revenue)	5.60%	11/01/2030	2,000,000	1,663,000
Elk River MN Independent School District # 728 Series A (Tax Revenue, AGM Insured)	5.00%	02/01/2021	3,400,000	3,629,806
Falcon Heights MN Kaleidoscope Charter School Series A (Miscellaneous Revenue)	5.50%	11/01/2017	100,000	96,205
Falcon Heights MN Kaleidoscope Charter School Series A (Miscellaneous Revenue)	6.00%	11/01/2027	800,000	679,736
Fergus Falls MN HCFR Pioneer Retirement Community (Health Revenue)	4.00%	11/15/2011	1,000,000	996,990
Fergus Falls MN Housing & RDA Lake Region Healthcare (Health Revenue)	5.10%	09/01/2014	580,000	585,493
Fergus Falls MN Housing & RDA Lake Region Healthcare (Health Revenue)	5.20%	09/01/2015	605,000	609,320
Fergus Falls MN Housing & RDA Lake Region Healthcare (Health Revenue)	5.30%	09/01/2016	560,000	561,865
Glencoe MN Glencoe Regional Health Services Project (Health Revenue)	7.40%	04/01/2021	600,000	606,000
Glencoe MN Glencoe Regional Health Services Project (Health Revenue)	7.50%	04/01/2031	585,000	590,850
Hibbing MN Duluth Clinic Limited Prerefunded (Health Revenue, AGM Insured)	5.50%	11/01/2016	1,075,000	1,157,248
Itasca County MN Independent School District # 318 (Tax Revenue, AGM Insured)	5.00%	02/01/2017	2,785,000	2,872,644
Lakeville MN (Tobacco Revenue)	5.00%	02/01/2013	160,000	162,680
Lakeville MN (Tobacco Revenue)	5.00%	02/01/2016	180,000	178,618
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25%	05/01/2024	1,735,000	1,701,168
Meeker County MN Memorial Hospital Project (Health Revenue)	5.63%	11/01/2022	800,000	781,024
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.25%	12/01/2016	500,000	515,160
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.63%	12/01/2022	500,000	504,965
Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Health Revenue)	5.88%	12/01/2029	600,000	598,260
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) ±§(m)(n)(a)	0.40%	11/15/2017	1,300,000	1,233,836
Minneapolis & St. Paul MN Metropolitan Airports Commission Senior Series A (Port, Airport, & Marina Authority Revenue, AMBAC Insured)	5.00%	01/01/2018	1,000,000	1,095,450
Minneapolis & St. Paul MN Metropolitan Airports Commission Series A (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.25%	01/01/2017	320,000	336,768
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     MINNESOTA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Minnesota (continued)
Minneapolis & St. Paul MN Metropolitan Airports Commission Series B (Port, Airport, & Marina Authority Revenue, AMBAC Insured)	5.00%	01/01/2020	$2,000,000	$2,004,580
Minneapolis & St. Paul MN Metropolitan Airports Commission Series C (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.00%	01/01/2022	2,000,000	2,047,880
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.00%	01/01/2018	1,000,000	1,064,590
Minneapolis & St. Paul MN RDA Healthcare System Childrens Series A (Health Revenue)	5.25%	08/15/2025	1,000,000	1,038,790
Minneapolis MN Development Revenue (Miscellaneous Revenue)	6.00%	12/01/2040	1,000,000	967,650
Minneapolis MN Fairview Health Services Series A (Health Revenue)	6.63%	11/15/2028	1,000,000	1,064,720
Minneapolis MN Fairview Health Services Series B (Health Revenue, Assured Guaranty Insured)	6.50%	11/15/2038	1,900,000	1,990,364
Minneapolis MN St. Anthony Falls Project (Tax Revenue)	5.65%	02/01/2027	500,000	426,585
Minneapolis MN St. Mary’s Hospital & Rehabilitation (Health Revenue)	10.00%	06/01/2013	5,000	5,508
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 1A (Miscellaneous Revenue)	4.80%	12/01/2016	555,000	584,942
Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 2A (Miscellaneous Revenue)	5.00%	06/01/2028	1,115,000	1,001,950
Minnesota Agricultural & Economic Development Board (Health Revenue)	4.75%	02/15/2015	2,000,000	2,030,460
Minnesota Agricultural & Economic Development Board Essentia Health Series E (Health Revenue, Assured Guaranty Insured)	5.00%	02/15/2037	4,030,000	3,790,417
Minnesota Agricultural & Economic Development Board Evangelical Lutheran Project (Health Revenue)	6.00%	02/01/2022	1,210,000	1,230,159
Minnesota Agricultural & Economic Development Board Health Care Essentia C1 RMKT 02 (Health Revenue, Assured Guaranty Insured)	4.00%	02/15/2020	50,000	49,512
Minnesota Agricultural & Economic Development Board Health Care Essentia C1 RMKT 02 (Health Revenue, Assured Guaranty Insured)	5.00%	02/15/2030	1,000,000	949,560
Minnesota Agricultural & Economic Development Board Health Care System Series A Unrefunded (Health Revenue, NATL-RE Insured)	5.50%	11/15/2017	1,095,000	1,098,416
Minnesota State (Tax Revenue)	5.00%	06/01/2020	1,115,000	1,220,680
Minnesota State HEFAR Bethel University Series 6R (Education Revenue)	5.50%	05/01/2025	1,535,000	1,432,216
Minnesota State HEFAR Carleton College Series D (Education Revenue)	5.00%	03/01/2030	2,000,000	2,052,500
Minnesota State HEFAR Hamline University Series 7-E (Education Revenue)	5.00%	10/01/2029	500,000	480,175
Minnesota State HEFAR Hamline University Series 7E (Education Revenue)	4.50%	10/01/2021	300,000	298,140
Minnesota State HEFAR Macalester College Series 3Z (Education Revenue, GO of Institution Insured)	3.00%	03/01/2024	500,000	500,000
Minnesota State HEFAR St. Benedict College Series V (Education Revenue)	5.00%	03/01/2018	635,000	677,640
Minnesota State HEFAR St. Olaf College Series 7F (Education Revenue)	4.50%	10/01/2030	500,000	469,680
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	5.00%	10/01/2018	1,100,000	1,190,772
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	6.00%	10/01/2025	1,030,000	1,083,035
Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	6.00%	10/01/2030	1,000,000	1,036,880
Minnesota State HEFAR St. Thomas University Series 6X (Education Revenue)	5.00%	04/01/2029	1,000,000	996,470
Minnesota State HEFAR St. Thomas University Series 6X (Education Revenue)	5.25%	04/01/2039	1,000,000	970,050
Minnesota State HFA Residential Housing Finance Agency Series B (Housing Revenue, GO of Agency Insured)	5.00%	07/01/2034	705,000	711,211
Minnesota State Highway and Various Purposes (Tax Revenue)	5.00%	08/01/2022	4,500,000	4,909,905
Minnesota State Housing Finance Agency (Housing Revenue)	4.20%	07/01/2021	1,660,000	1,669,113
Minnesota State Housing Finance Agency Residential Housing Finance Series B (Housing Revenue, GO of Agency Insured)	4.75%	07/01/2026	905,000	859,216
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     MINNESOTA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Minnesota (continued)
Minnesota State Housing Finance Agency Residential Housing Finance Series Q (Housing Revenue, GO of Agency Insured)	5.25%	07/01/2033	$1,870,000	$1,782,578
Minnesota State Housing Finance Agency Series A (Housing Revenue, NATL-RE Insured)	5.35%	07/01/2017	485,000	502,998
Minnesota State Housing Finance Agency Series B (Housing Revenue)	5.90%	07/01/2028	835,000	850,172
Minnesota State Housing Finance Agency Series D (Housing Revenue, AMBAC GO of Agency Insured)	5.80%	07/01/2021	425,000	436,887
Minnesota State Housing Finance Agency Series E (Housing Revenue, GO of Agency Insured)	5.90%	07/01/2025	5,000	5,003
Minnesota State Municipal Power Agency (Utilities Revenue)	5.00%	10/01/2037	1,100,000	1,023,748
Minnesota State Public Facilities Authority Series B (Water & Sewer Revenue)	5.00%	03/01/2020	1,500,000	1,721,385
Minnesota State Public Safety Commission (Miscellaneous Revenue, Assured Guaranty Insured)	5.00%	06/01/2019	2,325,000	2,666,938
Minnesota State Series H (Tax Revenue)	5.00%	11/01/2027	1,000,000	1,072,760
Minnesota State Trunk Highway Series E (Tax Revenue)	5.00%	08/01/2016	1,890,000	2,186,106
Montgomery MN Independent School District School Building #394 Series B (Tax Revenue, AGM Insured)	5.00%	02/01/2025	500,000	520,145
Moorhead MN (Housing Revenue, FHA VA Mortgages Insured)	7.10%	08/01/2011	405,000	412,691
Mounds View MN Independent School District # 621 Series A (Tax Revenue, South Dakota Credit Program Insured)	4.00%	02/01/2022	530,000	553,802
Mower County MN Housing & RDA Facilities Project Series A (Lease Revenue)	5.75%	02/01/2027	695,000	750,148
Mower County MN Housing & RDA Facilities Project Series A (Lease Revenue)	5.90%	02/01/2029	375,000	404,846
Northern MN Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00%	01/01/2016	1,500,000	1,647,855
Northern MN Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00%	01/01/2018	820,000	894,882
Northern MN Municipal Power Agency Series A (Utilities Revenue, Assured Guaranty Insured)	5.00%	01/01/2021	615,000	643,253
Osseo MN Economic Development Authority Series B (Lease Revenue)	5.90%	02/01/2018	360,000	361,332
Osseo MN Economic Development Authority Series B (Lease Revenue)	6.00%	02/01/2022	455,000	455,523
Pine City MN Lakes International Language Academy Series A (Miscellaneous Revenue)	6.00%	05/01/2026	1,000,000	865,800
Pine City MN Lakes International Language Academy Series A (Miscellaneous Revenue)	6.25%	05/01/2035	900,000	743,535
Pine County MN Housing & RDA Public Project Series A (Lease Revenue)	5.00%	02/01/2028	1,475,000	1,396,147
Plymouth MN COP Intermediate School District # 287 Series A (Lease Revenue)	5.00%	02/01/2024	250,000	265,603
Robbinsdale MN Independent School District #281 Series A (Tax Revenue, South Dakota Credit Program Insured)	5.00%	02/01/2018	1,520,000	1,762,258
Robbinsdale MN Independent School District #281 Series A (Tax Revenue, South Dakota Credit Program Insured)	5.00%	02/01/2019	1,715,000	1,974,634
Rochester MN Series C (Utilities Revenue)	5.00%	12/01/2030	1,000,000	1,018,190
Rosemount MN Independent School District # 196 Series A (Tax Revenue, South Dakota Credit Program Insured) ^	0.00%	04/01/2011	2,000,000	2,000,000
Roseville MN Private School Facilities Revenue Northwestern College Project (Education Revenue, Marshall & Ilsley Bank LOC) ±§	1.85%	11/01/2022	1,000,000	1,000,000
Seaway Port Authority of Duluth MN Industrial Development Dock & Wharf Revenue Cargill Incorporated Project (IDR)	4.20%	05/01/2013	3,900,000	4,011,267
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.00%	09/01/2017	1,500,000	1,548,045
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.25%	09/01/2034	950,000	848,901
South St. Paul MN Housing & RDA Airport Project (IDR, Assured Guaranty Insured)	4.70%	09/01/2019	605,000	603,022
South St. Paul MN Housing & RDA Airport Project (IDR, Assured Guaranty Insured)	5.13%	09/01/2029	500,000	456,280
Southern Minnesota Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, NATL-RE Insured) ±§	1.79%	01/01/2015	1,030,000	986,421
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     MINNESOTA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Minnesota (continued)
Southern Minnesota Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, NATL-RE Insured) ^	4.05%	01/01/2020	$5,000,000	$3,514,450
Southern Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.25%	01/01/2030	2,000,000	2,045,820
St Paul MN Housing & RDA (Health Revenue)	5.00%	02/01/2021	500,000	502,785
St Paul MN Housing & RDA (Transportation Revenue)	5.00%	08/01/2035	875,000	798,061
St. Cloud MN Centracare Health System Series A (Health Revenue)	5.13%	05/01/2030	1,000,000	961,690
St. Louis Park MN Nicollett Health Services (Health Revenue)	5.50%	07/01/2029	1,000,000	949,140
St. Michael MN Independent School District # 885 (Tax Revenue, AGM Insured)	5.00%	02/01/2018	1,050,000	1,083,915
St. Michael MN Independent School District # 885 (Tax Revenue, AGM Insured)	5.00%	02/01/2019	2,000,000	2,064,600
St. Paul MN Housing & RDA Allina Health Systems Series A 1 (Health Revenue)	5.00%	11/15/2024	2,000,000	2,011,020
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Miscellaneous Revenue)	5.00%	12/01/2036	1,500,000	1,080,690
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00%	02/01/2012	225,000	227,871
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00%	02/01/2013	200,000	204,432
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00%	02/01/2014	225,000	230,812
St. Paul MN Housing & RDA Gillette Childrens Specialty (Health Revenue)	5.00%	02/01/2015	200,000	204,540
St. Paul MN Housing & RDA Hmong Academy Project Series A (Miscellaneous Revenue)	5.75%	09/01/2026	650,000	547,027
St. Paul MN Housing & RDA Hmong Academy Project Series A (Miscellaneous Revenue)	6.00%	09/01/2036	500,000	400,155
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.25%	05/15/2018	1,700,000	1,701,037
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.30%	05/15/2028	3,000,000	2,816,640
St. Paul MN Housing & RDA St. Paul Academy & Summit (Education Revenue)	5.00%	10/01/2024	2,000,000	2,050,160
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood (Tax Revenue)	5.13%	12/01/2024	1,000,000	1,024,240
University of Minnesota Series A (Education Revenue, GO of University Insured)	5.00%	04/01/2021	1,180,000	1,310,225
University of Minnesota Series A (Education Revenue, GO of University Insured)	5.13%	04/01/2034	1,000,000	1,030,830
University of Minnesota Series A (Education Revenue, GO of University Insured)	5.50%	07/01/2021	7,310,000	8,323,093
University of Minnesota Series A (Education Revenue, GO of University Insured)	5.75%	07/01/2017	1,490,000	1,746,042
University of Minnesota Series C (Education Revenue)	5.00%	12/01/2020	1,275,000	1,428,230
University of Minnesota State Supported Stadium Debt (Education Revenue)	5.00%	08/01/2025	5,000,000	5,229,350
Virginia MN Housing & RDA Healthcare Facility (Lease Revenue)	5.25%	10/01/2025	2,085,000	1,984,378
Washington County MN Capital Improvement Plan Series A (Tax Revenue)	5.00%	02/01/2021	2,495,000	2,725,388
Western Minnesota Municipal Power Agency (Utilities Revenue, NATL-RE Insured)	9.75%	01/01/2016	280,000	365,898
Western Minnesota Municipal Power Agency Series B (Utilities Revenue, NATL-RE Insured)	5.00%	01/01/2015	500,000	548,407

				158,373,079

Puerto Rico: 0.33%
Puerto Rico Electric Power Authority Series II Prerefunded (Utilities Revenue, XLCA Insured)	5.25%	07/01/2022	25,000	26,762
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     MINNESOTA TAX-FREE FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Puerto Rico (continued)
University of Puerto Rico Series Q (Education Revenue)		5.00%	06/01/2016	500,000	$509,650

					536,412

Virgin Islands: 2.06%
Virgin Islands PFA Senior Lien Matching Fund Loan Notes Series A (Water & Sewer Revenue)		5.00%	10/01/2014	$750,000	$806,850
Virgin Islands PFA Series A (Miscellaneous Revenue)		6.75%	10/01/2037	650,000	668,551
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)		5.00%	10/01/2025	1,000,000	956,740
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Miscellaneous Revenue)		6.00%	10/01/2039	1,000,000	952,900

					3,385,041

Total Municipal Bonds and Notes (Cost $162,289,627)					164,100,354

Short-Term Investments: 0.05%

		Yield		Shares
Investment Companies: 0.05%
Wells Fargo Advantage Minnesota Money Market Fund (u)(l)		0.01%		87,399	87,399

Total Short-Term Investments (Cost $87,399)					87,399

Total Investments in Securities (Cost $162,377,026)*	99.94%				164,187,753

Other Assets and Liabilities, Net	0.06				94,379

Total Net Assets	100.00%				$164,282,132

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

^	Zero coupon security. Rate represents yield to maturity.

(l))	Investment in affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $162,241,737 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,810,087
Gross unrealized depreciation	(2,864,071)

Net unrealized appreciation	$1,946,016
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 1.77%
FHLMC Multifamily Variable Rate Demand Certificates Series M012 Class A1A±	5.50%	08/15/2051	$40,000,000	$43,219,600

Total Agency Securities (Cost $43,635,267)				43,219,600

Municipal Bonds and Notes: 98.16%

Alabama: 0.51%
Alabama Drinking Water Finance Authority Series A (Water & Sewer Revenue, AMBAC Insured)	5.13	08/15/2016	1,075,000	1,094,898
Alabama Drinking Water Finance Revolving Federal Loan Series A (Water & Sewer Revenue, AMBAC Insured)	4.85	08/15/2022	800,000	800,192
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25	01/01/2020	3,000,000	2,642,490
Jefferson County AL Limited Obligation Series A (Tax Revenue, AGM-CR Insured)	5.25	01/01/2018	775,000	745,124
Jefferson County AL Limited Obligation Subseries A-1 (Tax Revenue, AMBAC Insured) (a)§±(m)(n)	0.70	01/01/2027	1,675,000	1,088,750
Jefferson County AL Limited Obligation Subseries A-2 (Tax Revenue, AMBAC Insured) (a)§±(m)(n)	0.69	01/01/2027	2,350,000	1,527,500
Jefferson County AL Limited Obligation Subseries A-3 (Tax Revenue, AMBAC Insured) (a)§±(m)(n)	0.67	01/01/2027	2,175,000	1,413,750
Jefferson County AL Limited Obligation Subseries A-4 (Tax Revenue, AMBAC Insured) (a)§±(m)(n)	0.72	01/01/2027	150,000	97,500
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25	02/01/2014	2,860,000	2,720,775
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25	02/01/2015	460,000	437,239

				12,568,218

Alaska: 0.11%
Alaska Industrial Development & Export Authority Lake Dorothy Hydro-Electric Project (Utilities Revenue, AMBAC Insured)	5.25	12/01/2021	3,000,000	2,804,160

Arizona: 3.08%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue) §±	1.01	01/01/2037	66,495,000	42,578,743
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) §±	1.25	02/01/2042	5,000,000	4,381,600
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) §±	1.10	02/01/2042	4,045,000	3,565,465
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.00	07/01/2015	1,100,000	1,148,235
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2016	3,400,000	3,675,502
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2017	1,500,000	1,614,000
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2018	1,690,000	1,800,273
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project A (Tax Revenue, NATL-RE Insured)	5.00	07/01/2019	3,275,000	3,377,540
Pima County AZ IDA Acclaim Charter School Project (Miscellaneous Revenue)	5.60	12/01/2016	700,000	674,240
Pima County AZ IDA Constellation School Project (Lease Revenue)	7.00	01/01/2038	2,000,000	1,758,560
Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue)	5.45	12/01/2017	100,000	92,345
Pima County AZ IDA Legacy Traditional School Project (Miscellaneous Revenue)	8.50	07/01/2039	4,750,000	4,873,215
Tucson AZ Airport Authority Incorporated (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.00	12/01/2017	1,375,000	1,421,200
University Medical Center Corporation Arizona Hospital (Health Revenue)	6.50	07/01/2039	2,000,000	2,030,320
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Arizona (continued)
Verrado AZ Community Facilities District # 1 (Tax Revenue)	6.00%	07/15/2013	$2,195,000	$2,246,956

				75,238,194

California: 13.23%
Access to Loans for Learning Student Loan Corporation CA Student Loan Program Series D2 (Education Revenue, Guaranteed Student Loans Insured)	7.85	07/01/2025	2,500,000	2,186,175
Alameda CA Corridor Transportation Authority Capital Appreciation Sub Lien Series A (Transportation Revenue, AMBAC Insured) ^	6.31	10/01/2018	8,955,000	5,619,710
Alameda CA Corridor Transportation Authority Capital Appreciation Sub Lien Series A (Transportation Revenue, AMBAC Insured) ^	6.72	10/01/2019	12,000,000	6,847,680
Alameda CA Corridor Transportation Authority Capital Appreciation Sub Lien Series A (Transportation Revenue, AMBAC Insured) ^	6.94	10/01/2020	7,075,000	3,702,772
Alameda CA USD Capital Appreciation Series A (Tax Revenue, AGM Insured) ^	4.94	08/01/2018	3,000,000	2,095,110
Alameda County CA COP (Lease Revenue, NATL-RE Insured) ^	6.85	06/15/2019	1,400,000	806,148
Alhambra CA USD Capital Appreciation Election 2008 Series B (Tax Revenue, AGM Insured) ^	7.24	08/01/2031	2,175,000	514,192
Alhambra CA USD Capital Appreciation Election 2008 Series B (Tax Revenue, AGM Insured) ^	7.33	08/01/2032	3,795,000	820,403
Alhambra CA USD Capital Appreciation Election 2008 Series B (Tax Revenue, AGM Insured) ^	7.34	08/01/2034	5,000,000	934,200
Alhambra CA USD Capital Appreciation Election 2008 Series B (Tax Revenue, AGM Insured) ^	7.36	08/01/2035	6,700,000	1,159,569
Alhambra CA USD Capital Appreciation Series B (Tax Revenue, Assured Guaranty Insured) ^	7.02	08/01/2031	7,500,000	1,851,375
Alisal CA USD Capital Appreciation Series B (Tax Revenue, Assured Guaranty Insured) ^	6.82	08/01/2030	1,175,000	321,938
Bass Lake CA Unified Elementary School District Capital Appreciation (Tax Revenue, AGM Insured) ^	6.94	08/01/2037	1,305,000	217,008
Bass Lake CA Unified Elementary School District Capital Appreciation (Tax Revenue, AGM Insured) ^	7.13	08/01/2038	1,900,000	281,447
Bass Lake CA Unified Elementary School District Capital Appreciation (Tax Revenue, AGM Insured) ^	7.13	08/01/2039	2,005,000	277,111
California CDA Kaiser Permanente Series B (Health Revenue, BHAC-CR Insured) §±	0.98	04/01/2036	10,000,000	6,053,500
California HFA MFHR Series B (Housing Revenue, AMBAC FHA Insured)	6.05	08/01/2016	660,000	660,937
California HFFA Persons Development (Miscellaneous Revenue, California Mortgages Insured)	6.25	02/01/2026	2,400,000	2,456,184
California HFFA Providence Health Services Series C (Health Revenue) (h)††±	10.33	10/01/2016	10,050,000	10,852,895
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.75	02/01/2039	4,325,000	4,312,674
California State Various Purposes (Miscellaneous Revenue)	5.00	06/01/2032	1,500,000	1,403,205
California State Various Purposes (Tax Revenue)	5.25	03/01/2030	2,500,000	2,473,300
California State Various Purposes (Tax Revenue)	5.30	03/01/2029	1,230,000	1,236,015
California State Various Purposes (Tax Revenue)	5.60	03/01/2036	3,850,000	3,763,837
California State Various Purposes (Miscellaneous Revenue)	5.75	04/01/2031	7,755,000	7,954,769
California State Various Purposes (Tax Revenue)	6.00	03/01/2033	5,000,000	5,195,500
California State Various Purposes (Tax Revenue)	6.00	11/01/2039	3,900,000	3,988,959
California Statewide CDA Aspire Public Schools (Miscellaneous Revenue)	5.00	07/01/2020	1,000,000	935,770
California Statewide CDA Catholic Health Care West Series D (Health Revenue)	5.50	07/01/2031	2,000,000	1,915,080
California Statewide CDA COP SAVRS Tax Exempt (Continuing Care Retirement Community, ACA Radian Insured) (a)§±(m)(n)	0.73	05/15/2029	1,950,000	1,860,092
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	08/15/2042	9,900,000	9,802,485
Castaic Lake Water Agency CA Water System Improvement Project (Water & Sewer Revenue, AMBAC Insured) ^	5.82	08/01/2021	10,445,000	5,768,982
Colton CA USD Capital Appreciation Series B (Tax Revenue, AGM Insured) ^	7.02	08/01/2031	1,000,000	246,850
Colton CA USD Capital Appreciation Series B (Tax Revenue, AGM Insured) ^	7.04	08/01/2032	1,000,000	229,490
Colton CA USD Capital Appreciation Series B (Tax Revenue, AGM Insured) ^	7.04	08/01/2033	1,000,000	214,190
Colton CA USD Capital Appreciation Series B (Tax Revenue, AGM Insured) ^	7.12	08/01/2037	15,000,000	2,388,900
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Colton CA USD Capital Appreciation Series B (Tax Revenue, AGM Insured) ^	7.36%	08/01/2042	$35,000,000	$3,657,150
Corona-Norca USD Capital Appreciation Election 2006 Series C (Tax Revenue, AGM Insured) §^	1.47	08/01/2039	2,920,000	1,918,557
Dinuba CA Redevelopment Agency Merged City Redevelopment Project # 2 (Tax Revenue)	4.45	10/01/2011	1,225,000	1,226,348
Elk Grove CA USD Special Tax Refunding Community Facilities District Project (Tax Revenue, AMBAC Insured)	6.50	12/01/2024	500,000	497,705
Escondido CA USD Capital Appreciation Series A (Tax Revenue, Assured Guaranty Insured) ^	6.91	08/01/2029	5,340,000	1,539,629
Evergreen CA Unified Elementary School District Capital Appreciation (Tax Revenue, Assured Guaranty Insured) ^	6.33	08/01/2025	2,570,000	1,051,670
Evergreen CA Unified Elementary School District Capital Appreciation (Tax Revenue, Assured Guaranty Insured) ^	6.54	08/01/2026	6,635,000	2,477,111
Evergreen CA Unified Elementary School District Capital Appreciation (Tax Revenue, Assured Guaranty Insured) ^	6.63	08/01/2027	6,130,000	2,115,831
Gilroy CA USD Capital Appreciation Series A (Tax Revenue, Assured Guaranty Insured) ^	7.02	08/01/2032	9,800,000	2,253,608
Golden West School Financing Authority Capital Appreciation Series A (Miscellaneous Revenue, NATL-RE Insured) ^	6.54	08/01/2019	2,650,000	1,550,992
Golden West School Financing Authority Capital Appreciation Series A (Miscellaneous Revenue, NATL-RE Insured) ^	6.72	08/01/2020	2,755,000	1,488,168
Hawthorne CA School District Capital Appreciation Series C (Tax Revenue, NATL-RE Insured) ^	7.18	11/01/2025	1,265,000	453,465
Little Lake CA City School District Capital Appreciation Series D (Tax Revenue) ^	6.49	07/01/2027	1,265,000	448,771
Little Lake CA City School District Capital Appreciation Series D (Tax Revenue) ^	6.65	07/01/2029	1,470,000	446,263
M-S-R Energy Authority CA Series B (Energy Revenue)	6.50	11/01/2039	7,000,000	7,090,790
Madera County CA COP Valley Children’s Hospital (Health Revenue, NATL-RE Insured)	6.50	03/15/2015	450,000	480,749
Merced CA City School District Capital Appreciation (Tax Revenue, NATL-RE FGIC Insured) ^	7.17	08/01/2024	1,375,000	538,340
Merced CA Union High School District Capital Appreciation Series A (Tax Revenue, NATL-RE FGIC Insured) ^	5.91	08/01/2020	1,695,000	983,490
Modesto CA High School District Capital Appreciation Series A (Tax Revenue, NATL-RE FGIC Insured) ^	6.56	08/01/2024	2,215,000	936,967
Modesto CA Irrigation District Financing Water Project (Water & Sewer Revenue, NATL-RE Insured) §±	0.79	09/01/2027	11,685,000	7,635,213
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) ††	6.50	03/01/2028	2,000,000	1,850,380
Northern California Gas Authority # 1 LIBOR (Energy Revenue) §±	0.80	07/01/2017	13,560,000	11,630,141
Northern California Gas Authority # 1 LIBOR (Energy Revenue) §±	0.83	07/01/2019	13,265,000	10,348,424
Northern California Gas Authority # 1 LIBOR (Energy Revenue) §±	0.92	07/01/2027	41,660,000	29,361,551
Norwalk-La Mirada CA USD Capital Appreciation Election 2002 Series E (Tax Revenue, Assured Guaranty Insured) ^	7.26	08/01/2038	30,000,000	4,294,200
Oak Grove CA School District Capital Appreciation Series A (Tax Revenue) ^	6.78	08/01/2027	6,250,000	2,106,688
Oak Grove CA School District Capital Appreciation Series A (Tax Revenue) ^	6.91	08/01/2029	6,650,000	1,917,328
Oakland CA University School District Alameda County Election of 2006 Series A (Tax Revenue)	6.13	08/01/2029	5,000,000	5,079,300
Oakland CA USD Alameda County Election 2006 Series A (Tax Revenue)	6.50	08/01/2024	1,000,000	1,066,860
Ontario Montclair CA School District (Tax Revenue, Assured Guaranty Insured) ^	6.44	08/01/2030	2,000,000	588,360
Ontario Montclair CA School District Capital Appreciation (Tax Revenue, Assured Guaranty Insured) ^	6.33	08/01/2028	1,500,000	509,295
Palo Alto CA USD Capital Appreciation Election 2008 (Tax Revenue) ^	6.34	08/01/2031	9,325,000	2,621,071
Palomar CA College District Capital Appreciation Election 2006 Series B (Tax Revenue) ^	6.44	08/01/2024	5,125,000	2,201,751
Palomar CA College District Capital Appreciation Election 2006 Series B (Tax Revenue) ^	6.56	08/01/2025	2,000,000	793,800
Palomar CA College District Capital Appreciation Election 2006 Series B (Tax Revenue) ^	6.78	08/01/2027	1,720,000	579,760
Palomar CA College District Capital Appreciation Election 2006 Series B (Tax Revenue) ^	6.87	08/01/2028	2,420,000	751,749
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Palomar CA College District Capital Appreciation Election 2006 Series B (Tax Revenue) ^	6.91%	08/01/2029	$3,345,000	$964,430
Palomar CA College District Capital Appreciation Election 2006 Series B (Tax Revenue) ^	7.14	08/01/2032	1,740,000	391,169
Palomar CA Pomerado Health Capital Appreciation Election 2004 (Tax Revenue) ^	7.67	08/01/2039	18,915,000	2,258,640
Palomar CA Pomerado Health Capital Appreciation Election 2004 Series A (Tax Revenue, NATL-RE Insured) ^	5.78	08/01/2019	4,340,000	2,698,091
Palomar CA Pomerado Health Capital Appreciation Election 2004 Series A (Tax Revenue) ^	7.68	08/01/2038	10,000,000	1,283,100
Palomar CA Pomerado Health Capital Appreciation Election 2004 Series B (Tax Revenue) ^	7.59	08/01/2034	12,575,000	2,226,027
Palomar CA Pomerado Health Capital Appreciation Election 2004 Series B (Tax Revenue) ^	7.61	08/01/2035	13,880,000	2,270,629
Palomar CA Pomerado Health Capital Appreciation Election 2004 Series B (Tax Revenue) ^	7.65	08/01/2036	6,615,000	993,110
Palomar CA Pomerado Health Capital Appreciation Election 2004 Series B (Tax Revenue) ^	7.66	08/01/2037	5,000,000	694,950
Pasadena CA PFA Capital Appreciation Rose Bowl Series A (Lease Revenue) ^	6.98	03/01/2027	2,095,000	705,114
Pasadena CA PFA Capital Appreciation Rose Bowl Series A (Lease Revenue) ^	7.07	03/01/2028	4,450,000	1,378,254
Pasadena CA PFA Capital Appreciation Rose Bowl Series A (Lease Revenue) ^	7.14	03/01/2029	4,520,000	1,290,505
Pasadena CA PFA Capital Appreciation Rose Bowl Series A (Lease Revenue) ^	7.20	03/01/2030	6,725,000	1,770,760
Pasadena CA PFA Capital Appreciation Rose Bowl Series A (Lease Revenue) ^	7.34	03/01/2031	2,185,000	521,931
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	5.75	12/01/2012	245,000	253,492
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, AMBAC Insured)	5.50	05/01/2014	1,190,000	1,198,401
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Lease Revenue)	5.88	08/01/2037	3,845,000	3,848,384
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Lease Revenue)	6.25	07/01/2024	5,420,000	5,692,734
Rowland CA USD Capital Appreciation Series B (Tax Revenue) ^	7.34	08/01/2039	20,600,000	2,686,858
Sacramento County CA Sanitation District Financing Authority Regulation B (Water & Sewer Revenue, NATL-RE FGIC Insured) ±	0.74	12/01/2035	24,000,000	15,846,000
San Bernardino CA USD Capital Appreciation Series D (Tax Revenue, AGM Insured) ^	7.36	08/01/2035	5,900,000	1,021,113
San Bernardino CA USD Capital Appreciation Series D (Tax Revenue, AGM Insured) ^	7.41	08/01/2036	5,000,000	795,400
San Diego CA USD Capital Appreciation Series A (Tax Revenue) ^	6.43	07/01/2027	2,350,000	841,606
San Diego CA USD Capital Appreciation Series A (Tax Revenue) ^	6.53	07/01/2028	2,800,000	925,764
San Diego CA USD Capital Appreciation Series A (Tax Revenue) ^	6.56	07/01/2029	1,830,000	564,445
San Diego CA USD Capital Appreciation Series A (Tax Revenue) ^	6.63	07/01/2030	3,085,000	880,582
San Diego CA USD Capital Appreciation Series C (Tax Revenue) ^	6.63	07/01/2030	2,750,000	784,960
San Diego CA USD Capital Appreciation Series C (Tax Revenue) ^	6.66	07/01/2032	1,500,000	373,560
San Diego CA USD Capital Appreciation Series C (Tax Revenue) ^	6.67	07/01/2031	2,000,000	530,720
San Diego CA USD Capital Appreciation Series C (Tax Revenue) ^	6.68	07/01/2033	1,000,000	232,270
San Diego CA USD Capital Appreciation Series C (Tax Revenue) ^	6.73	07/01/2034	2,000,000	430,160
San Diego CA USD Capital Appreciation Series C (Tax Revenue) ^	6.78	07/01/2035	1,500,000	298,470
San Diego CA USD Capital Appreciation Series C (Tax Revenue) ^	6.82	07/01/2036	14,395,000	2,653,718
San Francisco CA City & County International Airport Series 34E (Port, Airport, & Marina Authority Revenue, AGM Insured)	5.75	05/01/2024	4,440,000	4,606,100
San Francisco CA City & County International Airport Series A (Port, Airport, & Marina Authority Revenue)	4.90	05/01/2029	4,500,000	4,363,290
San Jose CA MFHR Lenzen Housing Series B (Housing Revenue, GNMA Insured)	5.45	02/20/2043	1,000,000	952,120
San Rafael CA City High School District Capital Appreciation Series B (Tax Revenue, NATL-RE FGIC Insured) ^	6.33	08/01/2025	2,905,000	1,188,755
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Santa Ana CA Finance Authority Lease Police Admininistrative & Holding Facilities Project Series A (Lease Revenue, NATL-RE Insured)	6.25%	07/01/2015	$300,000	$329,091
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue) ^	5.79	08/01/2023	2,285,000	1,129,544
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue) ^	5.89	08/01/2024	2,265,000	1,043,463
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue) ^	6.03	08/01/2025	2,165,000	923,676
Santa Monica CA Community College District 2002 Election Series E (Tax Revenue) ^	6.13	08/01/2026	1,525,000	604,220
South Pasadena CA USD Capital Appreciation (Tax Revenue) ^	6.24	08/01/2029	425,000	137,768
Student Education Loan Marketing Corporation CA Series IV D1 (Education Revenue, Guaranteed Student Loans Insured)	5.88	01/01/2018	4,975,000	4,283,923
Sylvan CA USD Capital Appreciation (Tax Revenue, AGM Insured) ^	6.94	08/01/2037	1,085,000	180,425
Tahoe Truckee CA USD Capital Appreciation #2-A (Tax Revenue, NATL-RE FGIC Insured) ^	6.44	08/01/2024	2,965,000	1,273,794
Union Elementary School District CA Capital Appreciation Series A (Tax Revenue, NATL-RE FGIC Insured) ^	5.01	09/01/2019	1,750,000	1,152,568
Union Elementary School District CA Capital Appreciation Series A (Tax Revenue, NATL-RE FGIC Insured) ^	5.84	09/01/2022	1,610,000	833,835
Union Elementary School District CA Capital Appreciation Series A (Tax Revenue, NATL-RE FGIC Insured) ^	6.11	09/01/2024	2,800,000	1,248,744
University of California Regents Medical Center Series C2 (Health Revenue) §±	1.00	05/15/2047	25,650,000	14,768,244
West Contra Costa CA USD 2005 Series C-1 (Tax Revenue, Assured Guaranty Insured) ^	6.95	08/01/2028	11,355,000	3,480,308
West Contra Costa CA USD 2005 Series C-1 (Tax Revenue, Assured Guaranty Insured) ^	7.13	08/01/2032	10,000,000	2,252,700
West Contra Costa CA USD Capital Appreciation Series D-2 (Tax Revenue, AGM Insured) ^	7.31	08/01/2036	20,000,000	3,260,200

				323,158,042

Colorado: 2.05%
Aurora CO Housing Authority MFHR 6th Avenue Project Series A (Housing Revenue, U.S. Bank NA LOC)	5.70	12/01/2018	3,800,000	3,803,724
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.13	12/01/2033	2,200,000	2,407,944
Colorado ECFA Charter School Banning Lewis (Miscellaneous Revenue) ††	6.13	12/15/2035	3,330,000	2,747,417
Colorado ECFA Charter School Community Leadership (Miscellaneous Revenue)	5.75	07/01/2019	1,420,000	1,334,530
Colorado ECFA Charter School Monument Academy Project (Miscellaneous Revenue)	5.50	10/01/2017	410,000	404,289
Colorado ECFA Charter School Monument Academy Series A (Miscellaneous Revenue)	7.25	10/01/2039	500,000	463,115
Colorado ECFA Charter School Series A (Lease Revenue)	6.25	11/01/2040	4,285,000	4,205,428
Colorado ECFA Charter School Series B (Lease Revenue)	7.25	11/01/2034	4,330,000	4,180,572
Colorado ECFA Union Colony Charter School Project (Miscellaneous Revenue) ††	5.75	12/01/2037	2,135,000	1,575,267
Colorado HFA Catholic Health Initiatives Series D (Health Revenue)	6.25	10/01/2033	4,000,000	4,177,360
Colorado HFA Series A2 (Housing Revenue, NATL-RE-IBC Insured)	6.50	08/01/2031	545,000	569,999
Colorado HFA Series B2 (Housing Revenue)	7.10	04/01/2017	120,000	124,262
Colorado HFA Series B3 (Housing Revenue, AGM-CR Insured)	6.70	08/01/2017	515,000	548,187
Colorado HFA SFHR Series D-2 (Housing Revenue)	6.90	04/01/2029	235,000	249,852
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	6.25	12/15/2020	475,000	471,205
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	6.75	12/15/2025	455,000	449,727
Colorado PFA Charter School Highline Academy Project (Miscellaneous Revenue)	7.38	12/15/2040	3,905,000	3,813,935
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00	12/01/2017	3,655,000	3,718,049
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado (continued)
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00%	12/01/2020	$3,730,000	$3,670,842
E-470 Public Highway Authority CO Capital Appreciation Senior Lien Series B (Transportation Revenue, NATL-RE Insured) ^	5.32	09/01/2016	4,315,000	3,243,974
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Port, Airport, & Marina Authority Revenue)	5.15	05/01/2017	2,290,000	2,204,285
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Port, Airport, & Marina Authority Revenue)	5.05	05/01/2015	390,000	377,816
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Port, Airport, & Marina Authority Revenue)	5.25	05/01/2020	290,000	269,222
Larimer County CO School District # 1 (Tax Revenue, NATL-RE-IBC Insured)	7.00	12/15/2016	2,250,000	2,675,340
Public Authority for Colorado Energy Natural Gas (Energy Revenue)	5.75	11/15/2018	2,375,000	2,489,356

				50,175,697

Connecticut: 0.68%
Connecticut Development Authority Water Facilities (IDR, AMBAC-TCR-Bank of New York Insured)	6.15	04/01/2035	1,000,000	946,170
Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, RADIAN Insured)	6.38	07/01/2016	900,000	903,240
Connecticut HEFA University of Hartford Series G (Education Revenue, RADIAN Insured)	5.25	07/01/2026	1,000,000	939,910
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, AMBAC Insured)	5.25	06/15/2022	2,000,000	2,002,600
Connecticut HFA Special Needs Housing Series 7 (Housing Revenue, AGM Insured)	5.00	06/15/2019	1,390,000	1,519,020
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon CT Incorporated Project Series A (Resource Recovery Revenue)	5.50	01/01/2014	5,355,000	5,368,227
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon CT Incorporated Project Series A (Resource Recovery Revenue)	5.50	01/01/2015	5,000,000	5,006,100
New Haven CT Escrowed to Maturity Series C (Tax Revenue, NATL-RE Insured)	5.00	11/01/2019	5,000	5,369

				16,690,636

District of Columbia: 0.39%
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11/15/2021	6,515,000	6,440,729
District of Columbia HFA SFHR Series B (Housing Revenue, GNMA/FNMA Insured)	5.85	12/01/2018	630,000	651,105
District of Columbia Tobacco Settlement Financing Corporation Asset-Backed Bonds (Tobacco Revenue)	5.70	05/15/2012	205,000	207,577
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10/01/2035	2,000,000	2,157,500

				9,456,911

Florida: 5.91%
Alachua County FL Health Facilities Authority Shands Teaching Hospital Series A (Health Revenue, NATL-RE Insured)	6.25	12/01/2016	4,000,000	4,468,800
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, AMBAC Insured)	5.00	09/01/2021	2,200,000	2,188,802
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	05/01/2020	2,080,000	1,815,112
Collier County FL IDA Naples Community Hospital Incorporated Project (Health Revenue, Bank of America NA LOC) §±	4.65	10/01/2034	2,000,000	1,917,240
Collier County FL School Board Refunding COP (Lease Revenue, AGM Insured)	5.25	02/15/2021	1,000,000	1,060,020
Connerton West Community Development District FL Series B (Miscellaneous Revenue) (i)^^	5.13	05/01/2016	3,275,000	1,309,018
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)
Escambia County FL Health Facilities Authority Ascension Health Series C (Health Revenue)	5.75%	11/15/2032	$5,000,000	$5,043,100
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12/15/2047	1,760,000	1,700,811
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12/15/2042	2,815,000	2,723,090
Florida Port Finance Commission Transportation Intermodal Program (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.75	10/01/2014	4,185,000	4,216,848
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)	6.00	09/15/2030	4,750,000	4,149,125
Florida State Development Finance Corporation Renaissance Charter School Series A (Miscellaneous Revenue)	6.00	09/15/2040	4,000,000	3,327,960
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) §±	4.75	12/01/2015	175,000	178,185
Heritage Harbor FL Community Development District (Miscellaneous Revenue)	7.75	05/01/2023	565,000	338,621
Heritage Isles FL Community Development District (Miscellaneous Revenue) (i)^^	7.10	10/01/2023	2,150,000	753,962
Hillsborough County FL Port District Tampa Port Authority Project Series A Prerefunded (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.75	06/01/2018	75,000	78,203
Hollywood FL Community Redevelopment Agency (IDR)	5.13	03/01/2014	2,110,000	2,173,490
Indian Trace FL Community Development District Series B (Tax Revenue)	8.25	05/01/2011	480,000	480,014
Indigo FL Community Development District Series C (Miscellaneous Revenue)	7.00	05/01/2030	2,700,000	2,205,252
Jacksonville FL Economic Development Commission ID Metropolitan Parking Solutions Project (IDR, ACA Insured)	5.75	10/01/2024	10,000,000	9,761,900
Jacksonville FL Economic Development Commission ID Metropolitan Parking Solutions Project (IDR, ACA Insured)	5.88	06/01/2025	5,000,000	4,903,100
Jacksonville FL HCFR Jacksonville Medical Center Series A (Health Revenue)	7.00	10/01/2029	3,565,000	3,189,178
Jacksonville FL Port Authority (Port, Airport, & Marina Authority Revenue, Assured Guaranty Insured)	6.00	11/01/2038	5,000,000	5,016,850
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	05/01/2031	1,406,585	1,288,797
Marshall Creek FL Community Development District (Miscellaneous Revenue)	6.63	05/01/2032	2,700,000	2,195,883
Marshall Creek FL Community Development District Series A (Miscellaneous Revenue)	7.65	05/01/2032	1,770,000	1,674,597
Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue)	5.75	04/01/2028	1,200,000	1,223,448
Miami-Dade County FL IDA Airis Miami II LLC Project (IDR, AMBAC Insured)	6.00	10/15/2025	2,065,000	1,832,935
Miami-Dade County FL IDA Series C (IDR) §±	3.15	07/01/2032	5,000,000	5,000,000
Miami-Dade County FL Water & Sewer Series C (Water & Sewer Revenue)	5.50	10/01/2025	5,000,000	5,234,300
North Springs FL Improvement District Series B (Miscellaneous Revenue)	7.00	05/01/2019	1,117,000	1,094,716
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10/01/2020	6,285,000	6,191,731
Orange County FL Health Facilities Authority Orlando Regional Health Care Systems Series C (Health Revenue, NATL-RE Insured)	6.25	10/01/2016	2,310,000	2,537,443
Orlando & Orange County FL Expressway Authority Junior Lien (Transportation Revenue, NATL-RE FGIC Insured)	8.25	07/01/2015	2,960,000	3,585,418
Orlando FL Housing Authority West Oaks Apartments Projects Puttable (Housing Revenue, FNMA Insured)	5.05	08/01/2033	3,210,000	3,389,503
Palm Beach County FL Health Facilities Authority John F. Kennedy Memorial Hospital Incorporated Project Series C (Health Revenue)	9.50	08/01/2013	905,000	996,260
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11/01/2028	2,000,000	2,086,500
Poinciana FL Community Development District Series A (Miscellaneous Revenue)	7.13	05/01/2031	2,805,000	2,696,475
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, AMBAC Insured) §±	5.35	03/15/2042	4,750,000	4,943,848
Saint John’s County FL IDA Health Care Glenmoor Project Series B (Health Revenue) §±	4.75	01/01/2041	1,000,000	1,015,230
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50%	11/15/2039	$5,500,000	$5,811,355
Seminole County FL IDA Choices in Learning Series A (Miscellaneous Revenue)	6.20	11/15/2026	2,375,000	2,198,110
Seminole County FL IDA Choices in Learning Series A (Miscellaneous Revenue)	7.38	11/15/2041	3,525,000	3,434,090
Seminole Tribe FL Series 2010A Gaming Division Series A (Miscellaneous Revenue) ††	5.13	10/01/2017	2,950,000	2,839,729
Seminole Tribe FL Special Obligation Series A (Miscellaneous Revenue) ††	5.75	10/01/2022	5,000,000	4,586,900
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	08/15/2023	3,060,000	3,086,408
Stoneybrook FL Community Development District (Miscellaneous Revenue) ^^	7.00	10/01/2022	7,605,000	2,965,190
Sunrise FL Capital Appreciation Series B (Tax Revenue, NATL-RE Insured) ^	4.94	10/01/2016	3,965,000	3,029,538
Viera East Community Development District FL Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	05/01/2020	2,020,000	2,015,233
Viera East Community Development District FL Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	05/01/2021	2,140,000	2,123,757
Viera East Community Development District FL Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	05/01/2022	2,265,000	2,215,917

				144,291,992

Georgia: 1.97%
Athens GA Housing Authority Student Housing Lease University of Georgia East Campus (Housing Revenue, AMBAC Insured)	5.25	12/01/2020	1,315,000	1,411,810
Atlanta GA Development Authority TUFF Advanced Technology Development Center Project Series A (IDR)	5.63	07/01/2018	2,640,000	2,700,535
Brunswick & Glynn County GA Memorial Hospital Authority 2005 Anticipation Certificates Southeast Georgia Health Systems Incorporated Project (Health Revenue, NATL-RE Insured)	6.00	08/01/2016	510,000	510,811
Cartersville GA (Tax Revenue)	6.70	01/01/2012	30,000	31,142
Chatham County GA Hospital Authority Memorial Health Medical Center Series A (Health Revenue)	6.13	01/01/2024	1,000,000	937,260
Cobb & Marietta GA Coliseum & Exhibit Hall Authority (Tax Revenue, NATL-RE Insured)	5.50	10/01/2012	660,000	678,612
Forsyth County GA Hospital Authority Anticipation Certificates Georgia Baptist Health Care System Project (Health Revenue)	6.38	10/01/2028	465,000	560,674
Gainesville & Hall County GA Development Authority Senior Living Facilities Lanier Village Estates Series C (Health Revenue)	7.25	11/15/2029	6,000,000	6,030,360
Georgia HFA SFHR Series A-2 (Housing Revenue, GO of Authority Insured)	5.45	12/01/2022	5,450,000	5,529,897
Georgia HFA SFHR Series B-2 (Housing Revenue, GO of Authority Insured)	5.35	12/01/2022	2,085,000	2,091,484
Georgia Municipal Association COP City Court Atlanta Project (Lease Revenue, AMBAC Insured)	5.50	12/01/2016	2,175,000	2,246,971
Georgia Municipal Association COP City Court Atlanta Project (Lease Revenue, AMBAC Insured)	5.50	12/01/2017	2,220,000	2,284,713
Georgia Municipal Association COP City Court Atlanta Project (Lease Revenue, AMBAC Insured)	5.50	12/01/2018	2,500,000	2,563,850
Georgia Municipal Electric Authority Power Series B (Utilities Revenue, NATL-RE-IBC Insured)	6.25	01/01/2017	1,000,000	1,165,250
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, AMBAC Insured)	7.25	01/01/2024	400,000	500,912
Georgia Municipal Electric Authority Power Unrefunded Revenue (Utilities Revenue, NATL-RE IBC Bank of New York Insured)	6.50	01/01/2017	450,000	514,958
Henry County GA School District Series A (Tax Revenue)	6.45	08/01/2011	245,000	249,969
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Energy Revenue)	5.00	03/15/2018	1,750,000	1,805,090
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Energy Revenue)	5.00	03/15/2022	4,675,000	4,590,663
Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Energy Revenue)	5.50	09/15/2022	3,230,000	3,166,789
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Energy Revenue)	5.00	03/15/2016	1,685,000	1,736,039
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Georgia (continued)
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Energy Revenue)	5.00%	03/15/2018	$3,000,000	$3,002,010
Richmond County GA Development Authority Student Housing Facilities Augusta State University LLC Project Series A (Education Revenue)	5.38	02/01/2025	3,870,000	3,801,230

				48,111,029

Guam: 0.14%
Guam Education Financing Foundation COP Guam Public School Facilities Project Series B (Lease Revenue, ACA Insured)	4.50	10/01/2026	280,000	227,231
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.25	07/01/2017	1,355,000	1,259,540
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	07/01/2019	450,000	421,011
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	09/01/2031	60,000	61,898
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00	10/01/2018	1,400,000	1,359,120

				3,328,800

Hawaii: 0.00%
Hawaii State Housing Finance & Development Corporation Series A (Housing Revenue, FNMA Insured)	5.75	07/01/2030	30,000	30,232

Idaho: 0.69%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	06/01/2040	6,300,000	6,748,686
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12/01/2033	3,000,000	3,154,230
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Series A (Miscellaneous Revenue)	6.50	12/01/2038	1,650,000	1,429,445
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue)	6.00	06/01/2038	500,000	431,980
Idaho Housing & Finance Association North Star Charter School Project Series A (Miscellaneous Revenue)	9.50	07/01/2039	2,500,000	2,697,725
Idaho Housing & Finance Association Series A (Miscellaneous Revenue)	6.13	07/01/2038	1,500,000	1,240,890
Idaho Housing & Finance Association Series C2 (Housing Revenue)	6.35	07/01/2015	40,000	40,074
Idaho Housing & Finance Association Series E Class I (Housing Revenue)	3.60	07/01/2033	290,000	291,430
Idaho Housing & Finance Association Series H2 (Housing Revenue, FHA VA Mortgages Insured)	6.15	01/01/2028	75,000	75,350
Idaho Housing & Finance Association SFHR Series B-2 (Housing Revenue)	6.00	07/01/2014	285,000	290,013
Idaho Housing & Finance Association SFHR Series D (Housing Revenue)	6.30	07/01/2025	470,000	470,385

				16,870,208

Illinois: 10.92%
Aurora IL Series B (Tax Revenue)	5.85	12/30/2013	2,740,000	2,787,649
Chicago IL Board of Education Capital Appreciation School Reform Series A (Tax Revenue, NATL-RE FGIC Insured) ^	5.51	12/01/2020	5,745,000	3,394,491
Chicago IL Board of Education Capital Appreciation School Reform Series B-1 (Tax Revenue, NATL-RE FGIC Insured) ^	5.63	12/01/2021	39,635,000	21,894,374
Chicago IL Board of Education Capital Appreciation School Reform Series B-1 (Tax Revenue, NATL-RE FGIC Insured) ^	5.79	12/01/2022	10,000,000	5,135,700
Chicago IL Board of Education Series D (Tax Revenue, AGM Insured)	5.00	12/01/2025	1,000,000	954,880
Chicago IL Capital Appreciation Project & Refunding Series A (Tax Revenue, NATL-RE Insured) §±	5.56	01/01/2021	3,060,000	3,162,969
Chicago IL Transit Authority Federal Transit Administration 5307 Funds (Miscellaneous Revenue, AMBAC Insured)	5.00	06/01/2018	2,000,000	2,022,180
DuPage County IL Community Unit School District # 46 School Building (Tax Revenue, AMBAC Insured) ^	5.69	01/01/2023	23,450,000	12,115,443
DuPage County IL Special Service Area # 31Monarch Landing Project (Tax Revenue)	5.40	03/01/2016	160,000	151,910
Eureka IL Eureka College Project 1998 Series B (Education Revenue) §±	7.00	01/01/2019	2,390,000	2,403,480
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Illinois Development Finance Authority Balance Community Rehabilitation Series A (Health Revenue) ^^	7.88%	07/01/2020	$136,056	$97,917
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11/01/2038	5,000,000	5,258,900
Illinois Finance Authority New Money Community Rehabilitation Series A (Health Revenue, GO of Participants Insured)	5.35	07/01/2027	305,000	238,437
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	08/15/2039	5,000,000	5,155,400
Illinois Finance Authority Revenue IL Medical District Commission Project A (Health Revenue, CIFC Insured)	4.13	09/01/2018	1,470,000	1,438,233
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10/01/2020	5,000,000	4,922,550
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	04/01/2031	8,000,000	7,935,040
Illinois Health Facilities Authority Edward Hospital Obligated Group A Series 2001-A (Health Revenue, AGM Insured)	5.50	02/15/2014	2,830,000	2,864,724
Illinois Health Facilities Authority Edward Hospital Obligated Group A Series 2001-A (Health Revenue, AGM Insured)	5.50	02/15/2015	1,730,000	1,750,449
Illinois Housing Development Authority Series A-1 (Housing Revenue, GNMA Insured)	5.80	12/20/2041	6,520,000	6,590,025
Illinois Sports Facilities Authority State Tax Supported Capital Appreciation (Tax Revenue, AMBAC Insured) ^	5.59	06/15/2021	9,595,000	5,463,489
Illinois State (Tax Revenue, AMBAC Insured)	5.00	04/01/2020	5,905,000	5,862,779
Illinois State (Tax Revenue, AMBAC Insured)	5.00	11/01/2025	4,900,000	4,623,395
Illinois State (Tax Revenue, AMBAC Insured)	5.00	04/01/2027	7,475,000	6,975,147
Illinois State (Tax Revenue, AMBAC Insured)	5.00	04/01/2028	6,705,000	6,205,209
Illinois State (Tax Revenue)	5.50	01/01/2030	2,900,000	2,804,271
Illinois State Series 1 (Tax Revenue, NATL-RE FGIC Insured)	6.00	06/15/2026	5,000,000	5,471,600
Illinois State Series 1 (Miscellaneous Revenue, NATL-RE FGIC Insured)	6.00	11/01/2026	3,000,000	3,095,100
Illinois State Series A (Miscellaneous Revenue)	4.75	09/01/2026	6,500,000	5,878,015
Illinois State Series A (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2018	3,175,000	3,274,632
Illinois State Toll Highway Authority Series B (Transportation Revenue)	5.50	01/01/2033	1,000,000	998,650
Kane & De Kalb County IL Community Unit School District # 302 School Building (Tax Revenue, AGM Insured)	5.50	02/01/2025	1,265,000	1,357,649
Kane & De Kalb County IL Community Unit School District # 302 School Building (Tax Revenue, AGM Insured)	5.50	02/01/2026	3,610,000	3,816,636
Kendall Kane & Will County IL Capital Appreciation Bonds #308 (Tax Revenue, AGM Insured) ^	6.02	02/01/2026	5,000,000	2,074,350
Kendall Kane & Will County IL Capital Appreciation Bonds #308 (Tax Revenue, AGM Insured) ^	6.07	02/01/2027	11,050,000	4,287,290
Lake County IL Community Consolidated School District # 24 Millburn Capital Appreciation Bonds (Tax Revenue, NATL-RE FGIC Insured) ^	3.75	12/01/2015	1,745,000	1,465,346
Lake County IL Community Consolidated School District # 38 Capital Appreciation Bonds (Tax Revenue, AMBAC Insured) ^	7.04	02/01/2024	5,435,000	2,241,285
Lake County IL Community High School District # 117 Antioch Capital Appreciation Series B (Tax Revenue, NATL-RE FGIC Insured) ^	4.95	12/01/2016	3,080,000	2,332,792
Lake County IL School District # 038 Big Hollow Capital Appreciation (Tax Revenue, AMBAC Insured) ^	6.28	02/01/2019	675,000	415,638
Lake County IL School District # 38 (Tax Revenue, AMBAC Insured) ^	5.68	02/01/2017	225,000	162,198
Lake County IL School District # 38 Big Hollow Capital Appreciation (Tax Revenue, AMBAC Insured) ^	5.30	02/01/2016	795,000	616,928
Lake County IL School District #38 Big Hollow Capital Appreciation (Tax Revenue, AMBAC Insured) ^	6.08	02/01/2018	3,925,000	2,605,494
Lake County IL School District #38 Big Hollow Capital Appreciation (Tax Revenue, AMBAC Insured) ^	6.48	02/01/2020	1,250,000	711,463
Lake County IL School District #38 Big Hollow Capital Appreciation (Tax Revenue, AMBAC Insured) ^	6.67	02/01/2021	600,000	314,772
Lake County IL Township High School District # 126 Zion-Benton Capital Appreciation (Tax Revenue, NATL-RE FGIC Insured) ^	5.28	02/01/2020	910,000	573,382
McHenry & Kane County IL Community Consolidated School District # 158 Huntley Capital Appreciation (Tax Revenue, NATL-RE FGIC Insured) ^	5.36	01/01/2019	765,000	507,348
Metropolitan Pier & Exposition Authority IL Capital Appreciation McCormick Series A (Tax Revenue, NATL-RE Insured) ^	5.77	12/15/2024	6,850,000	3,137,506
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority IL Capital Appreciation McCormick Series A (Tax Revenue, NATL-RE Insured) ^	5.89%	12/15/2025	$6,600,000	$2,810,676
Metropolitan Pier & Exposition Authority IL Capital Appreciation McCormick Series B (Tax Revenue, AGM Insured) ^	6.03	06/15/2027	7,400,000	2,825,616
Metropolitan Pier & Exposition Authority IL Capital Appreciation McCormick Series PJ (Tax Revenue, NATL-RE Insured) ^	6.14	06/15/2028	29,980,000	10,591,035
Metropolitan Pier & Exposition Authority IL Capital Appreciation McCormick Series PJ (Tax Revenue, NATL-RE FGIC Insured) ^	6.24	06/15/2029	20,400,000	6,665,088
Railsplitter Tobacco Settlement Authority IL (Tobacco Revenue)	5.50	06/01/2023	14,650,000	14,108,097
Railsplitter Tobacco Settlement Authority IL (Tobacco Revenue)	6.25	06/01/2024	13,930,000	13,916,070
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	03/01/2025	2,525,000	1,894,053
Southwestern Illinois Development Finance Authority Local Government Program Collinsville Limited (Tax Revenue)	5.35	03/01/2031	1,500,000	1,074,570
State of Illinois Series B (Miscellaneous Revenue) §±	3.25	10/01/2033	20,000,000	20,000,000
Tazewell County IL School District # 51 (Tax Revenue, NATL-RE FGIC Insured)	9.00	12/01/2023	555,000	758,491
Town of Cicero IL Series A (Tax Revenue, XLCA Insured)	5.25	01/01/2016	2,000,000	2,065,020
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	04/01/2038	14,000,000	14,151,900
Will County IL Community USD # 201 U Crete-Monee (Tax Revenue, NATL-RE FGIC Insured) ^	5.20	11/01/2019	7,370,000	4,736,846
Will County IL Community USD # 201 U Crete-Monee (Tax Revenue, NATL-RE FGIC Insured) ^	5.94	11/01/2023	1,500,000	718,140
Will County IL Community USD # 201 U Crete-Monee Cap Appreciation (Tax Revenue, NATL-RE FGIC Insured) ^	4.17	11/01/2016	3,680,000	2,919,602

				266,782,319

Indiana: 2.73%
Indiana Board Bank Special Program Gas Series A (Energy Revenue)	5.25	10/15/2015	1,450,000	1,555,241
Indiana Bond Bank Special Program BMA Index Series B2 (Energy Revenue) §±	0.91	10/15/2022	3,600,000	2,971,548
Indiana Finance Authority Environmental Duke Energy Series B (IDR)	6.00	08/01/2039	2,000,000	2,053,860
Indiana HEFA Ascension Health Series B3 (Health Revenue) §±	2.53	11/15/2031	55,710,000	55,710,000
Indiana HEFA Clarian Health Series B (Health Revenue)	5.00	02/15/2022	3,050,000	2,999,157
Indianapolis IN Local Public Improvement Series B (Miscellaneous Revenue)	6.00	01/10/2020	240,000	270,970
Lawrence Township IN Metropolitan School District (Lease Revenue, NATL-RE-IBC Insured)	6.88	07/05/2011	235,000	237,825
Valparaiso IN Economic Development Valparaiso Family YMCA (Miscellaneous Revenue)	6.00	12/01/2036	1,225,000	982,952

				66,781,553

Iowa: 0.25%
Xenia Rural Water District IA (Water & Sewer Revenue, CIFC Insured)	4.25	12/01/2019	500,000	304,935
Xenia Rural Water District IA (Water & Sewer Revenue, CIFC Insured)	4.50	12/01/2031	1,400,000	814,912
Xenia Rural Water District IA (Water & Sewer Revenue, CIFC Insured)	5.00	12/01/2017	1,620,000	1,057,455
Xenia Rural Water District IA (Water & Sewer Revenue, CIFC Insured)	5.00	12/01/2041	6,420,000	3,830,493

				6,007,795

Kansas: 1.54%
Kansas Development Finance Authority Health Facilities Hartford Series B-1 (Health Revenue, ACA Insured)	6.13	04/01/2012	75,000	74,976
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.50	09/01/2026	1,165,000	741,604
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured) §±	6.70	06/01/2029	260,000	264,433
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A5 (Housing Revenue, GNMA/FNMA Insured)	5.70	12/01/2036	435,000	453,544
Wyandotte County & Kansas City KS United Government Special Obligation Sales Tax Second Lien Series A (Tax Revenue) ^	6.19	06/01/2021	33,400,000	17,969,534
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Kansas (continued)
Wyandotte County & Kansas City KS United Government Special Obligation Sales Tax Second Lien Series B (Tax Revenue)	5.00%	12/01/2020	$15,765,000	$15,855,176
Wyandotte County & Kansas City KS United Government Transportation Development District Legends Village West Project (Tax Revenue)	4.88	10/01/2028	3,320,000	2,370,181

				37,729,448

Kentucky: 1.55%
Kentucky Asset / Liability Commission General Fund Series A (Miscellaneous Revenue, NATL-RE FGIC Insured) §±	0.73	11/01/2027	22,030,000	18,248,991
Kentucky Asset / Liability Commission General Fund Series B (Miscellaneous Revenue, NATL-RE FGIC Insured) §±	0.75	11/01/2025	16,825,000	12,533,447
Kentucky EDFA Balance Norton Series B (Health Revenue, NATL-RE Insured) ^	6.26	10/01/2023	4,320,000	2,000,419
Kentucky EDFA Balance Norton Series B (Health Revenue, NATL-RE Insured) ^	6.79	10/01/2028	940,000	292,669
Kentucky EDFA Unrefunded Balance Norton Series C (Health Revenue, NATL-RE Insured) §±	5.95	10/01/2017	4,580,000	4,804,374

				37,879,900

Louisiana: 0.82%
Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, AMBAC Insured)	5.25	12/01/2018	3,925,000	3,888,144
Louisiana PFA Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	4.50	07/01/2038	330,000	222,192
Louisiana PFA Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	07/01/2030	700,000	554,988
Louisiana PFA Black & Gold Facilities Project Series A (Housing Revenue, CIFC Insured)	5.00	07/01/2032	2,250,000	1,914,435
Louisiana State Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	06/01/2019	685,000	688,480
Louisiana State Tobacco Settlement Financing Corporation Series 2001B (Tobacco Revenue)	5.50	05/15/2030	2,275,000	2,204,248
New Orleans LA (Tax Revenue, FGIC Insured)	5.50	12/01/2021	1,700,000	1,816,076
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Port, Airport, & Marina Authority Revenue)	6.50	01/01/2040	5,950,000	5,820,528
New Orleans LA Aviation Board Restructuring Series A-1 (Port, Airport, & Marina Authority Revenue, Assured Guaranty Insured)	6.00	01/01/2023	750,000	821,835
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	5.75	06/01/2018	770,000	818,995
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	6.00	06/01/2019	320,000	342,410
New Orleans LA Sewer Service (Water & Sewer Revenue, Assured Guaranty Insured)	6.00	06/01/2024	1,000,000	1,037,980

				20,130,311

Maine: 0.45%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, Assured Guaranty Insured)	5.88	12/01/2039	11,000,000	10,976,240

Maryland: 0.52%
Annapolis MD EDFA St. John’s College Facilities (Education Revenue)	5.50	10/01/2018	270,000	271,015
Howard County MD COP Agricultural Land Preservation # 90-23 Series A (Lease Revenue)	8.00	08/15/2020	302,000	387,493
Maryland CDA Department of Housing & Community Development Series A (Housing Revenue)	5.50	07/01/2022	1,000,000	1,007,950
Maryland CDA Department of Housing & Community Development Series A (Miscellaneous Revenue)	5.88	07/01/2021	500,000	500,425
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Maryland (continued)
Maryland CDA Department of Housing & Community Development Series B (Housing Revenue)	5.50%	09/01/2031	$625,000	$651,200
Maryland Energy Finance Administration Recycling Office Paper Systems Project Series A (IDR)	7.50	09/01/2015	2,760,000	2,769,356
Maryland HEFA Anne Arundel Health Systems Series A (Health Revenue)	6.75	07/01/2039	2,500,000	2,703,025
Maryland HEFA Catholic Health Initiatives (Health Revenue)	6.00	12/01/2013	1,200,000	1,208,568
Maryland HEFA Washington County Hospital (Health Revenue)	6.00	01/01/2043	2,935,000	2,716,372
Montgomery County MD Housing Opportunities MFHR Community Housing Series A (Housing Revenue, FHA GNMA Insured)	5.35	07/01/2021	500,000	500,675

				12,716,079

Massachusetts: 2.04%
Massachusetts Development Finance Agency Revenue Sabis International Charter Series A (Miscellaneous Revenue)	8.00	04/15/2031	2,560,000	2,761,574
Massachusetts Development Finance Agency Revenue Sabis International Charter Series A (Miscellaneous Revenue)	8.00	04/15/2039	3,900,000	4,165,395
Massachusetts Educational Finance Authority Educational Loan Revenue Issue Series B (Education Revenue)	5.38	01/01/2020	3,845,000	3,775,021
Massachusetts Educational Finance Authority Educational Loan Revenue Issue Series E (Education Revenue, AMBAC Insured)	5.30	01/01/2016	1,315,000	1,316,788
Massachusetts Educational Finance Authority Series 1 (Education Revenue)	6.00	01/01/2028	3,830,000	3,950,492
Massachusetts HEFA Partners Healthcare Series G-6 (Health Revenue) §±	1.13	07/01/2038	25,000,000	24,858,500
Massachusetts Housing Finance Agency MFHR Series F (Housing Revenue)	5.13	12/01/2034	100,000	90,765
Massachusetts Industrial Finance Agency Ogden Haverhill Project Series A (Resource Recovery Revenue)	5.60	12/01/2019	5,425,000	5,435,199
Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 4 Series 1 (Utilities Revenue, NATL-RE Insured) (a)§±(m)(n)	0.25	07/01/2017	1,825,000	1,674,486
Massachusetts State Port Authority Delta Airlines Incorporated Project Series A (Lease Revenue, AMBAC Insured)	5.50	01/01/2013	800,000	780,960
Massachusetts State Series C (Miscellaneous Revenue, AGM Insured) ±	2.52	11/01/2020	1,200,000	1,090,884

				49,900,064

Michigan: 4.42%
Cesar Chavez Academy MI Incorporated COP (Lease Revenue)	8.00	02/01/2033	1,400,000	1,417,626
Detroit MI Capital Improvement Limited Tax Series A-1 (Tax Revenue)	5.00	04/01/2015	5,855,000	5,695,978
Detroit MI City School District Series A (Tax Revenue, Assured Guaranty Insured)	5.00	05/01/2019	7,765,000	7,691,931
Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00	09/30/2013	3,190,000	3,335,496
Detroit MI District Aid (Tax Revenue)	5.00	11/01/2030	3,150,000	2,984,121
Detroit MI Series A (Tax Revenue, AGM Insured)	5.00	04/01/2018	1,500,000	1,445,115
Detroit MI Sewage Disposal Revenue Refunding Senior Lien Series C (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.25	07/01/2016	1,355,000	1,471,137
Jackson MI Capital Appreciation Downtown Development (Tax Revenue, AGM Insured) ^	6.95	06/01/2026	2,710,000	963,730
Michigan Finance Authority Educational Facilities Series A (Lease Revenue)	7.38	10/01/2020	1,000,000	1,045,710
Michigan Finance Authority Educational Facilities Series A (Lease Revenue)	8.00	10/01/2030	1,000,000	1,038,640
Michigan Finance Authority Educational Facilities Series A (Lease Revenue)	8.50	10/01/2045	8,000,000	8,414,240
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	7.50	12/01/2020	490,000	475,878
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.00	12/01/2030	1,135,000	1,076,877
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.25	12/01/2039	2,220,000	2,085,979
Michigan Finance Authority Public School Academy Old Redford Series A (Miscellaneous Revenue)	5.25	12/01/2020	1,635,000	1,524,294
Michigan Finance Authority Public School Academy Old Redford Series A (Miscellaneous Revenue)	5.90	12/01/2030	2,000,000	1,776,460
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	5.25	11/01/2015	250,000	249,285
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	6.25%	11/01/2020	$440,000	$433,752
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	7.38	11/01/2030	2,920,000	2,922,307
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	7.50	11/01/2040	4,145,000	4,110,514
Michigan Finance Authority State Aid Notes Series A2 (Miscellaneous Revenue)	6.65	03/20/2012	10,000,000	10,048,200
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.00	11/01/2021	150,000	131,058
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.80	11/01/2015	150,000	150,342
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2017	450,000	443,727
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (Miscellaneous Revenue, AMBAC Insured)	4.25	12/01/2016	2,770,000	2,712,633
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2015	840,000	860,933
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2017	2,275,000	2,238,418
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (Miscellaneous Revenue, AMBAC Insured)	5.25	12/01/2023	1,185,000	1,088,565
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.63	05/01/2016	1,000,000	967,850
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.75	05/01/2017	450,000	429,521
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	4.00	05/01/2019	100,000	92,514
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ^	4.41	05/01/2016	100,000	80,021
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ^	4.81	05/01/2017	110,000	82,287
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ^	5.47	05/01/2019	75,000	48,463
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured) ^	5.67	05/01/2020	50,000	30,063
Michigan Municipal Bond Authority School District of Detroit (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2019	3,000,000	3,027,180
Michigan Public Educational Facilities Authority Bradford Academy Project (Miscellaneous Revenue)	8.75	09/01/2039	2,500,000	2,677,250
Michigan Public Educational Facilities Authority Limited Obligation Crescent (Miscellaneous Revenue)	7.00	10/01/2036	1,242,500	1,065,406
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10/01/2023	1,055,000	890,884
Michigan Public Educational Facilities Authority Madison Academy Project (Miscellaneous Revenue)	8.38	12/01/2030	2,085,000	2,068,737
Michigan Public Educational Facilities Authority Madison Academy Project (Miscellaneous Revenue)	8.63	12/01/2039	4,170,000	4,118,125
Michigan State Hospital Finance Authority Series C (Health Revenue) §±	6.00	12/01/2034	2,450,000	2,914,153
Michigan State Hospital Finance Authority Trinity Health Series A (Health Revenue)	5.00	12/01/2014	500,000	546,585
Michigan State Strategic Fund Limited Detroit Education (Utilities Revenue)	5.63	07/01/2020	1,200,000	1,282,860
Michigan State Strategic Fund Limited Obligation Adjusted Refunding Dow Chemical Project Series J-A-2 (IDR) §±	5.50	12/01/2028	850,000	862,079
Michigan State Strategic Fund Series A (Lease Revenue, Assured Guaranty Insured)	5.25	10/15/2021	40,000	41,144
Monroe County MI Economic Development Corporation Detroit Edison Company Series AA (Utilities Revenue, NATL-RE FGIC Insured)	6.95	09/01/2022	14,225,000	16,712,783
Star International Academy MI COP Full Term (Lease Revenue)	6.13	03/01/2037	1,170,000	1,017,034
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)
Wayne County MI Airport Authority Junior Lien (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.00%	12/01/2016	$1,115,000	$1,133,119

				107,921,004

Minnesota: 0.26%
Baytown Township MN St. Croix Preparatory Academy Series A (Miscellaneous Revenue)	7.00	08/01/2038	750,000	673,958
Becker MN PCR Northern States Power Series A (IDR) §±	8.50	09/01/2019	550,000	606,953
Falcon Height MN Kaleidoscope Charter School Series A (Miscellaneous Revenue)	6.00	11/01/2037	900,000	708,597
Fergus Falls MN HCFR Pioneer Retirement Community (Health Revenue)	4.00	11/15/2011	500,000	498,495
St. Paul MN HFA and RDA Healtheast Project (Health Revenue)	6.00	11/15/2035	3,000,000	2,515,170
Woodbury MN Math Science Academy Project Series A (Miscellaneous Revenue)	7.50	12/01/2031	1,500,000	1,464,435

				6,467,608

Mississippi: 0.01%
Gulfport-Biloxi Regional Airport Authority MS Passenger Facilities Series A (Port, Airport, & Marina Authority Revenue, ACA Insured)	5.00	10/01/2022	450,000	358,979

Missouri: 1.25%
Chesterfield Valley MO Transportation Development District (Tax Revenue, CIFC Insured)	4.00	04/15/2026	3,000,000	1,834,890
Desloge MO US Highway 67 State Street Redevelopment Project (Tax Revenue)	5.20	04/15/2020	235,000	207,700
Fenton MO Gravois Bluffs Redevelopment Project (Tax Revenue)	4.50	04/01/2021	365,000	345,272
Independence MO Thirty-Ninth Street Transportation District Improvement Development Road Improvement Project (Tax Revenue)	6.88	09/01/2032	4,600,000	4,073,254
Lake of the Ozarks MO Community Bridge Corporation (Transportation Revenue)	5.25	12/01/2014	2,485,000	2,275,614
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11/01/2025	3,000,000	2,838,240
Missouri HEFA Rockhurst University Series A (Education Revenue)	6.50	10/01/2035	2,000,000	1,959,240
Missouri Housing Development Commission Mortgage SFHR Series B (Housing Revenue, GNMA/FNMA Insured)	6.25	09/01/2015	30,000	30,000
Missouri Housing Development Commission Mortgage SFHR Series B (Housing Revenue, GNMA/FNMA Insured)	6.45	09/01/2027	150,000	150,000
Ozark MO COP Community Center Project (Lease Revenue)	5.00	09/01/2026	460,000	422,809
Sikeston MO (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2015	500,000	532,450
Sikeston MO (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2016	1,500,000	1,600,170
St. Louis MO Lambert St. Louis International Airport Series A-1 (Port, Airport, & Marina Authority Revenue)	6.25	07/01/2029	2,000,000	2,052,860
St. Louis MO Lambert St. Louis International Airport Series A-1 (Port, Airport, & Marina Authority Revenue)	6.63	07/01/2034	2,000,000	2,021,860
St. Louis MO Lambert St. Louis International Airport Series B (Port, Airport, & Marina Authority Revenue, NATL-RE, FGIC Insured)	6.00	07/01/2013	2,555,000	2,738,040
St. Louis MO Municipal Finance Corporation Convention Centre Series A (Lease Revenue, AGM Insured) ^	6.94	07/15/2032	5,000,000	1,172,450
St. Louis MO Municipal Finance Corporation Convention Centre Series A (Lease Revenue, AGM Insured) ^	6.98	07/15/2034	6,750,000	1,371,938
St. Louis MO Municipal Finance Corporation Convention Centre Series A (Lease Revenue, AGM Insured) ^	7.04	07/15/2037	3,000,000	489,090
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Lease Revenue, AGM Insured) ^	6.91	07/15/2031	5,000,000	1,262,500
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Lease Revenue, AGM Insured) ^	6.95	07/15/2033	6,250,000	1,366,125
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Lease Revenue, AGM Insured) ^	7.00	07/15/2035	5,790,000	1,093,847
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

15

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Missouri (continued)
St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Lease Revenue, AGM Insured) ^	7.03%	07/15/2036	$3,500,000	$612,850

				30,451,199

Nevada: 0.50%
Clark County NV Airport Jet Project Series C (Port, Airport, & Marina Authority Revenue, AMBAC Insured)	5.38	07/01/2019	3,000,000	3,072,120
Clark County NV IDA (Tax Revenue)	5.00	06/01/2033	4,750,000	4,668,443
Director of The State of Nevada Department of Business & Industry Solid Waste Disposal Republic Services Incorporate Project (Resource Recovery Revenue) §±	5.63	12/01/2026	300,000	315,957
Reno-Sparks NV Indian Colony Governmental (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	06/01/2024	2,500,000	2,359,175
Reno-Sparks NV Indian Colony Governmental (Miscellaneous Revenue, U.S. Bank NA LOC)	5.13	06/01/2027	1,900,000	1,731,128

				12,146,823

New Hampshire: 0.29%
Manchester NH Housing & Redevelopment Authority Capital Appreciation Series B (Miscellaneous Revenue, ACA Insured) ^	9.64	01/01/2021	2,375,000	954,631
Manchester NH Housing & Redevelopment Authority Capital Appreciation Series B (Miscellaneous Revenue, ACA Insured) ^	9.91	01/01/2025	250,000	66,820
New Hampshire HFA MFHR Series (Housing Revenue) §±	5.50	07/01/2017	5,940,000	5,955,860

				6,977,311

New Jersey: 3.65%
Camden County NJ Improvement Authority Health Care Redevelopment Cooper Health Systems Obligation Group A (Health Revenue)	5.25	02/15/2020	5,000,000	4,837,900
Camden County NJ Improvement Authority Health Care Redevelopment Cooper Health Systems Obligation Series A (Health Revenue)	5.75	02/15/2034	6,000,000	5,211,360
Lakewood Township NJ School District (Tax Revenue, AMBAC Insured)	6.25	02/15/2012	400,000	418,448
Mercer County NJ Improvement Authority Special Services School District Series A (Lease Revenue, County Guaranty Insured)	5.95	12/15/2012	260,000	274,789
New Jersey COP Equipment Lease Purchase Series A (Lease Revenue)	5.25	06/15/2027	7,000,000	6,939,170
New Jersey Economic Development Authority Continental Airlines Incorporated (IDR)	6.63	09/15/2012	1,410,000	1,421,463
New Jersey Economic Development Authority School Facilities Series G (Miscellaneous Revenue, State Appropriations Insured)	5.25	09/01/2026	5,000,000	4,973,650
New Jersey EDFA Department of Human Services Series A (Health Revenue)	5.70	07/01/2012	710,000	726,323
New Jersey HFFA Burdette Tomlin Memorial Hospital (Health Revenue)	5.60	07/01/2019	2,825,000	2,827,571
New Jersey Higher Education Assistance Authority Student Loan Series A-2 (Education Revenue) ±	1.26	06/01/2036	17,000,000	16,763,360
New Jersey Housing & Mortgage Finance Agency MFHR Series A (Housing Revenue, AMBAC FHA Insured)	5.40	11/01/2017	1,275,000	1,275,791
New Jersey Housing & Mortgage Finance Agency MFHR Series B (Housing Revenue, AGM Insured)	6.05	11/01/2017	815,000	816,516
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.35	11/01/2013	2,530,000	2,535,870
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.45	11/01/2014	840,000	841,688
New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.70	05/01/2020	185,000	185,165
New Jersey Housing & Mortgage Finance Agency MFHR Series E-2 (Housing Revenue, AGM Insured)	5.70	11/01/2020	340,000	340,303
New Jersey State HEFAR Series 1A (Education Revenue)	4.75	12/01/2029	4,000,000	3,933,560
New Jersey State HEFAR Series A (Education Revenue)	5.00	06/01/2027	10,000,000	10,235,800
New Jersey State Higher Education Assistance Authority Series A (Education Revenue)	5.63	06/01/2030	2,900,000	2,932,857
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

16

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New Jersey (continued)
New Jersey State Transportation System Series A (Transportation Revenue, NATL-RE FGIC Insured)	5.75%	06/15/2025	$10,000,000	$10,434,100
New Jersey State Transportation Trust Fund Authority (Transportation Revenue)	6.00	12/15/2038	10,425,000	11,022,561
Stony Brook NJ Regional Sewer Authority Series B (Water & Sewer Revenue, GO of Authority Insured)	5.45	12/01/2012	215,000	224,406
West Windsor Township NJ Parking Authority (Transportation Revenue, Municipal Government Guaranty, GO of Authority Insured)	6.10	12/01/2012	50,000	50,229

				89,222,880

New Mexico: 0.03%
Otero County NM Jail Project (Miscellaneous Revenue)	5.50	04/01/2013	725,000	706,766

New York: 5.30%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12/01/2014	2,130,000	2,035,939
Hempstead Town NY Local Development The Academy Charter School Series A (Miscellaneous Revenue)	8.25	02/01/2041	10,005,000	9,649,622
Islip NY Resource Recovery Agency 1985 Facilities Series B (Resource Recovery Revenue, AMBAC Insured)	7.25	07/01/2011	100,000	101,510
Long Island NY Power Authority Electric Systems Series A (Utilities Revenue, BHAC Insured)	5.50	05/01/2033	4,000,000	4,163,840
Metropolitan Transportation Authority NY Series 2008-C (Transportation Revenue)	6.50	11/15/2028	8,000,000	8,869,840
Metropolitan Transportation Authority NY Services Contract Series 7 (Miscellaneous Revenue)	5.63	07/01/2016	10,000,000	10,673,400
New York City NY IDA American Airlines JFK International Airport (IDR)	7.13	08/01/2011	1,220,000	1,220,586
New York NY Municipal Water & Sewersystems Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	06/15/2040	11,625,000	12,356,213
New York NY Municipal Water & Sewersystems Finance Authority Series 2009-A (Water & Sewer Revenue)	5.75	06/15/2040	10,000,000	10,553,400
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue, State Aid Withholding Insured)	5.75	01/15/2039	2,500,000	2,614,600
New York State Dormitory Authority North Shore Jewish Series B (Health Revenue) §±	0.93	05/01/2018	6,465,000	5,585,307
New York State Dormitory Authority Series B (Tax Revenue)	5.75	03/15/2036	10,000,000	10,690,000
New York State Energy R&D Authority Gas Facilities Revenue Brooklyn Union Gas Company Series B (Energy Revenue) §±	11.76	07/01/2026	4,300,000	4,309,030
New York State Energy R&D Authority Gas Facilities Revenue Linked Savers & Ribs Brooklyn (Energy Revenue)	6.95	07/01/2026	2,600,000	2,602,730
New York Urban Development Corporation (Housing Revenue)	5.88	02/01/2013	12,000,000	11,927,640
New York Urban Development Corporation Sub Lien (Housing Revenue, Housing & Urban Development 236 GO of Corporation Insured)	5.50	07/01/2016	7,755,000	7,783,849
Niagara County NY IDA Solid Waste Disposal Series B (Resource Recovery Revenue) §±	5.55	11/15/2024	905,000	919,444
Niagara County NY IDA Solid Waste Disposal Series C (Resource Recovery Revenue) §±	5.63	11/15/2024	2,500,000	2,542,225
Niagara Falls NY Public Improvement Project (Tax Revenue, NATL-RE Insured)	7.50	03/01/2014	915,000	1,045,278
Niagara Falls NY Public Improvement Project (Tax Revenue, NATL-RE Insured)	7.50	03/01/2016	685,000	811,389
Niagara Falls NY Public Improvement Project (Tax Revenue, NATL-RE Insured)	7.50	03/01/2016	65,000	82,829
Port Authority of New York & New Jersey Special Obligation JFK International Airport Terminal 6 (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.75	12/01/2025	4,000,000	3,736,600
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ††§±	6.63	10/01/2035	10,000,000	9,935,300
Westchester NY Tobacco Asset (Tobacco Revenue)	5.00	06/01/2026	1,000,000	865,300
Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue)	5.75	06/01/2024	2,380,000	2,501,547
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

17

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New York (continued)
Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue)	6.00%	06/01/2029	$1,000,000	$1,029,800
Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue)	6.00	06/01/2041	1,000,000	1,003,100

				129,610,318

North Carolina: 0.38%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	01/01/2026	1,250,000	1,291,263
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	01/01/2024	2,000,000	2,271,900
North Carolina Medical Care Commission First Mortgage Series A (Housing Revenue)	5.75	10/01/2037	2,000,000	1,640,460
North Carolina Turnpike Authority Triangle Expressway Systems Series A (Transportation Revenue, Assured Guaranty Insured)	5.75	01/01/2039	4,000,000	4,004,560

				9,208,183

Ohio: 0.72%
Adams & Highland Counties OH Valley Local School District (Tax Revenue, NATL-RE Insured)	7.00	12/01/2015	1,730,000	1,922,860
Akron OH Sewer System (Water & Sewer Revenue, AMBAC Insured)	5.00	12/01/2016	1,500,000	1,610,205
Johnstown OH Waterworks System Mortgage (Water & Sewer Revenue)	6.00	12/01/2017	230,000	230,336
Kings OH Local School District (Tax Revenue, NATL-RE FGIC Insured)	7.50	12/01/2016	1,000,000	1,193,000
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, NATL-RE Insured)	6.25	04/01/2020	2,500,000	2,825,100
Ohio Enterprise Bond Toledo Series 2A (IDR)	5.50	12/01/2019	3,600,000	3,835,620
Ohio Municipal Electric Generation Agency Refunding Joint Venture 5 Certificates of Beneficial Interest (Utilities Revenue, AMBAC Insured)	5.00	02/15/2018	4,020,000	4,217,704
RiverSouth OH Authority Lazarus Building Redevelopment Series A (Lease Revenue)	5.75	12/01/2027	1,900,000	1,646,445

				17,481,270

Oklahoma: 0.63%
Comanche County OK Independent School District # 4 Geronimo (Education Revenue)	6.25	08/15/2014	2,652,748	2,791,805
McAlester OK Public Works Authority Series A (Lease Revenue, FSA Insured)	5.75	02/01/2020	1,055,000	1,080,215
McGee Creek Authority OK Water Revenue (Water & Sewer Revenue, NATL-RE Insured)	6.00	01/01/2023	5,000,000	5,390,500
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, NATL-RE Insured) (a)§±(m)(n)	0.70	06/01/2019	4,850,000	4,347,818
Oklahoma Water Resource Board Revolving Fund (Water & Sewer Revenue)	5.00	04/01/2028	1,400,000	1,486,184
Okmulgee OK Municipal Authority Series A (Utilities Revenue)	5.00	12/01/2024	375,000	393,518

				15,490,040

Oregon: 0.21%
Oregon State Health Housing ECFA Aspen Foundation II Series A (Housing Revenue) (i)^^	6.13	04/15/2029	1,370,000	734,909
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	01/01/2012	395,000	393,811
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	01/01/2013	2,855,000	2,820,797
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	01/01/2014	1,100,000	1,070,762

				5,020,279

Pennsylvania: 5.12%
Allegheny County PA Airport Authority Pittsburg International Airport (Port, Airport, & Marina Authority Revenue, NATL-RE-IBC FGIC Insured) ±	5.00	01/01/2016	1,410,000	1,469,742
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

18

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.00%	05/15/2018	$5,000,000	$5,489,800
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	08/15/2039	5,000,000	4,838,050
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) §±	0.92	02/01/2021	9,000,000	7,796,250
Allegheny County PA Hospital Development Authority West Pennsylvania Series A (Health Revenue)	5.00	11/15/2011	5,500,000	5,411,615
Allegheny County PA IDA Propel Schools Homestead Project Series A (Miscellaneous Revenue)	7.50	12/15/2029	2,235,000	2,110,622
Allegheny County PA Series C-59B (Tax Revenue, AGM Insured) §±	0.75	11/01/2026	14,675,000	11,748,218
Cambria County PA (Tax Revenue, FGIC Insured)	5.50	08/15/2016	175,000	175,191
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63	10/01/2015	1,520,000	1,506,046
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10	07/01/2013	1,240,000	1,242,368
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	07/01/2019	2,110,000	2,060,879
Delaware Valley PA Regional Financial Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	07/01/2032	12,500,000	12,288,125
Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	08/01/2028	10,075,000	9,886,698
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue, AMBAC Insured)	7.75	07/01/2027	2,220,000	2,719,234
Delaware Valley PA Regional Financial Authority Series C (Miscellaneous Revenue) ±	0.86	06/01/2027	5,100,000	3,474,273
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) §±	5.25	12/01/2033	10,000,000	10,118,200
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured) §±	5.00	12/01/2033	4,625,000	4,633,834
Latrobe PA IDA College Street Vincent College Project (Education Revenue)	5.35	05/01/2015	1,165,000	1,178,712
Luzerne County PA Series C (Tax Revenue, FSA Insured)	7.00	11/01/2018	825,000	966,818
Luzerne County PA Series E (Tax Revenue, FSA Insured)	8.00	11/01/2027	135,000	154,250
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.38	08/01/2038	7,000,000	6,984,530
Penn Hills Municipality PA Compound Interest Bonds Series B (Tax Revenue, AMBAC Insured) ^	4.04	12/01/2017	1,000,000	764,690
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2012	4,000,000	4,035,360
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2015	5,750,000	5,466,640
Pennsylvania EDFA Water Facilities Pennsylvania-American Water Company Project (Water & Sewer Revenue)	6.20	04/01/2039	5,000,000	5,188,050
Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Series PG A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.00	12/01/2015	1,625,000	1,732,413
Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Series PG A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.00	12/01/2016	680,000	719,970
Philadelphia PA Authority For Industrial Development Mast Charter School (Miscellaneous Revenue)	6.00	08/01/2035	1,410,000	1,385,085
Philadelphia PA Gas Works Revenue Refunding 8th-1998 General Ordinance Series A (Energy Revenue)	5.25	08/01/2017	3,340,000	3,589,131
Philadelphia PA Municipal Authority (Lease Revenue)	4.70	04/01/2015	1,070,000	1,135,259
Philadelphia PA School District Refunding Series 2010C (Tax Revenue, State Aid Withholding Insured)	5.00	09/01/2018	1,860,000	1,965,202
Scranton PA School District Prerefunded (Tax Revenue, AMBAC State Aid Withholding Insured)	5.00	04/01/2017	2,155,000	2,162,887
Washington County PA Hospital Authority Monongahela Valley Hospital Project (Health Revenue)	6.25	06/01/2022	750,000	765,473
				125,163,615
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

19

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Puerto Rico: 1.00%
Puerto Rico Commonwealth GO Series A (Tax Revenue, Assured Guaranty Insured) ±	2.17%	07/01/2019	$9,000,000	$7,652,790
Puerto Rico Commonwealth Highway & Transportation Authority Series Z (Tax Revenue, AGM Insured)	6.00	07/01/2018	2,000,000	2,210,360
Puerto Rico Electric Power Authority Refunding LIBOR Series UU (Utilities Revenue) §±	0.90	07/01/2031	4,235,000	2,802,638
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) §±	0.72	07/01/2029	14,000,000	9,515,660
Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue)	6.38	08/01/2039	1,845,000	1,895,738
University of Puerto Rico Series Q (Education Revenue)	5.00	06/01/2016	460,000	468,878

				24,546,064

Rhode Island: 0.13%
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Lease Revenue, NATL-RE Insured)	5.80	09/01/2022	3,295,000	3,226,266

South Carolina: 3.73%
Allendale County SC School District Energy Savings Special Obligation (Lease Revenue, State Aid Withholding Insured)	7.00	12/01/2013	815,000	844,242
Allendale County SC School District Energy Savings Special Obligation (Lease Revenue, State Aid Withholding Insured)	8.50	12/01/2018	1,780,000	1,842,727
Berkeley County SC School District Installment Lease Securing Assets for Education (Lease Revenue)	5.25	12/01/2024	1,760,000	1,777,424
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (IDR)	6.75	05/01/2017	400,000	495,220
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Lease Revenue)	5.00	12/01/2023	9,105,000	9,434,510
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Lease Revenue) (h)±	8.35	12/01/2013	15,000,000	15,297,000
Cherokee County SC Scago Educational Facilities Corporation Cherokee School District # 1 Series B (Lease Revenue, AGM Insured)	5.00	12/01/2026	2,295,000	2,307,301
Columbia SC Parking Facilities (Transportation Revenue, AMBAC Insured)	5.88	12/01/2013	1,540,000	1,545,698
Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue) ^^^	11.56	01/01/2038	4,350,000	223,286
Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue) ^^^	12.59	01/01/2034	7,800,000	504,192
Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue) ^^^	13.27	01/01/2032	10,350,000	750,789
Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue) ^^^	15.09	01/01/2028	400,000	36,664
Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue) ^^^	15.71	01/01/2027	5,000,000	485,400
Fort Mill SC Fort Mill School Facilities Corporation (Lease Revenue)	5.25	12/01/2019	2,075,000	2,178,709
Kershaw County SC Public School District Kershaw County School District Installment Purchase Project (Lease Revenue, CIFC Insured)	5.00	12/01/2024	7,415,000	7,279,899
Kershaw County SC Public School District Kershaw County School District Installment Purchase Project (Lease Revenue, CIFC Insured)	5.00	12/01/2026	3,420,000	3,255,498
Kershaw County SC Public Schools Foundation Installment Power Revenue (Lease Revenue, CIFC Insured)	5.00	12/01/2018	250,000	262,215
Kershaw County SC Public Schools Foundation Installment Power Revenue (Lease Revenue, CIFC Insured)	5.00	12/01/2020	1,340,000	1,366,452
Kershaw County SC Public Schools Kershaw County School District Project (Lease Revenue, CIFC Insured)	5.00	12/01/2021	2,870,000	2,910,352
Kershaw County SC Public Schools Kershaw County School District Project (Lease Revenue, CIFC Insured)	5.00	12/01/2022	1,405,000	1,412,067
Kershaw County SC Public Schools Kershaw County School District Project (Lease Revenue, CIFC Insured)	5.00	12/01/2023	6,950,000	6,939,158
Lancaster SC Educational Assistance Program School District Lancaster County Project (Lease Revenue)	5.00	12/01/2026	2,895,000	2,833,279
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

20

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
South Carolina (continued)
Lee County SC School Facilities Incorporated Series 2006 (Lease Revenue, Radian Insured)	6.00%	12/01/2031	$2,890,000	$2,774,169
Lexington County SC Health Services District Incorporated (Health Revenue)	5.00	11/01/2016	1,000,000	1,073,350
Lexington County SC One School Facilities Corporation Installment Purchase Lexington County School District # 1 (Lease Revenue)	5.25	12/01/2024	2,110,000	2,167,941
Lexington County SC One School Facilities Corporation Installment Purchase Lexington County School District # 1 (Lease Revenue)	5.25	12/01/2026	2,340,000	2,372,666
Lexington SC Water & Sewer Series A (Water & Sewer Revenue, NATL-RE Insured)	5.75	04/01/2020	500,000	500,000
Myrtle Beach SC Tax Increment Myrtle Beach Air Force Base Redevelopment Project Series A (Tax Revenue)	5.25	10/01/2026	1,460,000	980,478
Myrtle Beach SC Tax Increment Myrtle Beach Air Force Base Redevelopment Project Series A (Tax Revenue)	5.30	10/01/2035	2,500,000	1,485,025
Newberry SC Newberry County School District Project (Lease Revenue)	5.25	12/01/2017	760,000	809,689
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	01/01/2019	210,000	265,411
Piedmont SC Municipal Power Agency Series A (Utilities Revenue, FGIC Insured)	6.50	01/01/2014	290,000	332,044
Scago Educational Facilities Corporation for Calhoun School District (Lease Revenue, Radian Insured)	5.00	12/01/2012	590,000	614,992
Scago Educational Facilities Corporation for Colleton School District (Lease Revenue, Assured Guaranty Insured)	5.00	12/01/2015	150,000	164,882
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10/01/2029	2,805,000	2,762,112
South Carolina Housing Finance & Development Authority Mortgage Series A-2 (Housing Revenue, AGM Insured)	6.35	07/01/2019	425,000	430,861
South Carolina Housing Finance & Development Authority Mortgage Series B-1 (Housing Revenue, AGM Insured)	5.75	07/01/2015	260,000	261,186
South Carolina Jobs EDFA Hospital Facilities Georgetown Memorial Hospital (Health Revenue, AMBAC Insured)	6.00	11/01/2014	1,600,000	1,610,848
South Carolina State Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10/01/2024	6,445,000	6,382,677
Three Rivers SC Solid Waste Authority Capital Appreciation Landfill Gas Project (Resource Recovery Revenue) ^	6.43	10/01/2031	1,835,000	502,386
Three Rivers SC Solid Waste Authority Capital Appreciation Landfill Gas Project (Resource Recovery Revenue) ^	6.55	10/01/2030	980,000	279,408
University of South Carolina Athletic Facilities (Education Revenue, AMBAC Insured)	5.50	05/01/2018	1,300,000	1,371,357

				91,123,564

South Dakota: 0.43%
Lower Brule Sioux Tribe SD Series B (Tax Revenue)	5.50	05/01/2019	2,000,000	1,601,060
Lower Brule Sioux Tribe SD Series B (Tax Revenue)	5.60	05/01/2020	1,440,000	1,128,614
Rapid City SD Series A (Airport Revenue)	6.75	12/01/2031	1,020,000	1,035,902
Rapid City SD Series A (Airport Revenue)	7.00	12/01/2035	750,000	757,163
Sisseton-Wahpeton Sioux Tribe Lake Traverse Reservation SD (Miscellaneous Revenue) (i)	7.00	11/01/2013	245,000	225,373
Sisseton-Wahpeton Sioux Tribe Lake Traverse Reservation SD (Miscellaneous Revenue) (i)	7.00	11/01/2023	1,290,000	934,308
South Dakota EDFA Pooled Loan Program Angus Incorporated Project Series A (Utilities Revenue, LaSalle Bank NA LOC)	5.00	04/01/2011	285,000	285,000
South Dakota EDFA Pooled Loan Program Angus Incorporated Project Series A (Utilities Revenue, LaSalle Bank NA LOC)	5.25	04/01/2012	300,000	311,034
South Dakota EDFA Pooled Loan Program Angus Incorporated Project Series A (Utilities Revenue, LaSalle Bank NA LOC)	5.25	04/01/2013	320,000	340,179
South Dakota EDFA Pooled Loan Program McEleeg Project Series B (IDR)	5.00	04/01/2014	370,000	396,444
South Dakota EDFA Pooled Loan Program Midstates Print Series A (IDR)	5.50	04/01/2018	535,000	546,149
South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (Miscellaneous Revenue)	5.88	04/01/2028	2,860,000	2,840,266

				10,401,492

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

21

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Tennessee: 1.54%
Clarksville TN Natural Gas Acquisition Corporation (Energy Revenue)	5.00%	12/15/2015	$2,000,000	$2,092,940
Metropolitan Nashville Airport Authority Aero Nashville LLC Project (Port, Airport, & Marina Authority Revenue)	5.20	07/01/2026	900,000	810,729
Tennessee Energy Acquisition Corporation Gas Series A (Energy Revenue)	5.25	09/01/2018	3,200,000	3,167,552
Tennessee Energy Acquisition Corporation Gas Series C (Energy Revenue)	5.00	02/01/2021	7,000,000	6,781,250
Tennessee Energy Acquisition Corporation Gas Series C (Energy Revenue)	5.00	02/01/2025	5,000,000	4,698,750
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2015	500,000	514,940
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2016	3,015,000	3,042,768
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	02/01/2022	2,000,000	1,920,620
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2017	1,935,000	1,939,083
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2018	3,575,000	3,541,967
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2019	9,200,000	9,016,736

				37,527,335

Texas: 10.73%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00	08/15/2034	6,840,000	6,841,642
Central Texas Regional Mobility Authority Capital Appreciation (Transportation Revenue) ^	7.41	01/01/2026	3,000,000	1,028,640
Central Texas Regional Mobility Authority Capital Appreciation (Transportation Revenue) ^	7.51	01/01/2027	3,000,000	942,240
Central Texas Regional Mobility Authority Capital Appreciation (Transportation Revenue) ^	7.76	01/01/2031	4,000,000	894,400
Central Texas Regional Mobility Authority Capital Appreciation (Transportation Revenue) ^	7.91	01/01/2035	1,250,000	199,400
Central Texas Regional Mobility Authority Capital Appreciation (Transportation Revenue) ^	8.09	01/01/2040	1,000,000	103,410
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue, NATL-RE FGIC Insured) ^	3.11	01/01/2016	400,000	345,076
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	01/01/2025	2,000,000	1,966,260
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue) ^	7.60	01/01/2028	2,225,000	640,956
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue) ^	7.65	01/01/2029	4,000,000	1,060,640
Clifton TX Higher Education Finance Corporation Tejano Center Community Raul Series A (Miscellaneous Revenue)	7.75	02/15/2018	145,000	162,436
Dallas TX Austin Trust Variable Certificates Series 08-1163-2 (Tax Revenue) (h)§±	9.74	12/01/2043	10,000,000	10,068,200
Dallas TX Austin Trust Variable Certificates Series 08-1163-3 (Tax Revenue) (h)§±	9.74	12/01/2048	10,000,000	9,876,200
Dallas TX Independent School District School Building (Tax Revenue, PSF-GTD Insured)	6.38	02/15/2034	10,000,000	11,228,500
Dallas-Fort Worth TX International Airport Series B (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	6.25	11/01/2028	5,000,000	5,018,700
Garza County TX Public Facilities Corporation (Lease Revenue)	5.25	10/01/2016	1,200,000	1,273,404
Garza County TX Public Facilities Corporation (Lease Revenue)	5.25	10/01/2017	755,000	787,473
Garza County TX Public Facilities Corporation (Lease Revenue)	5.50	10/01/2016	825,000	885,555
Garza County TX Public Facilities Corporation (Lease Revenue)	5.50	10/01/2019	1,400,000	1,436,876
Garza County TX Public Facilities Corporation (Lease Revenue)	5.75	10/01/2025	1,750,000	1,703,083
Gulf Coast TX Waste Disposal Authority Environmental Improvement International Paper Series A (Resource Recovery Revenue)	6.10	08/01/2024	4,575,000	4,586,392
Harris County TX Health Facilities Development Corporation Hospital Memorial Hermann Health Care Systems Series B (Health Revenue)	7.25	12/01/2035	11,000,000	11,854,810
Harris County TX Health Facilities Development Corporation Memorial Hospital Systems Project Series A (Health Revenue, NATL-RE Insured)	6.00	06/01/2013	500,000	538,810
Houston TX Water Conveyance COP Series H (Lease Revenue, AMBAC Insured)	7.50	12/15/2015	1,400,000	1,569,834
Houston TX Airport System Series C (Port, Airport, & Marina Authority Revenue, XLCA Insured) (a)§±(m)(n)	0.49	07/01/2032	7,725,000	6,928,693
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

22

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)
Houston TX Water Conveyance Systems COP Series H (Lease Revenue, AMBAC Insured)	7.50%	12/15/2014	$1,000,000	$1,106,860
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue)	6.25	02/15/2017	750,000	789,743
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Miscellaneous Revenue)	6.25	08/15/2021	6,165,000	6,180,351
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Miscellaneous Revenue)	7.50	08/15/2041	6,500,000	6,422,455
Lewisville TX Combination Contract (Miscellaneous Revenue)	6.75	10/01/2032	2,390,000	2,278,268
Lower Colorado TX River Authority Prerefunded Series A (Miscellaneous Revenue)	7.25	05/15/2037	4,905,000	6,009,017
Lower Colorado TX River Authority Series A (Miscellaneous Revenue)	6.50	05/15/2037	5,000,000	5,211,700
Lower Colorado TX River Authority Unrefunded (Miscellaneous Revenue)	7.25	05/15/2037	95,000	102,135
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.20	07/01/2030	25,790,000	24,828,807
Sabine River Authority TX PCR TXU Electric Company Project Series B (Resource Recovery Revenue) §±	5.75	05/01/2030	7,865,000	7,402,931
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	06/01/2022	1,735,000	1,709,374
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	06/01/2023	1,000,000	970,340
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	06/01/2024	750,000	715,253
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities PG Series B (Housing Revenue, GNMA/FNMA Insured)	6.30	10/01/2035	409,969	418,049
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Series B (Housing Revenue, GNMA/FNMA Insured)	6.00	02/01/2036	764,533	766,047
Tarrant County TX Cultural Education Facilities Finance Corporation (Health Revenue) (i)^^	6.38	11/01/2036	8,400,000	3,108,000
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	05/15/2017	1,400,000	1,387,274
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities (Health Revenue)	6.50	11/15/2014	1,230,000	1,208,955
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	02/15/2023	9,900,000	9,999,693
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Energy Revenue)	5.50	08/01/2021	5,915,000	5,948,301
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Energy Revenue)	5.50	08/01/2023	7,810,000	7,774,777
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series A (Energy Revenue)	5.00	12/15/2016	450,000	465,647
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series A (Energy Revenue)	5.25	12/15/2019	1,045,000	1,032,282
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series A (Energy Revenue)	5.25	12/15/2024	4,760,000	4,510,481
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series D (Energy Revenue)	5.63	12/15/2017	16,965,000	17,888,235
Texas Municipal Gas Acquisition & Supply Corporation I Series D (Energy Revenue)	6.25	12/15/2026	4,000,000	4,044,280
Texas Municipal Gas Acquisition & Supply Corporation I Sub Lien Series C (Energy Revenue) §±	1.66	12/15/2026	1,250,000	891,425
Texas Municipal Gas Acquisition & Supply Corporation Series A (Energy Revenue) §±	0.80	09/15/2027	5,000,000	3,806,550
Texas Municipal Gas Acquisition & Supply Corporation Series A (Energy Revenue) §±	0.91	09/15/2017	7,035,000	6,729,118
Texas Municipal Gas Acquisition & Supply Corporation Series B (Energy Revenue) §±	0.72	09/15/2017	33,500,000	32,150,620
Texas Municipal Gas Acquisition & Various Senior Lien Series B (Energy Revenue) §±	0.91	12/15/2026	3,500,000	2,479,400
Texas Municipal Power Agency (Utilities Revenue, NATL-RE Insured) ^	1.76	09/01/2015	40,000	36,982
Texas State PFA Charter School Finance Corporation Uplift Education Series A (Miscellaneous Revenue)	5.75	12/01/2027	735,000	632,431
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

23

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)
Texas State PFA Charter School Finance Corporation Uplift Education Series A (Miscellaneous Revenue)	5.88%	12/01/2036	$880,000	$718,036
Texas State PFA Cosmos Foundation Series A (Miscellaneous Revenue)	5.00	02/15/2018	2,025,000	1,982,293
Texas State Veterans Housing Assistance (Miscellaneous Revenue) §±	0.25	06/01/2038	7,500,000	7,500,000
Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured) §±	6.35	10/01/2034	970,945	975,392

				262,123,132

Utah: 0.69%
Carbon County UT Solid Waste Disposal Laidlaw Environmental Project Series A (IDR)	7.45	07/01/2017	1,000,000	1,002,370
Spanish Fork City UT Charter School American Leadership Academy (Miscellaneous Revenue) ††	5.55	11/15/2021	1,555,000	1,337,549
Utah County UT Charter School Ronald Wilson Reagan Series A (Miscellaneous Revenue)	5.75	02/15/2022	900,000	768,078
Utah Housing Finance Agency SFHR Series C-2 (Housing Revenue, FHA Insured)	5.75	07/01/2021	30,000	30,006
Utah Housing Finance Agency SFHR Series E-1 (Housing Revenue, FHA Insured)	5.38	07/01/2018	20,000	20,142
Utah State Charter School Finance Authority Early Light Academy Project (Miscellaneous Revenue)	8.50	07/15/2046	6,280,000	6,250,735
Utah State Charter School Finance Authority MTN (Miscellaneous Revenue)	8.00	07/15/2030	2,135,000	2,091,531
Utah State Charter School Finance Authority MTN (Miscellaneous Revenue)	8.00	07/15/2041	3,910,000	3,709,847
West Valley City UT Charter School Monticello Academy (Miscellaneous Revenue) ††	6.38	06/01/2037	1,975,000	1,568,585

				16,778,843

Virgin Islands: 1.54%
Virgin Islands PFA Senior Lien Matching Fund Loan Note Series A (Water & Sewer Revenue)	5.25	10/01/2018	435,000	451,874
Virgin Islands PFA Senior Lien Matching Fund Loan Note Series A (Water & Sewer Revenue)	5.25	10/01/2019	300,000	309,387
Virgin Islands PFA Series A (Miscellaneous Revenue)	6.75	10/01/2037	5,750,000	5,914,105
Virgin Islands PFA Series B (Tax Revenue)	5.00	10/01/2025	6,300,000	5,928,048
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10/01/2016	4,040,000	4,318,922
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10/01/2018	8,860,000	9,271,370
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2017	2,000,000	2,119,940
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2022	5,500,000	5,444,120
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10/01/2025	4,000,000	3,826,960

				37,584,726

Virginia: 1.75%
Arlington County VA IDA MFHR Patrick Henry Apartments Project (Housing Revenue, FNMA Insured)	6.05	11/01/2032	1,745,000	1,746,972
Buena Vista VA IDA Water & Sewer Facilities Route 60 Project (Water & Sewer Revenue)	6.25	07/15/2011	45,000	45,080
Dulles Town VA CDA Special Assessment Tax (Miscellaneous Revenue)	6.25	03/01/2026	8,480,000	8,069,314
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	09/01/2016	500,000	501,140
Harrisonburg VA Redevelopment & Housing Authority MFHR Greens of Salem Run Project (Housing Revenue, FSA Insured)	6.20	04/01/2017	500,000	500,620
Henrico County VA IDA Solid Waste Browning Ferris Industrial South Atlantic Incorporated Series A (Resource Recovery Revenue)	5.88	03/01/2017	3,750,000	3,755,175
King & Queen County VA IDA Authority Public Facilities Lease King & Queen Courts Complex Series A (Lease Revenue, Radian Insured)	5.63	07/15/2017	1,000,000	1,000,480
Marquis VA CDA (Miscellaneous Revenue)	5.63	09/01/2018	1,855,000	1,464,059
Montgomery County VA IDA (Lease Revenue, AMBAC Insured)	5.50	01/15/2020	1,120,000	1,176,493
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

24

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Virginia (continued)
Reynolds Crossing VA CDA Reynolds Crossing Project (Miscellaneous Revenue)	5.10%	03/01/2021	$2,774,000	$2,520,429
Richmond VA IDA Student Housing University Real Estate Foundation (Education Revenue)	5.45	01/01/2021	1,000,000	1,016,620
Roanoke VA IDA Hospital Carilion Health Systems Series A (Health Revenue, NATL-RE Insured)	5.50	07/01/2018	3,670,000	3,818,598
Suffolk VA Redevelopment & Housing Authority MFHR Hope Village Apartments Project (Housing Revenue)	5.10	02/01/2014	470,000	480,082
Virginia Biotechnology Research Park IDA Biotech Five Project Series A (Lease Revenue, Branch Banking & Trust LOC)	5.25	10/01/2014	1,125,000	1,138,140
Virginia HDA Commonwealth Mortgage Series A1 (Housing Revenue)	4.80	10/01/2018	3,000,000	3,052,110
Virginia HDA Commonwealth Mortgage Series A1 (Housing Revenue)	4.85	04/01/2019	3,100,000	3,141,478
Virginia HDA Commonwealth Mortgage Series A1 (Housing Revenue)	4.85	10/01/2019	3,100,000	3,138,099
Virginia State Resources Authority Prerefunded 2010 Pooled Series A (Utilities Revenue, NATL-RE Insured)	5.50	05/01/2016	180,000	182,576
Virginia State Resources Authority Unrefunded Balance 2010 (Utilities Revenue, NATL-RE Insured)	5.50	05/01/2016	30,000	30,415
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	03/01/2020	1,118,000	1,047,913
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, AMBAC Insured) §±	5.50	01/01/2015	1,890,000	2,029,085
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, AMBAC Insured) §±	5.50	01/01/2015	2,630,000	2,823,542

				42,678,420

Washington: 1.84%
Ocean Shores WA Local Improvement Number 2007-01 (Miscellaneous Revenue)	7.25	02/01/2031	5,000,000	5,090,100
Port of Sunnyside WA (Port, Airport, & Marina Authority Revenue)	6.63	12/01/2021	2,250,000	2,338,920
Quinault Indian Nation WA Quinault Beach Series A (Miscellaneous Revenue, ACA Insured)	5.80	12/01/2015	605,000	510,759
Tobacco Settlement Authority WA Asset-Backed (Tobacco Revenue)	5.50	06/01/2012	250,000	256,285
Tobacco Settlement Authority WA Asset-Backed (Tobacco Revenue)	6.50	06/01/2026	19,855,000	19,982,668
Washington Health Care Facilities Authority Catholic Health Initiatives Series D (Health Revenue) (h)††±	10.12	10/01/2016	16,000,000	16,701,280

				44,880,012

West Virginia: 0.01%
Ohio County WV Fort Henry Center Financing District Series A (Tax Revenue)	5.00	06/01/2015	215,000	214,028

Wisconsin: 1.92%
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.13	08/01/2015	470,000	466,010
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.63	08/01/2025	1,500,000	1,300,425
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.75	08/01/2035	1,865,000	1,500,393
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	02/15/2039	1,500,000	1,458,825
Oneida Tribe of Indians WI Retail (Tax Revenue) ††	5.50	02/01/2021	7,300,000	7,417,457
Superior WI Limited Obligation Midwest Energy Series E (Miscellaneous Revenue, NATL-RE FGIC Insured)	6.90	08/01/2021	5,000,000	6,153,600
Waukesha County WI Housing Authority The Arboretum Project (Housing Revenue) §±	5.00	12/01/2027	2,800,000	2,802,044
Wisconsin State HEFA Aurora Health Care Incorporated A (Health Revenue)	5.25	04/15/2024	1,000,000	970,590
Wisconsin State HEFA Aurora Health Care Incorporated B (Health Revenue) §±	5.13	08/15/2027	6,400,000	6,798,080
Wisconsin State HEFA Aurora Medical Group Incorporated Project (Health Revenue, AGM Insured)	5.75	11/15/2025	1,205,000	1,205,723
Wisconsin State HEFA Children’s Hospital Wisconsin B (Health Revenue)	5.38	08/15/2024	500,000	523,485
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

25

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Wisconsin (continued)
Wisconsin State HEFA Fort Health Care Incorporated Project (Health Revenue)	6.10%	05/01/2034	$3,715,000	$3,479,506
Wisconsin State HEFA Marshfield Clinic (Health Revenue, NATL-RE Insured)	5.75	02/15/2027	3,000,000	2,876,310
Wisconsin State HEFA Marshfield Clinic Series B (Health Revenue)	6.00	02/15/2025	2,000,000	2,002,660
Wisconsin State HEFA Ministry Health Care Series A (Health Revenue, NATL-RE Insured)	5.13	02/15/2022	1,300,000	1,292,330
Wisconsin State HEFA Series M (Health Revenue, NATL-RE Insured) (a)§±(m)(n)	0.70	06/01/2019	7,000,000	6,616,138

				46,863,576

Wyoming: 0.50%
Evansville WY Polypipe Incorporated Project (IDR, JPMorgan Chase & Company LOC)	4.65	12/01/2016	4,625,000	4,776,654
West Park Hospital District WY Series A (Hospital Revenue)	6.38	06/01/2026	2,000,000	1,980,820
West Park Hospital District WY Series A (Hospital Revenue)	6.50	06/01/2031	1,000,000	977,930
West Park Hospital District WY Series A (Hospital Revenue)	7.00	06/01/2040	3,000,000	2,981,130
West Park Hospital District WY Series B (Hospital Revenue)	6.50	06/01/2027	500,000	499,940
West Park Hospital District WY Series B (Hospital Revenue)	7.00	06/01/2035	1,085,000	1,068,703

				12,285,177

Total Municipal Bonds and Notes (Cost $2,447,169,619)				2,398,086,738

Short-Term Investments: 0.49%

	Yield	Shares
Investment Companies: 0.41%
Wells Fargo Advantage National Tax-Free Money Market Fund (l)(u)	0.09	9,977,845	9,977,845

		Interest Rate		Principal
US Treasury Bills: 0.08%
US Treasury Bill^		0.09	06/23/2011	$2,100,000	2,099,578

Total Short-Term Investments (Cost $12,077,392)					12,077,423

Total Investments in Securities (Cost $2,502,882,278)*	100.42%				2,453,383,761

Other Assets and Liabilities, Net	(0.42)				(10,224,868)

Total Net Assets	100.00%				$2,443,158,893

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

§	These securities are subject to a demand feature which reduces the effective maturity.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

^	Zero coupon security. Rate represents yield to maturity.

(h)	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

^^	This security is currently in default with regards to scheduled interest and/or principal payments.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

26

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
MUNICIPAL BOND FUND

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $2,502,897,400 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$40,697,274
Gross unrealized depreciation	(90,210,913)

Net unrealized depreciation	$(49,513,639)
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

27

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 2.06%
FHLMC Multifamily Variable Rate Demand Certificates Series M012 Class A1A§±	5.50%	08/15/2051	$44,675,000	$48,270,891
FHLMC Multifamily Variable Rate Demand Certificates Series M012 Class A1A1(a)§±	5.50%	08/15/2051	24,000,000	26,205,600

Total Agency Securities (Cost $74,890,654)				74,476,491

Municipal Bonds and Notes: 96.10%

Alabama: 1.81%
Birmingham AL Airport Authority (Port, Airport, & Marina Authority Revenue)	3.00%	07/01/2013	1,245,000	1,268,817
Birmingham AL Medical Clinic (Health Revenue, SunTrust Bank LOC) §±	0.69%	09/01/2015	9,045,000	9,045,000
Chatom AL Industrial Development Board Power South Energy Cooperative Projects Series A (Utilities Revenue) §±	0.83%	11/15/2038	21,000,000	21,004,200
Chatom AL Industrial Development Board Solid Refunding PowerSouth Energy (Utilities Revenue)	4.00%	08/01/2014	5,840,000	6,088,258
Chatom AL Industrial Development Board Solid Refunding PowerSouth Energy (Utilities Revenue)	4.00%	08/01/2015	2,890,000	2,996,150
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00%	11/01/2013	4,000,000	4,245,480
East AL Health Care Authority Series B (Health Revenue)	4.63%	09/01/2012	1,150,000	1,175,415
Huntsville AL Solid Waste Disposal Authority (Resource Recovery Revenue, NATL-RE Insured)	5.75%	10/01/2012	3,000,000	3,009,690
Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25%	02/01/2016	500,000	482,030
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series A (IDR) §±	4.75%	06/01/2034	9,755,000	10,088,328
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series B (IDR) §±	4.88%	06/01/2034	1,500,000	1,588,935
University of Alabama at Birmingham Hospital Series A (Health Revenue)	4.00%	09/01/2011	1,000,000	1,010,430
University of Alabama at Birmingham Hospital Series A (Health Revenue)	5.00%	09/01/2012	800,000	835,320
University of Alabama at Birmingham Hospital Series A (Health Revenue)	5.00%	09/01/2013	380,000	403,590
Wedowee Chimney Cove AL Improvement District Chimney Cove Project (Miscellaneous Revenue, West Georgia National Bank LOC) §^^±	5.00%	07/01/2037	3,245,000	1,944,080

				65,185,723

Alaska: 0.15%
Alaska Energy Authority Utilities (Utilities Revenue, FSA Insured)	6.60%	07/01/2015	3,900,000	4,215,276
Alaska Industrial Development & Export Authority Unrefunded Balance Snettisham 1st (Utilities Revenue, AMBAC Insured)	6.00%	01/01/2015	460,000	460,869
Alaska Student Loan Corporation (Education Revenue)	5.00%	06/01/2014	500,000	538,555

				5,214,700

Arizona: 2.82%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue) §±	0.33%	01/27/2031	9,995,000	9,995,000
Arizona Health Facilities Authority Banner Health Series D (Health Revenue)	5.00%	01/01/2012	1,000,000	1,028,120
Arizona Health Facilities Authority Phoenix Catholic Healthcare West Series E (Health Revenue) §±	5.00%	07/01/2029	2,570,000	2,671,001
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) §±	1.25%	02/01/2042	21,515,000	18,854,025
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) §±	1.10%	02/01/2042	15,175,000	13,376,004
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Arizona (continued)
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.25%	07/01/2015	$4,225,000	$4,452,221
Arizona School Facilities Board State School Trust Series A (Miscellaneous Revenue, AMBAC Insured)	5.50%	07/01/2014	3,965,000	4,337,948
Arizona Sports & Tourism Authority (Tax Revenue, Allied Irish Bank plc LOC) §±	4.10%	07/01/2036	15,000,000	15,000,000
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project (Miscellaneous Revenue, NATL-RE Insured)	5.25%	07/01/2015	2,300,000	2,404,259
Arizona State (Lease Revenue, AGM Insured)	5.00%	10/01/2013	1,750,000	1,872,185
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75%	10/01/2032	3,000,000	2,815,410
Maricopa County AZ IDA Catholic Healthcare West Series A (Health Revenue)	5.00%	07/01/2013	2,000,000	2,110,000
Maricopa County AZ IDA Catholic Healthcare West Series A (Health Revenue)	5.00%	07/01/2016	1,490,000	1,491,281
Maricopa County AZ IDA Catholic Healthcare West Series B (Health Revenue) §±	5.00%	07/01/2025	10,635,000	11,015,201
Pima County AZ IDA Constellation Schools Project (Lease Revenue)	6.38%	01/01/2019	2,955,000	2,854,087
Pima County AZ IDA Global Water Research LLC Project (IDR)	5.50%	12/01/2013	1,635,000	1,600,452
Verrado AZ Community Facilities District # 1 (Tax Revenue)	4.85%	07/15/2014	1,540,000	1,519,949
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.10%	07/01/2012	1,174,000	1,170,877
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.20%	07/01/2013	1,241,000	1,229,446
Watson AZ Community Facilities Distribution (Miscellaneous Revenue)	5.30%	07/01/2014	1,408,000	1,380,361
White Mountain AZ Apache Tribe Fort Apache Indian Reservation Fort Apache Timber Equipment Lease (Miscellaneous Revenue)	4.87%	03/04/2012	886,076	649,538

				101,827,365

Arkansas: 0.01%
Arkansas State Development Financial Authority Public Health Laboratory Project (Health Revenue, AMBAC Insured)	3.90%	12/01/2024	285,000	285,114
Fayetteville AR Capital Improvements (Tax Revenue, AGM Insured)	4.13%	11/01/2026	10,000	10,110

				295,224

California: 7.18%
ABAG Finance Authority for Nonprofit Corporation California Georgiana Bruce Kirby Preparatory School (Education Revenue, Comerica Bank LOC) §±	3.85%	02/01/2037	2,190,000	2,211,747
Alameda County CA COP Capital Appreciation (Lease Revenue, NATL-RE Insured) ^	5.09%	06/15/2014	2,185,000	1,858,867
Alameda County CA COP Refunding Series A (Lease Revenue, NATL-RE Insured)	5.38%	12/01/2014	3,500,000	3,595,655
Alhambra CA City Elementary School Project Series D (Tax Revenue, AGM Insured) ^	2.84%	09/01/2014	1,570,000	1,424,492
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC FHA VA Guaranty Insured)	4.05%	02/01/2014	1,000,000	1,003,970
California HFFA Catholic Healthcare West Series F (Health Revenue) §±	5.00%	07/01/2027	6,025,000	6,460,909
California HFFA Catholic Healthcare West Series G (Health Revenue) §±	5.00%	07/01/2028	3,000,000	3,136,620
California HFFA Cedars-Sinai Medical Center (Health Revenue)	5.00%	08/15/2012	2,500,000	2,612,700
California Infrastructure & Economic Development Bank Pacific Gas & Electric Series E (IDR) §±	2.25%	11/01/2026	7,000,000	7,041,580
California Municipal Finance Authority Waste Management Incorporated Project (Lease Revenue) §±	3.00%	09/01/2014	3,750,000	3,747,525
California Municipal Finance Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue) §±	2.38%	02/01/2039	10,000,000	9,950,900
California PCFA Pacific Gas & Electric Series A (IDR, NATL-RE Insured) §±	5.35%	12/01/2016	7,700,000	7,870,632
California PCFA Solid Waste Disposal Browning Ferris Industries (Housing Revenue, FGIC Insured)	4.55%	02/01/2015	2,670,000	2,707,460
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California PCFA Waste Management Incorporated Project Series A (Resource Recovery Revenue) §±	5.00%	11/01/2038	$5,000,000	$5,246,900
California PCFA West Company Series A (Resource Recovery Revenue, Bank of America NA LOC)	5.13%	01/01/2014	1,270,000	1,272,032
California Pollution Control Financing Authority (Resource Recovery Revenue)	6.75%	07/01/2011	95,000	96,343
California State Economic Recovery Series A (Tax Revenue)	5.00%	07/01/2016	8,500,000	8,582,195
California Statewide CDA Disposal Republic Services Series A (Resource Recovery Revenue)	4.95%	12/01/2012	1,250,000	1,315,525
California Statewide CDA Disposal Waste Management Incorporated Project (Resource Recovery Revenue) §±	1.88%	04/01/2011	3,000,000	3,000,000
California Statewide CDA International School Peninsula Project (Education Revenue)	4.60%	11/01/2013	400,000	399,216
California Statewide CDA Proposition 1A Receivables Program (Miscellaneous Revenue)	5.00%	06/15/2013	1,000,000	1,064,940
Centinela Valley California Union High Capital Appreciation BAN (Tax Revenue) ^	3.27%	12/01/2013	4,755,000	4,358,243
Centinela Valley California Union High Capital Appreciation BAN (Tax Revenue)	4.00%	12/01/2013	5,670,000	5,888,805
Chino Ontario Upland CA Water Facilities Authority COP Agua de Lejos Project (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.20%	10/01/2015	750,000	754,230
Culver City CA RDFA (Tax Revenue, AMBAC Insured)	5.50%	11/01/2014	1,890,000	1,932,166
Delano CA Financing Authority Lease Police Station & Capital Improvements Series A (Lease Revenue)	3.00%	12/01/2013	940,000	923,315
Dinuba CA Redevelopment Agency Merged City Redevelopment Project # 2 (Tax Revenue)	4.45%	10/01/2011	3,300,000	3,303,630
Eureka CA USD Series A (Tax Revenue, NATL-RE FGIC Insured) ^	4.86%	08/01/2018	7,325,000	5,143,835
Gilroy CA School District Measure P (Tax Revenue)	5.00%	04/01/2013	8,500,000	8,964,865
Golden Empire Schools Financing Authority (Lease Revenue)	4.00%	05/01/2012	15,000,000	15,366,450
Golden State Tobacco Securitization Corporation CA Enhanced Asset-Backed Series A (Tobacco Revenue, AMBAC Insured)	5.00%	06/01/2013	5,575,000	5,839,144
Kern CA Community College District COP (Lease Revenue)	4.00%	04/01/2014	16,000,000	16,423,360
Lakeside CA USD Election 2008 Series A (Tax Revenue) ^	0.10%	06/01/2014	6,000,000	5,329,080
Long Beach CA Bond Finance Authority Series A (Energy Revenue)	5.00%	11/15/2012	500,000	519,600
Long Beach CA Bond Finance Authority Series A (Energy Revenue)	5.00%	11/15/2014	800,000	831,944
Long Beach CA Community College District BAN Series A (Miscellaneous Revenue)	9.85%	01/15/2013	18,000,000	20,646,180
Monterey County CA COP Refinancing Project (Lease Revenue, AGM Insured)	4.00%	08/01/2013	800,000	830,408
Northern California Gas Authority # 1 LIBOR (Energy Revenue) §±	0.80%	07/01/2017	17,745,000	15,219,532
Northern California Gas Authority # 1 LIBOR (Energy Revenue) §±	0.83%	07/01/2019	18,025,000	14,061,843
Oakland CA University School District (Tax Revenue, NATL-RE FGIC Insured)	5.00%	08/01/2016	2,810,000	2,944,711
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, AMBAC Insured)	5.50%	05/01/2014	1,645,000	1,656,614
Port of Oakland CA Series K Unrefunded (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.75%	11/01/2014	2,485,000	2,490,517
Port of Oakland CA Series K Unrefunded (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.88%	11/01/2017	2,975,000	2,978,005
Port of Oakland CA Series N (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.00%	11/01/2014	4,090,000	4,215,031
Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.50%	08/15/2013	3,070,000	3,078,381
Sacramento CA City Financing Authority Series A (Lease Revenue, AMBAC Insured)	5.38%	11/01/2014	5,670,000	5,865,672
Sacramento CA City Financing Authority Series B (Lease Revenue)	5.00%	11/01/2014	2,230,000	2,289,742
San Bernardino County CA COP Arrowhead Project Series A (Lease Revenue)	5.00%	08/01/2012	1,315,000	1,371,085
San Diego CA PFFA Ballpark Series A (Lease Revenue, AMBAC Insured) ††	5.00%	02/15/2014	4,310,000	4,550,627
San Diego CA PFFA Ballpark Series A (Lease Revenue, AMBAC Insured) ††	5.00%	02/15/2015	4,525,000	4,798,582
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	3.00%	06/01/2014	$790,000	$803,754
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	4.00%	06/01/2015	2,515,000	2,628,804
Savanna CA Elementary School District Bond Anticipation Notes (Tax Revenue)	4.00%	05/01/2012	900,000	923,625
Savanna CA Elementary School District Capital Appreciation (Tax Revenue) ^	2.48%	05/01/2012	2,000,000	1,946,620
Sierra CA Joint Community College District School Facilities Improvement District # 2 Capital Appreciation Western Nevada Series B (Tax Revenue, NATL-RE Insured) ^	3.64%	08/01/2015	500,000	427,170
Southern CA Public Power Authority National Gas Project Revenue Series A (Energy Revenue)	5.00%	11/01/2013	1,000,000	1,074,390
State of California (Miscellaneous Revenue)	3.00%	06/28/2011	5,000,000	5,028,300
Upland CA COP San Antonio Community Hospital Project (Lease Revenue)	5.00%	01/01/2015	1,915,000	2,037,905
Washington Township CA Health Care District Election 2004 Series A (Tax Revenue)	6.50%	08/01/2013	750,000	825,473
Washington Township CA Health Care District Election 2004 Series A (Tax Revenue)	6.50%	08/01/2014	1,000,000	1,127,530
Washington Township CA Health Care District Series A (Health Revenue)	4.25%	07/01/2011	775,000	778,805
Washington Township CA Health Care District Series A (Health Revenue)	5.00%	07/01/2012	300,000	308,937
Washington Township CA Health Care District Series A (Health Revenue)	5.00%	07/01/2014	1,000,000	1,046,900
Whittier CA Health Facility Revenue Presbyterian Intercommunity Hospital D (Health Revenue)	5.00%	06/01/2013	3,000,000	3,192,780

				259,326,798

Colorado: 0.69%
Colorado ECFA Twin Peaks Charter School (Miscellaneous Revenue)	5.75%	11/15/2018	195,000	204,933
Colorado Health Facilities Authority Catholic Health Series C-2 (Health Revenue) §±	4.00%	10/01/2040	3,000,000	3,194,070
Confluence Metropolitan District (Tax Revenue)	5.25%	12/01/2017	2,000,000	1,736,640
Denver CO City & County Airport Series A (Port, Airport, & Marina Authority Revenue, AMBAC Insured)	6.00%	11/15/2016	1,310,000	1,314,690
Denver CO City & County Airport Series D (Port, Airport, & Marina Authority Revenue, AMBAC-TCRS Insured)	7.75%	11/15/2013	1,530,000	1,650,702
E-470 Public Highway Authority Colorado Series B (Transportation Revenue, NATL-RE Insured) ^	3.42%	09/01/2011	6,330,000	6,239,544
Meridian Metropolitan District Colorado Series A (Tax Revenue, Radian Insured)	5.38%	12/01/2013	1,115,000	1,139,541
Public Authority for Colorado Energy Natural Gas (Energy Revenue)	5.75%	11/15/2018	8,945,000	9,375,702

				24,855,822

Connecticut: 0.07%
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon CT Incorporated Project Series A (Resource Recovery Revenue)	5.50%	01/01/2014	2,365,000	2,370,842
Naugatuck CT COP Incineration Facility Project Series A (Lease Revenue, AMBAC Insured)	5.00%	06/15/2015	305,000	311,359

				2,682,201

District of Columbia: 0.48%
District of Columbia (Miscellaneous Revenue, SunTrust Bank LOC) §±	0.69%	10/01/2037	6,300,000	6,300,000
District of Columbia BNA Pilot Arthur (Tax Revenue)	4.00%	12/01/2012	2,900,000	3,011,099
District of Columbia Convention Center Authority Series A (Tax Revenue, AMBAC Insured)	5.00%	10/01/2012	1,980,000	2,086,108
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
District of Columbia (continued)
District of Columbia HFA Series B (Housing Revenue)	5.63%	06/01/2035	$770,000	$794,478
District of Columbia Tobacco Settlement Financing Corporation Asset-Backed Bonds (Tobacco Revenue)	5.70%	05/15/2012	5,000,000	5,062,850

				17,254,535

Florida: 7.81%
Arcadia FL Housing Authority Arcadia Oaks Association Limited Project (Housing Revenue)	4.25%	01/01/2012	2,800,000	2,803,528
Boynton Beach FL Utility System Refunding (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00%	11/01/2012	270,000	276,056
Brevard County FL HFA Series B (Housing Revenue, GNMA Insured)	6.50%	09/01/2022	90,000	98,120
Broward County FL Series E (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.25%	10/01/2011	5,000,000	5,017,450
Cape Coral FL Bond Anticipation Notes (Water & Sewer Revenue)	6.00%	10/01/2011	6,000,000	6,110,340
Citrus County FL COP (Lease Revenue, Assured Guaranty Insured)	4.00%	04/01/2013	2,170,000	2,253,068
Connerton FL West Community Development District Series B (Miscellaneous Revenue) ^^	5.13%	05/01/2016	1,400,000	559,580
Cooper City FL Utility System (Water & Sewer Revenue, AMBAC Insured) ^	6.69%	10/01/2013	1,210,000	1,026,467
Emerald Coast FL Utilities Authority Revenue Series B (Utilities Revenue, NATL-RE-IBC FGIC Insured)	6.25%	01/01/2013	1,000,000	1,070,940
Escambia County FL HFA Multi County Program Series A2 (Housing Revenue, GNMA, FNMA, FHA & Veteran Affairs Mortgages Insured)	6.95%	04/01/2024	385,000	397,243
Escambia County FL Utilities Authority (Utilities Revenue, NATL-RE FGIC Insured)	6.25%	01/01/2015	1,270,000	1,358,900
Florida Housing Finance Corporation (Housing Revenue)	4.25%	12/15/2012	6,740,000	6,739,663
Florida Housing Finance Corporation Series 2 (Housing Revenue)	5.00%	01/01/2035	1,970,000	1,978,254
Florida State Board of Education Series B (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.50%	07/01/2014	1,500,000	1,532,205
Florida State Department of Corrections COP Okeechobee Correctional Facility Project (Lease Revenue, AMBAC Insured)	5.00%	03/01/2014	1,000,000	1,072,740
Gulf Breeze FL City Hall Series FG&H (Miscellaneous Revenue) §±	3.00%	12/01/2020	12,000,000	11,738,040
Gulf Breeze FL Local Government Series B (Miscellaneous Revenue, FGIC Insured) §±	4.00%	12/01/2020	1,135,000	1,089,260
Gulf Breeze FL Local Government Series B (Miscellaneous Revenue, FGIC Insured) §±	5.30%	12/01/2015	100,000	100,232
Gulf Breeze FL Revenue Local Government Loan E (Miscellaneous Revenue, FGIC Insured) §±	5.55%	12/01/2020	290,000	290,087
Gulf Breeze FL Series B (Miscellaneous Revenue, FGIC Insured) §±	4.25%	12/01/2020	2,000,000	1,935,900
Gulf Breeze FL Series C (Miscellaneous Revenue, FGIC Insured) §±	4.00%	12/01/2020	2,225,000	2,229,139
Gulf Breeze FL Series C (Miscellaneous Revenue, FGIC Insured) §±	4.00%	12/01/2020	1,070,000	1,063,655
Halifax Hospital Medical Center (Health Revenue)	5.25%	06/01/2016	1,000,000	1,059,590
Highlands County FL Health Facilities Authority Health Series I (Health Revenue)	4.50%	11/15/2015	4,625,000	5,005,915
Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00%	10/01/2016	4,575,000	4,749,308
Hillsborough County FL IDA (Resource Recovery Revenue, AMBAC Insured) §±	5.00%	12/01/2034	2,225,000	2,295,533
Hillsborough County FL Port District Series A (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.75%	06/01/2016	1,060,000	1,105,273
Lakeland FL Energy System Revenue (Utilities Revenue) §±	1.35%	10/01/2014	42,000,000	41,982,360
Lee County FL Airport Refunding Series A (Port, Airport, & Marina Authority Revenue, AGM Insured)	5.00%	10/01/2014	3,000,000	3,231,270
Lee County FL Memorial Health System Series A (Health Revenue, AGM Insured)	5.75%	04/01/2013	2,700,000	2,805,786
Lee County FL Solid Waste System Refunding (Resource Recovery Revenue, NATL-RE Insured)	5.63%	10/01/2013	750,000	762,750
Manatee County FL HFA Single Family Sub-Series 2 (Housing Revenue, GNMA Insured)	6.50%	11/01/2023	95,000	96,664
Marion County FL School Board Series B (Lease Revenue, AMBAC Insured)	5.00%	06/01/2014	325,000	348,953
Miami Gardens FL COP Series A-1 (Lease Revenue)	4.00%	06/01/2013	1,055,000	1,096,219
Miami Gardens FL COP Series A-1 (Lease Revenue)	5.00%	06/01/2014	1,095,000	1,173,216
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)
Miami-Dade County FL (Health Revenue)	4.00%	08/01/2013	$480,000	$494,861
Miami-Dade County FL (Health Revenue)	4.00%	08/01/2014	500,000	514,100
Miami-Dade County FL (Health Revenue)	4.00%	08/01/2015	615,000	627,116
Miami-Dade County FL Aviation (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.25%	10/01/2014	1,000,000	1,002,090
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25%	04/01/2016	1,000,000	1,086,230
Miami-Dade County FL Health Facilities Authority Miami Children’s Series A-2 (Health Revenue, NATL-RE Insured) §±	4.55%	08/01/2046	1,650,000	1,717,766
Miami-Dade County FL IDA Dolphins Stadium Project Series D (IDR) §±	3.16%	07/01/2032	17,000,000	17,000,000
Miami-Dade County FL IDA Series C (IDR) §±	3.15%	07/01/2032	1,000,000	1,000,000
Miami-Dade County FL School Board COP (Lease Revenue, Assured Guaranty Insured)	5.00%	05/01/2016	1,400,000	1,503,726
Miami-Dade County FL School Board COP (Lease Revenue) §±	5.00%	05/01/2032	17,000,000	17,894,200
Miami-Dade County FL School Board COP (Lease Revenue, NATL-RE FGIC Insured)	5.25%	10/01/2015	4,000,000	4,230,320
Miami-Dade County FL School Board COP Series A (Lease Revenue, AMBAC Insured)	5.00%	08/01/2011	4,530,000	4,576,115
Miami-Dade County FL School Board COP Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00%	05/01/2012	7,760,000	8,135,351
Miami-Dade County FL School Board COP Series A (Lease Revenue, AMBAC Insured)	5.00%	08/01/2012	1,600,000	1,656,400
Miami-Dade County FL School Board COP Series B (Lease Revenue, NATL-RE Insured) §±	5.50%	05/01/2030	2,750,000	2,761,303
Miami-Dade County FL School Board Master Equipment Lease 2 (Lease Revenue)	3.59%	03/03/2016	11,967,911	12,292,361
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	4.00%	10/01/2012	1,165,000	1,199,612
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	4.00%	10/01/2013	1,000,000	1,042,310
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00%	10/01/2014	1,710,000	1,838,147
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00%	10/01/2015	1,905,000	2,054,276
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00%	10/01/2013	1,450,000	1,545,642
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00%	10/01/2014	1,000,000	1,069,930
Orange County FL Refunding Series A (Tax Revenue, NATL-RE FGIC Insured)	5.13%	01/01/2016	2,000,000	2,108,660
Orlando & Orange County FL Expressway Authority Sub Series B-2 (Transportation Revenue, SunTrust Bank LOC) §±	0.50%	07/01/2040	37,300,000	37,300,000
Palm Beach County FL School Board Series B (Lease Revenue, FGIC Insured) §±	5.00%	08/01/2025	2,215,000	2,245,944
Pembroke Pines FL Charter Schools (Miscellaneous Revenue, Assured Guaranty Insured) §±	0.38%	07/01/2038	11,210,000	11,210,000
Pembroke Pines FL Charter Schools (Miscellaneous Revenue, SunTrust Bank LOC) §±	0.69%	10/01/2038	8,040,000	8,040,000
Polk County FL School Board COP Series A (Lease Revenue, AGM Insured)	3.00%	01/01/2014	535,000	543,624
Polk County FL School Board COP Series A (Lease Revenue, AGM Insured)	3.00%	01/01/2015	1,935,000	1,944,520
Polk County FL School Board COP Series B (Lease Revenue, AGM Insured)	3.00%	01/01/2015	1,235,000	1,241,076
Sarasota County FL Educational Facilities School Arts & Sciences Project (Miscellaneous Revenue)	5.20%	07/01/2017	1,000,000	965,680
South Lake County Hospital District (Health Revenue)	4.00%	10/01/2014	835,000	860,726
South Lake County Hospital District (Health Revenue)	5.00%	10/01/2015	920,000	980,352
St. Johns County FL Water & Sewer Authority Series A (Tax Revenue, NATL-RE Insured) ^	2.29%	06/01/2013	2,600,000	2,473,666
St. Johns County FL Water & Sewer Authority Series A (Tax Revenue, NATL-RE Insured) ^	2.65%	06/01/2014	1,645,000	1,512,051
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00%	10/01/2012	$2,000,000	$2,093,940
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00%	10/01/2013	1,000,000	1,076,880
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00%	10/01/2014	2,500,000	2,744,550
Tampa Bay FL Water Regional Water Refunding (Water & Sewer Revenue)	5.00%	10/01/2015	2,500,000	2,771,550

				281,808,779

Georgia: 1.88%
Atlanta GA Series A (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.50%	11/01/2011	1,000,000	1,027,430
Atlanta GA Series A (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.50%	11/01/2012	8,500,000	9,066,185
Atlanta GA Series A (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.50%	11/01/2013	8,000,000	8,738,640
Atlanta GA Series C (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	6.13%	01/01/2012	2,500,000	2,522,500
Dalton GA School District Equipment Lease Purchase # 996-021203 (GO — Local)	4.20%	08/01/2013	968,477	974,743
Dalton GA School District Equipment Lease Purchase # 996-021203 Series B (GO — Local)	4.20%	08/01/2013	358,729	359,196
Fulton County GA Residential Care Facilities Authority Lenbrook Project Series A (Health Revenue)	5.00%	07/01/2017	4,000,000	3,546,200
Gainesville GA School District Equipment Lease Purchase (Miscellaneous Revenue)	4.20%	03/01/2013	268,776	269,179
George L Smith II GA Domed Stadium Project (Miscellaneous Revenue, NATL-RE Insured)	5.75%	07/01/2014	5,000,000	5,040,800
George L Smith II GA Domed Stadium Project (Miscellaneous Revenue, NATL-RE Insured)	5.75%	07/01/2015	6,000,000	6,042,840
Georgia State Environmental Facilities (Miscellaneous Revenue)	2.40%	03/15/2016	5,500,000	5,475,415
Henry County GA Master State Municipal Loan 144A (Lease Revenue)	4.09%	04/24/2016	4,331,904	4,333,637
Main Street GA Natural Gas Incorporated Series B (Energy Revenue)	5.00%	03/15/2012	820,000	841,730
Main Street GA Natural Gas Incorporated Series B (Energy Revenue)	5.00%	03/15/2013	5,825,000	6,035,574
Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Energy Revenue)	5.00%	03/15/2015	5,050,000	5,238,567
Pike County GA School District (Tax Revenue, AMBAC State Aid Withholding Insured)	5.70%	02/01/2016	1,000,000	1,069,120
Public Gas Partners Incorporated GA Series A (Energy Revenue)	5.00%	10/01/2013	1,525,000	1,639,040
Public Gas Partners Incorporated GA Series A (Energy Revenue)	5.00%	10/01/2014	3,000,000	3,262,980
Putnam County GA School District (Miscellaneous Revenue)	4.20%	03/01/2013	158,478	158,715
Richmond County GA Development Authority (IDR)	5.15%	03/01/2015	2,000,000	2,117,500

				67,759,991

Guam: 0.05%
Guam Department of Education John F. Kennedy High School Project Series A COP (Lease Revenue)	5.50%	12/01/2015	500,000	494,100
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00%	12/01/2012	500,000	521,065
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.00%	07/01/2015	980,000	949,395

				1,964,560

Hawaii: 0.15%
Hawaii State Department of Budget & Finance Hawaiian Electric Company Series A (Utilities Revenue, NATL-RE Insured)	4.95%	04/01/2012	4,545,000	4,629,037
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Hawaii (continued)
Hawaii State Harbor Systems Series A (Port, Airport, & Marina Authority Revenue, AGM Insured)	5.00%	01/01/2013	$645,000	$673,322

				5,302,359

Idaho: 0.05%
Idaho Housing & Finance Association Series A (Housing Revenue)	6.25%	07/01/2038	1,630,000	1,708,207

Illinois: 7.65%
Aurora IL Series B (Tax Revenue)	4.90%	12/30/2011	785,000	785,879
Chicago IL (Port, Airport, & Marina Authority Revenue, BHAC-CR AMBAC Insured)	5.50%	01/01/2016	70,000	70,076
Chicago IL Charter School Project (Miscellaneous Revenue)	4.50%	12/01/2012	600,000	614,028
Chicago IL Charter School Project (Miscellaneous Revenue)	5.00%	12/01/2014	360,000	373,889
Chicago IL Housing Authority (Housing Revenue, AGM Housing & Urban Development Loan Insured)	5.00%	07/01/2013	2,580,000	2,751,493
Chicago IL Housing Authority (Housing Revenue, AGM Housing & Urban Development Loan Insured)	5.00%	07/01/2014	2,265,000	2,452,497
Chicago IL Motor Fuel Tax Revenue (Tax Revenue, AMBAC Insured)	5.38%	01/01/2014	945,000	999,905
Chicago IL O’Hare International Airport Second Lien General Airport (Port, Airport, & Marina Authority Revenue, AMBAC Insured)	5.50%	01/01/2018	15,875,000	15,972,631
Chicago IL O’Hare International Airport (Port, Airport, & Marina Authority Revenue) §±	0.35%	01/01/2016	3,495,000	3,495,000
Chicago IL O’Hare International Airport (Port, Airport, & Marina Authority Revenue)	5.00%	01/01/2016	1,500,000	1,582,140
Chicago IL O’Hare International Airport (Port, Airport, & Marina Authority Revenue)	5.00%	01/01/2017	2,265,000	2,458,884
Chicago IL Series A (Tax Revenue, NATL-RE Insured)	5.38%	01/01/2013	1,560,000	1,616,706
Chicago IL Transit Authority (Miscellaneous Revenue, AMBAC Insured)	5.25%	06/01/2013	2,000,000	2,103,920
Cicero IL Series A (Tax Revenue, XLCA Insured)	5.00%	01/01/2014	1,335,000	1,382,740
Cicero IL Series A (Tax Revenue, XLCA Insured)	5.00%	01/01/2015	2,725,000	2,825,580
Cook & Will County IL High School District 206 (Tax Revenue, Assured Guaranty Insured)	4.00%	12/15/2012	380,000	390,496
Cook & Will County IL High School District 206 (Tax Revenue, Assured Guaranty Insured)	4.00%	12/15/2013	4,195,000	4,339,224
Cook & Will County IL High School District 206 (Tax Revenue, Assured Guaranty Insured)	4.50%	12/15/2014	2,540,000	2,657,119
Cook County IL Series A (Tax Revenue, NATL-RE Insured)	6.25%	11/15/2012	2,000,000	2,150,900
Illinois Development Finance Authority Adventist Health (Health Revenue)	4.00%	02/15/2013	2,535,000	2,579,261
Illinois Development Finance Authority Adventist Health (Health Revenue, AGM Insured)	5.00%	05/15/2014	4,500,000	4,767,300
Illinois Development Finance Authority Adventist Health (Health Revenue)	5.00%	02/15/2015	2,500,000	2,610,625
Illinois Development Finance Authority Adventist Health (Health Revenue, NATL-RE Insured) §±	5.50%	11/15/2013	200,000	217,390
Illinois Educational Facilities Authority (Education Revenue)	5.00%	10/01/2014	1,000,000	1,025,570
Illinois Finance Authority Advocate Health Subseries C3B (Health Revenue) §±	4.38%	11/01/2038	3,500,000	3,675,525
Illinois Finance Authority DePaul University Series B (Education Revenue, XLCA Insured) §±	3.50%	10/01/2026	2,225,000	2,225,000
Illinois Finance Authority Gas Supply Peoples Gas & Coke Company Series A (Miscellaneous Revenue, AMBAC Insured) §±	4.30%	06/01/2035	7,000,000	7,060,340
Illinois Finance Authority New Money Community Rehabilitation Series A (Health Revenue, GO of Participants Insured)	4.80%	07/01/2011	1,425,000	1,420,355
Illinois Finance Authority New Money Community Rehabilitation Series A (Health Revenue, GO of Participants Insured)	4.85%	07/01/2012	990,000	980,486
Illinois Finance Authority Revenue Alexian Brothers Health System (Health Revenue)	5.00%	02/15/2014	3,500,000	3,644,375
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00%	04/01/2013	670,000	693,805
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00%	04/01/2014	$655,000	$678,521
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00%	04/01/2015	555,000	573,443
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00%	05/15/2013	8,000,000	8,243,760
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00%	05/15/2014	3,250,000	3,340,318
Illinois Finance Authority Revenue Roosevelt University Project (Education Revenue)	5.00%	04/01/2015	900,000	925,587
Illinois Finance Authority Revenue University of Chicago System (Health Revenue, NATL-RE Insured)	5.00%	08/15/2015	1,430,000	1,447,346
Illinois Finance Authority Riverside Health System (Health Revenue, JPMorgan Chase Bank LOC, Radian Insured) §±	0.24%	11/15/2022	2,300,000	2,300,000
Illinois Housing Development Authority (Housing Revenue)	5.00%	08/01/2028	3,300,000	3,412,992
Illinois State (Miscellaneous Revenue)	3.00%	05/20/2011	20,000,000	20,043,600
Illinois State (Tax Revenue, AGM Insured)	5.00%	09/01/2015	10,000,000	10,581,800
Illinois State (Tax Revenue)	5.00%	09/01/2015	1,885,000	1,967,412
Illinois State (Tax Revenue)	5.00%	09/01/2016	10,000,000	10,322,500
Illinois State (Miscellaneous Revenue, AGM-CR Insured)	5.25%	10/01/2013	14,275,000	15,126,218
Illinois State (Miscellaneous Revenue, AGM Insured)	5.38%	12/01/2014	5,000,000	5,170,850
Illinois State (Miscellaneous Revenue, AGM Insured)	5.50%	05/01/2015	4,500,000	4,840,245
Illinois State Series A (Miscellaneous Revenue)	5.00%	10/01/2016	5,000,000	5,119,050
Illinois State Series B (Miscellaneous Revenue) §±	3.25%	10/01/2033	30,700,000	30,700,000
Knox & Warren Counties IL (Tax Revenue)	3.50%	01/01/2015	500,000	508,965
Lake County IL Community Consolidated School District (Tax Revenue, NATL-RE Insured)	8.70%	01/01/2016	1,075,000	1,251,064
Lake County IL Forest Preservation District Series A (Tax Revenue) §±	0.66%	12/15/2016	1,800,000	1,714,680
Railsplitter Tobacco Settlement Raigen (Tobacco Revenue)	5.00%	06/01/2015	9,000,000	9,461,700
Railsplitter Tobacco Settlement Raigen (Tobacco Revenue)	5.00%	06/01/2016	18,000,000	18,806,040
Regional Transportation Authority IL (Tax Revenue, GO of Authority Insured) §±	1.50%	06/01/2025	18,720,000	18,720,000
University of Illinois COP Infrastructure Project (Lease Revenue, AMBAC Insured)	5.00%	08/15/2013	5,800,000	6,116,680
University of Illinois COP Infrastructure Project (Lease Revenue, AMBAC Insured)	5.00%	08/15/2014	6,275,000	6,676,098
Upper IL River Valley Development Authority Morris Hospital (Health Revenue)	6.05%	12/01/2011	75,000	76,559
Will & Kendall Counties IL Community Consolidated School District # 202 (Tax Revenue)	4.00%	01/01/2014	925,000	968,410
Will & Kendall Counties IL Community Consolidated School District # 202 (Tax Revenue)	4.00%	01/01/2015	1,800,000	1,880,892
Winnebago & Boone Counties IL School Districts (Tax Revenue, AGM Insured) ^	3.24%	02/01/2015	500,000	441,490
Winnebago & Boone Counties IL School Districts (Tax Revenue, AMBAC Insured)	5.00%	02/01/2014	1,250,000	1,319,050
Winnebago County IL School District Prerefunded Capital Appreciation (Tax Revenue, AGM Insured) ^	1.69%	01/01/2014	1,290,000	1,230,983
Winnebago County IL School District Prerefunded Capital Appreciation (Tax Revenue, AGM Insured) ^	2.91%	01/01/2014	2,310,000	2,131,830

				276,021,222

Indiana: 3.33%
Beech Grove IN School Building Corporation First Mortgage (Lease Revenue, NATL-RE State Aid Withholding Insured)	6.25%	07/05/2016	710,000	792,303
Boone County IN Redevelopment District Bond Anticipation Notes (Tax Revenue)	4.00%	05/15/2013	4,325,000	4,326,038
Indiana Bond Bank Common School Fund Advance Purchase Funding Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00%	02/01/2013	2,050,000	2,147,314
Indiana Bond Bank Common School Fund Advance Purchase Funding Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00%	08/01/2013	2,000,000	2,115,280
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Indiana (continued)
Indiana Development Finance Authority Waste Management Incorporated Project (Resource Recovery Revenue) §±	4.70%	10/01/2031	$1,250,000	$1,260,838
Indiana Finance Authority HEFA Ascension Health Series B-2 (Health Revenue)	5.00%	03/01/2015	1,895,000	2,016,280
Indiana Finance Authority Hospital Floyd Memorial Hospital & Health Refunding (Health Revenue)	5.00%	03/01/2014	1,810,000	1,920,591
Indiana HEFA Ascension Health Series B3 (Health Revenue) §±	2.53%	11/15/2031	15,000,000	15,000,000
Indiana HFFA Ascension Health Series B2 (Health Revenue) §±	2.53%	11/15/2046	56,940,000	56,940,000
Indiana Port Commission Cargill Incorporated Project (IDR)	4.10%	05/01/2012	2,000,000	2,046,580
Indiana State Education Facilities Authority (Education Revenue, NATL-RE Insured) ^	4.36%	02/01/2015	400,000	338,696
Indiana State Finance Authority (Health Revenue)	4.00%	02/15/2013	680,000	694,355
Indiana State Finance Authority (Health Revenue)	4.00%	02/15/2014	1,000,000	1,021,670
Indiana State Finance Authority (Health Revenue)	4.00%	02/15/2015	1,230,000	1,249,065
Jasper County IN PCR Northern Series B (IDR, NATL-RE Insured)	5.20%	06/01/2013	4,500,000	4,737,870
Jeffersonville IN Building Corporation Series A (Lease Revenue)	4.00%	08/15/2012	210,000	216,458
Jeffersonville IN Building Corporation Series B (Lease Revenue)	4.00%	08/15/2012	100,000	103,075
New Albany Floyd County IN School Building Corporation (Lease Revenue, AGM State Aid Withholding Insured) ††§±	0.40%	07/15/2016	8,235,000	8,235,000
Plainfield IN Redevelopment District Ronald Reagan Corridor Project (Tax Revenue) §±	4.88%	02/01/2035	10,000,000	10,013,800
University of Southern Indiana Auxiliary System (Education Revenue, AMBAC Insured)	5.50%	10/01/2015	5,000,000	5,076,800

				120,252,013

Iowa: 0.87%
Iowa Finance Authority Health Facilities (Health Revenue, Assured Guaranty Insured)	3.13%	08/15/2014	1,000,000	1,024,410
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00%	12/01/2013	4,300,000	4,452,220
Iowa Student Loan Liquidity Corporation Series 3 (Education Revenue)	5.25%	12/01/2024	20,000,000	19,850,200
Tobacco Settlement Authority IA Asset-Backed Series B (Tobacco Revenue)	5.50%	06/01/2012	180,000	183,341
Tobacco Settlement Authority IA Asset-Backed Series B (Tobacco Revenue)	5.50%	06/01/2014	460,000	468,538
Waterloo IA Community School District BAN Notes (Miscellaneous Revenue)	3.75%	05/01/2012	5,000,000	5,014,050
Xenia Rural Water District IA (Water & Sewer Revenue, CIFC Insured) ^^	4.00%	12/01/2015	500,000	343,740

				31,336,499

Kansas: 0.83%
Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured) §±	5.25%	12/01/2023	12,500,000	13,236,875
Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured) §±	5.38%	09/01/2035	5,000,000	5,306,950
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00%	09/01/2011	200,000	197,074
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00%	03/01/2012	100,000	95,094
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00%	09/01/2012	100,000	92,617
Wichita KS Facilities Improvement Series III A (Health Revenue)	5.00%	11/15/2013	1,750,000	1,878,555
Wichita KS Hospital Revenue Via Christi Health System (Health Revenue)	5.00%	11/15/2013	2,280,000	2,447,489
Wyandotte County & Kansas City KS United Government Special Obligation Second Lien Series A (Tax Revenue) ^	6.19%	06/01/2021	5,000,000	2,690,050
Wyandotte County & Kansas City KS United Government Special Obligation Second Lien Series B (Tax Revenue)	5.00%	12/01/2020	3,880,000	3,902,194

				29,846,898

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Kentucky: 1.17%
Ashland KY Ashland Hospital Corporation Series B (Health Revenue)	4.00%	02/01/2014	$1,000,000	$1,039,090
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Port, Airport, & Marina Authority Revenue, XLCA Insured)	5.00%	03/01/2013	2,740,000	2,870,095
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.63%	03/01/2014	1,975,000	2,025,758
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.63%	03/01/2015	2,710,000	2,770,162
Kentucky EDFA Catholic Health Series B (Health Revenue) §±	5.00%	05/01/2039	9,000,000	9,905,220
Kentucky EDFA Series Saint Elizabeth Series A (Health Revenue)	4.00%	05/01/2013	1,500,000	1,566,540
Kentucky Higher Education Student Loan Corporation Series 1 Class A-1 (Education Revenue, SLMA Insured) §±	0.80%	05/01/2020	15,255,000	15,186,658
Louisville & Jefferson County KY (Water & Sewer Revenue)	4.00%	05/15/2013	5,360,000	5,667,128
Louisville & Jefferson County KY Metro Government Environmental Facilities Louisville Gas & Electric Company Project (Energy Revenue) §±	5.63%	06/01/2033	1,000,000	1,053,850

				42,084,501

Louisiana: 3.00%
England LA Sub District Number 1 (Lease Revenue, NATL-RE FGIC Insured)	5.00%	08/15/2013	1,130,000	1,211,857
Louisiana Local Government LCTCS Facilities Corporation Project Series A (Education Revenue)	4.00%	10/01/2013	1,500,000	1,580,580
Louisiana Local Government LCTCS Facilities Corporation Project Series A (Education Revenue)	4.00%	10/01/2014	1,500,000	1,592,820
Louisiana PFA Christus Health C3 (Health Revenue, AGM Insured)	5.00%	07/01/2013	4,445,000	4,724,679
Louisiana PFA Cleco Power LLC Project (IDR) §±	7.00%	12/01/2038	3,000,000	3,090,540
Louisiana PFA Franciscan Series B (Health Revenue)	5.00%	07/01/2013	2,830,000	2,956,529
Louisiana State Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.00%	06/01/2012	3,750,000	3,877,838
Louisiana State Gas & Fuels Tax Second Lien Series A1 (Tax Revenue) §±	1.00%	05/01/2043	40,500,000	40,441,680
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car-A (Port, Airport, & Marina Authority Revenue)	4.63%	01/01/2015	1,120,000	1,163,064
New Orleans LA Aviation Board Series A Refunding (Port, Airport, & Marina Authority Revenue, AGM Insured)	5.00%	01/01/2015	1,000,000	1,070,390
New Orleans LA Aviation Board Series B-2 Refunding (Port, Airport, & Marina Authority Revenue, AGM Insured)	5.00%	01/01/2015	1,845,000	1,974,833
Parish of DeSoto LA PCR Southwestern Electrical Power (Utilities Revenue) §±	3.25%	01/01/2019	28,000,000	28,097,440
Port of New Orleans LA Board Commerce Special Project CG Railway Incorporated (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.25%	08/15/2013	910,000	952,816
Rapides Finance Authority Revenue LA Cleco Power LLC Project (Resource Recovery Revenue) §±	6.00%	10/01/2038	2,000,000	2,035,580
St. Tammany Parish LA Development District Rooms To Go (IDR, SunTrust Bank LOC) §±	0.69%	07/01/2038	12,400,000	12,400,000
Tangipahoa Parish LA Hospital Service District # 1 North Oaks Medical Center Project A (Health Revenue)	5.00%	02/01/2012	1,000,000	1,021,480

				108,192,126

Maine: 0.23%
Bucksport ME Solid Waste Disposal International Paper Series A (IDR)	4.00%	03/01/2014	2,565,000	2,590,624
Maine Educational Loan Authority Class A Series A-1 (Education Revenue, Assured Guaranty Insured)	4.63%	12/01/2013	3,255,000	3,437,182
Maine Educational Loan Authority Class A Series A-1 (Education Revenue, Assured Guaranty Insured)	4.95%	12/01/2014	2,090,000	2,244,117
Maine State Housing Authority Series A2 (Housing Revenue)	4.55%	11/15/2026	65,000	66,647

				8,338,570

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Maryland: 0.05%
Maryland Community Development Administration Residential Series H (Housing Revenue)	4.55%	09/01/2012	$400,000	$400,680
Maryland Industrial Development Financing Authority Series A (Resource Recovery Revenue)	5.13%	12/01/2011	1,420,000	1,434,867

				1,835,547

Massachusetts: 2.81%
Massachusetts Development Finance Agency Devens Electric Systems (Utilities Revenue)	5.13%	12/01/2011	110,000	110,463
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.25%	01/01/2013	3,375,000	3,389,681
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.75%	01/01/2014	2,875,000	2,905,331
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	3.15%	01/01/2015	2,395,000	2,428,841
Massachusetts HEFA Care Group Series E-2 (Health Revenue)	5.00%	07/01/2012	1,500,000	1,551,270
Massachusetts HEFA Caritas Christian Obligation Series B (Health Revenue)	6.50%	07/01/2012	1,165,000	1,211,810
Massachusetts HEFA Health System Catholic East (Health Revenue)	5.00%	11/15/2013	1,680,000	1,800,742
Massachusetts HEFA Northeastern University Series T-2 (Education Revenue) §±	4.10%	10/01/2037	3,000,000	3,112,050
Massachusetts HEFA Partners Healthcare Series G-6 (Health Revenue) §±	1.13%	07/01/2038	40,000,000	39,773,600
Massachusetts HFA Series A (Housing Revenue, AGM Insured)	4.45%	07/01/2011	1,870,000	1,883,483
Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 1 Series 1 (Utilities Revenue, NATL-RE Insured) (m)(a)§±(n)	0.26%	07/01/2014	3,770,000	3,504,500
Massachusetts Municipal Wholesale Electric Company Project # 6 Series 1 (Utilities Revenue, NATL-RE Insured) (m)(a)§±(n)	0.25%	07/01/2019	6,500,000	5,938,713
Massachusetts State (Tax Revenue) §±	0.92%	02/01/2015	3,350,000	3,350,000
Massachusetts State HEFA Massachusetts Eye & Ear Infirmary Series C (Health Revenue)	5.00%	07/01/2015	700,000	739,676
Massachusetts State Series A (Miscellaneous Revenue) §±	0.78%	02/01/2014	12,070,000	12,069,276
Massachusetts Water Resources Authority Series B (Water & Sewer Revenue, AMBAD-TCRS & GO of Authority Insured)	5.25%	12/01/2015	1,840,000	2,029,814
University of Massachusetts Building Authority Facilities (Education Revenue, Commonwealth Guaranty Insured) §±	0.23%	05/01/2038	15,675,000	15,675,000

				101,474,250

Michigan: 4.29%
Comstock Park MI Public Schools School Building & Site (Tax Revenue, FGIC Insured)	7.88%	05/01/2011	400,000	402,120
Detroit MI Capital Improvement Limited Tax Series A-1 (Tax Revenue)	5.00%	04/01/2013	4,500,000	4,497,480
Detroit MI City School District (Tax Revenue, FGIC Insured)	5.00%	05/01/2014	1,000,000	1,048,230
Detroit MI City School District School Building & Site Improvement Series A (Tax Revenue, FGIC Insured)	5.00%	05/01/2013	2,750,000	2,819,190
Detroit MI Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00%	09/30/2011	2,540,000	2,573,274
Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00%	09/30/2012	4,350,000	4,500,684
Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00%	09/30/2013	4,320,000	4,517,035
Detroit MI Series B (Tax Revenue, AGM Insured)	5.00%	04/01/2015	1,120,000	1,136,195
Detroit MI Sewer Disposal System (Water & Sewer Revenue, AGM Insured)	5.00%	07/01/2014	5,000,000	5,379,550
Detroit MI Sewer Disposal System (Water & Sewer Revenue, NATL-RE Insured)	6.00%	07/01/2014	585,000	642,740
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue, NATL-RE Insured) §±	5.50%	07/01/2013	2,655,000	2,785,812
Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue, NATL-RE Insured) §±	5.50%	07/01/2013	450,000	472,172
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)
Detroit MI Water Supply System (Water & Sewer Revenue, FGIC Insured) §±	0.43%	07/01/2015	$6,265,000	$6,265,000
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00%	07/01/2013	980,000	1,040,770
Detroit MI Water Supply System (Water & Sewer Revenue, AGM Insured)	5.00%	07/01/2013	1,265,000	1,336,295
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE Insured)	5.25%	07/01/2016	1,000,000	1,044,110
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE FGIC Insured)	6.50%	07/01/2015	1,000,000	1,104,970
Detroit MI Water Supply Systems Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured) §±	5.00%	07/01/2013	6,405,000	6,745,746
Flint MI International Academy (Miscellaneous Revenue)	5.00%	10/01/2017	1,605,000	1,527,944
Huron Valley MI School District (Tax Revenue, NATL-RE & Q-SBLF Insured)	5.00%	05/01/2015	2,965,000	3,236,149
Kent MI Hospital Finance Authority Spectrum Health Series A (Health Revenue) §±	5.00%	01/15/2047	3,445,000	3,558,892
Kent MI Hospital Finance Authority Spectrum Health Series A (Health Revenue) §±	5.25%	01/15/2047	3,000,000	3,257,490
Kent MI Hospital Finance Authority Spectrum Health Series A (Health Revenue) §±	5.50%	01/15/2047	8,450,000	9,397,837
Michigan Finance Authority Limited Obligation Series E (Miscellaneous Revenue)	4.75%	08/22/2011	15,000,000	15,239,100
Michigan Municipal Bond Authority (Miscellaneous Revenue, AGM Insured)	5.00%	06/01/2015	11,860,000	12,352,427
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.25%	05/01/2015	100,000	99,652
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00%	05/01/2013	275,000	281,089
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00%	05/01/2016	105,000	106,344
Michigan Municipal Bond Authority Local Government Loan Program Series B (Miscellaneous Revenue, AMBAC Insured)	5.00%	12/01/2013	200,000	205,618
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00%	12/01/2012	1,350,000	1,386,923
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.75%	12/01/2014	3,555,000	3,745,655
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.50%	05/01/2014	80,000	78,562
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	5.00%	05/01/2013	300,000	306,642
Michigan State Building Authority Series I (Lease Revenue, AGM Insured)	5.25%	10/15/2014	2,500,000	2,709,775
Michigan State Hospital Finance Authority McLaren Health Care (Health Revenue)	5.00%	05/15/2013	1,435,000	1,518,718
Michigan State Hospital Finance Authority Sparrow Hospital Obligation (Health Revenue)	5.00%	11/15/2015	1,000,000	1,059,650
Michigan State Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75%	09/15/2017	4,020,000	4,271,853
Michigan State Strategic Fund Limited Obligation Adjusted Refunding Dow Chemical Project Series J-A-2 (IDR) §±	5.50%	12/01/2028	640,000	649,094
Michigan State Strategic Fund Limited Obligation Detroit Edition (Utilities Revenue) §±	3.05%	08/01/2024	4,000,000	4,078,560
Michigan State Strategic Fund Obligation Dow Chemical A-1 (IDR) §±	6.75%	12/01/2028	1,250,000	1,334,363
Michigan State Strategic Fund Obligation Dow Chemical B-1 (IDR)	6.25%	06/01/2014	7,000,000	7,550,970
Michigan State Strategic Fund Obligation Dow Chemical B-2 (IDR)	6.25%	06/01/2014	6,000,000	6,462,720
Wayne County MI Airport Authority (Port, Airport, & Marina Authority Revenue)	4.00%	12/01/2013	5,000,000	5,135,350
Wayne County MI Airport Authority (Port, Airport, & Marina Authority Revenue)	5.00%	12/01/2015	1,290,000	1,373,553
Wayne County MI Detroit Metropolitan Airport Junior Lien (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.00%	12/01/2012	1,500,000	1,547,265
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)
Wayne County MI Detroit Metropolitan Airport Junior Lien (Port, Airport, & Marina Authority Revenue, NATL-RE & FGIC Insured)	5.00%	12/01/2013	$3,365,000	$3,485,433
Wayne County MI Detroit Metropolitan Airport MBIA (Port, Airport, & Marina Authority Revenue, AGC-ICC MBIA-RE FGIC Insured)	5.00%	12/01/2015	1,110,000	1,181,895
Wayne County MI Detroit Metropolitan Wayne County Airport (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.25%	12/01/2016	7,045,000	7,283,896
Western Townships MI Utilities Authority Sewage Disposal Systems (Tax Revenue)	4.00%	01/01/2013	1,075,000	1,123,139
Western Townships MI Utilities Authority Sewage Disposal Systems (Tax Revenue)	4.00%	01/01/2014	1,100,000	1,161,578

				155,019,509

Minnesota: 1.55%
Becker MN PCR Northern States Power Series A (IDR) §±	8.50%	03/01/2019	4,745,000	5,236,345
Becker MN PCR Northern States Power Series B (IDR) §±	8.50%	09/01/2019	8,400,000	9,269,820
Chaska MN Independent School District # 112 COP Series B (Lease Revenue)	3.00%	12/01/2012	500,000	514,255
Chaska MN Independent School District # 112 COP Series B (Lease Revenue)	3.00%	12/01/2013	515,000	535,677
Chaska MN Independent School District # 112 COP Series B (Lease Revenue)	3.00%	12/01/2014	530,000	552,711
Marshall MN Medical Center Avera Marshall Regional Medical Center Project (Health Revenue)	4.50%	11/01/2011	290,000	296,081
Minneapolis & St. Paul MN Housing & RDA Childrens Health Care Facilities Series A (Health Revenue)	4.00%	08/15/2014	1,200,000	1,263,528
Minneapolis & St. Paul MN Housing & RDA Childrens Health Care Facilities Series A1 (Health Revenue, AGM Insured)	4.00%	08/15/2015	750,000	794,385
Minneapolis & St. Paul MN Housing & RDA Childrens Health Care Facilities Series B (Health Revenue, AGM Insured) §±	5.00%	08/15/2015	600,000	661,218
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) (m)(a)§±(n)	0.40%	11/15/2017	9,400,000	8,921,582
Minneapolis & St. Paul MN Metropolitan Airport Series A (Port, Airport, & Marina Authority Revenue)	4.00%	01/01/2015	1,275,000	1,358,092
Minneapolis MN Fairview Health Services Series A (Health Revenue)	5.13%	11/15/2013	1,935,000	2,069,444
Minneapolis MN Health Care System Fairview Health Services Series B (Health Revenue, NATL-RE Insured)	5.50%	05/15/2016	2,200,000	2,267,782
Minnesota Agricultural & Economic Development Board (Health Revenue)	4.75%	02/15/2015	14,455,000	14,675,150
Minnesota State Municipal Power Agency (Utilities Revenue)	4.00%	10/01/2013	3,530,000	3,597,670
Roseville MN Private School Facilities Revenue Northwestern College Project (Education Revenue, Marshall & Ilsley Bank LOC) §±	1.85%	11/01/2022	2,945,000	2,945,000
Seaway Port Authority of Duluth MN Industrial Development Dock & Wharf Revenue Cargill Incorporated Project (IDR)	4.20%	05/01/2013	900,000	925,677

				55,884,417

Mississippi: 0.14%
Mississippi Business Finance Corporation Series A (Utilities Revenue)	3.25%	05/01/2014	2,740,000	2,753,399
Mississippi Development Bank Special Obligation Series B1 (Health Revenue, Assured Guaranty Insured)	2.00%	07/01/2012	1,360,000	1,378,142
Mississippi Hospital Equipment & Facilities Authority Mississippi Baptist Health System Incorporated Series A (Health Revenue)	5.00%	08/15/2012	1,000,000	1,042,160

				5,173,701

Missouri: 0.96%
Chesterfield Valley MO Transportation Development District (Tax Revenue, CIFG Insured)	4.00%	04/15/2026	4,250,000	2,599,428
Fenton MO Gravois Bluffs Redevelopment Project (Tax Revenue)	4.50%	04/01/2021	600,000	567,570
Jackson County MO Special Obligation (Tax Revenue, NATL-RE Insured)	5.50%	12/01/2015	3,485,000	3,733,341
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Missouri (continued)
Lake of the Ozarks MO Community Bridge Corporation (Transportation Revenue)	5.25%	12/01/2014	$1,435,000	$1,314,087
Missouri Development Finance Board Independence Missouri Centerpoint Series F (Lease Revenue)	4.00%	04/01/2012	475,000	486,552
Missouri Development Finance Board Independence Missouri Centerpoint Series F (Lease Revenue)	4.25%	04/01/2013	500,000	522,050
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00%	01/01/2014	1,295,000	1,382,257
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00%	01/01/2015	1,380,000	1,481,195
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00%	01/01/2016	1,910,000	2,056,803
Missouri State Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR) §±	4.90%	05/01/2038	2,000,000	2,083,020
Missouri State Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR, XLCA Insured) §±	5.25%	07/01/2017	1,100,000	1,152,943
Missouri State Housing Development Single Family Home Ownership Series B (Housing Revenue, GNMA/FNMA Insured)	5.80%	09/01/2035	1,370,000	1,410,319
Sikeston MO Electrical Revenue (Utilities Revenue, NATL-RE Insured)	6.00%	06/01/2013	2,145,000	2,254,266
St. Louis MO Lambert St. Louis International Airport Series A-2 (Port, Airport, & Marina Authority Revenue)	4.25%	07/01/2012	1,390,000	1,396,797
St. Louis MO Lambert St. Louis International Airport Series B (Port, Airport, & Marina Authority Revenue, NATL-RE, FGIC Insured)	6.00%	07/01/2013	2,750,000	2,947,010
St. Louis MO Municipal Finance Corporation (Lease Revenue, AMBAC Insured)	5.25%	02/15/2015	3,840,000	3,906,317
St. Louis MO Municipal Finance Corporation Convention Centre Series B (Lease Revenue, AGM Insured) ^	3.17%	07/15/2014	5,835,000	5,258,035

				34,551,990

Montana: 0.52%
Flathead MT Municipal Airport Authority Montana Glacier Park International Airport Series A (Port, Airport, & Marina Authority Revenue)	5.00%	06/01/2011	45,000	45,195
Flathead MT Municipal Airport Authority Montana Glacier Park International Airport Series A (Port, Airport, & Marina Authority Revenue)	5.00%	06/01/2012	310,000	318,386
Flathead MT Municipal Airport Authority Montana Glacier Park International Airport Series B (Port, Airport, & Marina Authority Revenue)	5.00%	06/01/2012	150,000	154,058
Montana Health Facilities Authority Benefits Health Care Project (Health Revenue, AMBAC Insured)	5.38%	09/01/2011	350,000	356,675
Montana State Board Housing Series A2 (Housing Revenue, GO of Board Insured)	4.20%	12/01/2013	165,000	170,706
Montana State Health Facility Finance Authority Linked Savers & Ribs (Health Revenue, AMBAC Insured)	6.51%	03/08/2016	17,800,000	17,804,628

				18,849,648

Nebraska: 0.33%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00%	12/01/2014	2,000,000	2,100,400
Central Plains NE Energy Project # 1 Series A (Energy Revenue)	5.00%	12/01/2015	9,340,000	9,618,052
O’Neill NE St. Anthony’s Project (Health Revenue)	6.25%	09/01/2012	325,000	336,219

				12,054,671

Nevada: 0.63%
Clark County NV Airport (Port, Airport, & Marina Authority Revenue) ††§±	0.45%	01/01/2018	11,250,000	11,250,000
Clark County NV Jet Aviation Fuel Tax Series C (Port, Airport, & Marina Authority Revenue, AMBAC Insured)	5.00%	07/01/2013	2,460,000	2,617,366
Henderson NV Health Care Facilities Catholic Healthcare West Series B (Health Revenue)	5.00%	07/01/2013	2,000,000	2,110,000
Nevada Housing Division Series A (Housing Revenue)	5.75%	04/01/2031	220,000	227,687
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Nevada (continued)
Nevada Housing Division Series C (Housing Revenue)	5.40%	04/01/2031	$275,000	$286,809
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.25%	06/01/2011	1,145,000	1,149,168
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.25%	06/01/2012	1,195,000	1,221,206
Reno NV Washoe Medical Center Series A (Health Revenue, AMBAC Insured)	5.25%	06/01/2013	1,225,000	1,262,497
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00%	01/15/2014	1,260,000	1,260,403
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00%	01/15/2015	1,520,000	1,503,189

				22,888,325

New Hampshire: 0.89%
New Hampshire HEFA Dartmouth Hitchcock Obligation Series A (Health Revenue, AGM Insured) §±	0.33%	08/01/2031	26,315,000	26,315,000
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00%	07/01/2027	5,475,000	5,728,274

				32,043,274

New Jersey: 2.99%
Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue) §±	2.63%	12/01/2029	2,700,000	2,712,069
New Jersey Economic Development Authority (Miscellaneous Revenue, State Appropriations Insured) §±	2.05%	02/01/2018	37,000,000	36,812,780
New Jersey Economic Development Authority (Tobacco Revenue, Radian-IBCC Insured)	5.38%	06/15/2014	3,500,000	3,640,000
New Jersey Economic Development Authority Cigarette Tax (Tobacco Revenue, FGIC Insured)	5.00%	06/15/2012	2,000,000	2,037,860
New Jersey Economic Development Authority Motor Vehicle Commission Series A (Miscellaneous Revenue, NATL-RE State Appropriations Insured) ^	3.03%	07/01/2014	1,810,000	1,640,421
New Jersey HEFAR Student Loan Series 2 (Education Revenue)	4.50%	12/01/2029	20,440,000	20,179,186
New Jersey State HEFAR Series 1A (Education Revenue)	4.75%	12/01/2029	2,000,000	1,966,780
New Jersey State HFFA Catholic Health East (Health Revenue)	5.00%	11/15/2013	2,000,000	2,117,460
New Jersey State Higher Education Assistance Authority Series 1B (Education Revenue)	3.00%	12/01/2013	10,340,000	10,545,146
New Jersey State Higher Education Assistance Authority Series 1B (Education Revenue)	5.00%	12/01/2013	5,000,000	5,334,900
New Jersey State Higher Education Assistance Authority Series A (Education Revenue)	5.00%	06/01/2013	1,285,000	1,358,579
New Jersey State Higher Education Assistance Authority Series A (Education Revenue)	5.00%	06/01/2014	5,555,000	5,955,293
New Jersey State Higher Education Assistance Authority Series A (Education Revenue, AMBAC Insured)	5.20%	06/01/2013	995,000	997,099
New Jersey State Higher Education Assistance Authority Student Loan Series FFELP Class A-1 (Education Revenue) §±	0.61%	06/01/2020	11,815,000	11,690,588
North Jersey District Water Supply Series C (Water & Sewer Revenue, NATL-RE Insured)	5.25%	07/01/2015	1,000,000	1,035,080

				108,023,241

New Mexico: 1.07%
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00%	11/01/2014	1,250,000	1,318,850
Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFC Insured)	5.00%	11/01/2015	875,000	920,491
Farmington NM PCR (Utilities Revenue) §±	2.88%	09/01/2024	9,000,000	8,969,760
Farmington NM PCR Southern California Edison Series A (Utilities Revenue) §±	2.88%	04/01/2029	10,685,000	10,747,400
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New Mexico (continued)
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Guaranteed Student Loans Insured) §±	0.96%	12/01/2028	$15,650,000	$15,451,089
New Mexico Mortgage Finance Authority SFMR Class IA2 (Housing Revenue, GNMA/FNMA Insured)	5.60%	01/01/2039	835,000	889,601
New Mexico Mortgage Finance Authority SFMR Class ID2 (Housing Revenue, GNMA, FNMA & FHLMC Insured)	4.05%	07/01/2026	325,000	319,989

				38,617,180

New York: 3.55%
Buffalo NY Sewer Authority Series F (Water & Sewer Revenue, NATL-RE FGIC Insured)	6.00%	07/01/2013	1,005,000	1,048,858
Dutchess County NY Local Development Corporation (Health Revenue)	4.00%	07/01/2013	1,295,000	1,335,482
Dutchess County NY Local Development Corporation (Health Revenue, AGM Insured)	5.00%	07/01/2014	1,085,000	1,156,176
Monroe County NY Airport Authority Greater Rochester International Airport (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.75%	01/01/2014	4,010,000	4,262,750
Monroe County NY Airport Authority Greater Rochester International Airport (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.75%	01/01/2015	5,030,000	5,393,116
Monroe County NY Airport Authority Greater Rochester International Airport (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.88%	01/01/2016	3,830,000	4,140,192
New York City NY Housing Development Corporation MFHR Series L-2 (Housing Revenue) §±	2.00%	05/01/2045	13,000,000	12,998,050
New York City NY IDA American Airlines JFK International Airport (IDR)	7.13%	08/01/2011	5,150,000	5,152,472
New York City NY IDAG Terminal One Group Association Project (Lease Revenue)	5.50%	01/01/2014	2,000,000	2,148,480
New York City NY IDAG Terminal One Group Association Project (Lease Revenue)	5.50%	01/01/2015	2,000,000	2,174,500
New York City NY IDAG Yankee Stadium (Miscellaneous Revenue, Assured Guaranty Insured) ^	1.55%	03/01/2012	1,070,000	1,054,774
New York City NY IDAG Yankee Stadium (Miscellaneous Revenue, Assured Guaranty Insured) ^	2.11%	03/01/2013	2,755,000	2,645,571
New York City NY Transit Authority Triborough Bridge & Tunnel (Lease Revenue, AMBAC Insured)	5.30%	01/01/2012	1,000,000	1,003,210
New York State Dormitory Authority (Miscellaneous Revenue)	5.00%	07/01/2014	1,200,000	1,305,228
New York State Dormitory Authority North Shore Jewish Series B (Health Revenue) §±	0.93%	05/01/2018	9,935,000	8,583,145
New York State Energy R&D Authority NY State Electrical & Gas D (Utilities Revenue, NATL-RE Insured) §±	4.10%	12/01/2015	9,095,000	9,103,367
New York State Energy R&D Authority PCR New York State Electrical & Gas (IDR, NATL-RE Insured) §±	4.10%	03/15/2015	9,600,000	9,609,504
New York State Environmental Facilities Corporation Waste Management Project Series A (IDR) §±	4.55%	05/01/2012	3,000,000	3,027,390
New York Urban Development Corporation (Housing Revenue)	5.88%	02/01/2013	14,000,000	13,915,580
Newburgh NY Bond Antic Notes (Tax Revenue)	5.15%	08/30/2011	2,000,000	2,013,120
Niagara County NY IDA Solid Waste Disposal Series C (Resource Recovery Revenue) §±	5.63%	11/15/2024	7,250,000	7,372,453
Niagara Falls NY Bridge Commission Series B (Transportation Revenue, NATL-RE FGIC Insured)	5.25%	10/01/2015	1,245,000	1,305,358
Niagara NY Buffalo Niagara International Airport Series A (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.75%	04/01/2011	520,000	520,000
Orange County NY IDAG Special Needs Facilities Pooled Program G1 (IDR, ACA Insured)	4.35%	07/01/2011	325,000	323,616
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ††§±	6.63%	10/01/2035	10,450,000	10,382,389
Syracuse NY (Tax Revenue, Assured Guaranty Insured)	4.00%	04/15/2014	850,000	906,534
Tobacco Settlement Financing Corporation NY Asset Backed Series A-1 Callable (Tobacco Revenue)	5.50%	06/01/2016	3,145,000	3,155,379
Troy NY Capital Resource Corporation Series B (Education Revenue)	5.00%	09/01/2015	2,000,000	2,198,140
Westchester County NY (Health Revenue)	4.00%	11/01/2014	1,700,000	1,725,653
Westchester County NY (Health Revenue)	5.00%	11/01/2014	4,815,000	5,048,335
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New York (continued)
Westchester County NY (Health Revenue)	5.00%	11/01/2015	$3,000,000	$3,147,450

				128,156,272

North Carolina: 0.77%
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, NATL-RE-IBC Insured)	7.00%	01/01/2013	4,470,000	4,667,038
North Carolina Medical Care Commission University Health System Series E1 (Health Revenue) §±	5.75%	12/01/2036	8,940,000	9,635,711
North Carolina Medical Care Commonwealth Health Care Facilities Duke University Health System Series A (Education Revenue) §±	0.55%	06/01/2039	11,000,000	11,000,000
Raleigh Durham NC Airport Authority Series A (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.25%	11/01/2013	2,465,000	2,499,880

				27,802,629

North Dakota: 0.18%
Fargo ND Health System (Health Revenue)	4.00%	11/01/2015	4,115,000	4,254,210
Grand Forks ND Altru Health System Obligation Group (Health Revenue, NATL-RE Insured)	5.40%	08/15/2011	1,025,000	1,028,096
Grand Forks ND Altru Health System Obligation Group (Health Revenue, NATL-RE Insured)	5.40%	08/15/2012	1,310,000	1,313,445

				6,595,751

Ohio: 2.72%
Buckeye OH Tobacco Settlement Financing Authority Series A-1 (Tobacco Revenue)	4.25%	06/01/2011	50,000	50,083
Buckeye OH Tobacco Settlement Financing Authority Series A-1 (Tobacco Revenue)	5.00%	06/01/2011	4,000,000	4,011,520
Garfield Heights OH (Tax Revenue, AGM Insured)	3.00%	12/01/2016	4,960,000	5,055,678
Lake County OH Lake Hospital System Series C (Health Revenue)	4.00%	08/15/2011	1,805,000	1,816,209
Lorain County OH (Health Revenue)	5.63%	10/01/2016	2,625,000	2,706,218
Montgomery County OH Catholic Health Initiatives Series D2 (Health Revenue) §±	5.25%	10/01/2038	5,500,000	6,002,810
Montgomery County OH Water Revenue Greater Moraine Beaver (Health Revenue)	4.00%	05/01/2015	1,625,000	1,693,283
Montgomery County OH Water Revenue Refunding System Greater Moraine Beaver (Water & Sewer Revenue, AMBAC Insured)	5.38%	11/15/2015	2,650,000	2,742,353
Ohio State Air Quality Development Authority (IDR)	5.70%	02/01/2014	2,500,000	2,672,225
Ohio State Air Quality Development Authority Columbus Southern Power Corporation Series A (Utilities Revenue) §±	3.88%	12/01/2038	2,000,000	2,027,020
Ohio State Air Quality Development Authority First Energy Series B (IDR) §±	3.00%	10/01/2033	2,900,000	2,918,009
Ohio State Air Quality Development Authority Pollution Control Series A (IDR) §±	2.25%	12/01/2023	30,400,000	29,983,216
Ohio State Higher Educational Facility Commission Hospital Cleveland Clinic Health Series A (Health Revenue)	4.00%	01/01/2013	1,750,000	1,823,098
Ohio State Higher Educational Facility Commission Hospital Cleveland Clinic Health Series A (Health Revenue)	5.00%	01/01/2014	1,000,000	1,083,490
Ohio State Higher Educational Facility Commission Series B University Hospital Health System (Health Revenue) §±	3.75%	01/15/2025	7,500,000	7,718,925
Ohio State Higher Educational Facility Commission University Hospital Health System Series A (Health Revenue)	4.00%	01/15/2013	150,000	154,515
Ohio State Higher Educational Facility Commission University Hospital Health System Series A (Health Revenue)	5.00%	01/15/2014	1,750,000	1,850,345
Ohio State Higher Educational Facility Commission University Hospital Health System Series C (Health Revenue) §±	4.88%	01/15/2039	2,050,000	2,208,055
Ohio State Higher Educational Facility Commission University of Dayton Project Series B (Education Revenue) §±	1.50%	07/01/2016	10,000,000	9,956,000
Ohio State Solid Waste Disposal (Resource Recovery Revenue) §±	1.65%	11/01/2035	8,500,000	8,499,150
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Ohio (continued)
Ohio State Water Development Authority Waste Management Project (Resource Recovery Revenue) §±	2.63%	07/01/2021	$3,300,000	$3,304,158

				98,276,360

Oklahoma: 1.58%
Cleveland County OK Public Facilities Authority Educational Facilities Norman Public Schools Project (Lease Revenue)	4.00%	06/01/2014	4,500,000	4,776,030
Comanche County OK Independent School District # 4 Geronimo (Education Revenue)	6.25%	08/15/2014	607,376	639,215
Kingfisher OK Public Schools Project (Lease Revenue)	4.50%	09/01/2016	3,065,000	3,201,576
McClain County OK Economic Development Authority Educational Facilities Blanchard Public Schools Project (Lease Revenue)	4.25%	09/01/2014	1,865,000	1,960,134
Muskogee OK Industrial Trust Educational Facilities Public Schools Project (Lease Revenue, Assured Guaranty Insured)	4.25%	09/01/2012	4,490,000	4,691,870
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, NATL-RE Insured) (m)(a)§±(n)	0.70%	06/01/2019	17,550,000	15,732,827
Oklahoma County OK Finance Authority Jones Public School Project (Lease Revenue)	4.00%	09/01/2014	235,000	246,125
Oklahoma County OK Finance Authority Putnam City Public Schools Project (Lease Revenue)	4.00%	03/01/2013	2,590,000	2,699,997
Oklahoma County OK Finance Authority Putnam City Public Schools Project (Lease Revenue)	4.00%	03/01/2014	3,405,000	3,585,465
Oklahoma County OK Finance Authority Western Heights Public Schools Project (Lease Revenue)	3.25%	09/01/2012	840,000	860,916
Oklahoma Development Finance Authority Lease Revenue Department of Human Services Community Office (Lease Revenue, AMBAC Insured)	5.25%	02/01/2015	1,090,000	1,110,002
Oklahoma Development Finance Authority PCR Public Service Company Oklahoma Project (IDR)	5.25%	06/01/2014	8,000,000	8,514,640
Okmulgee OK Municipal Utility System Series A (Utilities Revenue)	2.00%	12/01/2012	1,130,000	1,144,566
Tulsa OK Airports Improvement Trust Series A (Port, Airport, & Marina Authority Revenue)	3.00%	06/01/2012	1,035,000	1,050,152
Tulsa OK Airports Improvement Trust Series A (Port, Airport, & Marina Authority Revenue)	3.00%	06/01/2013	2,250,000	2,284,245
Tulsa OK Airports Improvement Trust Series A (Port, Airport, & Marina Authority Revenue)	4.00%	06/01/2017	4,600,000	4,488,496

				56,986,256

Oregon: 0.05%
Oregon State Facilities Authority Legacy Health System (Health Revenue)	5.00%	03/15/2013	1,000,000	1,055,470
Oregon State Facilities Authority Legacy Health System (Health Revenue)	5.00%	03/15/2014	750,000	799,605
Oregon State Housing & Community Services Department Series H (Housing Revenue)	5.13%	01/01/2029	10,000	10,377
Oregon State Housing & Community Services Department Series J (Housing Revenue)	4.70%	07/01/2030	35,000	35,258

				1,900,710

Pennsylvania: 11.12%
Allegheny County PA Airport Authority Pittsburgh International Airport (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	4.00%	01/01/2012	1,775,000	1,798,590
Allegheny County PA Airport Authority Pittsburgh International Airport (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.00%	01/01/2013	1,410,000	1,458,885
Allegheny County PA Airport Authority Pittsburgh International Airport (Port, Airport, & Marina Authority Revenue, AGM Insured)	5.00%	01/01/2014	1,350,000	1,408,712
Allegheny County PA Airport Authority Pittsburgh International Airport (Port, Airport, & Marina Authority Revenue, AGM Insured)	5.00%	01/01/2015	1,000,000	1,039,390
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)
Allegheny County PA Airport Authority Pittsburgh International Airport (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.75%	01/01/2013	$700,000	$727,433
Allegheny County PA Airport Authority Pittsburgh International Airport (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.75%	01/01/2014	1,000,000	1,048,260
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) §±	0.92%	02/01/2021	29,405,000	25,472,081
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series B (Health Revenue)	5.00%	06/15/2014	1,475,000	1,618,872
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series A (Health Revenue)	5.00%	05/15/2014	10,560,000	11,569,853
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series F (Health Revenue) §±	1.30%	05/15/2038	13,000,000	12,916,800
Allegheny County PA Hospital Development Authority West Pennsylvania Series A (Health Revenue)	5.00%	11/15/2011	3,255,000	3,202,692
Allegheny County PA IDAG Duquesne Light PCR Series A (Utilities Revenue, AMBAC Insured) §±	4.35%	12/01/2013	1,460,000	1,524,751
Allegheny County PA Sanitation Authority (Water & Sewer Revenue, NATL-RE Insured)	5.00%	12/01/2012	500,000	516,950
Allegheny County PA Sanitation Authority (Water & Sewer Revenue, NATL-RE Insured)	5.38%	12/01/2013	4,070,000	4,206,752
Allegheny County PA Sanitation Authority (Water & Sewer Revenue, NATL-RE Insured)	5.38%	12/01/2014	6,370,000	6,567,088
Allegheny County PA University of Pittsburgh Medical Center Series B (Health Revenue)	5.00%	06/15/2014	2,585,000	2,837,141
Beaver County PA IDA PCR First Energy Series B (IDR) §±	3.00%	10/01/2047	5,100,000	5,154,468
Chester County PA IDA Renaissance Academy Project Series A (Miscellaneous Revenue)	5.63%	10/01/2015	1,870,000	1,852,833
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	3.75%	01/01/2013	650,000	654,251
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	5.00%	01/01/2015	2,310,000	2,406,720
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10%	07/01/2013	3,295,000	3,301,293
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20%	07/01/2019	3,800,000	3,711,536
Delaware Valley PA Regional Financial Authority Mode 1 (Miscellaneous Revenue, Bayerische Landesbank LOC) §±	0.29%	08/01/2016	7,750,000	7,750,000
Gallery Certificate Trust PA (Transportation Revenue, FSA Insured)	4.50%	02/15/2013	1,185,000	1,188,128
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured) §±	5.25%	12/01/2033	8,880,000	8,984,962
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured) §±	5.00%	12/01/2033	13,500,000	13,525,785
Luzerne County PA Series C (Tax Revenue, FSA Insured)	7.00%	11/01/2018	2,365,000	2,771,544
Lycoming County PA Health System Susquehanna Health System Project A (Health Revenue)	5.00%	07/01/2014	2,000,000	2,082,560
Manheim Township PA School District (Tax Revenue, AGM State Aid Withholding Insured) §±	0.40%	05/01/2021	1,995,000	1,995,000
McKeesport PA Area School District (Tax Revenue, AMBAC State Aid Withholding Insured) ^	3.64%	10/01/2014	2,000,000	1,760,960
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00%	02/01/2014	1,880,000	2,039,048
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00%	08/01/2014	2,955,000	3,238,710
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00%	08/01/2015	2,505,000	2,755,725
Northampton County PA General Purpose Hospital Authority Saint Lukes Hospital Project Series C (Health Revenue) §±	4.50%	08/15/2032	1,425,000	1,434,405
Pennsylvania Economic Development Finance Authority (Resource Recovery Revenue) §±	1.80%	12/01/2030	7,500,000	7,500,000
Pennsylvania Economic Development Finance Authority Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue)	5.13%	12/01/2015	405,000	379,157
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.00%	10/15/2013	6,135,000	6,347,087
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.25%	10/15/2014	900,000	943,092
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00%	12/01/2013	$4,215,000	$4,200,163
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00%	12/01/2014	2,250,000	2,229,165
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00%	12/01/2015	1,675,000	1,592,456
Pennsylvania EDFA Colver Project Series F Refunding (Resource Recovery Revenue, AMBAC Insured)	4.50%	12/01/2011	5,000,000	5,018,350
Pennsylvania EDFA Main Line Health (Hospital Revenue) §±	0.65%	10/01/2027	11,785,000	11,521,959
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) §±	2.75%	09/01/2013	4,250,000	4,269,763
Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue) §±	2.63%	12/01/2033	6,500,000	6,527,885
Pennsylvania State Finance Authority Community College Beaver County Project (Education Revenue, NATL-RE State Aid Withholding Insured)	4.65%	12/01/2013	1,590,000	1,594,881
Pennsylvania State HEFAR Foundation Indiana University PA Series A (Education Revenue, XLCA Insured) §±	0.65%	07/01/2017	4,855,000	4,247,105
Pennsylvania State HEFAR University of Pittsburgh Medical Center Series E (Health Revenue)	5.00%	05/15/2014	3,970,000	4,349,651
Pennsylvania State HEFAR University of The Arts (Education Revenue, Radian State Aid Withholding Insured)	5.50%	03/15/2013	940,000	941,833
Pennsylvania State Turnpike Commission (Transportation Revenue, Assured Guaranty Insured) §±	0.35%	06/01/2016	4,330,000	4,330,000
Pennsylvania State Turnpike Commission Series C (Transportation Revenue) §±	1.15%	12/01/2013	15,000,000	14,980,800
Pennsylvania State Turnpike Commission Series C (Transportation Revenue) §±	1.30%	12/01/2014	20,000,000	19,996,600
Philadelphia PA 16th Series (Energy Revenue, AGM Insured)	5.50%	07/01/2013	1,000,000	1,003,380
Philadelphia PA 4th Series 1998 General Ordinance (Energy Revenue, AGM Insured)	5.25%	08/01/2015	1,150,000	1,217,712
Philadelphia PA 7th Series 1998 General Ordinance (Energy Revenue, AMBAC Insured)	5.00%	10/01/2013	3,225,000	3,412,211
Philadelphia PA 8th Series 1998 General Ordinance (Energy Revenue)	5.00%	08/01/2013	1,000,000	1,054,910
Philadelphia PA 8th Series General Ordinance (Energy Revenue)	5.00%	08/01/2014	4,045,000	4,316,622
Philadelphia PA Authority for Industrial Development Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00%	10/01/2012	8,000,000	8,354,160
Philadelphia PA Authority for Industrial Development Series A (Lease Revenue, NATL-RE & FGIC Insured)	5.00%	10/01/2013	5,625,000	5,967,000
Philadelphia PA Authority for Industrial Development Series A (Port, Airport, & Marina Authority Revenue, NATL-RE & FGIC Insured)	5.50%	07/01/2013	4,675,000	4,764,620
Philadelphia PA City of Philadelphia (Tax Revenue, CIFC Insured)	5.00%	08/01/2014	2,320,000	2,459,850
Philadelphia PA Gas Works 18th Series (Energy Revenue, CIFC Insured)	5.00%	08/01/2014	2,000,000	2,134,300
Philadelphia PA Gas Works 1998 General Ordinance Series A (Energy Revenue)	5.00%	08/01/2015	2,000,000	2,126,020
Philadelphia PA Municipal Authority (Lease Revenue)	4.00%	04/01/2012	780,000	795,600
Philadelphia PA Municipal Authority (Lease Revenue)	4.00%	04/01/2013	1,290,000	1,330,067
Philadelphia PA Municipal Authority (Lease Revenue, AGM Insured)	5.25%	05/15/2013	1,365,000	1,450,681
Philadelphia PA Municipal Authority (Lease Revenue, AGM Insured)	5.25%	11/15/2015	2,850,000	3,031,431
Philadelphia PA Municipal Authority Series B (Lease Revenue, AGM Insured)	5.25%	11/15/2016	1,280,000	1,355,085
Philadelphia PA Parking Authority (Port, Airport, & Marina Authority Revenue)	5.00%	09/01/2012	2,265,000	2,364,479
Philadelphia PA School District (Tax Revenue, AMBAC State Aid Withholding Insured)	5.00%	08/01/2013	2,955,000	3,138,358
Philadelphia PA School District Series A (Tax Revenue, AMBAC State Aid Withholding Insured)	5.00%	08/01/2015	10,105,000	10,985,651
Philadelphia PA School District Series C (Tax Revenue, State Aid Withholding Insured)	5.00%	09/01/2013	7,500,000	7,977,975
Philadelphia PA School District Series E (Tax Revenue, State Aid Withholding Insured)	5.00%	09/01/2011	2,405,000	2,448,482
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)
Philadelphia PA School District Tax & Revenue Antic Notes Series A (Tax Revenue)	2.50%	06/30/2011	$36,500,000	$36,663,885
Pittsburgh PA Water & Sewer Authority First Lien Series D-2 (Water & Sewer Revenue, AGM Insured) §±	0.30%	09/01/2040	35,000,000	35,000,000
Pittsburgh PA Water & Sewer Authority Series C (Water & Sewer Revenue, Assured Guaranty Insured) §±	2.63%	09/01/2035	6,250,000	6,320,500
St Mary Hospital Authority PA Catholic Healthcare East Series B (Health Revenue)	5.00%	11/15/2013	2,000,000	2,135,820
Westmoreland County PA (Tax Revenue, NATL-RE Insured) ^	2.77%	06/01/2013	1,170,000	1,101,543
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00%	07/01/2014	1,380,000	1,428,880
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00%	07/01/2015	1,435,000	1,480,217

				401,311,564

Puerto Rico: 1.10%
Puerto Rico Commonwealth (Miscellaneous Revenue, FGIC Insured)	5.50%	07/01/2011	2,740,000	2,770,030
Puerto Rico Commonwealth Highway & Transportation Authority Floaters Series DCL 019 (Transportation Revenue, Dexia Credit Local LOC, FSA Insured) §±	0.34%	01/01/2029	595,000	595,000
Puerto Rico Commonwealth Highway & Transportation Authority Series W MBIA (Transportation Revenue, NATL-RE & IBC Insured)	5.50%	07/01/2013	4,120,000	4,280,392
Puerto Rico Electric Power Authority Series WW (Utilities Revenue)	5.00%	07/01/2011	1,500,000	1,514,655
Puerto Rico Government Facilities Series M (Lease Revenue, Commonwealth Guaranty Insured)	5.50%	07/01/2011	4,125,000	4,167,941
Puerto Rico HFA Vivienda Modernization (Housing Revenue)	4.75%	10/01/2011	4,625,000	4,638,505
Puerto Rico Highway & Transportation Series W (Tax Revenue)	5.50%	07/01/2013	2,470,000	2,612,173
Puerto Rico Highway & Transportation Series X (Tax Revenue)	5.50%	07/01/2013	1,820,000	1,899,024
Puerto Rico Public Finance Corporation Commonwealth Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC) §±	5.75%	08/01/2027	17,000,000	17,289,000

				39,766,720

Rhode Island: 0.24%
Providence RI (Tax Revenue, AGM Insured)	4.00%	01/15/2014	1,830,000	1,896,594
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue, AGM Insured)	5.00%	05/15/2014	1,175,000	1,277,025
Rhode Island State Health & Educational Building Corporation (Health Revenue, Assured Guaranty Insured) ††§±	0.50%	05/15/2017	5,500,000	5,500,000

				8,673,619

South Carolina: 1.24%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88%	10/01/2014	2,860,000	3,024,421
Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue) (^)(^^)	1.83%	01/01/2027	1,350,000	131,058
Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue) (^)(^^)	1.86%	01/01/2028	3,435,000	314,852
Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue) (^)(^^)	2.14%	01/01/2038	14,500,000	744,285
Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue) (^)(^^)	11.79%	01/01/2037	18,250,000	992,253
Georgetown County SC Environmental Improvement International Paper Company Project Series A (IDR)	5.95%	03/15/2014	2,300,000	2,478,319
Greenville County SC Donaldson Industrial Air Park Project A (Port, Airport, & Marina Authority Revenue)	5.50%	04/01/2011	65,000	65,000
Lexington County SC Health Services Incorporate (Health Revenue)	5.00%	11/01/2014	500,000	539,780
Newberry Investing in Newberry County School District Project (Lease Revenue)	5.25%	12/01/2014	1,000,000	1,086,480
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
South Carolina (continued)
Orangeburg County SC Joint Government Action Authority (Tax Revenue, NATL-RE Insured)	5.00%	04/01/2011	$2,010,000	$2,010,000
Orangeburg County SC Joint Government Action Authority (Tax Revenue, NATL-RE Insured)	5.00%	10/01/2013	1,100,000	1,150,523
Piedmont Municipal Power Agency SC Unrefunded Balance 2004 Series A (Utilities Revenue, FGIC Insured)	6.50%	01/01/2016	1,860,000	2,142,534
Richland County SC Series A (Resource Recovery Revenue)	4.60%	09/01/2012	1,500,000	1,548,210
South Carolina Jobs Economic Development Authority Anmed Health Project (Health Revenue)	3.00%	02/01/2015	225,000	227,527
South Carolina Jobs Economic Development Authority Anmed Health Project (Health Revenue)	5.00%	02/01/2014	1,520,000	1,635,368
South Carolina Jobs Economic Development Authority Anmed Health Project (Health Revenue)	5.00%	02/01/2015	1,145,000	1,240,733
South Carolina Jobs EDA Palmetto Health (Health Revenue) §±	1.00%	08/01/2039	9,645,000	9,364,716
Spartanburg County SC Regional Health Services Series B (Health Revenue, Assured Guaranty Insured) §±	0.33%	04/15/2037	9,975,000	9,975,000
Tobacco Settlement Revenue Management Authority SC (Tobacco Revenue)	5.00%	06/01/2018	6,190,000	6,197,676

				44,868,735

South Dakota: 0.10%
Lower Brule Sioux Tribe of South Dakota Series B (Tax Revenue)	5.15%	05/01/2014	830,000	752,370
South Dakota EDFA Pooled Loan Program McEleeg SD Project-B (IDR)	4.38%	04/01/2011	120,000	120,000
South Dakota Housing Development Authority Series F (Housing Revenue)	5.25%	05/01/2028	1,455,000	1,493,892
South Dakota State HEFA Sanford Health (Health Revenue)	4.00%	11/01/2013	1,200,000	1,258,812

				3,625,074

Tennessee: 3.44%
BB&T Online Banking Series 29 (Utilities Revenue) §±	0.26%	03/01/2016	3,070,000	3,070,000
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00%	10/01/2013	1,850,000	1,983,515
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00%	10/01/2013	4,200,000	4,503,114
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00%	10/01/2014	1,650,000	1,792,907
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00%	10/01/2014	4,085,000	4,438,802
Clarksville TN Natural Gas Acquisition Corporation (Energy Revenue)	5.00%	12/15/2012	2,785,000	2,899,631
Elizabethton TN Health & Educational Facilities Board Hospital 1st Mortgage Series B (Health Revenue)	8.00%	07/01/2033	1,120,000	1,234,968
Elizabethton TN Health & Educational Facilities Board Hospital Series B MBIA (Health Revenue, NATL-RE & IBC Insured)	7.75%	07/01/2029	1,200,000	1,319,664
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue)	3.00%	07/01/2013	3,535,000	3,490,954
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue)	7.50%	07/01/2033	10,700,000	11,735,546
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States Series A MBIA (Health Revenue, NATL-RE & IBC Insured)	7.50%	07/01/2033	8,750,000	9,596,825
Knox County TN Health Educational & Housing Facilities Board Fort Sanders Alliance (Health Revenue, NATL-RE Insured)	5.75%	01/01/2012	7,000,000	7,203,210
Knox County TN Health Educational & Housing Facilities Board University Health System (Health Revenue)	4.13%	04/01/2011	1,135,000	1,135,000
Lewisburg TN Industrial Development Board Waste Management Incorporated Project (Resource Recovery Revenue) §±	2.50%	07/01/2012	1,750,000	1,757,053
Memphis Shelby County TN Airport Authority Refunding Series B (Port, Airport, & Marina Authority Revenue)	4.00%	07/01/2014	1,795,000	1,873,118
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County TN County HEFA Meharry Medical College (Health Revenue, AMBAC Insured)	6.00%	12/01/2012	$825,000	$849,866
Shelby County TN Health, Educational & Housing Facilities Series 2004A (Health Revenue)	5.00%	09/01/2015	2,750,000	3,034,900
Sullivan County TN Health Educational & Housing Facilities Board Wellmont Health Systems (Health Revenue, RADIAN Insured)	5.00%	09/01/2011	680,000	682,326
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	02/01/2013	3,000,000	3,172,500
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	09/01/2013	4,185,000	4,406,219
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	09/01/2014	9,210,000	9,673,079
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	09/01/2015	23,790,000	24,500,845
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	09/01/2016	7,130,000	7,195,667
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00%	02/01/2015	12,135,000	12,651,102

				124,200,811

Texas: 9.14%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00%	08/15/2034	5,945,000	5,946,427
Bexar County TX Health Facilities (Health Revenue)	5.00%	07/01/2011	165,000	166,074
Brazos River TX Harbor Navigation District The Dow Chemical Company (IDR)	5.25%	10/01/2011	1,300,000	1,302,353
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75%	01/01/2017	500,000	534,450
Dallas Fort Worth TX International Airport Series B (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.75%	11/01/2018	3,000,000	3,009,990
Garza County TX Public Facilities Corporation (Lease Revenue)	5.00%	10/01/2011	1,220,000	1,236,775
Garza County TX Public Facilities Corporation (Lease Revenue)	5.00%	10/01/2012	10,000	10,366
Harris County TX Cultural Education Facilities Finance Corporation (Health Revenue)	2.75%	06/01/2014	2,380,000	2,382,237
Harris County TX Cultural Education Facilities Finance Corporation (Health Revenue)	3.13%	06/01/2015	2,290,000	2,297,763
Harris County TX Cultural Education Facilities Finance Corporation Methodist Hospital System Series B (Health Revenue)	5.25%	12/01/2013	3,000,000	3,289,800
Harris County TX Health Facilities Development Corporation Memorial Hospital Systems Project Series A (Health Revenue, NATL-RE Insured)	6.00%	06/01/2012	1,250,000	1,310,100
Harris County TX Sports Authority Capital Appreciation Junior Lien Series B (Tax Revenue, NATL-RE Insured) ^	0.03%	11/15/2011	3,345,000	3,225,349
Houston TX Airport System Sub Lien Series A (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.50%	07/01/2017	5,940,000	5,949,088
Houston TX Airport System Sub Lien Series B (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.25%	07/01/2015	4,000,000	4,007,280
Houston TX Beneficial Ownership Series 14 Puttable (Housing Revenue)	5.75%	11/01/2034	1,534,000	1,535,672
Houston TX First Lien Series C (Utilities Revenue, AMBAC Insured) §±	5.00%	05/15/2034	3,000,000	3,016,770
Houston TX First Lien Series C1 (Utilities Revenue, AMBAC Insured) §±	5.00%	05/15/2034	2,500,000	2,513,975
Houston TX Hotel Occupancy (Tax Revenue, AMBAC Insured) ^	0.22%	09/01/2016	4,000,000	3,090,920
Houston TX Hotel Occupancy Refunding Convention & Entertainment (Tax Revenue, AMBAC Insured)	5.38%	09/01/2014	2,930,000	2,949,162
Houston TX Hotel Occupancy Tax & Supplement Series B (Tax Revenue, AMBAC Insured)	5.75%	09/01/2015	3,505,000	3,538,893
Houston TX Housing Finance Corporation Series A (Housing Revenue, GNMA/FNMA Insured)	6.75%	06/01/2033	740,000	765,204
Laredo TX Public Property Finance Contractual Obligation (GO — Local)	3.88%	02/15/2018	4,525,000	4,511,878
Lewisville TX Refinancing & Capital Improvement Special Assessment (Tax Revenue, ACA Insured)	5.75%	09/01/2012	240,000	244,493
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)
Lower Colorado River Authority TX (Miscellaneous Revenue, AMBAC Insured)	5.00%	05/15/2017	$3,260,000	$3,278,386
Lower Colorado River Authority TX Unrefunded Balance 2010 Series A (Miscellaneous Revenue, AGM Insured)	5.88%	05/15/2015	1,510,000	1,515,995
Lubbock TX Health Facilities Development Corporation St. Joseph Health Systems Series A (Hospital Revenue) §±	3.05%	07/01/2030	3,415,000	3,476,402
Matagorda County TX PCR AEP Texas Center Project Navigation District # 1 (IDR) §±	5.13%	06/01/2030	3,765,000	3,786,536
Mission TX Economic Development Corporation Solid Waste Disposal Allied Waste Incorporated Project Series A (Resource Recovery Revenue)	5.20%	04/01/2018	5,000,000	5,068,700
Mission TX Economic Development Corporation Solid Waste Disposal Republic Services Incorporated Series A (Resource Recovery Revenue) §±	1.85%	01/01/2020	10,000,000	10,000,000
North Texas Health Facilities Development Corporation TX United Regional Health Care System (Health Revenue, AGM Insured)	5.00%	09/01/2017	850,000	900,473
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A-1 (Education Revenue) §±	0.70%	07/01/2019	24,875,000	24,622,021
North Texas Tollway Authority First Tier Puttable Series L-2 (Transportation Revenue) §±	6.00%	01/01/2038	16,775,000	18,003,937
North Texas Tollway Authority Series A (Transportation Revenue)	3.00%	01/01/2012	2,000,000	2,026,180
Sabine River Authority TX PCR TXU Electric Company Project Series B (Resource Recovery Revenue) §±	5.75%	05/01/2030	3,595,000	3,383,794
Sabine River TX TXU Electric Company Project Series A (PCR) (Utilities Revenue) §±	5.50%	05/01/2022	8,515,000	8,014,744
San Antonio TX Hotel Occupancy (Tax Revenue, NATL-RE & FGIC Insured) ^	0.00%	08/15/2011	1,315,000	1,310,345
Tarrant County TX Cultural Education Facilities (Health Revenue)	5.00%	05/15/2013	1,000,000	1,024,120
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series D (Energy Revenue)	5.63%	12/15/2017	36,310,000	38,285,990
Texas Municipal Gas Acquisition & Supply Corporation I Series A (Energy Revenue)	5.00%	12/15/2015	6,080,000	6,362,538
Texas Municipal Gas Acquisition & Supply Corporation Series A (Energy Revenue) §±	0.91%	09/15/2017	9,265,000	8,862,158
Texas Municipal Gas Acquisition & Supply Corporation Series A (Energy Revenue)	5.00%	12/15/2012	600,000	624,696
Texas Municipal Gas Acquisition & Supply Corporation Series B (Energy Revenue) §±	0.72%	09/15/2017	63,850,000	61,278,122
Texas Municipal Gas Acquisition & Supply Corporation Series B (Energy Revenue) §±	0.76%	12/15/2017	1,350,000	1,214,595
Texas Municipal Power Agency Unrefunded Balance (Utilities Revenue, AMBAC Insured) ^	0.02%	09/01/2012	2,785,000	2,728,910
Texas Municipal Power Agency Unrefunded Balance (Utilities Revenue, NATL-RE Insured) ^	0.11%	09/01/2015	8,000,000	7,064,960
Texas State Affordable Housing Corporation (Housing Revenue, GNMA/FNMA Insured)	5.50%	09/01/2038	290,000	298,039
Texas State PFA (Miscellaneous Revenue)	2.60%	07/01/2020	60,000,000	60,000,000

				329,966,660

Utah: 0.07%
Utah State Charter School Finance Authority North Davis Preparatory (Miscellaneous Revenue)	5.00%	07/15/2015	770,000	765,549
Utah State Charter School Finance Authority Summit Academy Series A (Miscellaneous Revenue)	5.13%	06/15/2017	1,950,000	1,885,494

				2,651,043

Vermont: 0.05%
Burlington VT (Utilities Revenue, AMBAC Insured)	5.38%	07/01/2013	605,000	630,253
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Vermont (continued)
Burlington VT (Utilities Revenue, AMBAC Insured)	5.38%	07/01/2014	$1,145,000	$1,187,308

				1,817,561

Virgin Islands: 0.70%
Virgin Islands PFA Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	6.00%	10/01/2014	2,100,000	2,226,903
Virgin Islands PFA Senior Lien Matching Fund Loan Notes Series A (Water & Sewer Revenue)	5.00%	10/01/2014	645,000	693,891
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00%	10/01/2013	2,500,000	2,662,450
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00%	10/01/2014	500,000	537,900
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00%	10/01/2016	4,000,000	4,276,160
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00%	10/01/2013	3,250,000	3,450,753
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00%	10/01/2014	2,250,000	2,416,658
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	3.00%	10/01/2011	465,000	467,818
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	3.00%	10/01/2012	465,000	471,301
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	4.00%	10/01/2014	600,000	625,578
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	5.00%	10/01/2013	605,000	644,313
Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	5.00%	10/01/2015	620,000	669,991
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00%	07/01/2013	3,500,000	3,594,710
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00%	07/01/2014	2,500,000	2,571,375

				25,309,801

Virginia: 0.76%
Alexandria VA IDA American Society Clinical Series B (Miscellaneous Revenue, SunTrust Bank LOC) §±	0.65%	10/01/2043	8,000,000	8,000,000
Chesterfield County VA IDA PCR Series A (IDR) §±	5.88%	06/01/2017	3,300,000	3,372,798
Chesterfield County VA IDA PCR Series B (IDR) §±	5.88%	06/01/2017	2,425,000	2,478,496
Louisa VA IDA Electric & Power Company Project Series A (Utilities Revenue) §±	5.38%	11/01/2035	2,000,000	2,154,880
Marquis County VA IDA (Miscellaneous Revenue)	5.10%	09/01/2013	3,072,000	2,595,226
Richmond VA Government Facilities Revenue Bonds (Lease Revenue, AMBAC Insured)	5.00%	07/15/2013	360,000	384,001
Smyth County VA IDA Mountain States Health Alliance (Health Revenue)	5.00%	07/01/2013	3,670,000	3,846,344
Virginia College Building Authority Regent University Project (Education Revenue)	4.50%	06/01/2012	395,000	406,893
Virginia College Building Authority Regent University Project (Education Revenue)	5.00%	06/01/2014	535,000	572,926
Virginia State Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	3.90%	01/01/2013	750,000	764,745
Virginia State Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	3.90%	07/01/2013	600,000	614,472
Virginia State Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	4.20%	07/01/2014	750,000	775,313
Virginia State Housing Development Authority Sub Series C (Housing Revenue)	4.25%	07/01/2013	1,500,000	1,546,560

				27,512,654

Washington: 1.02%
Clark County WA School District # 114 (Tax Revenue, AGM Insured)	5.25%	12/01/2012	5,000,000	5,385,200
King County WA Public Hospital District Number 001 Series A (Health Revenue)	5.00%	06/15/2013	1,070,000	1,118,353
King County WA Public Hospital District Number 001 Series A (Health Revenue)	5.00%	06/15/2014	1,520,000	1,597,262
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Washington (continued)
Port Kalama WA Series B (Port, Airport, & Marina Authority Revenue)	5.25%	12/01/2015	$500,000	$539,360
Port Moses Lake WA Series A (Tax Revenue, XLCA Insured)	4.25%	12/01/2011	260,000	265,834
Port Moses Lake WA Series A (Tax Revenue, XLCA Insured)	4.25%	12/01/2012	200,000	208,986
Port Moses Lake WA Series A (Tax Revenue, XLCA Insured)	4.25%	12/01/2013	185,000	195,717
Quinault Indian Nation WA Quinault Beach Series A (Miscellaneous Revenue, ACA Insured)	5.80%	12/01/2015	395,000	333,471
Skagit County Public Hospital District #1 (Health Revenue)	5.50%	12/01/2013	500,000	525,145
Spokane WA Public Facilities District Series A (Tax Revenue, NATL-RE Insured)	5.00%	12/01/2011	495,000	507,920
Tobacco Settlement Authority WA Asset-Backed (Tobacco Revenue)	6.50%	06/01/2026	16,650,000	16,757,060
Washington State HCFA Series A (Health Revenue)	5.00%	08/15/2012	2,000,000	2,092,680
Washington State Health Care Facilities Authority Series A (Health Revenue)	5.00%	08/15/2013	1,250,000	1,334,213
Washington State Health Care Facilities Authority Series A (Health Revenue)	5.00%	08/15/2014	1,500,000	1,615,620
Washington State HEFAR Whitworth University Project (Education Revenue)	4.00%	10/01/2012	710,000	727,644
Washington State HEFAR Whitworth University Project (Education Revenue)	4.00%	10/01/2013	630,000	648,900
Washington State HEFAR Whitworth University Project (Education Revenue)	4.00%	10/01/2014	790,000	815,264
Washington State Housing Authority (Health Revenue)	5.10%	01/01/2013	2,100,000	1,967,217

				36,635,846

West Virginia: 0.24%
Berkeley County WV Public Sewer Series A (Miscellaneous Revenue)	4.55%	10/01/2014	545,000	563,416
Kanawha County WV Residential Mortgage (Housing Revenue, FGIC Insured)	7.38%	09/01/2011	200,000	205,852
West Virginia Economic Development Authority PCR Series D (Utilities Revenue) §±	4.85%	05/01/2019	7,400,000	7,808,554

				8,577,822

Wisconsin: 1.54%
Badger WI Tobacco Asset Securitization Corporation Asset-Backed Prerefunded (Tobacco Revenue)	6.13%	06/01/2027	7,575,000	7,886,257
Kenosha WI USD # 1 Series A (Tax Revenue)	4.00%	04/01/2013	2,130,000	2,229,918
Kimberly WI Area School District Refunding (Tax Revenue, AGM Insured)	4.35%	03/01/2013	1,000,000	1,031,410
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00%	06/01/2019	6,000,000	6,154,080
Wisconsin Housing & Economic Development Authority Series F (Housing Revenue)	5.20%	07/01/2018	35,000	35,000
Wisconsin State HEFA (Health Revenue)	4.00%	12/01/2013	1,295,000	1,359,141
Wisconsin State HEFA (Health Revenue)	4.00%	12/01/2015	1,310,000	1,362,544
Wisconsin State HEFA (Health Revenue)	5.00%	07/15/2014	6,000,000	6,325,680
Wisconsin State HEFA (Health Revenue)	5.00%	12/01/2014	1,350,000	1,460,457
Wisconsin State HEFA Aurora Healthcare Incorporated Series A (Health Revenue)	5.00%	04/15/2012	555,000	571,672
Wisconsin State HEFA Aurora Healthcare Incorporated Series A (Health Revenue)	5.00%	04/15/2014	1,500,000	1,577,130
Wisconsin State HEFA Froedtert & Community Healthcare (Health Revenue)	4.00%	04/01/2014	1,250,000	1,323,188
Wisconsin State HEFA Marquette University (Education Revenue, NATL-RE Insured)	5.25%	06/01/2013	2,640,000	2,647,946
Wisconsin State HEFA Ministry Healthcare Series A (Health Revenue)	4.00%	08/15/2014	1,000,000	1,044,010
Wisconsin State HEFA Ministry Healthcare Series A (Health Revenue)	5.00%	08/15/2015	1,750,000	1,896,685
Wisconsin State HEFA ThedaCare Incorporated (Health Revenue)	5.00%	12/15/2014	1,060,000	1,148,033
Wisconsin State HEFA ThedaCare Incorporated Series A (Health Revenue)	5.00%	12/15/2014	1,730,000	1,872,898
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Wisconsin (continued)
Wisconsin State HEFA ThedaCare Incorporated Series B (Health Revenue)		4.00%	12/15/2014	$3,405,000	$3,533,879
Wisconsin State HEFA Wheaton Healthcare Series B (Health Revenue) §±		4.75%	08/15/2025	10,750,000	11,342,755
Wisconsin State HEFA Wheaton Healthcare Series B (Health Revenue)		5.00%	08/15/2012	860,000	878,241

					55,680,924

Wyoming: 0.03%
Lincoln County WY Environmental Corporation (Resource Recovery Revenue) §±		4.13%	11/01/2025	1,000,000	1,029,730

Total Municipal Bonds and Notes (Cost $3,458,744,982)					3,469,020,388

Short-Term Investments: 0.20%

		Yield		Shares
Investment Companies: 0.17%
Wells Fargo Advantage National Tax-Free Money Market Fund (l)(u)		0.09%		6,059,149	6,059,149

		Interest Rate	Maturity Date	Principal
US Treasury Bills: 0.03%
US Treasury Bill^		0.09%	06/23/2011	1,200,000	1,199,759

Total Short-Term Investments (Cost $7,258,888)					7,258,908

Total Investments in Securities (Cost $3,540,894,524)*	98.36%				3,550,755,787
Other Assets and Liabilities, Net	1.64				59,219,850

Total Net Assets	100.00%				$3,609,975,637

§	These securities are subject to a demand feature which reduces the effective maturity.

^	Zero coupon security. Rate represents yield to maturity.

^^	This security is currently in default with regards to scheduled interest and/or principal payments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

Cost for federal income tax purposes is $3,541,092,021 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$33,925,813
Gross unrealized depreciation	(24,262,047)

* Net unrealized appreciation	$9,663,766
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 96.95%

Alabama: 1.36%
Alabama 21st Century Authority (Tobacco Revenue)	5.50%	12/01/2011	$1,100,000	$1,122,704
Chatom AL Industrial Development Board Alabama Electric Series A Remarketing (Utilities Revenue) ±§	1.20%	08/01/2037	3,000,000	2,999,790
Chatom AL Industrial Development Board Power South Energy Cooperative Projects Series A (Utilities Revenue) ±§	0.83%	11/15/2038	50,000,000	50,010,000
Chatom AL Industrial Development Board Solid Refunding Power South Energy Series B (Utilities Revenue)	4.00%	08/01/2013	5,845,000	6,075,585
County of Jefferson AL Series B-8 (Water & Sewer Revenue, AGM Insured)	5.25%	02/01/2012	2,380,000	2,338,326
Health Care Authority AL for Baptist Health (Health Revenue, Assured Guaranty GO of Authority Insured) ±§(m)	1.20%	11/15/2037	10,575,000	10,575,000
Health Care Authority AL for Baptist Health (Health Revenue, GO of Authority Insured) ±§	6.13%	11/15/2036	2,900,000	3,006,604
Huntsville AL Solid Waste Disposal Authority (Resource Recovery Revenue, NATL-RE Insured)	5.50%	10/01/2014	4,680,000	4,690,764
Huntsville AL Solid Waste Disposal Authority (Resource Recovery Revenue, NATL-RE Insured)	5.75%	10/01/2012	3,550,000	3,561,467
Huntsville Madison County AL Airport Authority (Airport Revenue, AGM Insured)	5.00%	07/01/2011	2,225,000	2,244,313
Infirmary Health System Special Care Facilities Financing Authority of Mobile AL Series A (Health Revenue)	5.00%	02/01/2012	500,000	514,140
Infirmary Health System Special Care Facilities Financing Authority of Mobile AL Series A (Health Revenue)	5.00%	02/01/2013	1,000,000	1,051,010
Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series B (IDR) ±§	4.88%	06/01/2034	775,000	820,950
Orange Beach AL Refunding (Tax Revenue, Assured Guaranty Insured)	3.00%	10/01/2011	1,960,000	1,980,090

				90,990,743

Alaska: 0.16%
Alaska Energy Authority Utilities (Utilities Revenue, FSA Insured)	6.60%	07/01/2015	9,000,000	9,727,560
Alaska Student Loan Corporation Series A-3 (Education Revenue)	5.00%	06/01/2011	1,000,000	1,006,140

				10,733,700

Arizona: 3.34%
Arizona Health Facilities Authority Phoenix Catholic Healthcare West Series E (Health Revenue) ±§	5.00%	07/01/2029	9,000,000	9,353,700
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue) ±§	1.25%	02/01/2042	64,410,000	56,443,746
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue) ±§	1.10%	02/01/2042	43,300,000	38,166,785
Arizona School facilities Board (Lease Revenue, AGC-ICC Insured) ††±§	0.35%	09/01/2021	5,000,000	5,000,000
Arizona School Facilities Board State School Trust Series A (Miscellaneous Revenue, AMBAC Insured)	5.25%	07/01/2011	4,315,000	4,357,891
Arizona Sports & Tourism Authority (Tax Revenue, Allied Irish Bank plc LOC) ±§	4.10%	07/01/2036	37,650,000	37,650,000
Coconino County AZ Pollution Control Corporation (Utilities Revenue) ±§	3.63%	10/01/2029	8,500,000	8,535,785
Maricopa County AZ IDA Catholic Health Care West Series A (Health Revenue, NATL-RE Insured)	5.75%	07/01/2011	4,210,000	4,224,861
Maricopa County AZ IDA Catholic Healthcare West Series B (Health Revenue) ±§	5.00%	07/01/2025	5,520,000	5,717,340
Maricopa County AZ Stadium Refunding (Miscellaneous Revenue, AMBAC Insured)	5.25%	06/01/2011	1,000,000	1,005,480
Mohave County AZ IDA Mohave Prison LLC Expansion Project (Miscellaneous Revenue)	6.75%	05/01/2012	2,580,000	2,636,321
Navajo County AZ Pollution Control Corporation (IDR) ±§	5.00%	06/01/2034	2,250,000	2,309,310
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Arizona (continued)
Scottsdale AZ IDA (Health Revenue, AGM Insured) ±§(m)	1.20%	09/01/2045	$46,350,000	$46,350,000
Tempe AZ Industrial Development Authority (Lease Revenue, AMBAC Insured)	5.00%	07/01/2013	975,000	1,029,639

				222,780,858

Arkansas: 0.04%
City of Springdale AR (Tax Revenue, AGM Insured)	4.00%	07/01/2027	480,000	468,106
County of Baxter AR (Health Revenue)	3.00%	09/01/2011	520,000	522,496
County of Baxter AR (Health Revenue)	3.00%	09/01/2012	1,555,000	1,574,204

				2,564,806

California: 10.22%
California County Tobacco Securitzation Agency (Tobacco Revenue)	4.75%	06/01/2012	2,905,000	2,958,045
California Educational Facilities Authority (Education Revenue, JPMorgan Chase Bank LOC) ±§	0.22%	05/01/2030	2,650,000	2,650,000
California Educational Facilities Authority (Education Revenue, JPMorgan Chase Bank LOC) ±§	0.22%	05/01/2033	11,890,000	11,890,000
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC Insured)	5.00%	02/01/2014	2,730,000	2,767,046
California HFFA Catholic Healthcare West Series G (Health Revenue) ±§	5.00%	07/01/2028	3,000,000	3,136,620
California HFFA Catholic Healthcare West Series H Unrefunded Balance (Health Revenue) ±§	4.45%	07/01/2026	1,630,000	1,645,974
California HFFA Cedars-Sinai Medical Center (Health Revenue)	5.00%	08/15/2011	2,000,000	2,027,240
California HFFA San Diego Hospital Series A (Health Revenue, NATL-RE Insured) (n)(m)(a)±§	0.40%	07/15/2018	6,500,000	6,027,191
California Infrastructure & Economic Development Bank Orange County Performing Series C (Miscellaneous Revenue, Allied Irish Bank plc LOC) ±§	3.94%	07/01/2034	55,775,000	55,775,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Series E (IDR) ±§	2.25%	11/01/2026	13,000,000	13,077,220
California Municipal Finance Authority Republic Services Remarketing (Resource Recovery Revenue) ±§	1.75%	09/01/2021	33,850,000	33,850,339
California Municipal Finance Authority Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±§	1.63%	02/01/2019	5,000,000	5,002,400
California PCFA (Resource Recovery Revenue) ±§	1.88%	08/01/2023	21,000,000	21,000,840
California PCFA Series B (Resource Recovery Revenue) ±§	1.50%	08/01/2024	3,500,000	3,500,000
California PCFA Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±§	5.00%	11/01/2038	6,000,000	6,296,280
California PCFA Waste Management Incorporated Project Series A1 (Resource Recovery Revenue) ±§	4.70%	04/01/2025	2,500,000	2,558,475
California State Floaters DCL-049 (Miscellaneous Revenue, Dexia Credit Local LOC, FSA Insured) ±§	0.41%	08/01/2032	18,765,000	18,765,000
California State Floaters PT-2831 (Miscellaneous Revenue, AMBAC Insured) ±§	0.42%	02/01/2028	4,380,000	4,380,000
California State Public Works Board Department of Mental Health Series A (Lease Revenue)	5.00%	06/01/2011	1,000,000	1,004,900
California Statewide CDA (Housing Revenue, FHLMC Insured)	1.88%	12/01/2012	1,000,000	1,000,280
California Statewide CDA Chadwick School (Education Revenue, Allied Irish Bank plc LOC) ±§	4.75%	10/01/2029	7,000,000	7,000,000
California Statewide CDA Disposal Republic Services Series A (Resource Recovery Revenue)	4.95%	12/01/2012	1,250,000	1,315,525
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±§(m)	0.83%	07/01/2040	8,700,000	8,700,000
California Statewide Communities Development Authority (Health Revenue, AGM Insured) ±§(m)	0.65%	07/01/2041	13,250,000	13,250,000
California Transportation Financing Authority (Transportation Revenue, AGM Insured) ±§	0.30%	10/01/2027	25,020,000	25,020,000
City of Upland CA (Lease Revenue)	3.00%	01/01/2013	1,790,000	1,824,314
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
County of Sacrament CA (Port, Airport, & Marina Authority Revenue, FSA Insured) ±	0.40%	07/01/2011	$8,800,000	$8,800,000
Dublin CA USD (Tax Revenue)	2.00%	08/31/2011	4,000,000	4,017,960
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, CitiBank NA LOC) ±§	0.32%	03/01/2036	28,195,000	28,195,000
Golden Empire Schools Financing Authority (Lease Revenue)	4.00%	05/01/2012	33,630,000	34,451,581
Irwindale CA CDA Floaters PT-3542 (Tax Revenue, FSA Insured) ±§	0.42%	07/15/2026	27,890,000	27,890,000
Long Beach CA Bond Finance Authority Series A (Energy Revenue)	5.00%	11/15/2013	6,305,000	6,585,636
Long Beach CA Bond Finance Authority Series A (Energy Revenue)	5.00%	11/15/2014	2,340,000	2,433,436
Long Beach CA Community College District BAN Series A (Miscellaneous Revenue)	9.85%	01/15/2013	5,800,000	6,652,658
Long Beach CA Series B (Port, Airport, & Marina Authority Revenue)	3.00%	06/01/2011	455,000	455,960
Los Angeles CA Power System Subseries A2 (Utilities Revenue) ±§	0.25%	07/01/2035	17,800,000	17,800,000
Northern California Gas Authority # 1 LIBOR (Energy Revenue) ±§	0.65%	07/01/2013	10,000,000	9,519,700
Northern California Gas Authority # 1 LIBOR (Energy Revenue) ±§	0.80%	07/01/2017	5,225,000	4,481,378
Oakland CA RDA (Tax Revenue, NATL-RE FGIC Insured)	5.00%	09/01/2011	1,350,000	1,362,123
Palomar Pomerado CA Health Care District COP Series A (Health Revenue, AGM Insured) ±§(m)	1.43%	11/01/2036	29,825,000	29,825,000
Palomar Pomerado CA Health Care District COP Series B (Health Revenue, AGM Insured) ±§(m)	1.42%	11/01/2036	23,500,000	23,500,000
Palomar Pomerado CA Health Care District COP Series C (Health Revenue, AGM Insured) ±§(m)	1.41%	11/01/2036	11,550,000	11,550,000
Port of Oakland CA Unrefunded Balance Series K (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.75%	11/01/2013	8,240,000	8,262,742
Poway CA Community Facilities District # 88-1 Parkway business (Tax Revenue)	3.00%	08/15/2011	2,590,000	2,594,688
Poway CA Community Facilities District # 88-1 Parkway business (Tax Revenue)	3.25%	08/15/2012	2,980,000	2,994,393
Puttable Floating Option Tax-Exempt Receipts 4011 (Water & Sewer Revenue, FGIC Insured) ±§	0.42%	12/01/2023	8,885,000	8,885,000
Puttable Floating Option Tax-Exempt Receipts 4043 (Tax Revenue, FSA GO of District Insured) ±§	0.42%	10/15/2023	9,610,000	9,610,000
Puttable Floating Option Tax-Exempt Receipts 4211 (Tax Revenue) ±§	0.42%	02/01/2025	27,485,000	27,485,000
Puttable Floating Option Tax-Exempt Receipts 4369 (GO — Local) (, FSA Insured) ±§	0.42%	08/01/2032	10,625,000	10,625,000
Roseville CA Natural Gas Finance Authority (Energy Revenue)	5.00%	02/15/2012	1,215,000	1,244,816
Sacramento CA Suburban Water District (Lease Revenue, Sumitomo Mitsui Banking LOC) ±§	0.24%	11/01/2034	2,000,000	2,000,000
Sacramento CA Unified School District (Lease Revenue, AGM Insured) ±§	3.25%	03/01/2040	23,000,000	22,990,570
Sacramento County CA SFMR Floaters 2327 (Housing Revenue, FNMA GNMA Insured) ±§	0.45%	10/01/2023	8,590,000	8,590,000
San Diego CA PFFA Ballpark Series A (Lease Revenue, AMBAC Insured) ††	5.00%	02/15/2012	1,000,000	1,026,560
San Diego CA PFFA Ballpark Series A (Lease Revenue, AMBAC Insured) ††	5.00%	02/15/2013	4,110,000	4,286,607
San Diego County CA COP (Lease Revenue, AMBAC Insured)	5.63%	09/01/2012	1,650,000	1,706,414
Santa Clara Valley CA Transportation Authority Series A (Tax Revenue) ±§	0.27%	06/01/2026	10,930,000	10,930,000
State of California (Miscellaneous Revenue)	3.00%	06/28/2011	42,500,000	42,740,550
State of California (Tax Revenue)	4.15%	12/01/2012	9,220,000	9,596,914
State of California (Tax Revenue)	6.25%	09/01/2012	2,165,000	2,242,161
Sulphur Springs CA USD (Tax Revenue, NATL-RE Insured) ^	1.44%	09/01/2011	3,000,000	2,981,730
Tulare Portervile CA Schools Various 2002 Refinancing (Lease Revenue, AGM Insured) ±§	0.35%	05/01/2019	5,725,000	5,725,000
Turlock CA Irrigation District Senior Notes (Utilities Revenue)	0.75%	08/12/2011	7,250,000	7,250,508
Washington Township CA Health Care District 2004 Election Series A (Tax Revenue)	6.00%	08/01/2012	1,730,000	1,835,219
Washington Township CA Health Care District Series A (Health Revenue)	4.50%	07/01/2011	315,000	316,742
Washington Township CA Health Care District Series A (Health Revenue)	4.50%	07/01/2012	285,000	291,749
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
Washington Township CA Health Care District Series A (Health Revenue)	4.50%	07/01/2013	$290,000	$299,512
Washington Township CA Health Care District Series A (Health Revenue)	5.00%	07/01/2014	305,000	320,647
William S. Hart CA USD Bond Anticipation Notes (Tax Revenue)	3.00%	12/01/2011	1,500,000	1,508,775
William S. Hart CA USD Bond Anticipation Notes (Tax Revenue)	4.00%	12/01/2011	1,000,000	1,012,430
William S. Hart CA USD Bond Anticipation Notes (Tax Revenue)	5.00%	12/01/2011	8,550,000	8,712,536

				682,009,384

Colorado: 2.67%
Arapahoe County CO IDK Partners I Trust Series A Class A (Housing Revenue, GNMA Insured)	5.25%	11/01/2019	57,250	57,752
Arkansas River Power Authority CO Floaters PT-3550 (Utilities Revenue, XLCA Insured) ±§	0.43%	10/01/2026	9,590,000	9,590,000
Colorado ECFA Northwestern College Series A (Education Revenue, Marshall & Ilsley Bank LOC) ±§	1.85%	08/01/2038	6,000,000	6,000,000
Colorado Educational & Cultural Facilities Adjusted Valor Christian School Project (Education Revenue, Sovereign Bank LOC) ±§	0.33%	11/01/2038	3,000,000	3,000,000
Colorado Health Facilities Authority Catholic Health D-2 Project Unrefunded Balance (Health Revenue) ±§	5.25%	10/01/2038	2,935,000	3,189,142
Colorado Health Facilities Authority Covenant Retirement Communities Incorporated (Health Revenue)	5.00%	12/01/2011	1,000,000	1,012,910
Colorado Health Facilities Authority Longmont United Hospital Series B (Health Revenue, Radian Insured)	5.25%	12/01/2011	1,555,000	1,580,720
Colorado Mid-cities Metropolitan District No 1 Special Improvement RRB Series 2004-A (Tax Revenue, BNP Paribas LOC) ±§	0.26%	12/01/2020	450,000	450,000
Colorado Springs CO Sub Lien Improvements Series A (Utilities Revenue) ±§	0.30%	11/01/2025	15,825,000	15,825,000
Colorado Springs CO Utilities Series B (Utilities Revenue) ±§	0.30%	11/01/2036	32,100,000	32,100,000
Denver CO City & County (Port, Airport, & Marina Authority Revenue, NATL-RE Insured) ±§	0.50%	11/15/2012	7,330,000	7,330,000
Denver CO City & County Series A (Port, Airport, & Marina Authority Revenue, AMBAC Insured)	6.00%	11/15/2013	9,930,000	9,963,166
Denver CO City & County Subseries F2 (Port, Airport, & Marina Authority Revenue, Assured Guaranty Insured) ±§(m)	0.85%	11/15/2025	2,950,000	2,950,000
E-470 Public Highway Authority CO Series A2 (Transportation Revenue, NATL-RE Insured) ±§	5.00%	09/01/2039	20,000,000	20,242,800
E-470 Public Highway Authority CO Series B (Transportation Revenue, NATL-RE Insured) ^	3.42%	09/01/2011	8,235,000	8,117,322
E-470 Public Highway Authority CO Series B2 (Transportation Revenue, NATL-RE Insured) ±§	5.00%	09/01/2039	115,000	116,632
University of Colorado Enterprise Systems RRB Series 2007-A (Education Revenue, NATL-RE Insured) ±§	0.43%	06/01/2026	6,805,000	6,805,000
University of Colorado Hospital Authority Series B (Education Revenue) ±§	1.00%	11/15/2035	50,000,000	50,000,000

				178,330,444

Connecticut: 0.08%
State of Connecticut (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.25%	10/01/2015	5,425,000	5,479,250

Delaware: 0.46%
Delaware Puttable Floating Option Tax-Exempt Receipts (Miscellaneous Revenue) () ±§	0.75%	07/01/2047	21,255,000	21,255,000
Delaware State Economic Development Authority (Utilities Revenue) ±§	1.80%	07/01/2025	7,000,000	7,022,750
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Delaware (continued)
Delaware State Economic Development Authority (Utilities Revenue, AMBAC Insured) ±§	4.90%	05/01/2026	$2,250,000	$2,253,195

				30,530,945

District of Columbia: 1.65%
District of Columbia American College Cardiology (Education Revenue, SunTrust Bank LOC) ±§	0.69%	06/01/2040	12,000,000	12,000,000
District of Columbia BAN Pilot Arthur (Tax Revenue)	4.00%	12/01/2012	6,000,000	6,229,860
District of Columbia Children’s Research Center (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.74%	04/01/2038	6,400,000	6,400,000
District of Columbia Georgetown Day School Issues (Education Revenue, SunTrust Bank LOC) ±§	0.69%	07/01/2040	15,800,000	15,800,000
District of Columbia Jewish Campus Life (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.69%	05/01/2027	7,000,000	7,000,000
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.69%	11/01/2042	28,200,000	28,200,000
District of Columbia Sidwell Friends School (Education Revenue, SunTrust Bank LOC) ±§	0.69%	04/01/2035	34,300,000	34,300,000

				109,929,860

Florida: 8.68%
Alachua County FL Health Facilities Authority (Health Revenue)	3.00%	12/01/2011	1,000,000	1,008,950
Alachua County FL Health Facilities Authority Shands Healthcare Series B (Health Revenue)	3.00%	12/01/2012	500,000	507,145
Alachua County FL Health Facilities Authority Shands Healthcare Series B (Health Revenue)	5.00%	12/01/2013	4,340,000	4,592,588
Arcadia FL Housing Authority Arcadia Oaks Association Limited Project (Housing Revenue)	4.25%	01/01/2012	2,000,000	2,002,520
Broward County FL Passenger Financial Convention Lien Series H-1 (Port, Airport, & Marina Authority Revenue, AMBAC Insured)	5.25%	10/01/2011	1,525,000	1,530,322
Broward County FL School Board (Lease Revenue, AGM Insured) ±§	0.28%	07/01/2021	1,100,000	1,100,000
Broward County FL Series C (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.38%	09/01/2011	3,100,000	3,110,974
Broward County FL Series C (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.38%	09/01/2012	5,665,000	5,681,768
Broward County FL Series E (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.25%	10/01/2011	4,700,000	4,716,403
Broward County FL Series E (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.25%	10/01/2012	1,300,000	1,303,861
Cape Coral FL Bond Anticipation Notes (Water & Sewer Revenue)	6.00%	10/01/2011	35,455,000	36,107,017
Citrus County FL COP Series B (Lease Revenue, Assured Guaranty Insured)	4.00%	04/01/2012	2,180,000	2,238,402
Collier County FL IDA (Health Revenue)	4.00%	10/01/2013	1,065,000	1,108,718
County of Bay FL (IDR)	5.10%	09/01/2012	2,000,000	2,074,280
County of Escanbua FL (Utilities Revenue) ±§	1.75%	06/01/2023	2,000,000	2,008,020
Escambia County FL Solid Waste Disposal System Gulf Power Company Project First Series (Utilities Revenue) ±§	2.00%	04/01/2039	10,800,000	10,870,848
Florida Higher Educational Facilities Financial Authority (Education Revenue)	3.00%	04/01/2012	500,000	500,245
Florida Higher Educational Facilities Financial Authority (Education Revenue)	4.00%	04/01/2013	1,125,000	1,148,884
Florida Housing Finance Corporation (Housing Revenue)	3.25%	12/15/2012	9,435,000	9,441,699
Florida Rural Utility Financing Commission Public Construction Projects (Miscellaneous Revenue)	3.25%	11/01/2011	1,105,000	1,106,326
Florida Rural Utility Financing Commission Public Construction Projects (Miscellaneous Revenue)	3.50%	11/01/2011	1,135,000	1,136,476
Florida Rural Utility Financing Commission Public Construction Projects (Miscellaneous Revenue)	4.00%	11/01/2011	1,390,000	1,392,530
Florida State Board of Education Series A (Miscellaneous Revenue)	5.00%	07/01/2012	3,095,000	3,255,569
Florida State Board of Education Series C (Miscellaneous Revenue)	3.00%	07/01/2012	5,350,000	5,494,771
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)
Florida State Board of Education Series C (Miscellaneous Revenue)	5.00%	07/01/2012	$1,215,000	$1,278,034
Gulf Breeze FL City Hall Series FG&H (Miscellaneous Revenue) ±§	3.00%	12/01/2020	20,975,000	20,517,116
Gulf Breeze FL Miami Beach Local Government Series E (Miscellaneous Revenue, FGIC Insured) ±§	5.00%	12/01/2020	1,330,000	1,341,145
Highlands County FL HFA Adventist Health Sunbelt Series E (Health Revenue)	3.00%	11/15/2011	2,805,000	2,846,402
Highlands County FL HFA Adventist Health Sunbelt Series E (Health Revenue)	4.50%	11/15/2012	1,395,000	1,467,986
Hillsborough County FL Industrial Development Authority (Utilities Revenue)	5.10%	10/01/2013	1,130,000	1,177,584
Hillsborough County FL School Board COP Master Lease Program Series A (Lease Revenue, NATL-RE Insured)	5.50%	07/01/2012	2,045,000	2,154,019
Jacksonville FL (Tax Revenue, AMBAC Insured)	5.50%	10/01/2014	1,200,000	1,224,900
Jacksonville FL Series Cap Project Revenue B (Utilities Revenue, SunTrust Bank LOC) ±§	0.42%	10/01/2034	27,600,000	27,600,000
Key West FL Utility Board (Utilities Revenue, AMBAC Insured)	6.00%	10/01/2011	2,990,000	3,068,547
Lakeland FL Energy System Revenue (Utilities Revenue) ±§	1.00%	10/01/2012	35,000,000	35,011,200
Lakeland FL Energy System Revenue (Utilities Revenue) ±§	1.35%	10/01/2014	10,975,000	10,970,391
Lee County FL Refunding Series A (Port, Airport, & Marina Authority Revenue, AGM Insured)	5.00%	10/01/2012	1,750,000	1,831,708
Lee County FL Refunding Series A (Port, Airport, & Marina Authority Revenue, AGM Insured)	5.00%	10/01/2013	4,140,000	4,427,564
Lee County FL Solid Waste System Revenue (Resource Recovery Revenue, NATL-RE Insured)	5.50%	10/01/2011	5,850,000	5,955,593
Lee County FL Solid Waste System Series R (Resource Recovery Revenue, AMBAC Insured)	5.00%	10/01/2011	1,000,000	1,014,310
Leesburg FL Leesburg Regional Series A (Health Revenue, Regions Bank LOC) ±§	1.65%	07/01/2031	21,500,000	21,500,000
Marion County FL IDA Waste 2 Water Incorporated Project (IDR, SunTrust Bank LOC) ±§	0.94%	10/01/2026	835,000	835,000
Miami-Dade County FL Health Facilities Authority Miami Children’s Series A (Health Revenue, NATL-RE Insured) ±§	4.13%	08/01/2046	6,250,000	6,317,938
Miami-Dade County FL HFA Siesta Pointe Apartments Series A (Housing Revenue, AGM Insured)	5.50%	09/01/2012	460,000	461,099
Miami-Dade County FL IDA Dolphins Stadium Project Series A (IDR) ±§	3.15%	07/01/2032	19,075,000	19,075,000
Miami-Dade County FL IDA Dolphins Stadium Project Series B (IDR) ±§	3.15%	07/01/2032	19,075,000	19,075,000
Miami-Dade County FL IDA Waste Management Incorporated Florida Project (Resource Recovery Revenue) ±§	5.40%	08/01/2023	2,800,000	2,819,012
Miami-Dade County FL Industrial Development (Resource Recovery Revenue) ±§	1.25%	09/01/2027	3,500,000	3,501,225
Miami-Dade County FL Industrial Development Authority (Resource Recovery Revenue) ±§	2.30%	12/01/2018	1,500,000	1,500,840
Miami-Dade County FL School Board (Lease Revenue, Assured Guaranty Insured) ±§	0.35%	05/01/2013	5,800,000	5,800,000
Miami-Dade County FL School Board (Lease Revenue) ±§	5.00%	05/01/2031	17,000,000	18,043,800
Miami-Dade County FL School Board COP Series B (Lease Revenue, NATL-RE Insured) ±§	5.00%	05/01/2031	2,770,000	2,780,249
Miami-Dade County FL School Board COP Series B (Lease Revenue, NATL-RE Insured) ±§	5.50%	05/01/2030	4,005,000	4,021,461
Miami-Dade County FL School Board Master Equipment Lease 1 (Lease Revenue) ††	3.59%	03/03/2016	13,274,313	13,540,596
Miami-Dade County FL School Board Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00%	05/01/2011	3,350,000	3,362,864
Miami-Dade County FL IDA Series C (IDR) ±§	3.15%	07/01/2032	6,850,000	6,850,000
North Miami FL Johnston & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00%	04/01/2011	1,385,000	1,385,000
North Miami FL Johnston & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00%	04/01/2012	1,455,000	1,496,468
Okeechobee County FL Disposal Waste Management Landfill A (Resource Recovery Revenue) ±§	2.63%	07/01/2039	6,690,000	6,698,429
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Florida (continued)
Orange County FL Independent Blood & Tissue Services (IDR, SunTrust Bank LOC) ±§	0.69%	10/01/2027	$12,860,000	$12,860,000
Orange County FL School Board Certificates Various Series B (Lease Revenue, Assured Guaranty Insured) ±§	0.33%	08/01/2032	2,000,000	2,000,000
Orlando & Orange County FL Expressway Authority Sub Series B-2 (Transportation Revenue, SunTrust Bank LOC) ±§	0.50%	07/01/2040	20,995,000	20,995,000
Osceola County FL School Board (Tax Revenue, AGM Insured)	5.00%	06/01/2013	1,400,000	1,505,700
Palm Beach County FL Public Improvement COP (Miscellaneous Revenue) ††	3.04%	02/01/2014	18,336,192	18,406,420
Palm Beach County FL School Board Series B (Lease Revenue, FGIC Insured) ±§	5.00%	08/01/2025	48,880,000	49,562,854
Palm Beach County FL South Florida Blood Banks Project (IDR, SunTrust Bank LOC) ±§	0.69%	12/01/2022	6,105,000	6,105,000
Pasco County FL School Board (Lease Revenue, AMBAC Insured) ±§(m)	1.43%	08/01/2030	12,825,000	12,825,000
Pembroke Pines FL Charter School (Miscellaneous Revenue, Assured Guaranty Insured) ±§	0.38%	07/01/2032	9,410,000	9,410,000
Pinellas County FL YMCA Suncoast Incorporated Project (IDR, SunTrust Bank LOC) ±§	0.69%	05/01/2027	5,640,000	5,640,000
Puttable Floating Option Tax-Exempt Receipts 4615 (Lease Revenue) ±§	0.43%	08/01/2029	20,000,000	20,000,000
Puttable Floating Option Tax-Exempt Receipts 4638 (Miscellaneous Revenue)††±§	0.43%	07/01/2036	43,560,000	43,560,000
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	4.00%	10/01/2012	455,000	467,394
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	4.00%	10/01/2013	900,000	928,629
South Lake County FL South Lake Hospital Incorporated (Health Revenue)	5.50%	10/01/2013	965,000	989,019
University Athletic Association Incorporated FL (Education Revenue, SunTrust Bank LOC) ±§	3.75%	10/01/2027	2,855,000	2,884,292
University Athletic Association Incorporated FL (Education Revenue, SunTrust Bank LOC) ±§	3.80%	10/01/2031	4,500,000	4,547,295
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.25%	10/01/2012	1,905,000	1,978,285

				579,053,684

Georgia: 1.53%
Public Gas Partners Incorporated GA Series A (Energy Revenue)	5.00%	10/01/2011	1,500,000	1,531,860
Appling County GA Development Authority Georgia Power Company Plant Hatch Project (Utilities Revenue, AMBAC Insured)	4.40%	07/01/2016	7,900,000	7,969,994
Burke County GA Development Authority (Miscellaneous Revenue) ±§	2.50%	01/01/2040	17,000,000	16,998,810
City of Atlanta GA Airport Passenger Facilities (Port, Airport, & Marina Authority Revenue, FSA Insured) ±§	0.38%	01/01/2013	7,430,000	7,430,000
City of Atlanta GA Airport Passenger Facilities (Port, Airport, & Marina Authority Revenue, FSA Insured) ±§	0.40%	07/01/2012	775,000	775,000
City of Atlanta GA Series A (Water & Sewer Revenue)	4.00%	11/01/2011	2,250,000	2,292,120
City of Atlanta GA Series C (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	6.25%	01/01/2013	4,000,000	4,034,000
Cobb County GA Development Authority (Resource Recovery Revenue) ±§	1.40%	04/01/2033	1,000,000	996,530
Forsyth County GA Water & Sewerage Authority (Water & Sewer Revenue, County Guaranty Insured) ±§	0.29%	04/01/2035	10,220,000	10,220,000
Fulton County GA Development Authority Healthcare System Catholic East (Health Revenue)	2.00%	11/15/2011	2,500,000	2,513,900
Fulton County GA Development Authority Healthcare System Catholic East (Health Revenue)	5.00%	11/15/2013	5,180,000	5,556,379
Fulton County GA Development Authority The Epstein School Project (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.89%	01/01/2017	3,070,000	3,070,000
Gwinnett County GA Hospital Authority KMD Group LLC Project (IDR, SunTrust Bank LOC) ±§	0.79%	02/01/2032	2,710,000	2,710,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Georgia (continued)
Henry County GA Puttable Floating Option Tax-Exempt Receipts 2583 (Water & Sewer Revenue, NATL-RE Insured) ±§	0.43%	02/01/2030	1,100,000	1,100,000
Metropolitan Atlanta Rapid Transit Authority GA Series P (Tax Revenue, AMBAC Insured)	6.00%	07/01/2013	$1,325,000	$1,421,010
Municipal Electric Authority of Georgia (Utilities Revenue, Dexia Credit Local LOC) ±§	0.32%	01/01/2048	14,050,000	14,050,000
Municipal Electric Authority of Georgia Project One Series D (Utilities Revenue, AGM Insured) ±§	0.35%	01/01/2022	7,650,000	7,650,000
Public Gas Partners Incorporated GA Series A (Energy Revenue)	5.00%	10/01/2012	2,050,000	2,160,167
Puttable Floating Option Tax-Exempt Receipts 4174 (Education Revenue, AMBAC Insured) ±§	0.43%	10/01/2024	9,990,000	9,990,000

				102,469,770

Hawaii: 0.01%
Hawaii State Airport Systems (Airport Revenue, NATL-RE FGIC Insured)	5.75%	07/01/2013	1,000,000	1,010,000

Illinois: 7.70%
Austin Trust Various Certificates Series 2008-1060 (Housing Revenue, GNMA, FNMA, & FHLMC Insured) ±§	0.39%	06/01/2039	5,115,000	5,115,000
Broadview IL Tax Increment Revenue (Tax Revenue)	5.25%	07/01/2012	1,660,000	1,660,432
Chicago IL Board of Education (Tax Revenue, AGM Insured) ±§	0.33%	03/01/2032	33,895,000	33,895,000
Chicago IL Board of Education Floats Payments 3624 (Tax Revenue, AMBAC Insured) ±§	0.43%	12/01/2027	9,100,000	9,100,000
Chicago IL O’Hare International Airport (Port, Airport, & Marina Authority Revenue, Dexia Credit Local LOC) ±§	0.32%	01/01/2035	14,500,000	14,500,000
Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Port, Airport, & Marina Authority Revenue, FSA-CR FGIC Insured) ±§	0.40%	01/01/2014	10,430,000	10,430,000
Chicago IL State University Revenue (Education Revenue, NATL-RE Insured)	4.60%	12/01/2012	1,020,000	1,022,203
Chicago IL Wastewater Transmission Refunding (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.38%	01/01/2013	1,240,000	1,282,222
Cook & Will County IL Township High School District # 206 Bloom (Tax Revenue, XLCA Insured)	4.00%	12/01/2012	1,155,000	1,198,174
Cook County IL School District # 130 (Tax Revenue, XLCA Insured)	4.25%	06/01/2012	585,000	598,894
Cook County IL School District # 130 (Tax Revenue, XLCA Insured)	4.25%	12/01/2012	1,110,000	1,144,699
Cook County IL School District # 130 (Tax Revenue, XLCA Insured)	4.25%	06/01/2013	435,000	450,086
Davis Junction IL (Tax Revenue, Fifth Third Bank LOC) ±§	0.50%	06/01/2021	3,710,000	3,710,000
Illinois Development Finance Authority Chicago Symphony Orchestra Project (Miscellaneous Revenue, Northern Trust Company LOC) ±§	0.22%	12/01/2028	2,500,000	2,500,000
Illinois Finance Authority (Housing Revenue, Sovereign Bank LOC) ±§	0.33%	11/15/2034	645,000	645,000
Illinois Finance Authority (Health Revenue, Fifth Third Bank LOC) ±§	0.49%	01/01/2048	1,500,000	1,500,000
Illinois Finance Authority (Education Revenue) ±§	1.20%	12/01/2046	9,000,000	9,011,880
Illinois Finance Authority (Health Revenue) ±§	1.40%	11/01/2030	27,375,000	27,436,046
Illinois Finance Authority (Health Revenue) ±§	1.40%	11/15/2039	11,650,000	11,667,941
Illinois Finance Authority (Resource Recovery Revenue) ±§	1.45%	04/01/2013	1,750,000	1,745,993
Illinois Finance Authority (Education Revenue, XLCA Insured) ±§	3.50%	10/01/2027	1,700,000	1,700,000
Illinois Finance Authority Alexion Brothers Health System (Health Revenue)	4.00%	02/15/2012	1,200,000	1,215,936
Illinois Finance Authority DePaul University Series B (Education Revenue, XLCA Insured) ±§	3.50%	10/01/2026	2,675,000	2,675,000
Illinois Finance Authority Insured Covenant Series A (Housing Revenue, Radian Insured)	4.60%	12/01/2012	900,000	903,951
Illinois Finance Authority Memorial Heights System (Health Revenue)	3.00%	04/01/2011	500,000	500,000
Illinois Finance Authority Memorial Heights System (Health Revenue)	4.00%	04/01/2012	875,000	895,396
Illinois Finance Authority Provena Health Series A (Health Revenue)	5.00%	05/01/2011	1,610,000	1,612,592
Illinois Finance Authority Resurrection Health (Health Revenue)	3.00%	05/15/2011	8,980,000	8,987,364
Illinois Finance Authority Resurrection Health (Health Revenue)	4.00%	05/15/2012	9,315,000	9,459,383
Illinois Finance Authority Swedish American Hospital (Health Revenue, AMBAC Insured)	5.00%	11/15/2011	1,170,000	1,189,223
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois (continued)
Illinois Finance Authority Swedish Covenant Series A (Health Revenue)	4.00%	08/15/2012	1,270,000	1,300,671
Illinois Finance Authority Swedish Covenant Series A (Health Revenue)	4.00%	08/15/2013	$1,405,000	$1,441,418
Illinois State (Miscellaneous Revenue)	3.00%	05/20/2011	101,900,000	102,122,142
Illinois State Series B (Miscellaneous Revenue) ±§	3.25%	10/01/2033	91,500,000	91,500,000
Kane & De Kalb Counties IL Community (GO — Local, AMBAC Insured) ^	2.25%	12/01/2011	3,360,000	3,309,533
Lake County IL Community High School District # 127 Grayslake (Tax Revenue, FSA Insured) ±§	0.43%	02/01/2017	8,880,000	8,880,000
Lake County IL Community Unit School District # 60 Waukegan Series C (Tax Revenue)	2.00%	12/01/2011	2,295,000	2,306,337
McHenry & Lake Counties IL Community Consolidated School District # 15 (Tax Revenue, NATL-RE FGIC Insured)	4.40%	01/01/2012	15,000	15,112
Quincy IL Blessing Hospital (Health Revenue)	5.00%	11/15/2011	605,000	614,565
Railsplitter Tobacco Settlement Raigen (Tobacco Revenue)	4.00%	06/01/2012	5,500,000	5,612,640
Railsplitter Tobacco Settlement Raigen (Tobacco Revenue)	4.00%	06/01/2013	7,450,000	7,658,600
Railsplitter Tobacco Settlement Raigen (Tobacco Revenue)	5.00%	06/01/2014	18,000,000	18,995,400
Regional Transportation Authority IL (Tax Revenue, GO of Authority Insured) ±§	1.50%	06/01/2025	54,000,000	54,000,000
Regional Transportation Authority IL Floaters 2886 (Tax Revenue, NATL-RE GO of Authority Insured) ±§	0.43%	06/01/2033	12,285,000	12,285,000
Rock Island County IL Metropolitan Airport Authority Refunding Series A (Tax Revenue, Assured Guaranty Insured)	3.80%	12/01/2015	3,280,000	3,320,639
Springfield IL Electric Revenue (Utilities Revenue, BHAC-CR MBIA Insured) ±§	0.32%	03/01/2015	9,585,000	9,585,000
University of Illinois (Education Revenue) ^	2.10%	04/01/2012	5,990,000	5,864,450
University of Illinois COP Utilities Infrastructure Projects (Lease Revenue, AMBAC Insured)	5.00%	08/15/2012	4,475,000	4,653,195
Will & Kendall Counties IL Community Consolidated School District # 202 Plainfield (Tax Revenue)	3.00%	01/01/2013	3,170,000	3,235,175
Will & Kendall Counties IL Community Consolidated School District # 202 Plainfield (Tax Revenue)	3.00%	01/01/2013	3,000,000	3,064,290
Will & Kendall Counties IL Community Consolidated School District # 202 Plainfield (Tax Revenue)	3.00%	01/01/2012	5,575,000	5,649,203
Will County IL Township High School District # 205 Lockport (Tax Revenue, AGM Insured) ^	1.69%	12/01/2012	1,080,000	1,049,749

				514,215,534

Indiana: 1.99%
Delaware County IN Ball Memorial Hospital Incorporated (Health Revenue)	5.00%	08/01/2011	2,200,000	2,217,644
Hammond Local Public Improvement Bond Bank (Miscellaneous Revenue, Fifth Third Bank LOC)	3.00%	01/03/2012	18,000,000	18,169,920
Indiana Bond Bank (Energy Revenue) ±§	0.35%	04/15/2017	5,295,000	5,295,000
Indiana Finance Authority (Health Revenue) ±§	1.25%	11/15/2033	300,000	301,608
Indiana Finance Authority Floyd Memorial Hospital & Health Refunding (Health Revenue)	4.00%	03/01/2012	1,660,000	1,696,835
Indiana Finance Authority Floyd Memorial Hospital & Health Refunding (Health Revenue)	4.00%	03/01/2013	1,730,000	1,792,107
Indiana HFFA Ascension Health Subordinate Credit Series A (Health Revenue) ±§	5.00%	10/01/2027	500,000	500,000
Indiana State Development Finance Authority (Resource Recovery Revenue) ±§	0.59%	12/01/2038	17,550,000	17,550,000
Indiana State Development Finance Authority Inland Steel (IDR)	5.75%	10/01/2011	10,240,000	10,288,128
Indiana State Development Finance Authority USX Corporation Project (IDR) ±§	5.25%	12/01/2022	32,950,000	34,044,270
Indianapolis IN (Miscellaneous Revenue, NATL-RE Insured)	4.75%	06/01/2012	1,505,000	1,513,338
Indianapolis IN Local Public Improvement Board Floater-PT-3390 (Miscellaneous Revenue) ±§	0.43%	01/10/2020	4,500,000	4,500,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Indiana (continued)
Indianapolis IN Local Public Improvement Bond Bank (Port, Airport, & Marina Authority Revenue, AMBAC Insured) ±§	0.50%	01/01/2019	10,245,000	10,245,000
Indianapolis Puttable Floating Option Tax-Exempt Receipts 396 (Miscellaneous Revenue, NATL-RE Insured) ±§	0.43%	01/01/2024	$12,765,000	$12,765,000
Rockport IN PCR AEP General Corporation Series A (IDR, AMBAC Insured) ±§	4.15%	07/01/2025	2,500,000	2,517,400
Rockport IN PCR AEP General Corporation Series B (IDR, AMBAC Insured) ±§	4.15%	07/01/2025	8,500,000	8,559,160
University of Southern Indiana Auxiliary Systems Series A (Education Revenue, AMBAC Insured)	5.00%	10/01/2011	705,000	713,636

				132,669,046

Iowa: 0.36%
Iowa Finance Authority Series F (Health Revenue) ±§	5.00%	08/15/2039	10,000,000	10,486,500
Iowa Higher Education Loan Authority Maharishi Series E (Education Revenue, GO of Institution Insured)	3.84%	05/20/2011	500,000	501,095
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	2.50%	12/01/2011	1,650,000	1,659,224
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	3.25%	12/01/2012	1,650,000	1,677,869
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00%	12/01/2011	1,000,000	1,015,490
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00%	12/01/2012	1,500,000	1,543,635
Waterloo IA Community School District BAN Notes (Miscellaneous Revenue)	3.75%	05/01/2012	6,875,000	6,894,319

				23,778,132

Kansas: 0.48%
City of Burlington KS Power & Light Series A2 (Utilities Revenue, FGIC Insured) ±§	2.63%	09/01/2035	10,000,000	10,000,000
City of Burlington KS Power & Light Series B (IDR, XLCA Insured) ±§	5.00%	12/01/2023	5,000,000	5,000,000
Kansas State Development Finance Authority Adventist Health (Health Revenue)	4.00%	11/15/2011	1,000,000	1,021,530
Kansas State Development Finance Authority Revenue VLG Shalom Obligation Group Series BB (Health Revenue, Sovereign Bank LOC) ±§	0.33%	11/15/2028	9,770,000	9,770,000
Kansas State Independent College Finance Authority Midamerica Nazarene University Series D (Education Revenue)	5.50%	05/01/2011	3,000,000	3,000,900
Kansas State Independent College Finance Authority Ottawa University Series F (Education Revenue)	5.50%	05/01/2011	3,150,000	3,150,945

				31,943,375

Kentucky: 1.22%
Clark County KY PCR (IDR, CFC Insured) ±§	0.88%	10/15/2014	735,000	735,000
Clark County KY PCR (IDR, CFC Insured) ±§	0.88%	10/15/2014	865,000	865,000
County of Pulaski KY (Resource Recovery Revenue) ±§	1.25%	08/15/2023	3,650,000	3,650,329
Jefferson County KY University Medical Center Incorporated Project (Health Revenue, NATL-RE Insured)	5.25%	07/01/2011	2,075,000	2,081,121
Kenton County KY Airport Board Cincinnati Northern Kentucky Refunding Series A (Airport Revenue, NATL-RE Insured)	5.63%	03/01/2013	2,000,000	2,057,380
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, XLCA Insured)	5.00%	03/01/2012	2,000,000	2,057,580
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.63%	03/01/2015	2,000,000	2,044,400
Kentucky Higher Education Student Loan Corporation Series 1 Class A-1 (Education Revenue, SLMA Insured) ±§	0.80%	05/01/2020	15,250,000	15,181,680
Louisville/Jefferson County KY Metropolitan Government (Utilities Revenue) ±§	1.90%	06/01/2033	15,115,000	15,157,473
Louisville/Jefferson County KY Metropolitan Government Louisville Gas & Electric Company Series A (Energy Revenue) ±§	5.38%	05/01/2027	5,000,000	5,093,350
Louisville/Jefferson County KY PCRB Louisville Gas and Electric Project Series A (Miscellaneous Revenue) (Utilities Revenue) ±§	1.90%	10/01/2033	27,250,000	27,360,908
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Kentucky: (continued)
ROC Trust II-R (Health Revenue) ±§	0.45%	10/01/2014	$5,000,000	$5,000,000

				81,284,221

Louisiana: 2.22%
Louisiana Offshore Terminal Authority (Port, Airport, & Marina Authority Revenue) ±§	1.60%	10/01/2037	4,000,000	3,996,120
Louisiana PFA Christus Healthcare (Health Revenue, AGM Insured)	5.00%	07/01/2012	3,550,000	3,691,042
Louisiana PFA Cleco Power LLC Project (IDR) ±§	7.00%	12/01/2038	6,575,000	6,773,434
Louisiana PFA Franciscan Series B (Health Revenue)	5.00%	07/01/2011	2,100,000	2,115,015
Louisiana PFA Franciscan Series B (Health Revenue)	5.00%	07/01/2012	2,185,000	2,252,822
Louisiana State Gas & Fuels Tax Second Lien (Tax Revenue) ±§	1.00%	05/01/2043	73,625,000	73,518,980
Louisiana State Gas & Fuels Tax Second Lien Series A1 (Tax Revenue) ±§	1.00%	05/01/2043	21,150,000	21,119,544
Louisiana State Offshore Terminal Authority (Port, Airport, & Marina Authority Revenue) ±§	4.30%	10/01/2037	1,350,000	1,367,132
Louisiana State Offshore Terminal Authority Deepwater Port Loop LLC Project Series C (Port, Airport, & Marina Authority Revenue, SunTrust Bank LOC) ±§	0.42%	09/01/2027	17,000,000	17,000,000
Rapides Finance Authority Revenue LA Cleco Power LLC Project (Resource Recovery Revenue) ±§	6.00%	10/01/2038	6,000,000	6,106,740
St. Tammany Parish LA Development District Rooms To Go (IDR, SunTrust Bank LOC) ±§	0.69%	07/01/2038	10,000,000	10,000,000

				147,940,829

Maine: 0.04%
Maine Educational Loan Authority Series A-1 Class A (Education Revenue, Assured Guaranty Insured)	4.30%	12/01/2012	2,355,000	2,448,376

Maryland: 0.15%
Maryland State Economic Development Corporation American Urological Association (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.69%	09/01/2032	4,755,000	4,755,000
Maryland State HEFA Kennedy (Health Revenue, SunTrust Bank LOC, Radian Insured) ±§	0.69%	07/01/2036	5,040,000	5,040,000

				9,795,000

Massachusetts: 1.86%
City of Gloucester MA (Tax Revenue)	1.50%	09/16/2011	2,260,100	2,268,598
Commonwealth of Massachusetts (Tax Revenue) ±§	0.54%	02/01/2013	19,000,000	19,000,000
Commonwealth of Massachusetts (Tax Revenue) ±§	0.73%	02/01/2014	14,000,000	14,000,000
Massachusetts Educational Financing Authority (Education Revenue, AMBAC Insured)	5.00%	01/01/2013	3,625,000	3,632,286
Massachusetts HEFA (Health Revenue)	2.50%	11/15/2011	750,000	756,720
Massachusetts HEFA (Education Revenue, GO of Institution Insured) ±§	2.70%	10/01/2037	25,000,000	25,213,250
Massachusetts HEFA (Health Revenue)	3.00%	07/01/2011	4,795,000	4,807,947
Massachusetts HEFA (Health Revenue)	4.00%	07/01/2013	3,800,000	3,902,828
Massachusetts HEFA (Health Revenue, AMBAC Insured) ±§	5.00%	08/01/2035	9,800,000	9,818,130
Massachusetts HEFA Caritas Christian Obligation Series B (Health Revenue)	6.50%	07/01/2012	1,880,000	1,955,538
Massachusetts HEFA Northeastern University Series T-2 (Education Revenue) ±§	4.10%	10/01/2037	5,250,000	5,446,088
Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 3 Series 1 (Utilities Revenue, NATL-RE Insured) (n)(m)(a)±§	0.26%	07/01/2018	19,125,000	17,520,514
Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 4 Series 1 (Utilities Revenue, NATL-RE Insured) (n)(m)(a)±§	0.25%	07/01/2017	1,950,000	1,789,177
Massachusetts Municipal Wholesale Electric Company Project # 6 Series 1 (Utilities Revenue, NATL-RE Insured) (n)(m)(a)±§	0.25%	07/01/2019	4,775,000	4,362,670
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Massachusetts (continued)
Massachusetts State Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	4.13%	04/15/2011	$305,000	$305,143
Massachusetts State Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	4.65%	04/15/2012	390,000	396,848
Massachusetts State Development Finance Agency Semass Systems Series A (Resource Recovery Revenue, NATL-RE Insured)	5.63%	01/01/2012	2,900,000	2,971,166
Massachusetts State Development Finance Agency Solomon Schechter Day School (Education Revenue, Allied Irish Bank plc LOC) ±§	4.05%	11/01/2037	6,290,000	6,290,000

				124,436,903

Michigan: 3.92%
Bishop International Airport Authority MI (Airport Revenue)	2.50%	12/01/2011	1,050,000	1,047,837
Bishop International Airport Authority MI (Airport Revenue)	2.50%	12/01/2012	1,090,000	1,082,108
Bishop International Airport Authority MI (Airport Revenue)	2.50%	12/01/2013	1,105,000	1,081,099
City of Detroit MI (Water & Sewer Revenue, AGM Insured)	4.00%	07/01/2012	1,705,000	1,746,210
City of Detroit Mi (Water & Sewer Revenue, AGM Insured)	5.00%	07/01/2013	800,000	845,088
City of Detroit MI (Water & Sewer Revenue, NATL-RE Insured)	5.55%	07/01/2012	2,000,000	2,084,660
City of Wyandotte MI (Utilities Revenue, NATL-RE Insured)	4.00%	10/01/2011	1,500,000	1,524,465
Detroit MI Capital Improvement Limited Tax Series A-1 (Tax Revenue)	5.00%	04/01/2013	700,000	699,608
Detroit MI City School District School Building & Site Improvement Series A (Tax Revenue, FGIC Insured)	5.00%	05/01/2013	1,935,000	1,983,685
Detroit MI Convention Facilities Cobo Hall (Tobacco Revenue, NATL-RE Insured)	5.00%	09/30/2012	1,100,000	1,138,104
Detroit MI Second Lien Series C (Water & Sewer Revenue, NATL-RE Insured)	5.00%	07/01/2011	2,000,000	2,015,660
Detroit MI Sewage Disposal (Water & Sewer Revenue, NATL-RE Insured) ±§	0.43%	07/01/2021	11,570,000	11,570,000
Detroit MI Sewer Disposal Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00%	07/01/2012	3,000,000	3,121,080
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured)	5.75%	07/01/2012	2,010,000	2,108,148
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured) ±§	4.00%	07/01/2012	850,000	870,545
JPMorgan Chase Putters Drivers Trust (Tax Revenue) ††±§	0.32%	05/01/2018	9,500,000	9,500,000
Kent MI Hospital Finance Authority Pine Rest Christian Health (Health Revenue, Fifth Third Bank LOC) ±§	0.50%	10/01/2041	2,735,000	2,735,000
Kent MI Hospital Finance Authority Spectrum Health Series B2 (Health Revenue) ±§	0.38%	01/15/2047	6,800,000	6,800,000
Michigan Finance Authority (Miscellaneous Revenue)	6.45%	02/20/2012	10,800,000	10,852,056
Michigan Finance Authority Limited Obligation Series E (Miscellaneous Revenue)	4.75%	08/22/2011	16,500,000	16,763,010
Michigan HEFA Limited Obligation Davenport University (Education Revenue, Fifth Third Bank LOC) ±§	0.50%	01/01/2036	705,000	705,000
Michigan State Building Authority (Lease Revenue, AMBAC Insured) ±§	5.00%	10/15/2029	1,450,000	1,476,854
Michigan State Building Authority Series 1 (Lease Revenue)	3.00%	10/15/2011	250,000	252,793
Michigan State Building Authority Series 1 (Lease Revenue)	5.00%	10/15/2011	6,675,000	6,821,116
Michigan State Comprehensive Transition (Miscellaneous Revenue, FSA Insured) ±§	0.38%	05/15/2023	7,075,000	7,075,000
Michigan State COP Series A (Lease Revenue, NATL-RE Insured) ±§	4.25%	09/01/2031	1,900,000	1,914,592
Michigan State COP Series A (Lease Revenue, NATL-RE Insured) ±§	5.00%	09/01/2031	3,450,000	3,487,157
Michigan State Hospital Finance Authority (Health Revenue, Fifth Third Bank LOC) ±§	0.49%	12/01/2032	2,740,000	2,740,000
Michigan State Hospital Finance Authority (Health Revenue)	5.25%	11/15/2011	2,500,000	2,557,950
Michigan State Hospital Finance Authority (Health Revenue)	5.50%	11/01/2012	3,645,000	3,820,944
Michigan State Hospital Finance Authority Healthcare Equipment Loan Program Series C Subseries C-12 (Health Revenue, Fifth Third Bank LOC) ±§	0.49%	12/01/2032	4,600,000	4,600,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan (continued)
Michigan State Hospital Finance Authority Healthcare Equipment Loan Program Series C Subseries C-16 (Health Revenue, Fifth Third Bank LOC) ±§	0.49%	12/01/2032	$800,000	$800,000
Michigan State Hospital Finance Authority Healthcare Equipment Loan Program Series C Subseries C-17 (Health Revenue, Fifth Third Bank LOC) ±§	0.49%	12/01/2032	7,500,000	7,500,000
Michigan State Hospital Finance Authority Healthcare Equipment Loan Program Series C Subseries C-18 (Health Revenue, Fifth Third Bank LOC) ±§	0.49%	12/01/2032	4,000,000	4,000,000
Michigan State Hospital Finance Authority Healthcare Equipment Loan Program Series C Subseries C-22 (Health Revenue, Fifth Third Bank LOC) ±§	0.49%	12/01/2032	7,500,000	7,500,000
Michigan State Hospital Finance Authority Healthcare Equipment Loan Program Series C Subseries C-24 (Health Revenue, Fifth Third Bank LOC) ±§	0.49%	12/01/2032	7,500,000	7,500,000
Michigan State Housing Development Authority (Housing Revenue, AGM GO of Authority Insured) ±§	1.50%	04/01/2040	31,725,000	31,725,000
Michigan state Strategic Fund Exempt Facilities Revenue (Resource Recovery Revenue) ±§	3.20%	08/01/2027	7,000,000	7,086,380
Michigan State Strategic Fund Limited Obligation Adjusted Refunding Dow Chemical Project Series J-A-2 (IDR) ±§	5.50%	12/01/2028	3,320,000	3,367,177
Michigan State Strategic Fund Limited Obligation Detroit Edition (Utilities Revenue) ±§	3.05%	08/01/2024	7,750,000	7,902,210
Michigan State Strategic Fund Limited Obligation Detroit Fund Pollution Series AA (Utilities Revenue, NATL-RE FGIC Insured)	6.95%	05/01/2011	5,000,000	5,024,000
Michigan State Strategic Fund Obligation Revenue (IDR, Fifth Third Bank LOC) ±§	0.50%	07/01/2028	1,300,000	1,300,000
Michigan State Strategic Fund Waste Management Incorporated Project (Resource Recovery Revenue) ±§	4.63%	12/01/2012	1,000,000	1,038,610
Oakland University (Education Revenue, JPMorgan Chase Bank LOC) ±§	0.25%	03/01/2031	2,400,000	2,400,000
Puttable Floating Option Tax-Exempt Receipts 4098 (Tax Revenue, FSA Insured) ±§	0.43%	11/01/2020	23,655,000	23,655,000
Saginaw Valley State University of Michigan Series A (Education Revenue)	4.00%	07/01/2011	1,845,000	1,859,871
St Joseph Hospital Finance Authority MI (Health Revenue, FSA Insured) ±§	0.33%	01/01/2032	7,410,000	7,410,000
Wayne County MI Airport Authority Revenue (Airport Revenue)	3.00%	12/01/2012	14,995,000	15,109,562
Wayne County MI Airport Authority Revenue (Airport Revenue, NATL-RE Insured)	5.00%	12/01/2011	2,255,000	2,302,513
Wayne County MI Airport Authority Revenue (Airport Revenue)	5.00%	12/01/2013	3,830,000	4,041,263
Wayne County MI Airport Authority Revenue Series B (Airport Revenue)	5.00%	12/01/2013	3,710,000	3,914,644
Western Townships MI Utilities Authority Sewage Disposal System (Tax Revenue)	3.00%	01/01/2012	1,000,000	1,017,020

				261,473,019

Minnesota: 0.24%
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, AMBAC Insured) (n)(m)(a)±§	0.40%	11/15/2017	10,400,000	9,870,686
Minnesota HEFA (Education Revenue, U.S. Bank NA LOC) ±§	0.25%	10/01/2029	250,000	250,000
Minnesota HEFA (Education Revenue)	3.00%	10/01/2012	500,000	508,060
Minnesota HEFA (Education Revenue)	3.00%	10/01/2013	500,000	507,845
St. Paul MN Housing & RDA Allina Health System Series A-1 (Health Revenue)	4.00%	11/15/2011	1,300,000	1,323,790
St. Paul MN Housing & RDA Allina Health System Series A-1 (Health Revenue)	5.00%	11/15/2012	1,400,000	1,478,050
St. Paul MN Housing & RDA Allina Health System Series A-1 (Health Revenue)	5.00%	11/15/2013	1,500,000	1,611,375
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Minnesota (continued)
St. Paul MN Housing & RDA Public Radio Project (Miscellaneous Revenue, JPMorgan Chase Bank LOC) ±§	0.24%	05/01/2022	$500,000	$500,000

				16,049,806

Mississippi: 0.28%
Mississippi Business Finance Corporation (Utilities Revenue) ±§	2.25%	12/01/2040	9,000,000	9,011,160
Mississippi Business Finance Corporation Coast Electric Power Association Series C (Utilities Revenue) ±§	0.75%	05/01/2037	9,142,000	9,131,944
Mississippi Development Bank Special Obligation Limited Tax Note Series B-1 (Health Revenue, Assured Guaranty Insured)	3.00%	07/01/2011	750,000	754,590

				18,897,694

Missouri: 0.33%
Kansas City MO School District (Lease Revenue, NATL-RE FGIC Insured)	5.00%	02/01/2012	6,000,000	6,144,360
Kansas City MO Series E (Tax Revenue) ^	1.95%	02/01/2012	1,000,000	983,630
Missouri Illinois Bi-State Development Agency Metropolitan Refunding (Tax Revenue)	4.00%	10/15/2013	10,535,000	11,016,344
Missouri State HEFA (Health Revenue, Bank of America NA LOC) ±§	0.24%	06/01/2035	1,300,000	1,300,000
Missouri State Single Family Homeowner Loan Series C1 (Housing Revenue, GNMA/FNMA Insured)	7.15%	03/01/2032	785,000	807,066
St. Louis MO Lambert St. Louis International Airport Series A 2 (Port, Airport, & Marina Authority Revenue)	4.00%	07/01/2011	2,000,000	2,010,300

				22,261,700

Nebraska: 0.62%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00%	12/01/2011	6,330,000	6,476,856
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00%	12/01/2012	7,140,000	7,499,713
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00%	12/01/2013	19,280,000	20,367,392
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00%	12/01/2014	6,600,000	6,931,320

				41,275,281

Nevada: 0.94%
City of Henderson NV (Health Revenue)	4.00%	07/01/2012	3,500,000	3,601,290
Clark County NV (Port, Airport, & Marina Authority Revenue, AGM Insured) ±§	0.37%	07/01/2022	20,000,000	20,000,000
Clark County NV Airport ROCS-RR-II-R-11823 (Airport Revenue) ††±§	0.37%	01/01/2018	8,250,000	8,250,000
Clark County NV Airport Sub Lien Series A-1 (Airport Revenue)	5.00%	07/01/2012	11,000,000	11,474,760
Clark County NV IDR (Energy Revenue) ±§	5.80%	03/01/2038	7,545,000	7,750,375
Clark County NV School District (Tax Revenue, AGM Insured)	5.25%	06/15/2013	6,410,000	6,925,172
Clark County NV Sub Lien Series A-1 (Port, Airport, & Marina Authority Revenue, AMBAC Insured)	5.00%	07/01/2012	1,000,000	1,038,480
Clark County NV Sub Lien Series A-1 (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.25%	07/01/2012	1,000,000	1,041,550
Nevada Housing Division Series B (Housing Revenue)	4.80%	10/01/2031	625,000	643,781
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00%	01/15/2012	750,000	753,780
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00%	01/15/2013	1,405,000	1,414,175

				62,893,363

New Hampshire: 0.39%
New Hampshire Business Finance Authority Refunding The United Illuminating Project Series A (Miscellaneous Revenue) ±§	6.88%	12/01/2029	6,000,000	6,253,080
New Hampshire Business Finance Authority The United Illuminating Company Project (Lease Revenue) ±§	7.13%	07/01/2027	18,165,000	18,970,436
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New Hampshire (continued)
New Hampshire HEFA Southeastern Regional Educational Services (Education Revenue, Ocean National Bank LOC) ±§	3.95%	11/01/2036	$900,000	$912,204

				26,135,720

New Jersey: 3.90%
Borough of Seaside Heights NJ (Tax Revenue)	2.50%	12/29/2011	1,500,000	1,503,735
Camden County NJ Improvement Authority Series A (Lease Revenue, Assured Guaranty Insured)	4.00%	12/01/2012	2,075,000	2,184,021
Casino Reinvestment Development Authority (Miscellaneous Revenue, NATL-RE Insured)	5.00%	06/01/2013	5,330,000	5,549,383
City of Camden NJ (Tax Revenue)	2.50%	08/23/2011	9,727,800	9,774,202
City of Paterson NJ (Tax Revenue, AGM State Aid Withholding Insured)	4.25%	06/15/2012	1,600,000	1,646,016
City of Rahway NJ (Tax Revenue)	1.75%	10/04/2011	11,520,000	11,575,296
Gloucester County NJ Improvement Authority Waste Management Incorporated Project B (Resource Recovery Revenue) ±§	3.38%	12/01/2029	1,210,000	1,230,195
Hudson County NJ Improvement Authority (Resource Recovery Revenue, County Guaranty Insured) ††±§	0.27%	01/01/2018	5,260,000	5,260,000
Monmouth County NJ Improvement Authority (Miscellaneous Revenue, AMBAC Insured)	5.00%	12/01/2012	1,000,000	1,049,500
New Jersey EDA (Miscellaneous Revenue, Dexia Credit Local LOC ,AMBAC Insured) ±§	0.35%	12/15/2020	10,715,000	10,715,000
New Jersey EDA (Utilities Revenue) ±§	1.20%	12/01/2031	15,000,000	15,008,250
New Jersey EDA Cigarette Tax (Tobacco Revenue, FGIC Insured)	5.00%	06/15/2011	13,630,000	13,722,003
New Jersey EDA El Dorado Series A (IDR) ±§	1.50%	12/01/2021	8,960,000	8,960,717
New Jersey Health Care Facility (Health Revenue)	4.00%	01/01/2013	910,000	926,143
New Jersey HFFA Catholic Healthcare East (Health Revenue)	2.00%	11/15/2011	2,000,000	2,004,800
New Jersey HFFA Catholic Healthcare East (Health Revenue)	5.00%	11/15/2012	1,490,000	1,559,091
New Jersey State Educational Facilities Authority Rider University (Education Revenue, Radian Insured)	5.00%	07/01/2011	1,970,000	1,986,804
New Jersey State Higher Education Assistance Authority Student Loan Series FFELP Class A-1 (Education Revenue) ±§	0.61%	06/01/2020	27,570,000	27,279,688
New Jersey State Turnpike Authority Series C-2 (Transportation Revenue, AGM Insured) ±§	0.34%	01/01/2024	1,000,000	1,000,000
New Jersey Transit Corporation (Lease Revenue)	5.75%	09/15/2013	10,000,000	10,560,400
New Jersey Transportation Authority RB Series A (Transportation Revenue, FGIC Insured) ±§	0.42%	06/15/2023	9,070,000	9,070,000
New Jersey Transportation Trust Fund Authority (Transportation Revenue, NATL-RE Insured)	5.25%	12/15/2012	2,300,000	2,428,202
New Jersey Transportation Trust Fund Authority (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.25%	12/15/2012	3,000,000	3,167,220
New Jersey Transportation Trust Fund Authority Puttable Floating Option Tax-Exempt Receipts 109 (Transportation Revenue, FGIC Insured) ±§	0.45%	12/15/2030	1,055,000	1,055,000
New Jersey Transportation Trust Fund Authority (Transportation Revenue)	5.63%	06/15/2012	5,665,000	5,935,674
Perth Amboy Board of Education COP (Lease Revenue, Assured Guaranty Insured)	3.00%	12/15/2011	1,100,000	1,112,111
Puttable Floating Option Tax-Exempt Receipts 4003 Essex County (Miscellaneous Revenue, AMBAC Insured) ±§	0.43%	12/15/2021	23,545,000	23,545,000
Puttable Floating Option Tax-Exempt Receipts 4036 (Transportation Revenue, AMBAC Insured) ±§	0.79%	01/01/2025	35,975,000	35,975,000
Salem County NJ Utilities Authority Series B1 (Utilities Revenue) ±§	0.95%	11/01/2033	9,000,000	8,997,390
Salem County NJ Utilities Authority Series B2 (Utilities Revenue) ±§	0.95%	11/01/2033	17,000,000	16,995,070
Township of Belleville NJ (Tax Revenue)	2.25%	08/18/2011	4,500,000	4,507,785
Township of Belleville NJ (Tax Revenue)	2.50%	01/06/2012	2,800,000	2,812,040
Township of Jackson NJ (Tax Revenue)	1.50%	02/16/2012	11,100,000	11,147,286

				260,243,022

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

15

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New Mexico: 0.13%
New Mexico Mortgage Finance Authority Villa Alegre Series A (Housing Revenue, FHA Insured)	1.75%	09/01/2012	$1,170,000	$1,178,073
Pueblo of Sandia NM (Miscellaneous Revenue) ±§	1.76%	03/01/2015	7,250,000	7,250,000

				8,428,073

New York: 9.48%
Albany NY IDAG (IDR, KeyBank NA LOC) ±§	0.75%	05/01/2027	2,110,000	2,110,000
Albany NY IDAG (Health Revenue, First Niagara Commercial Bank LOC) ±§	0.75%	03/01/2031	2,400,000	2,400,000
Albany NY Municipal Water Finance Authority (Water & Sewer Revenue, NATL-RE Insured)	5.00%	12/01/2011	1,125,000	1,128,431
Binghamton City NY School District (Tax Revenue, State Aid Withholding Insured)	1.50%	07/28/2011	24,340,000	24,407,665
Chautauqua County NY IDAG Jamestown Community Series A (Education Revenue, Citizens Bank LOC) ±§	0.37%	08/01/2027	3,050,000	3,050,000
City of Amsterdam NY (Tax Revenue)	1.50%	08/10/2011	4,455,000	4,463,108
City of New York NY (Tax Revenue, Assured Guaranty Insured) ±§(m)	0.55%	10/01/2027	13,550,000	13,550,000
City of New York NY (Tax Revenue, AGM Insured) ±§(m)	0.65%	06/01/2036	6,050,000	6,050,000
City of Schenectady NY (Tax Revenue, Assured Guaranty Insured)	3.00%	04/01/2012	1,085,000	1,105,886
City of Syracuse NY (Tax Revenue, State Aid Withholding Insured)	1.50%	06/30/2011	40,000,000	40,061,600
County of Broome NY (Tax Revenue)	2.00%	12/02/2011	16,500,000	16,570,950
County of Nassau NY (Tax Revenue)	1.25%	04/15/2011	12,250,000	12,249,388
County of Nassau NY (Tax Revenue)	2.00%	09/15/2011	55,900,000	56,101,799
County of Rockland NY (Tax Revenue)	1.75%	08/30/2011	14,000,000	14,069,720
County of Rockland NY (Tax Revenue)	3.00%	03/08/2012	42,150,000	42,840,839
County of Rockland NY (Tax Revenue)	3.00%	03/08/2012	11,750,000	11,942,583
Dunkirk City NY School District (Tax Revenue, State Aid Withholding Insured)	2.00%	07/28/2011	3,500,000	3,512,530
Dutchess County NY IDAG (Education Revenue, KeyBank NA LOC) ±§	0.75%	03/01/2035	6,735,000	6,735,000
General Brown NY Central School District (Tax Revenue, State Aid Withholding Insured)	2.00%	06/24/2011	5,392,685	5,402,338
Greater Southern Tier Board of Cooperative Education Services District (Miscellaneous Revenue, GO of Board Insured)	2.00%	06/30/2011	14,575,000	14,574,271
Greater Southern Tier Board of Cooperative Educational Services District (Miscellaneous Revenue, State Aid Withholding Insured)	1.50%	06/30/2011	27,390,000	27,420,403
Guilderland NY IDA Wildwood Project Series A (Miscellaneous Revenue, KeyBank NA LOC) ±§	0.62%	07/01/2032	2,930,000	2,930,000
Hempstead Town NY IDAG (Miscellaneous Revenue, Sovereign Bank LOC) ±§	0.32%	06/01/2036	9,585,000	9,585,000
Lowville NY Central School District (Tax Revenue, State Aid Withholding Insured)	2.00%	06/30/2011	28,996,921	29,073,183
Metropolitan Transportation Authority NY (Transportation Revenue, FSA Insured) ±	0.35%	11/15/2011	4,750,000	4,750,000
Metropolitan Transportation Authority NY (Transportation Revenue) ±§	5.00%	11/15/2016	9,785,000	10,027,472
Monroe County NY Industrial Development Corporation (Health Revenue, FHA Insured) ††±§	0.30%	08/15/2040	7,235,000	7,235,000
Nassau Health Care Corporation NY (Miscellaneous Revenue)	3.00%	12/01/2011	26,500,000	26,841,850
New York NY Subseries H6 (Tax Revenue, NATL-RE Insured) ±§	0.34%	08/01/2013	6,400,000	6,400,000
New York State Dormitory Authority (Education Revenue, AMBAC Insured) ±§	5.25%	11/15/2026	925,000	968,161
New York State Dormitory Authority (Education Revenue, NATL-RE FGIC Insured) ±§	5.25%	11/15/2029	10,000,000	10,466,600
New York State Dormitory Authority (Education Revenue, XLCA Insured) ±§	5.25%	07/01/2032	1,700,000	1,833,807
New York State Dormitory Authority Non State Supported Debt Educational Housing Services CUNY (Education Revenue, AMBAC Insured)	5.00%	07/01/2011	250,000	252,233
New York State Dormitory Authority Puttable Flotation Option Tax-Exempt Receipts 3675 (Tax Revenue, AMBAC Insured) ±§	0.42%	03/15/2028	7,940,000	7,940,000
New York State Dormitory Authority Revenues (Education Revenue)	5.00%	07/01/2012	1,000,000	1,044,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

16

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New York (continued)
New York State Dormitory Authority Revenues (Education Revenue)	5.00%	07/01/2013	$1,750,000	$1,864,730
New York State Dormitory Authority Revenues (Education Revenue)	5.00%	07/01/2015	1,000,000	1,089,630
New York State Dormitory Authority Series B (Education Revenue) ±§	5.25%	11/15/2023	3,350,000	3,507,484
New York State Energy Research & Development Authority (Utilities Revenue) ±§	3.00%	02/01/2029	3,000,000	3,027,030
New York State Energy Research & Development Authority (Utilities Revenue) ±§	1.45%	06/01/2036	18,850,000	18,904,665
New York State Energy Research & Development Authority PCR Keyspan Generation Series A (IDR, AMBAC Insured) ±§	1.60%	10/01/2028	1,325,000	1,325,000
New York State Environmental Facilities Corporation Waste Management Project Series A (IDR) ±	4.55%	05/01/2012	1,900,000	1,917,347
New York State Good Samaritan Hospital Medical Center Series A (Health Revenue, NATL-RE Insured)	5.70%	07/01/2013	3,025,000	3,048,202
New York Urban Development Corporation (Housing Revenue)	5.88%	02/01/2013	35,830,000	35,613,945
Newburgh NY (Tax Revenue)	5.25%	11/30/2011	6,000,000	6,040,800
Newburgh NY (Tax Revenue)	5.25%	11/30/2011	5,171,224	5,206,388
Niagara County NY IDA Solid Waste Disposal Series A Refunding (Resource Recovery Revenue) ±§	5.45%	11/15/2026	3,450,000	3,508,443
Niagara County NY IDA Solid Waste Disposal Series B (Resource Recovery Revenue) ±§	5.55%	11/15/2024	2,020,000	2,052,239
Patchogue Medford NY Union Free School District (Tax Revenue, State Aid Withholding Insured)	1.75%	06/23/2011	19,800,000	19,841,382
Puttable Floating Option Tax-Exempt Receipts 4291 (Miscellaneous Revenue) () ±§	0.63%	06/01/2031	9,370,000	9,370,000
Rockland County NY Board Anticipation Notes Series B (Tax Revenue)	1.50%	04/22/2011	10,433,000	10,438,112
St Lawrence County NY (Health Revenue, KeyBank NA LOC) ±§	0.75%	12/01/2031	6,805,000	6,805,000
Tompkins Seneca Tioga NY (Miscellaneous Revenue, GO of Board Insured)	2.00%	06/30/2011	13,000,000	13,026,260
Town of East Hampton NY (Tax Revenue)	2.00%	06/03/2011	10,345,000	10,354,104
Town of Ramapo NY (Tax Revenue)	2.00%	11/01/2011	1,505,000	1,514,617
Utica NY IDAG Utica College Project Series B (Education Revenue, Citizens Bank LOC) ±§	0.37%	10/01/2034	7,915,000	7,915,000
Utica NY School District (Tax Revenue, State Aid Withholding Insured)	2.00%	09/09/2011	22,385,000	22,498,492
Walton NY Central School District (Tax Revenue, State Aid Withholding Insured)	2.00%	07/22/2011	4,310,000	4,321,809
Westchester County NY (Health Revenue)	5.00%	11/01/2012	1,000,000	1,038,960
Westchester County NY (Health Revenue)	5.00%	11/01/2013	2,500,000	2,620,475
Wyandanch NY Union Free School District (Tax Revenue, State Aid Withholding Insured)	2.00%	06/30/2011	6,500,000	6,513,585

				632,457,516

North Carolina: 0.60%
County of New Hanover NC Series A-1 (Health Revenue, AGM Insured) ±§	0.31%	10/01/2023	8,230,000	8,230,000
North Carolina Capital Facilities Finance Agency Johnson & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00%	04/01/2011	1,100,000	1,100,000
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, NATL-RE-IBC Insured)	7.00%	01/01/2013	5,810,000	6,066,105
North Carolina Education Care Community HCFR (Health Revenue) ±§	0.24%	10/01/2028	1,200,000	1,200,000
North Carolina Medical Care Commission (Health Revenue)	4.00%	10/01/2013	1,000,000	1,057,320
North Carolina Medical Care Commission (Health Revenue)	5.00%	10/01/2015	500,000	549,200
North Carolina Medical Care Commission Catholic Health East (Health Revenue)	2.50%	11/15/2011	1,200,000	1,210,536
North Carolina Medical Care Commission Catholic Health East (Health Revenue)	4.00%	11/15/2012	1,085,000	1,127,456
North Carolina Medical Care Commission First Health Carolina Series C (Health Revenue)	3.00%	10/01/2012	3,205,000	3,278,202
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

17

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
North Carolina (continued)
North Carolina Medical Care Commonwealth Health Care Facilities Duke University Health System Series A (Education Revenue) ±§	0.55%	06/01/2039	$16,105,000	$16,105,000

				39,923,819

North Dakota: 0.17%
City of Fargo ND (Health Revenue)	4.00%	11/01/2013	3,945,000	4,113,018
City of Fargo ND (Health Revenue)	4.00%	11/01/2014	4,485,000	4,661,440
Mercer County ND PCR Antelope Valley Station (Utilities Revenue, AMBAC Insured)	7.20%	06/30/2013	2,510,000	2,620,289

				11,394,747

Ohio: 2.07%
American Municipal Power Ohio Incorporated (Utilities Revenue)	1.50%	11/10/2011	1,350,000	1,351,067
American Municipal Power Ohio Incorporated (Utilities Revenue)	2.00%	11/10/2011	1,788,000	1,792,220
City of Akron OH (Tax Revenue)	2.00%	03/15/2012	11,000,000	11,043,450
City of Lorain OH (Tax Revenue)	3.63%	09/22/2011	1,025,000	1,028,014
City of Steubenville OH (Health Revenue)	2.00%	10/01/2012	1,000,000	992,760
City of Toledo OH (Miscellaneous Revenue)	4.00%	06/01/2011	4,280,000	4,293,225
City of Warrensville Heights OH (Miscellaneous Revenue)	4.00%	02/28/2012	11,200,000	11,312,560
Cleveland OH COP Cleveland Stadium Project Series A Refunding (Lease Revenue)	4.00%	11/15/2011	1,545,000	1,570,384
County of Scioto OH (IDR) ±§	5.30%	08/15/2013	3,000,000	3,006,720
Hamilton County OH EDR State Xavier High School Project (Education Revenue, PNC Bank NA LOC) ±§	0.50%	04/01/2028	1,070,000	1,070,000
Knox County OH Hospital Facilities Revenue (Health Revenue, RADIAN Insured)	5.00%	06/01/2012	3,145,000	3,191,892
Lorain OH Port Authority Horizon Activities Center Project (Miscellaneous Revenue, Fifth Third Bank LOC) ±§	0.50%	07/01/2028	3,800,000	3,800,000
Montgomery County OH Catholic Health Series C-2 (Health Revenue) ±§	4.10%	10/01/2041	3,000,000	3,067,110
Ohio State Air Quality Development Authority (IDR, Fifth Third Bank LOC) ±§	0.55%	11/01/2025	4,460,000	4,460,000
Ohio State Air Quality Development Authority Pollution Control Series A (IDR) ±§	2.25%	12/01/2023	54,500,000	53,752,805
Ohio State Higher Educational Facilities Ashland University Project (Lease Revenue)	4.25%	09/01/2011	1,860,000	1,869,802
Ohio State Solid Waste Disposal (Resource Recovery Revenue) ±§	1.65%	11/01/2035	7,000,000	6,999,300
Ohio State Water Development Authority PCR First Energy Series A (Water & Sewer Revenue) ±§	4.75%	08/01/2029	5,900,000	6,065,613
Ohio State Water Development Authority PCR First Energy Series B (Resource Recovery Revenue) ±§	3.00%	10/01/2033	5,500,000	5,515,125
Ohio State Water Development Authority Pollution Control (Utilities Revenue) ±§	2.75%	06/01/2033	2,400,000	2,403,552
Ohio State Water Development Authority Waste Management Project (Resource Recovery Revenue) ±§	2.63%	07/01/2021	310,000	310,391
Village of Oakwood OH (Miscellaneous Revenue)	1.50%	10/06/2011	4,845,000	4,862,345
Village of Waterville OH (Miscellaneous Revenue)	3.00%	08/04/2011	2,257,869	2,262,543
Village of Woodlawn OH (Tax Revenue)	3.65%	11/22/2011	2,250,000	2,259,518

				138,280,396

Oklahoma: 0.35%
Cleveland County OK Public Facilities Authority Educational Facilities Norman Public Schools Project (Lease Revenue)	3.50%	06/01/2012	2,000,000	2,057,080
Cleveland County OK Public Facilities Authority Educational Facilities Norman Public Schools Project (Lease Revenue)	4.00%	06/01/2013	2,500,000	2,627,500
McGee Creek Authority OK (Water & Sewer Revenue, NATL-RE Insured)	6.00%	01/01/2013	2,990,000	3,117,195
Oklahoma City Airport Trust Lien 27th Series B (Airport Revenue, AGM Insured)	5.38%	07/01/2011	4,670,000	4,687,419
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

18

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Oklahoma (continued)
Oklahoma County OK Finance Authority Putnam City Public Schools Project (Lease Revenue)	3.50%	03/01/2012	$1,825,000	$1,865,497
Oklahoma Housing Finance Agency SFMR Homeowner Loan Program Series D2 (Housing Revenue, GNMA/FNMA Insured)	7.10%	09/01/2028	395,000	400,767
Oklahoma School Districts & County Revenue Anticipation Program (Tax Revenue)	1.50%	06/30/2011	7,130,000	7,131,640
Oklahoma State Municipal Power Authority (Utilities Revenue, FSA Insured) ±§	3.85%	01/01/2027	1,545,000	1,579,098
Tulsa OK Airport Improvement Trust Series A (Airport Revenue)	3.00%	06/01/2011	175,000	175,450

				23,641,646

Oregon: 0.09%
Medford OR Hospital Facilities Authority Rogue Valley Manor Project (Health Revenue, Bank of America NA LOC) ±§	0.23%	08/15/2037	6,000,000	6,000,000

Pennsylvania: 6.53%
Allegheny County PA Airport Authority Series A (Airport Revenue, AGM Insured)	5.00%	01/01/2015	9,620,000	9,998,932
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series A (Health Revenue)	4.00%	05/15/2012	6,275,000	6,487,848
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series A (Health Revenue)	5.00%	05/15/2013	1,735,000	1,863,234
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series F (Health Revenue) ±§	1.31%	05/15/2038	21,000,000	20,865,600
Allegheny County PA IDA (IDR) ±§	4.75%	12/01/2032	2,100,000	2,151,135
Allegheny County PA IDA Duquense Light PCR (Utilities Revenue, AMBAC Insured) ±	4.05%	09/01/2011	4,525,000	4,569,662
Beaver County PA IDA (IDR) ±§	7.13%	06/01/2028	1,000,000	1,008,950
Beaver County PA IDA PCR First Energy Series B (IDR) ±§	3.00%	10/01/2047	3,650,000	3,688,982
Blair County PA Altoona Regional Health System (Health Revenue)	4.00%	11/15/2011	2,795,000	2,839,301
Blair County PA Altoona Regional Health System (Health Revenue)	4.00%	11/15/2012	2,865,000	2,952,383
Blair County PA Altoona Regional Health System (Health Revenue)	4.00%	11/15/2013	1,315,000	1,356,712
City of Pittsburgh PA (Tax Revenue, AGM Insured)	5.00%	09/01/2011	3,850,000	3,918,800
Delaware County PA Authority Neumann College (Education Revenue)	5.13%	10/01/2011	350,000	358,218
Delaware County PA Authority University Revenue (Education Revenue)	3.00%	10/01/2011	400,000	402,240
Delaware County PA Authority University Revenue (Education Revenue)	3.00%	10/01/2012	350,000	354,939
Delaware County PA Authority University Revenue (Education Revenue)	3.00%	10/01/2013	495,000	500,722
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.10%	07/01/2013	3,680,000	3,687,029
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Bayerische Landesbank LOC) ±§	0.28%	12/01/2019	1,100,000	1,100,000
Erie County PA St. Vincents Health Series A (Health Revenue)	4.00%	07/01/2011	1,165,000	1,169,124
Gallery Certificate Trust PA (Transportation Revenue, FSA Insured)	4.50%	02/15/2013	1,125,000	1,127,970
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, FSA Insured) ±§	5.00%	12/01/2033	2,700,000	2,705,157
Lycoming County PA Susquehanna Health System Project A (Health Revenue)	4.00%	07/01/2012	890,000	902,887
Manheim Township PA School District (Tax Revenue, AGM State Aid Withholding Insured) ±§	0.40%	05/01/2021	500,000	500,000
Northampton County PA General Purpose Authority Saint Lukes Hospital Project Series A (Health Revenue)	4.00%	08/15/2011	1,000,000	1,006,030
Pennsylvania EDFA (IDR) ±§	1.50%	06/01/2028	3,500,000	3,500,175
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.00%	10/15/2011	5,680,000	5,752,022
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.00%	10/15/2012	4,075,000	4,193,012
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

19

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania (continued)
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00%	12/01/2012	$8,755,000	$8,832,394
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00%	12/01/2013	9,150,000	9,117,792
Pennsylvania EDFA Colver Project Series F Refunding (Resource Recovery Revenue, AMBAC Insured)	4.50%	12/01/2011	5,400,000	5,419,818
Pennsylvania EDFA Exelon Generation Series A (Utilities Revenue) ±§	5.00%	12/01/2042	2,000,000	2,073,580
Pennsylvania EDFA Main Line Health (Hospital Revenue) ±§	0.65%	10/01/2027	10,285,000	10,055,439
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±§	2.75%	09/01/2013	3,055,000	3,069,206
Pennsylvania EDFA Thomas Jefferson University Hospital System (Tax Revenue) ±§	0.66%	10/01/2037	65,000,000	63,635,650
Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue) ±§	2.63%	12/01/2033	7,700,000	7,733,033
Pennsylvania State HEFAR Associated Independent Colleges Series 13 (Education Revenue) ±§	2.13%	11/01/2031	3,040,000	3,040,000
Pennsylvania State HEFAR University of Pittsburgh Medical Centre Series E (Health Revenue)	3.50%	05/15/2012	3,000,000	3,081,090
Pennsylvania State HEFAR University of Pittsburgh Medical Centre Series E (Health Revenue)	3.50%	05/15/2013	7,905,000	8,242,385
Pennsylvania State Turnpike Commission (Transportation Revenue, NATL-RE FGIC Insured)	5.63%	06/01/2012	1,500,000	1,527,645
Pennsylvania State Turnpike Commission Series B-2 (Transportation Revenue, Bank of America NA LOC) ±§	0.24%	12/01/2038	51,900,000	51,900,000
Pennsylvania State Turnpike Commission Series C (Transportation Revenue) ±§	0.87%	12/01/2012	14,675,000	14,676,174
Pennsylvania State Turnpike Commission Series C (Transportation Revenue) ±§	1.15%	12/01/2013	15,000,000	14,980,800
Philadelphia PA 1998 8th General Ordinance Series A (Energy Revenue)	5.00%	08/01/2012	1,705,000	1,770,677
Philadelphia PA 7th Series 1998 General Ordinance (Energy Revenue, AMBAC Insured)	5.00%	10/01/2013	500,000	529,025
Philadelphia PA Gas Works Capital Appreciation Eleventh Series C (Energy Revenue, AMBAC Insured) ^	6.14%	01/01/2012	130,000	124,198
Philadelphia PA Gas Works Eighteenth Series (Energy Revenue, CIFC Insured)	5.00%	08/01/2011	805,000	813,871
Philadelphia PA IDA Commercial Development Red Lion (IDR, PNC Bank NA LOC) ±§	4.50%	12/01/2016	1,305,000	1,311,682
Philadelphia PA IDA Series A (Lease Revenue, NATL-RE FGIC Insured)	5.00%	10/01/2011	3,170,000	3,223,890
Philadelphia PA Municipal Authority Lease Series B (Lease Revenue, AGM Insured)	5.25%	11/15/2011	3,255,000	3,342,885
Philadelphia PA Redevelopment Authority Neighborhood Transformation Series A (Miscellaneous Revenue, NATL-RE FGIC Insured)	5.25%	04/15/2011	4,005,000	4,011,328
Philadelphia PA School District (Tax Revenue, NATL-RE State Aid Withholding Insured)	5.25%	10/01/2011	1,000,000	1,023,140
Philadelphia PA School District Series C (Tax Revenue, State Aid Withholding Insured)	5.00%	09/01/2011	4,250,000	4,326,840
Philadelphia PA School District Series C (Tax Revenue, State Aid Withholding Insured)	5.00%	09/01/2012	6,100,000	6,409,697
Philadelphia PA School District Tax & Revenue Antic Notes Series A (Tax Revenue)	2.50%	06/30/2011	73,320,000	73,649,207
Pittsburgh PA Water & Sewer Authority First Lien Series D-2 (Water & Sewer Revenue, AGM Insured) ±§	0.30%	09/01/2040	36,225,000	36,225,000
Scranton School District PA (Tax Revenue, AGM State Aid Withholding Insured)	2.00%	04/01/2012	400,000	403,524
Scranton School District PA (Tax Revenue, AGM State Aid Withholding Insured)	2.00%	04/01/2013	1,000,000	1,004,760
Westmoreland County PA IDA Excela Health Project (Health Revenue)	3.00%	07/01/2012	1,040,000	1,054,560

				435,570,354

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

20

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Puerto Rico: 1.33%
Puerto Rico Commonwealth (Tax Revenue, NATL-RE Insured)	6.25%	07/01/2011	$1,150,000	$1,167,112
Puerto Rico Commonwealth (Tax Revenue, NATL-RE Insured)	6.25%	07/01/2012	3,945,000	4,139,804
Puerto Rico Commonwealth (Tax Revenue, NATL-RE Insured) (n)(m)(a)±	0.62%	07/01/2011	500,000	498,200
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Water & Sewer Revenue, NATL-RE Guaranty Insured) (n)(m)(a)±	0.49%	07/01/2011	8,000,000	7,923,333
Puerto Rico Commonwealth Aqueduct & Sewer Authority Floaters Series 2601 (Water & Sewer Revenue, Assured Guaranty Insured) ±§	0.30%	07/01/2047	1,000,000	1,000,000
Puerto Rico Commonwealth Highway & Transportation Authority Floaters Series DCL 008 (Transportation Revenue, Dexia Credit Local LOC ,FSA Insured) ±§	0.34%	07/01/2030	975,000	975,000
Puerto Rico Commonwealth Highway & Transportation Authority Series 2447 (Transportation Revenue, AGM Insured) ±§	0.26%	07/01/2036	3,400,000	3,400,000
Puerto Rico Commonwealth Infrastructure Financing Authority Series C (Tax Revenue, AMBAC Insured)	5.50%	07/01/2012	2,300,000	2,390,390
Puerto Rico HFA (Housing Revenue)	5.00%	12/01/2012	6,315,000	6,612,058
Puerto Rico HFA Vivienda Modernization (Housing Revenue)	4.75%	10/01/2011	12,610,000	12,646,821
Puerto Rico Industrial Medical & Environmental Pollution Control (IDR) () ±§	1.05%	03/01/2013	7,705,000	7,705,000
Puerto Rico Industrial Medical & Environmental Pollution Control (IDR) ±§	1.05%	03/01/2013	135,000	135,000
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC ,NATL-RE Insured) ±§	5.25%	08/01/2029	10,435,000	10,570,029
Puerto Rico Public Finance Corporation Commonwealth Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC) ±§	5.75%	08/01/2027	26,955,000	27,413,235
Puttable Floating Option Tax-Exempt Receipts 267 (Tax Revenue, AMBAC Insured) ±§	0.45%	08/01/2047	1,978,000	1,978,000

				88,553,982

Rhode Island: 0.15%
Providence RI Public Building Authority School & Public Facility Project Series A (Lease Revenue, AMBAC Insured)	5.38%	12/15/2011	655,000	663,115
Rhode Island Housing & Mortgage Finance Corporation Homeowner Opportunity Series 50-A (Housing Revenue)	3.55%	10/01/2011	1,420,000	1,437,466
Rhode Island State Health & Educational Building Corporation Health Facilities Saint Antonine Series A (Health Revenue, Allied Irish Bank plc LOC) ±§	5.00%	11/01/2018	7,660,000	7,660,000

				9,760,581

South Carolina: 1.95%
Greenville Hospital System SC Series B (Health Revenue, U.S. Bank NA LOC) ±§	0.42%	05/01/2033	7,000,000	7,000,000
Orangeburg County SC Joint Government Action Authority (Tax Revenue, NATL-RE Insured)	5.00%	04/01/2011	2,010,000	2,010,000
Orangeburg County SC Joint Governmental Action Authority (Tax Revenue, NATL-RE Insured)	5.00%	10/01/2011	4,075,000	4,140,485
Piedmont Municipal Power Agency (Utilities Revenue, Assured Guaranty Insured) ±§	0.30%	01/01/2034	17,000,000	17,000,000
Piedmont SC Municipal Power Agency Capital Appreciation 2004 Unrefunded Balance (Utilities Revenue, AMBAC Insured) ^	0.05%	01/01/2013	11,875,000	10,917,163
Richland County SC Series A (Resource Recovery Revenue)	4.60%	09/01/2012	2,000,000	2,064,280
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	5.00%	02/01/2013	1,000,000	1,057,060
South Carolina Jobs EDA Georgetown Memorial Hospital (Health Revenue, AMBAC Insured)	5.50%	11/01/2012	1,000,000	1,006,970
South Carolina Jobs EDA Palmetto Health (Health Revenue) ±§	1.00%	08/01/2039	41,985,000	40,764,916
Tobacco Settlement Revenue Management Authority SC (Tobacco Revenue)	5.00%	06/01/2018	28,110,000	28,144,856
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

21

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
South Carolina (continued)
Tobacco Settlement Revenue Management Authority SC (Tobacco Revenue)	6.38%	05/15/2028	$3,000,000	$3,049,050
York County SC Pollution Control (Water & Sewer Revenue) ±§	1.00%	09/15/2024	13,000,000	13,001,040

				130,155,820

South Dakota: 0.03%
Minnehaha County SD Bethany Lutheran Home Project Series A (Health Revenue)	7.00%	12/01/2023	400,000	439,844
South Dakota Housing Development Authority Homeownership Mortgage Series A (Housing Revenue)	3.85%	05/01/2011	1,920,000	1,924,397

				2,364,241

Tennessee: 3.51%
Chattanooga Hamilton County TN Erlanger Health (Health Revenue, AGM Insured)	5.00%	10/01/2012	1,075,000	1,129,449
Chattanooga Hamilton County TN Erlanger Health (Health Revenue, AGM Insured)	5.00%	10/01/2012	2,220,000	2,332,443
Clarksville Natural Gas Acquisition Corp (Energy Revenue)	5.00%	12/15/2013	1,400,000	1,467,270
Elizabethton TN Health & Educational Facilities Board Hospital Series B MBIA (Health Revenue, NATL-RE & IBC Insured)	7.75%	07/01/2029	20,570,000	22,621,240
Jackson TN Energy Authority Electric System (Utilities Revenue, Fifth Third Bank LOC) ±§	0.50%	04/01/2029	1,330,000	1,330,000
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue)	7.50%	07/01/2025	8,960,000	9,827,149
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue, NATL-RE-IBC Insured)	7.50%	07/01/2025	8,000,000	8,774,240
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue)	7.50%	07/01/2033	6,000,000	6,580,680
Johnson City TN Health & Educational Facilities Board Mountain States Health Alliance (Health Revenue)	3.00%	07/01/2011	4,645,000	4,647,648
Johnson City TN Health & Educational Facilities Board Mountain States Health Alliance (Health Revenue)	5.00%	07/01/2012	3,635,000	3,718,423
Johnson City TN Health & Educational Facilities Board Mountain States Health Alliance (Health Revenue, NATL-RE Insured)	6.00%	07/01/2012	1,630,000	1,713,570
Knox County TN (Health Revenue, Assured Guaranty Insured) ±§	0.38%	01/01/2046	10,000,000	10,000,000
Knox County TN (Health Revenue, Assured Guaranty Insured) ±§	0.38%	01/01/2046	28,000,000	28,000,000
Knox County TN Health Educational & Housing Facilities Board Fort Sanders Alliance (Health Revenue, NATL-RE Insured)	5.75%	01/01/2012	10,630,000	10,938,589
Metropolitan Government of Nashville & Davidson County TN (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.20%	01/01/2013	2,260,000	2,384,616
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Meharry Medical College (Education Revenue, Fifth Third Bank LOC) ±§	0.50%	12/01/2024	4,865,000	4,865,000
Metropolitan Government of Nashville & Davidson County TN Industrial Development Board (Resource Recovery Revenue) ±§	3.13%	08/01/2031	350,000	353,731
Sevier County TN Public Building Authority Local Government Improvement Series K-1 (Miscellaneous Revenue) ±§	0.90%	06/01/2034	12,700,000	12,700,000
Shelby County TN Health Educational & Housing Facilities Board (Health Revenue, Assured Guaranty Insured) ±§	0.30%	06/01/2042	4,000,000	4,000,000
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	09/01/2011	31,065,000	31,513,579
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	02/01/2012	4,915,000	5,070,904
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	09/01/2012	29,885,000	31,190,676
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	09/01/2013	2,770,000	2,916,422
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	02/01/2014	1,965,000	2,080,463
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

22

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Tennessee (continued)
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	09/01/2014	$18,460,000	$19,388,169
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00%	09/01/2015	4,730,000	4,871,332

				234,415,593

Texas: 10.99%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00%	08/15/2034	5,945,000	5,946,427
Brazos River TX Authority (IDR, NATL-RE FGIC Insured)	3.63%	04/01/2012	5,000,000	5,052,150
Brazos River TX Harbor Navigation District The Dow Chemical Company (IDR)	5.25%	10/01/2011	3,000,000	3,005,430
Brazos River TX Harbor Navigation District The Dow Chemical Company Series B-1 (IDR) ±§	5.50%	05/15/2033	3,500,000	3,513,895
Brazos River TX Harbor Navigation District The Dow Chemical Company Series B-3 (IDR) ±§	5.50%	05/15/2033	10,000,000	10,042,000
City of Austin TX (Utilities Revenue, AGM Insured) ±§	0.33%	05/15/2024	2,810,000	2,810,000
City of Houston TX (Port, Airport, & Marina Authority Revenue, AGM Insured) ††±§	0.35%	07/01/2032	5,490,000	5,490,000
City of Houston TX (Lease Revenue, AMBAC Insured)	6.25%	12/15/2013	3,500,000	3,687,215
Dallas Fort Worth TX International Airport Facilities Improvement Corporation (Airport Revenue, FSA Insured) ±	0.40%	05/01/2012	450,000	450,000
Garza County TX Public Facility Corporation Project (Lease Revenue)	5.00%	10/01/2011	510,000	517,013
Harlingen TX Waterworks & Sewer System (Water & Sewer Revenue, AGM Insured)	2.00%	11/01/2011	1,535,000	1,544,824
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±§(m)	1.33%	07/01/2031	15,475,000	15,475,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±§(m)	1.28%	07/01/2031	8,575,000	8,575,000
Hidalgo County TX Health Services Corporation Mission Hospital Incorporated Project (Health Revenue)	5.00%	08/15/2011	635,000	640,569
Houston TX First Lien Series C (Utilities Revenue, AMBAC Insured) ±§	5.00%	05/15/2034	11,000,000	11,061,490
Houston TX First Lien Series C1 (Utilities Revenue, AMBAC Insured) ±§	5.00%	05/15/2034	3,625,000	3,645,264
Houston TX Sub Lien Series A (Port, Airport, & Marina Authority Revenue, AGM Insured)	5.75%	07/01/2011	3,000,000	3,011,130
Houston TX Sub Lien Series B (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.25%	07/01/2011	2,200,000	2,207,920
Lubbock TX Health Facilities Development Corporation St. Joseph Health Systems Series A (Hospital Revenue) ±§	3.05%	07/01/2030	10,710,000	10,902,566
Matagorda County TX PCR AEP Texas Center Project Navigation District # 1 (IDR) ±§	5.13%	06/01/2030	4,500,000	4,525,740
Metropolitan Higher Education Authority (Education Revenue, JPMorgan Chase Bank LOC) ±§	0.25%	08/01/2038	1,200,000	1,200,000
Mission TX Economic Development Corporation Solid Waste Disposal Republic Services Incorporated Series A (Resource Recovery Revenue) ±§	0.95%	01/01/2020	10,000,000	10,000,000
North Central Texas Health Facility Development Corporation Children’s Medical Center Project (Health Revenue, NATL-RE Insured)	5.75%	08/15/2013	4,230,000	4,242,902
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A-1 (Education Revenue) ±§	0.70%	07/01/2019	56,455,000	55,880,853
North Texas Tollway Authority First Tier Puttable Series L-2 (Transportation Revenue) ±§	6.00%	01/01/2038	17,610,000	18,900,109
North Texas Tollway Authority First Tier Series E2 (Miscellaneous Revenue) ±§	5.25%	01/01/2038	15,000,000	15,457,650
Northeast Hospital Authority TX Northeast Medical Center (Health Revenue, AGM Insured)	6.25%	05/15/2011	500,000	503,135
Northside Texas Independent School District School Building (Tax Revenue) ±§	2.10%	06/01/2039	9,000,000	9,022,410
Northwest Texas Independent School District (Tax Revenue, PSFG Insured) ±§	0.29%	02/15/2015	4,995,000	4,995,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

23

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)
Puttable Floating Option Tax-Exempt Receipts 265 (Water & Sewer Revenue, FSA Insured) ±§	0.46%	12/01/2028	$6,850,000	$6,850,000
Sabine River TX Industrial Northeast Texas National Rural Utility Company 84Q (IDR) ±§	1.20%	08/15/2014	1,525,000	1,525,183
Sam Rayburn TX Municipal Power Agency (Resource Recovery Revenue)	5.50%	10/01/2011	8,355,000	8,511,573
Sherman TX Independent School District School Building (Tax Revenue, PSF-GTD Insured) ±§	1.00%	08/01/2036	2,000,000	2,002,520
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series D (Energy Revenue)	5.63%	12/15/2017	110,835,000	116,866,641
Texas Municipal Gas Acquisition & Supply Corporation II (Energy Revenue) ±§	0.40%	09/15/2018	12,550,000	12,550,000
Texas Municipal Gas Acquisition & Supply Corporation Series A (Energy Revenue) ±§	0.91%	09/15/2017	51,280,000	49,050,346
Texas Municipal Gas Acquisition & Supply Corporation Series B (Energy Revenue) ±§	0.72%	09/15/2017	105,650,000	101,394,418
Texas Municipal Gas Acquisition & Supply Corporation Series B (Energy Revenue) ±§	0.76%	12/15/2017	5,860,000	5,272,242
Texas Municipal Power Agency Unrefunded Balance (Utilities Revenue, AMBAC Insured) ^	1.09%	09/01/2011	4,985,000	4,961,870
Texas State Linked SAVRS & RIBS (Tax Revenue)	6.20%	09/30/2011	3,200,000	3,275,136
Texas State Mobility Fund Series B (Tax Revenue) ±§	1.27%	04/01/2030	56,655,000	56,655,000
Texas State PFA (Miscellaneous Revenue)	2.60%	07/01/2020	117,750,000	117,750,000
Texas State Transportation Series B (Transportation Revenue) ±§	0.32%	04/01/2026	1,000,000	1,000,000
Titus Fresh Water Supply District TX Fresh Water Supply District # 1 Power Company (Utilities Revenue)	4.50%	07/01/2011	6,400,000	6,445,632
Weslaco TX Health Facilities Development Corporation (Health Revenue, Compass Bank LOC) ±§	0.90%	06/01/2031	9,210,000	9,210,000
Weslaco TX Health Facilities Development Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ±§	0.90%	06/01/2038	8,150,000	8,150,000

				733,776,253

Utah: 0.21%
Puttable Floating Option Tax-Exempt Receipts 4321 (Education Revenue, NATL-RE Insured) ±§	0.43%	04/01/2029	13,715,000	13,715,000
Utah State HFA SFMR Series E 2 Class I (Housing Revenue, FHA VA Mortgages Insured)	6.00%	01/01/2031	25,000	25,111

				13,740,111

Virgin Islands: 0.22%
Virgin Islands PFA (Tax Revenue)	4.00%	10/01/2012	300,000	308,652
Virgin Islands PFA (Tax Revenue)	4.00%	10/01/2013	400,000	416,328
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00%	10/01/2011	2,000,000	2,031,940
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00%	10/01/2012	4,500,000	4,695,930
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00%	10/01/2011	2,000,000	2,033,160
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00%	10/01/2012	3,000,000	3,132,810
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00%	07/01/2011	1,000,000	1,004,630
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00%	07/01/2012	1,000,000	1,017,450

				14,640,900

Virginia: 0.86%
Albemarle County VA IDA (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.69%	06/01/2037	3,245,000	3,245,000
Alexandria VA IDA American Society Clinical Series B (Miscellaneous Revenue, SunTrust Bank LOC) ±§	0.65%	10/01/2043	15,025,000	15,025,000
Charles City County VA Economic Development Authority (Resource Recovery Revenue) ±§	1.20%	02/01/2029	10,750,000	10,754,085
City of Hopewell VA (Water & Sewer Revenue)	4.00%	11/15/2012	4,275,000	4,357,764
County of Pittsylvania VA (Tax Revenue)	3.50%	07/15/2013	3,500,000	3,522,995
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

24

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Virginia (continued)
Covington VA Bond Anticipation Notes (Tax Revenue)	3.38%	12/01/2012	$4,000,000	$4,055,440
Peninsula Ports Authority VA Dominion Term Association Project (Miscellaneous Revenue) ±§	5.00%	10/01/2033	5,000,000	5,073,400
Richmond VA IDR Government Facilities (Lease Revenue, AMBAC Insured)	5.00%	07/15/2011	1,095,000	1,107,155
Smyth County VA IDA (Health Revenue)	2.50%	07/01/2011	3,350,000	3,354,221
Smyth County VA IDA (Health Revenue)	3.00%	07/01/2012	3,560,000	3,588,694
Virginia Beach VA Residential Rental Silver Hill (Housing Revenue, SunTrust Bank LOC) ±§	0.74%	05/01/2025	3,600,000	3,600,000

				57,683,754

Washington: 0.56%
Greater Wenatchee WA Regional Events Center Limited Sales Tax Bond Anticipation Notes (Tax Revenue, GO of District Insured)	5.00%	12/01/2011	3,885,000	3,897,160
Greater Wenatchee WA Regional Events Center Special Tax Bond Anticipation Notes Series A (Miscellaneous Revenue, GO of District Insured)	5.25%	12/01/2011	560,000	561,753
Port of Seattle WA Series B (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured) ±	5.50%	09/01/2011	1,000,000	1,018,970
Tobacco Settlement Authority of Washington (Tobacco Revenue)	6.25%	06/01/2011	675,000	678,328
Washington Higher Education Facilities Authority (Education Revenue) ±§	0.22%	10/01/2029	850,000	850,000
Washington State EDFA Waste Management (Resource Recovery Revenue) ±§	1.75%	06/01/2020	2,000,000	2,000,640
Washington State HCFA Series A (Health Revenue)	5.00%	08/15/2012	1,000,000	1,046,340
Washington State HCFA Central Washington Health Services (Health Revenue)	5.00%	07/01/2012	560,000	576,682
Washington State HCFA Central Washington Health Services (Health Revenue)	5.00%	07/01/2011	570,000	573,927
Washington State Housing Financing (Health Revenue, Sovereign Bank LOC) ±§	0.34%	12/01/2031	8,810,000	8,810,000
Washington State Housing Financing (Housing Revenue, KeyBank NA LOC) ±§	0.68%	07/01/2043	15,960,000	15,960,000
Washington State Public Power Supply System Nuclear Project #1 Energy Northwest (Utilities Revenue, AGM Insured) (n)(m)(a)±	0.48%	07/01/2011	1,300,000	1,290,418

				37,264,218

West Virginia: 0.16%
West Virginia Solid Waste Disposal Facilities Amos Project Series A (Utilities Revenue) ±§	2.00%	01/01/2041	11,000,000	11,031,350

Wisconsin: 0.70%
Alma Center WI School District (Miscellaneous Revenue)	2.00%	03/01/2012	4,660,000	4,683,999
Burlington Area WI School District (Tax Revenue, NATL-RE Insured)	3.75%	04/01/2011	1,000,000	1,000,000
Green Bay WI Housing Authority Sisters of St. Francis Project (Housing Revenue, Allied Irish Bank plc LOC) ±§	4.03%	01/01/2035	3,150,000	3,150,000
Kronenwetter WI RDA (Miscellaneous Revenue)	4.50%	05/01/2011	500,000	500,610
Milwaukee County WI Airport Revenue (Airport Revenue)	5.00%	12/01/2012	1,000,000	1,050,070
Monona Sewer Systems Revenue Wisconsin BAN (Water & Sewer Revenue)	4.50%	05/01/2011	780,000	782,067
Puttable Floating Option Tax-Exempt Receipts 4391 (GO — State) ±§	0.35%	09/01/2017	6,205,000	6,205,000
Waukesha County WI Housing Authority Steeple View Incorporated Project (Housing Revenue, Associated Bank NA LOC) ±§	0.40%	12/01/2034	100,000	100,000
Wisconsin State HEFA (Health Revenue)	3.00%	06/01/2011	1,010,000	1,012,343
Wisconsin State HEFA (Health Revenue)	3.00%	12/15/2012	870,000	886,400
Wisconsin State HEFA (Health Revenue)	4.00%	07/15/2011	4,650,000	4,678,877
Wisconsin State HEFA (Health Revenue)	4.00%	06/01/2012	2,810,000	2,877,581
Wisconsin State HEFA (Health Revenue)	4.00%	07/15/2012	5,000,000	5,114,050
Wisconsin State HEFA (Health Revenue)	5.00%	07/01/2013	735,000	778,247
Wisconsin State HEFA (Health Revenue)	5.00%	07/15/2013	6,000,000	6,305,580
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

25

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)

     ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Wisconsin (continued)
Wisconsin State HEFA (Health Revenue, AMBAC Insured)		5.63%	02/15/2013	$170,000	$176,064
Wisconsin State HEFA Aurora Health Care Obligated (Health Revenue, NATL-RE Insured)		5.25%	08/15/2012	7,240,000	7,254,987

					46,555,875

Wyoming: 0.02%
Sweetwater County WY Improvement Projects Joint Powers Board (Lease Revenue, NATL-RE Insured)		5.00%	06/15/2012	1,230,000	1,240,086

Total Municipal Bonds and Notes (Cost $6,456,739,628)					6,470,503,780

Short-Term Investments: 1.50%

Commercial Paper: 0.56%
Hamilton County TN (GO Revenue)		0.60%	04/14/2011	15,060,000	15,060,000
Jefferson County KY Pollution Control (Miscellaneous Revenue)		1.25%	06/09/2011	22,500,000	22,500,000

					37,560,000

		Yield		Shares
Investment Companies: 0.92%
Wells Fargo Advantage National Tax-Free Money Market Fund (l)(u)		0.09%		61,482,880	61,482,880

		Interest Rate	Maturity Date	Principal
US Treasury Bills: 0.02%
US Treasury Bill^		0.10%	06/23/2011	$1,000,000	999,799

Total Short-Term Investments (Cost $100,042,662)					100,042,679

Total Investments in Securities (Cost $6,556,782,290)*	98.45%				6,570,546,459
Other Assets and Liabilities, Net	1.55				103,601,800

Total Net Assets	100.00%				$6,674,148,259

±	Variable rate investments.

§	The securities are subject to a demand feature which reduces the effective maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $6,556,782,290 and net unrealized appreciation (depreciation) consist of:

Gross unrealized appreciation	$24,107,129
Gross unrealized depreciation	(10,342,960)

Net unrealized appreciation	$13,764,169
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

26

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     WISCONSIN TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 98.81%

Colorado: 0.60%
Aurora CO Single Family Housing (Housing Revenue) ^	5.93%	09/01/2015	$1,000,000	$731,614

Guam: 5.82%
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00%	07/01/2019	650,000	608,127
Guam International Airport Authority Series B (Airport Revenue, NATL-RE Insured)	5.00%	10/01/2011	715,000	724,674
Guam International Airport Authority Series B (Airport Revenue, NATL-RE Insured)	5.25%	10/01/2016	1,600,000	1,654,528
Guam International Airport Authority Series C (Airport Revenue, NATL-RE Insured)	5.38%	10/01/2017	500,000	511,005
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.00%	12/01/2013	500,000	526,095
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00%	10/01/2018	1,000,000	970,800
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.25%	10/01/2012	1,000,000	999,910
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.25%	10/01/2013	5,000	4,966
Territory of Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50%	12/01/2019	1,000,000	1,029,290

				7,029,395

Puerto Rico: 33.81%
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00%	12/01/2015	500,000	527,620
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00%	12/01/2019	335,000	341,362
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00%	12/01/2020	260,000	263,484
Children’s Trust Fund Puerto Rico Tobacco Settlement Asset-Backed (Tobacco Revenue)	5.00%	05/15/2011	750,000	751,583
Puerto Rico Aqueduct & Sewer Authority (Water & Sewer Revenue, NATL-RE-IBC Commonwealth Guaranty Insured)	6.25%	07/01/2012	25,000	26,792
Puerto Rico Commonwealth (Tax Revenue, NATL-RE Insured) (a)§±	0.62%	07/01/2011	500,000	498,200
Puerto Rico Commonwealth (Tax Revenue, AGM Insured)	5.00%	07/01/2015	1,750,000	1,845,585
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Water & Sewer Revenue, NATL-RE Guaranty Insured) (n)(m)(a)§±	0.49%	07/01/2011	1,000,000	990,417
Puerto Rico Commonwealth Highway & Transportation Authority Refunding Series L (Transportation Revenue, CIFC Insured)	5.25%	07/01/2019	1,000,000	1,011,600
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Transportation Revenue, AMBAC Insured)	5.50%	07/01/2013	165,000	174,497
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Transportation Revenue, AGM-CR Insured)	5.50%	07/01/2013	300,000	314,424
Puerto Rico Commonwealth Highway & Transportation Authority Series W (Transportation Revenue, NATL-RE-IBC Insured)	5.50%	07/01/2015	1,795,000	1,944,721
Puerto Rico Commonwealth Highway & Transportation Authority Series W MBIA (Transportation Revenue, NATL-RE & IBC Insured)	5.50%	07/01/2013	1,500,000	1,558,395
Puerto Rico Commonwealth Infrastructure Financing Authority Series C (Tax Revenue, AMBAC Insured)	5.50%	07/01/2012	2,500,000	2,598,250
Puerto Rico Commonwealth Public Improvement (Miscellaneous Revenue, AGM Insured)	5.25%	07/01/2020	100,000	103,473
Puerto Rico Commonwealth Refunding (Miscellaneous Revenue, FGIC Insured)	5.50%	07/01/2013	350,000	370,146
Puerto Rico Commonwealth Refunding Insured Public Improvement Series A (Tax Revenue, NATL-RE Insured)	5.50%	07/01/2016	200,000	211,832
Puerto Rico Commonwealth Refunding Public Improvement Series A-AGC-ICC (Tax Revenue, Assured Guaranty Insured)	5.50%	07/01/2018	1,000,000	1,074,320
Puerto Rico Commonwealth Series A (Tax Revenue, Assured Guaranty Insured) §±	2.17%	07/01/2019	1,000,000	850,310
Puerto Rico Electric Power Authority Series 00 (Utilities Revenue, CIFC Assured Guaranty Insured)	5.00%	07/01/2013	650,000	688,922
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, XLCA Insured)	5.25%	07/01/2012	900,000	941,112
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
     WISCONSIN TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority Series KK (Utilities Revenue, XLCA Insured)	5.00%	07/01/2011	$640,000	646,253
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) §±	0.72%	07/01/2029	2,500,000	1,699,225
Puerto Rico Electric Power Authority Series WW (Utilities Revenue)	5.00%	07/01/2011	500,000	504,885
Puerto Rico Electric Power Authority Series WW (Utilities Revenue)	5.25%	07/01/2033	500,000	441,930
Puerto Rico HFA Capital Funding Modernization (Housing Revenue)	5.13%	12/01/2027	4,120,000	4,027,176
Puerto Rico HFA Capital Funding Modernization (Housing Revenue)	5.50%	12/01/2018	500,000	539,345
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00%	12/01/2011	520,000	532,958
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Loan Insured)	5.00%	12/01/2014	265,000	282,228
Puerto Rico HFA Vivienda Modernization (Housing Revenue)	4.75%	10/01/2011	2,130,000	2,136,220
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Dr. Pila Hospital Project A (Health Revenue, NATL-RE Insured)	5.50%	07/01/2017	175,000	175,135
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Dr. Pila Hospital Project A (Health Revenue, FHA Insured)	5.88%	08/01/2012	5,000	5,017
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Dr. Pila Hospital Project A (Health Revenue)	6.50%	11/15/2020	25,000	25,326
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities University Plaza Project Series A (Education Revenue, NATL-RE Insured)	5.63%	07/01/2013	600,000	604,794
Puerto Rico Municipal Finance Agency Series A (Tax Revenue, AGM Insured)	5.75%	08/01/2011	1,000,000	1,008,840
Puerto Rico Municipal Finance Agency Series B (Tax Revenue, CIFC Insured)	5.25%	07/01/2017	105,000	107,945
Puerto Rico Public Buildings Authority Government Facilities Series D Prerefunded (Lease Revenue)	5.13%	07/01/2024	30,000	31,664
Puerto Rico Public Buildings Authority Government Facilities Series D Unrefunded (Lease Revenue, Commonwealth Guaranty Insured)	5.13%	07/01/2024	10,000	9,447
Puerto Rico Public Buildings Authority Prerefunded Capital Appreciation Series D (Lease Revenue, AMBAC Insured)	5.45%	07/01/2030	1,465,000	1,566,378
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (Miscellaneous Revenue, AMBAC Insured)	5.13%	06/01/2024	3,790,000	4,180,863
Puerto Rico Public Improvement Series A (Tax Revenue, NATL-RE Insured)	6.25%	07/01/2013	1,200,000	1,289,904
Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue)	4.63%	08/01/2019	200,000	208,156
Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue)	6.38%	08/01/2039	2,000,000	2,055,000
University of Puerto Rico Series P (Education Revenue)	5.00%	06/01/2017	1,185,000	1,187,536
University of Puerto Rico Series Q (Education Revenue)	5.00%	06/01/2016	500,000	509,650

				40,862,920

Texas: 1.46%
Tarrant County TX Housing Finance Corporation Compound Interest (Housing Revenue, NATL-RE Insured) ^	3.68%	09/15/2016	2,000,000	1,760,280

Virgin Islands: 8.88%
University of the Virgin Islands Series A (Education Revenue, ACA GO of University Insured)	5.85%	12/01/2014	150,000	150,629
Virgin Islands PFA (Miscellaneous Revenue, AGM Insured)	5.00%	10/01/2014	590,000	651,018
Virgin Islands PFA (Tax Revenue, NATL-RE FGIC Insured)	5.00%	10/01/2014	400,000	427,380
Virgin Islands PFA (Tax Revenue, NATL-RE FGIC Insured)	5.00%	10/01/2016	250,000	268,123
Virgin Islands PFA Escrowed to Maturity Series A (Miscellaneous Revenue)	7.30%	10/01/2018	10,000	12,166
Virgin Islands PFA Gross Tax Receipts (Tax Revenue, NATL-RE FGIC Insured)	5.00%	10/01/2012	250,000	260,225
Virgin Islands PFA Senior Lien Capital Projects Series A-1 (Tobacco Revenue)	3.00%	10/01/2013	500,000	507,360
Virgin Islands PFA Senior Lien Matching Fund Loan Note Series A (Water & Sewer Revenue)	5.25%	10/01/2019	2,700,000	2,784,483
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     WISCONSIN TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Virgin Islands (continued)
Virgin Islands PFA Series A (Miscellaneous Revenue)	6.75%	10/01/2037	$1,850,000	1,902,799
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Miscellaneous Revenue)	6.00%	10/01/2039	1,000,000	952,900
Virgin Islands Tobacco Settlement Financing Corporation Asset Backed Bonds (Tobacco Revenue)	4.60%	05/15/2011	255,000	255,413
Virgin Islands Tobacco Settlement Financing Corporation Asset Backed Bonds (Tobacco Revenue)	4.95%	05/15/2014	750,000	750,390
Virgin Islands Water & Power Authority (Utilities Revenue, ACA-CBI NATL-RE-IBC Insured)	5.30%	07/01/2021	500,000	500,045
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00%	07/01/2018	1,000,000	1,043,140
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00%	07/01/2031	300,000	262,845

				10,728,916

West Virginia: 0.33%
Kanawha Mercer Nicholas Counties WV Single Family Prerefunded (Housing Revenue) ^	4.98%	02/01/2015	470,000	403,072

Wisconsin: 47.91%
Ashwaubenon WI CDA Arena Project (Lease Revenue)	4.80%	06/01/2016	20,000	20,740
Ashwaubenon WI CDA Arena Project (Lease Revenue)	5.05%	06/01/2019	100,000	104,062
Ashwaubenon WI CDA Arena Project (Lease Revenue)	5.10%	06/01/2020	815,000	848,692
Brown County WI Housing Authority University Village Housing Incorporated Project Series B (Education Revenue)	4.20%	04/01/2012	50,000	50,105
Brown County WI Housing Authority University Village Housing Incorporated Project Series B (Education Revenue)	4.50%	04/01/2014	100,000	100,164
Cudahy WI CDA Redevelopment Lease Revenue Refunding Series B (Lease Revenue)	4.55%	06/01/2019	1,540,000	1,553,644
Delafield WI CDA St. Johns Northwestern Military (Education Revenue, Town Bank LOC)	4.60%	06/01/2030	660,000	668,032
Delafield WI CDA St. Johns Northwestern Military (Education Revenue, Town Bank LOC)	4.70%	06/01/2034	500,000	502,530
Glendale WI CDA Bayshore Public Parking A (Transportation Revenue)	4.75%	10/01/2020	100,000	102,937
Glendale WI CDA Tax Increment 6 (Lease Revenue)	5.00%	10/01/2019	145,000	145,885
Green Bay Brown County WI Professional Football Stadium District Lambeau Field Renovation Project A (Tax Revenue, AMBAC Insured)	4.75%	02/01/2014	215,000	215,737
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	5.00%	04/01/2016	1,445,000	1,545,297
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	5.00%	04/01/2030	1,100,000	1,072,346
Green Bay WI RDA Bellin Memorial Hospital (Health Revenue)	5.50%	12/01/2023	250,000	255,783
Green Bay WI RDA Bellin Memorial Hospital Series A (Health Revenue)	5.00%	02/15/2013	20,000	20,453
Green Bay WI RDA Bellin Memorial Hospital Series A (Health Revenue)	5.50%	02/15/2021	10,000	10,050
Green Bay WI RDA Pine Street Parking Ramp Project (Lease Revenue)	1.50%	04/01/2012	100,000	100,874
Green Bay WI RDA Pine Street Parking Ramp Project (Lease Revenue)	2.10%	04/01/2014	320,000	326,237
Green Bay WI RDA Pine Street Parking Ramp Project (Lease Revenue)	2.50%	04/01/2015	125,000	127,890
Green Bay WI RDA Pine Street Parking Ramp Project (Lease Revenue)	2.70%	04/01/2016	405,000	413,282
Greenfield WI CDA Housing Revenue Layton Terrace Project (Housing Revenue)	4.75%	09/01/2033	500,000	494,560
Kronenwetter WI RDA (Miscellaneous Revenue)	4.50%	05/01/2011	500,000	500,610
Little Chute WI CDA (Lease Revenue)	4.25%	03/01/2017	200,000	205,356
Little Chute WI CDA (Lease Revenue)	4.35%	03/01/2018	200,000	204,340
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00%	10/01/2039	5,000,000	5,013,750
Milwaukee WI Housing Authority Veterans Housing Project (Housing Revenue, FNMA Insured)	5.10%	07/01/2022	1,000,000	1,037,230
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	4.00%	07/01/2011	265,000	266,548
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	5.05%	07/01/2019	470,000	478,662
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	5.15%	07/01/2020	470,000	476,735
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
     WISCONSIN TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Wisconsin (continued)
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	5.20%	07/01/2021	$470,000	475,729
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	5.30%	07/01/2022	470,000	475,118
Milwaukee WI RDA Milwaukee School Engineering Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	5.35%	07/01/2023	470,000	474,019
Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC Insured)	3.80%	08/01/2014	50,000	52,148
Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC Insured)	4.25%	08/01/2019	550,000	557,381
Milwaukee WI RDA Public Schools Neighborhood Schools Series A (Miscellaneous Revenue, AMBAC Insured)	4.20%	08/01/2012	100,000	104,276
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.13%	08/01/2015	750,000	743,633
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.63%	08/01/2025	300,000	260,085
Milwaukee WI RDA Science Education Consortium Project Series A (Miscellaneous Revenue)	5.75%	08/01/2035	1,000,000	804,500
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	4.20%	08/01/2011	95,000	96,135
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Morgal Obligation Insured)	4.60%	08/01/2024	870,000	878,770
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Morgal Obligation Insured)	5.00%	08/01/2030	3,000,000	3,036,510
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50%	02/15/2029	1,000,000	966,820
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88%	02/15/2039	1,500,000	1,458,825
Neenah WI CDA Series A (Lease Revenue)	4.13%	12/01/2018	300,000	309,498
Neenah WI CDA Series A (Lease Revenue)	5.13%	12/01/2023	1,000,000	1,029,940
Oakfield WI CDA (Lease Revenue)	5.40%	12/01/2021	350,000	350,686
Osceola WI RDA (Lease Revenue)	4.75%	12/01/2011	325,000	330,831
Osceola WI RDA (Lease Revenue)	5.15%	12/01/2015	235,000	237,599
Osceola WI RDA (Lease Revenue)	5.38%	12/01/2020	410,000	411,066
Oshkosh WI RDA (Miscellaneous Revenue, Investors Community Bank LOC)	4.25%	07/01/2030	500,000	466,860
Southeast Wisconsin Professional Baseball Park District Junior Lien Series B (Tax Revenue, NATL-RE Insured)	5.50%	12/15/2015	1,545,000	1,607,001
Southeast Wisconsin Professional Baseball Park District Junior Lien Series B (Tax Revenue, NATL-RE Insured)	5.50%	12/15/2017	1,300,000	1,351,506
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.00%	12/15/2017	100,000	103,612
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50%	12/15/2015	160,000	181,307
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50%	12/15/2017	1,765,000	2,000,063
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50%	12/15/2018	380,000	449,411
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50%	12/15/2021	240,000	277,934
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50%	12/15/2023	1,600,000	1,718,432
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50%	12/15/2026	2,205,000	2,282,418
St. Croix Falls WI CDA (Lease Revenue)	4.40%	12/01/2011	120,000	122,477
St. Croix Falls WI CDA (Lease Revenue)	4.50%	12/01/2011	80,000	81,304
St. Croix Falls WI CDA (Lease Revenue)	4.50%	12/01/2012	160,000	163,042
St. Croix Falls WI CDA (Lease Revenue)	4.85%	12/01/2014	90,000	92,663
Sturgeon Bay WI Waterfront RDA (Lease Revenue)	4.35%	10/01/2018	150,000	152,459
Sturgeon Bay WI Waterfront RDA Refunded Series A (Lease Revenue)	4.50%	10/01/2021	275,000	270,707
Sturtevant WI CDA (Lease Revenue)	4.40%	12/01/2015	300,000	301,890
Sturtevant WI CDA (Lease Revenue)	4.55%	12/01/2016	200,000	201,016
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Lease Revenue)	3.80%	02/01/2018	300,000	306,147
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Lease Revenue)	4.00%	02/01/2019	220,000	221,368
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Lease Revenue)	4.50%	02/01/2022	250,000	251,618
Verona WI CDA (IDR)	4.30%	02/01/2015	100,000	104,297
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS	PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)
     WISCONSIN TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Wisconsin (continued)
Verona WI CDA (Lease Revenue)	5.38%	12/01/2022	$775,000	783,634
Warrens WI CDA (Tax Revenue)	3.70%	10/01/2014	300,000	239,700
Warrens WI CDA (Lease Revenue)	5.00%	11/01/2016	70,000	38,976
Warrens WI CDA (Lease Revenue)	5.10%	11/01/2020	120,000	59,035
Waukesha County WI Housing Authority The Arboretum Project (Housing Revenue)	5.00%	12/01/2027	340,000	340,248
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	2.30%	12/01/2016	135,000	132,978
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	2.65%	12/01/2017	335,000	328,518
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	4.00%	12/01/2023	150,000	145,106
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	4.20%	12/01/2024	150,000	146,763
Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (IDR, Harris NA LOC)	4.25%	12/01/2025	250,000	242,003
Weston WI CDA Series A (Lease Revenue)	5.25%	10/01/2020	720,000	752,112
Wisconsin Center District Capital Appreciation Bonds (Tax Revenue, AGM Insured) ^	3.37%	12/15/2030	1,415,000	444,791
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Insured)	5.25%	12/15/2015	280,000	312,746
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Insured)	5.25%	12/15/2016	385,000	431,342
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Insured)	5.25%	12/15/2018	50,000	55,322
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Insured)	5.25%	12/15/2019	500,000	548,500
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Insured)	5.25%	12/15/2023	1,570,000	1,675,363
Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Insured)	5.25%	12/15/2027	230,000	237,234
Wisconsin Dells CDA Series A (Lease Revenue)	4.65%	09/01/2014	65,000	65,448
Wisconsin Dells CDA Series A (Lease Revenue)	4.80%	09/01/2015	70,000	70,407
Wisconsin Dells CDA Series A (Lease Revenue)	5.00%	09/01/2017	80,000	80,299
Wisconsin HFA (Housing Revenue, FHA Insured)	6.10%	06/01/2021	125,000	147,281
Wisconsin Housing & Economic Development Authority AMT Series A (Housing Revenue, GO of Authority Insured)	4.63%	11/01/2037	25,000	21,649
Wisconsin Housing & Economic Development Authority AMT Series A (Housing Revenue, GO of Authority Insured)	4.70%	05/01/2047	290,000	243,609
Wisconsin Housing & Economic Development Authority AMT Series A (Housing Revenue, GO of Authority Insured)	4.75%	05/01/2037	320,000	323,514
Wisconsin Housing & Economic Development Authority Series A (Housing Revenue)	4.25%	12/01/2035	1,960,000	2,037,969
Wisconsin Housing & Economic Development Authority Series A (Housing Revenue, GO of Authority Insured)	5.75%	11/01/2043	3,500,000	3,474,310
Wisconsin Housing & Economic Development Authority Series E (Housing Revenue, GO of Authority Insured)	4.90%	11/01/2035	2,015,000	1,912,819

				57,915,308

Total Municipal Bonds and Notes (Cost $118,974,088)		119,431,505

Total Investments in Securities (Cost $118,974,088)*	98.81%	119,431,505

Other Assets and Liabilities, Net	1.19	1,442,199

Total Net Assets	100.00%	$120,873,704

^	Zero coupon security. Rate represents yield to maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

§	These securities are subject to a demand feature which reduces the effective maturity.

±	Variable rate investments.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

PORTFOLIO OF INVESTMENTS — March 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
     WISCONSIN TAX-FREE FUND

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

*	Cost for federal income tax purposes is $118,974,088 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,924,272
Gross unrealized depreciation	(1,466,855)

Net unrealized appreciation	$457,417
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)
The Funds’ portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and annual report.
Security valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Funds’ Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
When-issued transactions
Each Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Inverse floating-rate obligations
Certain Funds may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
Futures contracts
The Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of March 31, 2011, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

California Limited-Term Tax Free Fund
Municipal bonds and notes	$0	$319,200,132	$190,779	$319,390,911
Short-term investments
Investment companies	6,552,251	0	0	6,552,251
U.S. Treasury obligations	199,960	0	0	199,960

	$6,752,211	$319,200,132	$190,779	$326,143,122

California Tax-Free Fund
Municipal bonds and notes	$0	$609,774,128	$1,812,397	$611,586,525
Short-term investments
Investment companies	2,575,240	0	0	2,575,240
U.S. Treasury obligations	899,819	0	0	899,819

	$3,475,059	$609,774,128	$1,812,397	$615,061,584

Colorado Tax-Free Fund
Municipal bonds and notes	$0	$90,403,372	$0	$90,403,372
Short-term investments
Investment companies	3,051,109	0	0	3,051,109
U.S. Treasury obligations	99,980	0	0	99,980

	$3,151,089	$90,403,372	$0	$93,554,461

Intermediate Tax/AMT-Free Fund
Municipal bonds and notes	$0	$1,111,492,002	$6,917,101	$1,118,409,103
Short-term investments
Investment companies	608,309	0	0	608,309
U.S. Treasury obligations	299,940	0	0	299,940

	$908,249	$1,111,492,002	$6,917,101	$119,317,352

Minnesota Tax-Free Fund
Municipal bonds and notes	$0	$162,866,518	$1,233,836	$164,100,354
Short-term investments
Investment companies	87,399	0	0	87,399

	$87,399	$162,866,518	$1,233,836	$164,187,753

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Municipal Bond Fund
Agency securities	$0	43,219,600	$0	$43,219,600
Municipal bonds and notes	0	2,372,532,011	25,554,727	2,398,086,738
Short-term investments
Investment companies	9,977,845	0	0	9,977,845
U.S. Treasury obligations	2,099,578	0	0	2,099,578

	12,077,423	2,415,751,611	25,554,727	2,453,383,761

Short-Term Municipal Bond Fund
Agency securities	$0	$48,270,891	$26,205,600	$74,476,491
Municipal bonds and notes	0	3,434,922,767	34,097,621	3,469,020,388
Short-term investments
Investment companies	6,059,149	0	0	6,059,149
U.S. Treasury obligations	1,199,759	0	0	1,199,759

	$7,258,908	$3,483,193,658	$60,303,221	$3,550,755,787

Ultra Short-Term Municipal Income Fund
Municipal bonds and notes	$0	$6,421,221,590	$49,282,190	$6,470,503,780
Short-term investments
Commercial paper	0	37,560,000	0	37,560,000
Investment companies	61,482,880	0	0	61,482,880
U.S. Treasury obligations	999,799	0	0	999,799

	$62,482,679	$6,458,781,590	$49,282,190	$6,750,546,459

Wisconsin Tax-Free Fund
Municipal bonds and notes	$0	$117,942,888	$1,488,617	$119,431,505

As of March 31, 2011, the inputs used in valuing the Funds’ other financial instruments, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Futures contracts	(Level 1)	(Level 2)	(Level 3)	Total

California Limited-Term Tax-Free Fund	$21,723	$0	$0	$21,723
California Tax-Free Fund	135,769	0	0	135,769
Colorado Tax-Free Fund	8,146	0	0	8,146
Transfers in and transfers out are recognized at the end of the reporting period. As of March 31, 2011, the Funds did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	California		Intermediate	Minnesota
	Limited-Term	California Tax-	Tax/AMT-	Tax-Free	Municipal Bond
	Tax Free Fund	Free Fund	Free Fund	Fund	Fund
			Municipal	Municipal
	Municipal bonds	Municipal	bonds and	bonds and	Municipal bonds
	and notes	bonds and notes	notes	notes	and notes

Balance as of June 30, 2010	$190,397	$1,808,771	$7,843,782	$1,320,682	$28,833,984
Accrued discounts (premiums)	0	2,971	45,632	0	206,788
Realized gains (losses)	0	0	1,463,631	6,250	1,677,072
Change in unrealized gains (losses)	382	655	(652,444)	6,904	(618,867)
Purchases	0	0	2,062,500		0
Sales	0	0	(3,846,000)	(100,000)	(4,544,250)
Transfers into Level 3	0	0	0		0
Transfers out of Level 3	0	0	0		0

Balance as of March 31, 2011	$190,779	1,812,397	$6,917,101	1,233,836	$25,554,727

Change in unrealized gains (losses) relating to securities still held at March 31, 2011	$382	$655	$(297,320)	$7,488	$(174,420)
Short Term Municipal Bond Fund

		Municipal
	Agency Securities	bonds and notes	Total

Balance as of June 30, 2010	$26,191,200	$56,983,448	$83,174,648
Accrued discounts (premiums)	(5,475)	315,972	310,497
Realized gains (losses)	0	4,419,351	4,419,351
Change in unrealized gains (losses)	19,875	(1,735,071)	(1,715,196)
Purchases	0	4,385,500	4,385,500
Sales	0	(17,979,218)	(17,979,218)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(12,292,361)	(12,292,361)

Balance as of March 31, 2011	$26,205,600	$34,097,621	$60,303,221

Change in unrealized gains (losses) relating to securities still held at March 31, 2011	$19,875	$54,146	$74,021

	Ultra Short-Term
	Municipal Income
	Fund	Wisconsin Tax-Free Fund
	Municipal bonds
	and notes	Municipal bonds and notes

Balance as of June 30, 2010	$116,610,669	$1,454,715
Accrued discounts (premiums)	499,493	29,973
Realized gains (losses)	295,362	0
Change in unrealized gains (losses)	180,560	3,929
Purchases	2,025,000	0
Sales	(15,413,298)	0
Transfers into Level 3	0	0
Transfers out of Level 3	(54,915,596)	0

Balance as of March 31, 2011	49,282,190	$1,488,617

Change in unrealized gains (losses) relating to securities still held at March 31, 2011	$203,409	$3,929
At March 31, 2011, the Funds had the following Floating-Rate Notes outstanding:

	Floating-Rate Notes		Collateral for Floating-Rate
	Outstanding	Range of Interest Rates	Notes Outstanding

Colorado Tax-Free Fund	$975,000	0.36%-0.47%	$3,931,374
Municipal Bond Fund	30,525,000	0.70%-5.66%	62,795,575
During the nine months ended March 31, 2011, each Fund, except Minnesota Tax-Free Fund and Wisconsin Tax-Free Fund, entered into futures contracts for speculative purposes.
At March 31, 2011, the California Limited-Term Tax-Free Fund, California Tax-Free Fund and Colorado Tax-Free Fund had short futures contracts outstanding as follows:

						Net
				Initial	Value at	Unrealized
	Expiration			Contract	March 31,	Gains
	Date	Contracts	Type	Amount	2011	(Losses)

California Limited-Term Tax-Free Fund	June 2011	80 Short	10-Year U.S. Treasury Notes	$9,544,223	$9,522,500	$21,723
California Tax-Free Fund	June 2011	500 Short	10-Year U.S. Treasury Notes	59,651,394	59,515,625	135,769
Colorado Tax-Free Fund	June 2011	30 Short	10-Year U.S. Treasury Notes	3,579,084	3,570,938	8,146
California Limited-Term Tax-Free Fund, California Tax-Free Fund and Colorado Tax-Free Fund had average contract amounts of $1,760,112, $8,331,372 and $331,706, respectively, in short futures contracts during the nine months ended March 31, 2011.

As of March 31, 2011, the Intermediate Tax/AMT-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund and Ultra Short-Term Municipal Income Fund did not have any open futures contracts but had an average contract amounts during the nine months ended March 31, 2011 as follows:

	Short Contracts	Long Contracts

Intermediate Tax/AMT-Free Fund	$990,459	$0
Municipal Bond Fund	90,953,570	262,568
Short-Term Municipal Bond Fund	99,506,907	214,234
Ultra Short-Term Municipal Income Fund	152,693,231	0

ITEM 2. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: May 25, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: May 25, 2011

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: May 25, 2011